                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-14363
                                                              File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.
                                                                             / /

     Post-Effective Amendment No.   44                                       /X/

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

    Amendment No.   44
                        (Check appropriate box or boxes)

                               DELAWARE VIP TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:     As soon as possible after effectiveness

It is proposed that this filing will become effective:

/_/  Immediately upon filing pursuant to paragraph (b)

/_/  on (date) pursuant to paragraph (b)

/X/  60 days after filing pursuant to paragraph (a) (1)

/_/  on (date) pursuant to paragraph (a)(1)

/_/  75 days after filing pursuant to paragraph (a) (2)

/_/  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

/X/  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment

                             --- C O N T E N T S ---

          This  Post-Effective   Amendment  No.  44  to  Registration  File  No.
          033-14363 includes the following:

1.   Facing Page

2.   Contents Page

3.   Part A - Prospectuses

4.   Part B - Statement of Additional Information

5.   Part C - Other Information

6.   Signatures

7.   Exhibits

                               DELAWARE VIP TRUST
                          Delaware VIP Balanced Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This Prospectus offers the Delaware VIP Balanced Series. The Series is in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                     page
Delaware VIP Balanced Series

How we manage the Series                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                       page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                       page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                         page

Overview:  Delaware VIP Balanced Series

What is the Series' goal?
Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation  of capital.  Although  the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Under  normal  circumstances,  the  Series  will  invest at least 25% of its net assets in equity  securities and at least 25% of its net assets in  fixed-income securities,  including high-yield fixed-income  securities.  We invest in common stocks of  established  companies we believe have the  potential  for  long-term capital  appreciation.  In addition,  we invest in various types of fixed-income securities including U.S. government  securities and corporate bonds. Funds with this mix of stocks and bonds are commonly known as balanced funds.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected primarily by declines in stock and bond prices,  which can be caused by a drop in the stock or bond  market,  an adverse change  in  interest  rates  or  poor  performance  in  specific  industries  or companies.  For a more complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for stocks and bonds combined in a single investment.
o    Investors seeking a measure of capital preservation.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Balanced  Series  Standard  Class. We show returns for the past ten calendar  years,  as well as average annual returns for one, five and ten years.
The Series' past performance  does not necessarily  indicate how it will perform in the future. The returns reflect applicable  voluntary expense and contractual caps.  The returns would be lower without the  voluntary and  contractual  caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Balanced Series Standard Class)

Year-by-year total return (Delaware VIP Balanced Series Standard Class)

-------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
   1995     1996     1997     1998     1999     2000     2001     2002     2003     2004     2005
-------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
 26.58%   15.91%   26.40%   18.62%   -7.85%   -3.12%   -7.66%  -16.27%   19.21%    5.84%     [ ]%
-------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

------------- -------------------- --------------- -----------------------------
                  Delaware VIP
                Balanced Series        S&P 500       Lehman Brothers Aggregate
                 Standard Class         Index                Bond Index
------------- -------------------- --------------- -----------------------------
1 year                [   ]%            [   ]%                [   ]%
------------- -------------------- --------------- -----------------------------
5 years               [   ]%            [   ]%                [   ]%
------------- -------------------- --------------- -----------------------------
10 years              [   ]%            [   ]%                [   ]%
------------- -------------------- --------------- -----------------------------

The Series' returns are compared to the performance of the S&P 500 Index and the
Lehman Brothers Aggregate Bond Index. The S&P 500 Index is an unmanaged index of
500 widely held common stocks that is often used to represent performance of the
U.S.  stock  market.  The Lehman  Brothers  Aggregate  Bond Index  measures  the
performance  of  approximately   5,500  publicly  traded  bonds  including  U.S.
government,  mortgage-backed,  corporate  and Yankee  bonds.  Neither index is a perfect  comparison to Delaware VIP Balanced Series since the S&P 500 Index does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. You should remember that unlike the Series, the indexes are  unmanaged  and don't  reflect the actual  costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are the Series' fees and expenses? (1)

----------------------------------------- --------------------------------------------- ----------
You do not pay sales charges directly     Maximum sales charge (load) imposed on
from your investmentswhen you buy         purchases as a percentage of offering price        none
or sell shares of the Standard Class.     --------------------------------------------- ----------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price, whichever is lower      none
                                          --------------------------------------------- ----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                               none
                                          --------------------------------------------- ----------
                                          Redemption fees                                    none
                                          --------------------------------------------- ----------
                                          Exchange fees                                      none
                                          --------------------------------------------- ----------

----------------------------------------- --------------------------------------------- ----------
Annual Series operating expenses are
deducted from the Series' assets.         Management fees                                   0.65%
                                          --------------------------------------------- ----------
                                          Distribution and service (12b-1) fees              none
                                          --------------------------------------------- ----------
                                          Other expenses                                   [   ]%
                                          --------------------------------------------- ----------
                                          Total operating expenses                         [   ]%
                                          --------------------------------------------- ----------
                                          Fee waivers and payments(2)                      [   ]%
                                          --------------------------------------------- ----------
                                          Net expenses                                     [   ]%
                                          --------------------------------------------- ----------

----------------------------------------- --------------------------------------------- ----------
This example is intended to help you
compare the cost of investing in the
Series to the cost of investing in other
mutual funds with similar investment
objectives. We show the cumulative
amount of Series expenses on a
hypothetical investment of $10,000 with
an annual 5% return over the time         1 year                                           $[   ]
shown.(3) This is an example only, and    --------------------------------------------- ----------
does not represent future expenses,       3 years                                          $[   ]
which may be greater or less than those   --------------------------------------------- ----------
shown here.                               5 years                                          $[   ]
                                          --------------------------------------------- ----------
                                          10 years                                         $[   ]
----------------------------------------- --------------------------------------------- ----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through [date] in order to prevent total operating expenses  (excluding any
     12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
We seek capital appreciation by investing at least 25% of the Series' net assets in equity securities of primarily large-capitalization companies that we believe have  long-term  capital  appreciation  potential.  We will  typically  follow a value-oriented  investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors.

While our investment  philosophy will typically be  value-oriented,  we also may invest in issues with growth  characteristics  during  market cycles when growth stocks appear attractive.

To seek current income and help preserve  capital,  we generally invest at least
25% of the  Series'  net assets in  various  types of  fixed-income  securities, including U.S. government and government agency securities,  corporate bonds and high-yield securities. Each bond in the portfolio will typically have a maturity between  one and 30  years,  and the  average  maturity  of the  portfolio  will typically be between one and 10 years.

We  conduct  ongoing  analysis  of  the  different   markets  to  determine  the
appropriate  mix of stocks and bonds for the  current  economic  and  investment environment.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater income payments than stocks, and also may provide capital appreciation.

-------------------------------------------------------------- ----------------------------------------------------------------
                        Securities                                                    How we use them
                                                                                Delaware VIP Balanced Series
-------------------------------------------------------------- ----------------------------------------------------------------
Common stocks: Securities that represent shares of ownership   Generally, we invest up to 75% of net assets in common
in a corporation. Stockholders participate in the              stocks.
corporation's profits and losses, proportionate to the
number of shares they own.

-------------------------------------------------------------- ----------------------------------------------------------------
Convertible securities: Usually preferred stocks or            The Series may invest in convertible securities; however, we
corporate bonds that can be exchanged for a set number of      will not invest more than 10% of the net assets of the
shares of common stock at a predetermined price. These         Series in convertible securities that are rated below
securities offer higher appreciation potential than            investment grade by a nationally recognized statistical
nonconvertible bonds and greater income potential than         ratings organization (NRSRO) or in securities that are
nonconvertible preferred stocks.                               unrated but deemed equivalent to non-investment grade.

-------------------------------------------------------------- ----------------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that       There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving         securities or on privately issued mortgage-backed securities
principal and interest payments as the underlying mortgage     that are fully collateralized by government securities.
loans are paid back. Many are issued and guaranteed against
default by the U.S. government or its agencies or              We may invest up to 20% of net assets in mortgage-backed
instrumentalities, such as the Federal Home Loan Mortgage      securities issued by private companies if the securities are
Corporation, Fannie Mae and the Government National Mortgage   not collateralized by the U.S. government, or its agencies or
Association. Others are issued by private financial            instrumentalities. However, these securities must be rated at
institutions, with some fully collateralized by certificates   the time of purchase in one of the four highest categories by
issued or guaranteed by the U.S. government or its agencies    an NRSRO such as S&P or Moody's. They must also represent
or instrumentalities.                                          interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. The privately issued securities we invest in are either CMOs or REMICs (see below).

-------------------------------------------------------------- ----------------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately issued   See mortgage-backed securities above.
mortgage-backed bonds whose underlying value is the
mortgages that are grouped into different pools according to their maturity.

-------------------------------------------------------------- ----------------------------------------------------------------
Real estate mortgage investment conduits (REMICs): Privately   See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is a
fixed pool of mortgages secured by an interest in real
property. Like CMOs, REMICs offer different pools.

-------------------------------------------------------------- ----------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts     We invest only in asset-backed securities rated in one of the
receivables including home equity, automobile or credit        four highest categories by an NRSRO.
loans.

-------------------------------------------------------------- ----------------------------------------------------------------
Corporate bonds: Debt obligations issued by a corporation.     We focus on bonds rated in one of the four highest categories by an NRSRO (or, if unrated, deemed equivalent), with
                                                               maturities typically between one and 30 years.

-------------------------------------------------------------- ----------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued by a       The Series may invest in high-yield corporate bonds. Emphasis
corporation and rated lower than investment grade by a         is typically on those rated BB or Ba by an NRSRO.
nationally recognized statistical ratings organization
(NRSRO) such as S&P or Moody's. High-yield bonds are issued    We carefully evaluate an individual company's financial
by corporations that have lower credit quality and may have    situation, its management, the prospects for its industry and
difficulty repaying principal and interest.                    the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. The
                                                               Series may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

-------------------------------------------------------------- ----------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to enter
agrees to buy the securities back within a specified time at   into these repurchase agreements, the Series must have
the same price the buyer paid for them, plus an amount equal   collateral of 102% of the repurchase price.  The Series will
to an agreed upon interest rate. Repurchase agreements are     only enter into repurchase agreements in which the collateral
often viewed as equivalent to cash.                            is U.S. government securities.

-------------------------------------------------------------- ----------------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued by    We may invest without limitation in ADRs.
a U.S. bank that represent the bank's holding of a stated
number of shares of a foreign corporation. An ADR entitles
the holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the same as U.S. securities.

-------------------------------------------------------------- ----------------------------------------------------------------

Interest rate swap, index swap and credit default swap         We may use interest rate swaps to adjust the Series'
agreements: In an interest rate swap, a Series receives        sensitivity to interest rates or to hedge against changes in
payments from another party based on a variable or floating    interest rates. Index swaps may be used to gain exposure to
interest rate, in return for making payments based on a        markets that the Series invests in, such as the corporate bond
fixed interest rate. An interest rate swap can also work in    market. We may also use index swaps as a substitute for
reverse with a Series receiving payments based on a fixed      futures or options contracts if such contracts are not
interest rate and making payments based on a variable or       directly available to the Series on favorable terms. We may
floating interest rate. In an index swap, a Series receives    enter into credit default swaps in order to hedge against a
gains or incurs losses based on the total return of a          credit event, to enhance total return or to gain exposure to
specified index, in exchange for making interest payments to   certain securities or markets.
another party. An index swap can also work in reverse with a fund receiving interest payments from another party in
exchange for movements in the total return of a specified
index. In a credit default swap, a Series may transfer the
financial risk of a credit event occurring (a bond default,
bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a Series may assume the
financial risk of a credit event occurring on a particular
security or basket of securities in exchange for receiving
premium payments from another party. Interest rate swaps,
index swaps and credit default swaps may be considered to be illiquid.

-------------------------------------------------------------- ----------------------------------------------------------------
Restricted and illiquid securities: Restricted securities      We may invest up to 10% of net assets in illiquid securities.
are privately placed securities whose resale is restricted     For this Series, the 10% limit includes restricted securities
under securities law.                                          such as privately placed securities that are eligible for
                                                               resale only among certain institutional buyers without
Illiquid securities are securities that do not have a ready    registration, which are commonly known as Rule 144A
market, and cannot be easily sold within seven days at         Securities, and repurchase agreements with maturities of over
approximately the price that a series has valued them.         seven days.

-------------------------------------------------------------- ----------------------------------------------------------------

The Series may also invest in other securities  including real estate investment trusts, options, U.S. Treasury securities and foreign securities. Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when  investing in the Delaware VIP Balanced  Series.  Please see the SAI
for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------- --------------------------------------------------------------
                            Risks                                               How we strive to manage them
                                                                                Delaware VIP Balanced Series
--------------------------------------------------------------- --------------------------------------------------------------
Market risk: The risk that all or a majority of the             We maintain a long-term investment approach and focus on
securities in a certain market--like the stock or bond          stocks we believe can appreciate over an extended time frame
market--will decline in value because of factors such as        regardless of interim market fluctuations. We do not try to
economic conditions, future expectations or investor            predict overall stock market movements and generally do not
confidence.                                                     trade for short-term purposes.

                                                                We diversify the Series' assets among two major categories of investments--stocks and bonds--which tend to increase and decline in value in different economic or investment
                                                                conditions.

                                                                In evaluating the use of an index swap, we carefully
                                                                consider how market changes could affect the swap and how
                                                                that compares to us investing directly in the market the
                                                                swap is intended to represent.

--------------------------------------------------------------- --------------------------------------------------------------
Industry and security risk: The risk that the value of          We limit the amount of the Series' assets invested in any
securities in a particular industry or the value of an          one industry and in any individual security. We also follow
individual stock or bond will decline because of changing       a rigorous selection process before choosing securities for
expectations for the performance of that industry or for the    the portfolio.
individual company issuing the stock or bond.

--------------------------------------------------------------- --------------------------------------------------------------
Interest rate risk: The risk that securities, particularly      We do not try to increase return by predicting and
bonds with longer maturities, will decrease in value if         aggressively capitalizing on interest rate moves. Instead,
interest rates rise.                                            we aim to keep the interest rate risk similar to the Lehman
                                                                Brothers Aggregate Bond Index.
Swaps may be particularly sensitive to interest rate
changes.  Depending on the actual movements of interest rates   We will not invest in swaps with maturities of more than two
and how well the portfolio manager anticipates them, a series   years.  Each business day we calculate the amount the Series
could experience a higher or lower return than anticipated.     must pay for swaps it holds and will segregate cash or other liquid securities to cover that amount.

--------------------------------------------------------------- --------------------------------------------------------------
Credit risk is the risk that there is the possibility that a    Our careful, credit-oriented bond selection and our
bond's issuer will be unable to make timely payments of         commitment to hold a diversified selection of high-yield
interest and principal.                                         bonds are designed to manage this risk.  We will limit the
                                                                Series' investments in high-yield bonds to 20% of the
Investing in so-called "junk" or "high-yield" bonds entails     Series' net assets allocated to fixed-income securities
the risk of principal loss, which may be greater than the       (typically no more than 8% of the Series' total net assets).
risk involved in investment grade bonds. High-yield bonds are sometimes issued by companies whose earnings at the time of
issuance are less than the projected debt service on the junk bonds.

--------------------------------------------------------------- --------------------------------------------------------------
Foreign risk: The risk that foreign securities may be           We typically invest only a small portion of the Series'
adversely affected by political instability (including          portfolio in foreign securities. When we do purchase foreign
governmental seizures or nationalization of assets), changes    securities, they are often denominated in U.S. dollars. We
in currency exchange rates, foreign economic conditions or      also tend to avoid markets where we believe accounting
lax regulatory and accounting standards.  Foreign markets may   principles or the regulatory structure are underdeveloped.
also be less efficient, less liquid, have greater price
volatility, less regulation and higher transaction costs than
U.S. markets.

Several European countries began participating in the
European Economic and Monetary Union, which has established a common currency for participating countries.  This currency
is commonly known as the "euro."  The long-term consequences of the euro conversion for foreign exchange rates, interest
rates and the value of European securities in which the
Series may invest are unclear.  The consequences may
adversely affect the value and/or increase the volatility of securities held by the Series.

--------------------------------------------------------------- --------------------------------------------------------------
Liquidity risk: The possibility that securities cannot be       We limit exposure to illiquid securities.   Swap agreements
readily sold within seven days at approximately the price       will be treated as illiquid securities, but most swap
that the Series values them.                                    dealers will be willing to repurchase interest rate swaps.

--------------------------------------------------------------- --------------------------------------------------------------
Derivatives Risk is the possibility that the Series may         We will use derivatives for defensive purposes, such as to
experience a significant loss if it employs a derivatives       protect gains or hedge against potential losses in the
strategy (including a strategy involving credit default         portfolio without actually selling a security, to neutralize
swaps) related to a security or a securities index and that     the impact of interest rate changes, to affect
security or index moves in the opposite direction from what     diversification or to earn additional income. We will not
the portfolio manager had anticipated. Another risk of          use derivatives for reasons inconsistent with our investment
derivative transactions is the creditworthiness of the          objectives.
counterparty because the transaction depends on the
willingness and ability of the counterparty to fulfill its
contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy.

--------------------------------------------------------------- --------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
D. Tysen Nutt, Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A. Vogel,
Jr. have primary  responsibility for making the day-to-day  investment decisions for the equity portion of the Series.  Messrs. Nutt, Irving,  Lombardi and Vogel
assumed responsibility for the Series on February 21, 2005.

Paul Grillo,  Stephen R. Cianci and Timothy L. Rabe have primary  responsibility for making day-to-day  investment  decisions for the fixed-income portion of the
Series. Messrs. Grillo and Cianci have been co-managing the fixed-income portion of the Series since April 25,  2000.  Mr. Rabe  assumed  responsibility  for the
Series on February 21, 2005.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H), where he managed value portfolios for institutions and private clients.  As a Senior Vice President at V&H, he was a member  of the  firm's  Management  Committee.  He  managed  mutual  funds and separate  accounts for institutions  and private clients;  he departed MLIM as a
Managing  Director.  In 2001, Mr. Mutt joined  Delaware  Investments as a Senior
Vice President/Senior Portfolio Manager. Mr. Nutt moved to the U.S. Active Value
Team within Merrill Lynch Investment  Managers (MLIM). He is a member of the New
York Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University the following year. In 1998, he joined U.S. Active Value Team within Merrill Lynch Investment  Managers (MLIM) and became a Portfolio  Manager in 2000.  He managed  mutual funds and separate  accounts for  institutions  and private  clients,  he departed  MLIM as a Vice  President.  In 2004,  Mr. Irving joined Delaware Investments as Vice  President/Senior  Portfolio Manager.  While
working for MLIM,  Mr.  Irving  competed for The United States  National  Rowing
Team,  winning  a  gold  medal  at  the  1997  World  Rowing   Championships  in
Aiguebelette, France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA and MBA in Finance.  Mr.  Lombardi  started his financial services career as an Investment Analyst with Crossland Savings,  FSB, Brooklyn,
NY in 1989. He joined at Dean Witter Reynolds,  Inc. as a Research  Assistant in
1990 and rose to the position of Vice President,  Research Analyst.  In 1998, he joined the U.S.  Active  Value Team within  Merrill  Lynch  Investment  Managers
(MLIM) and became a Portfolio  Manager in 2000;  he departed MLIM as a Director.
In 2004, Mr.  Lombardi joined  Delaware  Investments as a Vice  President/Senior
Portfolio Manager.  He is a Chartered  Financial Analyst and a member of the New
York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant  with  Merrill  Lynch  in  1992.  In 1997  he  joined  Merrill  Lynch
Investment  Managers (MLIM) and became a Portfolio  Manager with the U.S. Active
Value  Team  in  1998.  He  managed  mutual  funds  and  separate  accounts  for institutions and private clients;  he departed MLIM as a Director.  In 2004, Mr.
Vogel joined Delaware  Investments as Vice  President/Senior  Portfolio Manager.
Mr. Vogel is a Chartered  Financial Analyst and a member of the New York Society of Security Analysts and the Association for Investment Management and Research.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in business  management from North Carolina State  University and an MBA in finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as mortgage  strategist and portfolio manager for the Chemical Investment
Group  and  as  financial  analyst  at  Chemical  Bank.  Mr.  Grillo  is  a  CFA charterholder.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in
1992 and assumed  responsibility  for maintaining the Fixed-Income  Department's investment grade analytical systems. These  responsibilities  included portfolio analysis and the analysis of mortgage-backed  and asset-backed  securities.  Mr.
Cianci is an  Adjunct  Professor  of finance  at  Widener  University  and a CFA charterholder.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

-------------------------------- ----------------------
                                    Standard Class*
-------------------------------- ----------------------
Commission (%)                             -
-------------------------------- ----------------------
Fee to Dealer                            0.25%
-------------------------------- ----------------------

*    Your variable  contract  salesperson may be eligible to receive up to 0.25%
     fee  applicable to Standard  Class shares.  The  Distributor  may make such payments out of its own resources to life  companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends,  if any,  are paid  annually.  Capital  gain  distributions,  if any, normally will be made following the close of the fiscal year.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. This information has been audited by [ ] LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- -----------------------------------------------------------------------
Delaware VIP Balanced Series                                             Standard Class
                                                                        Year Ended 12/31
-------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
                                                   2005        2004        2003        2002     2001(1)        2000
-------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------

Net asset value, beginning of period                        $12.890     $11.170     $13.730     $15.230     $17.340

Income (loss) from investment operations:
Net investment income(2)                                      0.245       0.211       0.258       0.329       0.399
Net realized and unrealized gain (loss) on
   investments and foreign currencies                         0.493       1.872      (2.430)     (1.494)     (0.956)
                                                            -------     -------     -------     -------     -------
Total from investment operations                              0.738       2.083      (2.172)     (1.165)     (0.557)
                                                            -------     -------     -------     -------     -------

Less dividends and distributions from:
Net investment income                                        (0.268)     (0.363)     (0.388)     (0.335)     (0.451)
Net realized gain on investments                                ---         ---         ---         ---      (1.102)
                                                            -------     -------     -------     -------     -------
Total dividends and distributions                            (0.268)     (0.363)     (0.388)     (0.335)     (1.553)
                                                            -------     -------     -------     -------     -------

Net asset value, end of period                              $13.360     $12.890     $11.170     $13.730     $15.230
                                                            =======     =======     =======     =======     =======

Total return(3)                                                5.84%      19.21%     (16.27%)     (7.66%)     (3.12%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $45,407     $53,233     $54,789     $90,377    $120,705
Ratio of expenses to average net assets                        0.77%       0.77%       0.75%       0.73%       0.79%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                             0.77%       0.77%       0.76%       0.73%       0.79%
Ratio of net investment income to average
   net assets                                                  1.91%       1.80%       2.10%       2.37%       2.54%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                                1.91%       1.80%       2.09%       2.37%       2.54%
Portfolio turnover                                              247%        231%        303%        336%        179%
-------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that requires  amortization of all premiums and discounts on debt securities and the  recording of paydown  gains and losses on mortgage-  and  asset-backed securities as an adjustment to interest income. The effect of these changes for the year  ended  December  31,  2001 was a decrease  in net  investment income per share of $0.009, an increase in net realized and unrealized gain
     (loss) per share of $0.009,  and a decrease in the ratio of net  investment income to  average  net  assets of 0.07%.  Per share  data and  ratios  for periods  prior to January 1, 2001 have not been  restated to reflect  these changes in accounting.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware VIP Balanced Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol                                    CUSIP
Delaware VIP Balanced Series
(Standard Class)                                          246493209

                               DELAWARE VIP TRUST
                          Delaware VIP Balanced Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This Prospectus offers the Delaware VIP Balanced Series. The Series is in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies).  The separate accounts are used in conjunction  with variable  annuity  contracts and variable life insurance  policies (variable  contracts).  The separate accounts invest in shares of the Series in accordance  with allocation  instructions  received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                     page
Delaware VIP Balanced Series

How we manage the Series                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                       page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                       page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                         page

Overview:  Delaware VIP Balanced Series

What is the Series' goal?
Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation  of capital.  Although  the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies?
Under  normal  circumstances,  the  Series  will  invest at least 25% of its net assets in equity  securities and at least 25% of its net assets in  fixed-income securities,  including high-yield fixed-income  securities.  We invest in common stocks of  established  companies we believe have the  potential  for  long-term capital  appreciation.  In addition,  we invest in various types of fixed-income securities including U.S. government  securities and corporate bonds. Funds with this mix of stocks and bonds are commonly known as balanced funds.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected primarily by declines in stock and bond prices  which can be caused by a drop in the stock or bond  market,  an  adverse change  in  interest  rates  or  poor  performance  in  specific  industries  or companies.  For a more complete discussion of risk, please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for stocks and bonds combined in a single investment.
o    Investors seeking a measure of capital preservation.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Balanced  Series Service  Class.  We show returns for the past five calendar  years,  as well as  average  annual  returns  for one year  and  since inception.  The Series' past  performance  does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.  The returns would be lower  without the expense  caps.  Please see footnotes 2 and 3 on page [ ] for additional information about the expense caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Balanced Series Service Class)]

Year-by-year total return (Delaware VIP Balanced Series Service Class)

------------ ------------ ------------ ------------ ------------
       2001         2002         2003         2004         2005
------------ ------------ ------------ ------------ ------------
     -7.76%      -16.40%       18.90%        5.55%         [ ]%
------------ ------------ ------------ ------------ ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

----------------- ------------------- ------------- ----------------------------
                      Delaware VIP
                    Balanced Series      S&P 500     Lehman Brothers Aggregate
                     Service Class       Index              Bond Index
----------------- ------------------- ------------- ----------------------------
1 year                    [   ]%          [   ]%              [   ]%
----------------- ------------------- ------------- ----------------------------
5 years                   [   ]%          [   ]%              [   ]%
----------------- ------------------- ------------- ----------------------------
Lifetime
(Inception 5/1/00)        [   ]%          [   ]%*             [   ]%*
----------------- ------------------- ------------- ----------------------------

The Series' returns are compared to the performance of the S&P 500 Index and the
Lehman Brothers Aggregate Bond Index. The S&P 500 Index is an unmanaged index of
500 widely held common stocks that is often used to represent performance of the
U.S.  stock  market.  The Lehman  Brothers  Aggregate  Bond Index  measures  the
performance  of  approximately   5,500  publicly  traded  bonds  including  U.S.
government,  mortgage-backed,  corporate  and Yankee  bonds.  Neither index is a perfect  comparison to Delaware VIP Balanced Series since the S&P 500 Index does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. You should remember that unlike the Series, the indexes are  unmanaged  and don't  reflect the actual  costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The S&P 500 Index and the  Lehman  Brothers  Aggregate  Bond  Index  report returns on a monthly  basis as of the last day of the month.  These figures reflect  the return from May 31, 2000  through  December  31, 2005 for each index.

What are the Series' fees and expenses? (1)

----------------------------------------- --------------------------------------------- ----------
Sales charges are fees paid directly      Maximum sales charge (load) imposed on
from your investments when you buy or     purchases as a percentage of offering price        none
sell shares of the Service Class.         --------------------------------------------- ----------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price, whichever
                                          is lower                                           none
                                          --------------------------------------------- ----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                               none
                                          --------------------------------------------- ----------
                                          Redemption fees                                    none
                                          --------------------------------------------- ----------
                                          Exchange fees                                      none

----------------------------------------- --------------------------------------------- ----------
Annual Series operating expenses are
deducted from the Series' assets.         Management fees                                   0.65%
                                          --------------------------------------------- ----------
                                          Distribution and service (12b-1) fees(2)          0.30%
                                          --------------------------------------------- ----------
                                          Other expenses                                   [   ]%
                                          --------------------------------------------- ----------
                                          Total operating expenses                         [   ]%
                                          --------------------------------------------- ----------
                                          Fee waivers and payments(2,3)                    [   ]%
                                          --------------------------------------------- ----------
                                          Net expenses                                     [   ]%

----------------------------------------- --------------------------------------------- ----------
This example is intended to help you
compare the cost of investing in the
Series to the cost of investing in other
mutual funds with similar investment
objectives. We show the cumulative
amount of Series expenses on a
hypothetical investment of $10,000 with   1 year                                           $[   ]
an annual 5% return over the time         --------------------------------------------- ----------
shown.(4) This is an example only, and    3 years                                          $[   ]
does not represent future expenses,       --------------------------------------------- ----------
which may be greater or less than those   5 years                                          $[   ]
shown here.                               --------------------------------------------- ----------
                                          10 years                                         $[   ]
----------------------------------------- --------------------------------------------- ----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through [date] to no more than 0.25% of average daily net assets.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through [date] in order to prevent total operating expenses  (excluding any
     12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
We seek capital appreciation by investing at least 25% of the Series' net assets in equity securities of primarily large-capitalization companies that we believe have  long-term  capital  appreciation  potential.  We will  typically  follow a value-oriented  investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors.

While our investment  philosophy will typically be  value-oriented,  we also may invest in issues with growth  characteristics  during  market cycles when growth stocks appear attractive.

To seek current income and help preserve  capital,  we generally invest at least
25% of the  Series'  net assets in  various  types of  fixed-income  securities, including U.S. government and government agency securities,  corporate bonds and high-yield securities. Each bond in the portfolio will typically have a maturity between  one and 30  years,  and the  average  maturity  of the  portfolio  will typically be between one and 10 years.

We  conduct  ongoing  analysis  of  the  different   markets  to  determine  the
appropriate  mix of stocks and bonds for the  current  economic  and  investment environment.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater income payments than stocks, and also may provide capital appreciation.

-------------------------------------------------------------- ----------------------------------------------------------------
                         Securities                                                    How we use them
                                                                                Delaware VIP Balanced Series
-------------------------------------------------------------- ----------------------------------------------------------------
Common stocks: Securities that represent shares of ownership   Generally, we invest up to 75% of net assets in common stocks.
in a corporation. Stockholders participate in the
corporation's profits and losses, proportionate to the
number of shares they own.

-------------------------------------------------------------- ----------------------------------------------------------------
Convertible securities: Usually preferred stocks or            The Series may invest in convertible securities; however, we
corporate bonds that can be exchanged for a set number of      will not invest more than 10% of the net assets of the Series
shares of common stock at a predetermined price. These         in convertible securities that are rated below investment
securities offer higher appreciation potential than            grade by a nationally recognized statistical ratings
nonconvertible bonds and greater income potential than         organization (NRSRO) or in securities that are unrated but
nonconvertible preferred stocks.                               deemed equivalent to non-investment grade.

-------------------------------------------------------------- ----------------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that       There is no limit on government-related mortgage-backed
represent pools of mortgages, with investors receiving         securities or on privately issued mortgage-backed securities
principal and interest payments as the underlying mortgage     that are fully collateralized by government securities.
loans are paid back. Many are issued and guaranteed against
default by the U.S. government or its agencies or              We may invest up to 20% of net assets in mortgage-backed
instrumentalities, such as the Federal Home Loan Mortgage      securities issued by private companies if the securities are
Corporation, Fannie Mae and the Government National Mortgage   not collateralized by the U.S. government, or its agencies or
Association. Others are issued by private financial            instrumentalities. However, these securities must be rated at
institutions, with some fully collateralized by certificates   the time of purchase in one of the four highest categories by
issued or guaranteed by the U.S. government or its agencies    an NRSRO such as S&P or Moody's. They must also represent
or instrumentalities.                                          interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. The privately issued securities we invest in are either CMOs or REMICs (see below).

-------------------------------------------------------------- ----------------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately issued   See mortgage-backed securities above.
mortgage-backed bonds whose underlying value is the
mortgages that are grouped into different pools according to their maturity.

-------------------------------------------------------------- ----------------------------------------------------------------
Real estate mortgage investment conduits (REMICs): Privately   See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is a
fixed pool of mortgages secured by an interest in real
property. Like CMOs, REMICs offer different pools.

-------------------------------------------------------------- ----------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts     We invest only in asset-backed securities rated in one of the
receivables including home equity, automobile or credit        four highest categories by an NRSRO.
loans.

-------------------------------------------------------------- ----------------------------------------------------------------
Corporate bonds: Debt obligations issued by a corporation.     We focus on bonds rated in one of the four highest categories by an NRSRO (or, if unrated, deemed equivalent), with
                                                               maturities typically between one and 30 years.

-------------------------------------------------------------- ----------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued by a       The Series may invest in high-yield corporate bonds. Emphasis
corporation and rated lower than investment grade by a         is typically on those rated BB or Ba by an NRSRO.
nationally recognized statistical ratings organization
(NRSRO) such as S&P or Moody's. High-yield bonds are issued    We carefully evaluate an individual company's financial
by corporations that have lower credit quality and may have    situation, its management, the prospects for its industry and
difficulty repaying principal and interest.                    the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. The
                                                               Series may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

-------------------------------------------------------------- ----------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as   Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller     investment for the Series' cash position. In order to enter
agrees to buy the securities back within a specified time at   into these repurchase agreements, the Series must have
the same price the buyer paid for them, plus an amount equal   collateral of 102% of the repurchase price. The Series will
to an agreed upon interest rate. Repurchase agreements are     only enter into repurchase agreements in which the collateral
often viewed as equivalent to cash.                            is U.S. government securities.

-------------------------------------------------------------- ----------------------------------------------------------------
American Depositary Receipts (ADRs): Certificates issued by    We may invest without limitation in ADRs.
a U.S. bank that represent the bank's holding of a stated
number of shares of a foreign corporation. An ADR entitles
the holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the same as U.S. securities.

-------------------------------------------------------------- ----------------------------------------------------------------
Interest rate swap, index swap and credit default swap         We may use interest rate swaps to adjust the Series'
agreements: In an interest rate swap, a Series receives        sensitivity to interest rates or to hedge against changes in
payments from another party based on a variable or floating    interest rates. Index swaps may be used to gain exposure to
interest rate, in return for making payments based on a        markets that the Series invests in, such as the corporate bond
fixed interest rate. An interest rate swap can also work in    market. We may also use index swaps as a substitute for
reverse with a Series receiving payments based on a fixed      futures or options contracts if such contracts are not
interest rate and making payments based on a variable or       directly available to the Series on favorable terms. We may
floating interest rate. In an index swap, a Series receives    enter into credit default swaps in order to hedge against a
gains or incurs losses based on the total return of a          credit event, to enhance total return or to gain exposure to
specified index, in exchange for making interest payments to   certain securities or markets.
another party. An index swap can also work in reverse with a fund receiving interest payments from another party in
exchange for movements in the total return of a specified
index. In a credit default swap, a Series may transfer the
financial risk of a credit event occurring (a bond default,
bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a Series may assume the
financial risk of a credit event occurring on a particular
security or basket of securities in exchange for receiving
premium payments from another party. Interest rate swaps,
index swaps and credit default swaps may be considered to be illiquid.

-------------------------------------------------------------- ----------------------------------------------------------------
Restricted and illiquid securities: Restricted securities      We may invest up to 10% of net assets in illiquid securities.
are privately placed securities whose resale is restricted     For this Series, the 10% limit includes restricted securities
under securities law.                                          such as privately placed securities that are eligible for
                                                               resale only among certain institutional buyers without
Illiquid securities are securities that do not have a ready    registration, which are commonly known as Rule 144A
market, and cannot be easily sold within seven days at         Securities, and repurchase agreements with maturities of over
approximately the price that a series has valued them.         seven days.

-------------------------------------------------------------- ----------------------------------------------------------------

The Series may also invest in other securities  including real estate investment trusts, options, U.S. Treasury securities and foreign securities. Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when  investing in the Delaware VIP Balanced  Series.  Please see the SAI
for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------- ----------------------------------------------------------------
                             Risks                                                How we strive to manage them
                                                                                  Delaware VIP Balanced Series
---------------------------------------------------------------- ----------------------------------------------------------------
Market risk: The risk that all or a majority of the securities   We maintain a long-term investment approach and focus on
in a certain market--like the stock or bond market--will decline stocks we believe can appreciate over an extended time frame
in value because of factors such as economic conditions,         regardless of interim market fluctuations. We do not try to
future expectations or investor confidence.                      predict overall stock market movements and generally do not trade for short-term purposes.

                                                                 We diversify the Series' assets among two major categories of investments--stocks and bonds--which tend to increase and
                                                                 decline in value in different economic or investment
                                                                 conditions.

                                                                 In evaluating the use of an index swap, we carefully consider how market changes could affect the swap and how that compares to us investing directly in the market the swap is intended to represent.

---------------------------------------------------------------- ----------------------------------------------------------------
Industry and security risk: The risk that the value of           We limit the amount of the Series' assets invested in any one
securities in a particular industry or the value of an           industry and in any individual security. We also follow a
individual stock or bond will decline because of changing        rigorous selection process before choosing securities for the
expectations for the performance of that industry or for the     portfolio.
individual company issuing the stock or bond.

---------------------------------------------------------------- ----------------------------------------------------------------
Interest rate risk: The risk that securities, particularly       We do not try to increase return by predicting and
bonds with longer maturities, will decrease in value if          aggressively capitalizing on interest rate moves. Instead, we
interest rates rise.                                             aim to keep the interest rate risk similar to the Lehman
                                                                 Brothers Aggregate Bond Index.
Swaps may be particularly sensitive to interest rate changes.
Depending on the actual movements of interest rates and how      We will not invest in swaps with maturities of more than two
well the portfolio manager anticipates them, a series could      years. Each business day we calculate the amount the Series
experience a higher or lower return than anticipated.            must pay for swaps it holds and will segregate cash or other liquid securities to cover that amount.

---------------------------------------------------------------- ----------------------------------------------------------------
Credit risk is the risk that there is the possibility that a     Our careful, credit-oriented bond selection and our commitment
bond's issuer will be unable to make timely payments of          to hold a diversified selection of high-yield bonds are
interest and principal.                                          designed to manage this risk.  We will limit the Series'
                                                                 investments in high-yield bonds to 20% of the Series' net
Investing in so-called "junk" or "high-yield" bonds entails      assets allocated to fixed-income securities (typically no more
the risk of principal loss, which may be greater than the risk   than 8% of the Series' total net assets).
involved in investment grade bonds. High-yield bonds are
sometimes issued by companies whose earnings at the time of
issuance are less than the projected debt service on the junk bonds.

---------------------------------------------------------------- ----------------------------------------------------------------
Foreign risk: The risk that foreign securities may be            We typically invest only a small portion of the Series'
adversely affected by political instability (including           portfolio in foreign securities. When we do purchase foreign
governmental seizures or nationalization of assets), changes     securities, they are often denominated in U.S. dollars. We
in currency exchange rates, foreign economic conditions or lax   also tend to avoid markets where we believe accounting
regulatory and accounting standards. Foreign markets may also    principles or the regulatory structure are underdeveloped.
be less efficient, less liquid, have greater price volatility, less regulation and higher transaction costs than U.S. markets.

Several European countries began participating in the European
Economic and Monetary Union, which has established a common
currency for participating countries.  This currency is
commonly known as the "euro."  The long-term consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities in which the Series may invest are unclear.  The consequences may adversely affect the value and/or increase the volatility of securities held by the
Series.

---------------------------------------------------------------- ----------------------------------------------------------------
Liquidity risk: The possibility that securities cannot be        We limit exposure to illiquid securities. Swap agreements will
readily sold within seven days at approximately the price that   be treated as illiquid securities, but most swap dealers will
the Series values them.                                          be willing to repurchase interest rate swaps.

---------------------------------------------------------------- ----------------------------------------------------------------
Derivatives Risk is the possibility that the Series may          We will use derivatives for defensive purposes, such as to
experience a significant loss if it employs a derivatives        protect gains or hedge against potential losses in the
strategy (including a strategy involving credit default swaps)   portfolio without actually selling a security, to neutralize
related to a security or a securities index and that security    the impact of interest rate changes, to affect diversification
or index moves in the opposite direction from what the           or to earn additional income. We will not use derivatives for
portfolio manager had anticipated. Another risk of derivative    reasons inconsistent with our investment objectives.
transactions is the creditworthiness of the counterparty
because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations.
Derivatives also involve additional expenses, which could
reduce any benefit or increase any loss to a series from using the strategy.

---------------------------------------------------------------- ----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
D. Tysen Nutt, Jr.,  Jordan L. Irving,  Anthony A. Lombardi and Robert A. Vogel,
Jr. have primary  responsibility for making the day-to-day  investment decisions for the equity portion of the Series.  Messrs. Nutt, Irving,  Lombardi and Vogel
assumed responsibility for the Series on February 21, 2005.

Paul Grillo,  Stephen R. Cianci and Timothy L. Rabe have primary  responsibility for making day-to-day  investment  decisions for the fixed-income portion of the
Series. Messrs. Grillo and Cianci have been co-managing the fixed-income portion of the Series since April 25,  2000.  Mr. Rabe  assumed  responsibility  for the
Series on February 21, 2005.

D. Tysen Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager,  joined
Delaware  Investments in 2004.  Prior to that, Mr. Nutt graduated from Dartmouth
College with a BA. Mr. Nutt began his  investment  career in 1983 at Dean Witter
Reynolds where he advanced to Vice  President,  Investments.  In 1988, he joined investment  advisor Van Deventer & Hoch (V&H), where he managed value portfolios for institutions and private clients.  As a Senior Vice President at V&H, he was a member  of the  firm's  Management  Committee.  He  managed  mutual  funds and separate  accounts for institutions  and private clients;  he departed MLIM as a
Managing  Director.  In 2001, Mr. Mutt joined  Delaware  Investments as a Senior
Vice President/Senior Portfolio Manager. Mr. Nutt moved to the U.S. Active Value
Team within Merrill Lynch Investment  Managers (MLIM). He is a member of the New
York Society of Security Analysts and the CFA Institute.

Jordan L. Irving,  Vice  President/Senior  Portfolio  Manager,  joined  Delaware
Investments in 2004.  Prior to that, Mr. Irving  graduated from Yale  University with a BA in American  Studies and earned a Special Diploma in Social Studies at
Oxford  University the following year. In 1998, he joined U.S. Active Value Team within Merrill Lynch Investment  Managers (MLIM) and became a Portfolio  Manager in 2000.  He managed  mutual funds and separate  accounts for  institutions  and private  clients,  he departed  MLIM as a Vice  President.  In 2004,  Mr. Irving joined Delaware Investments as Vice  President/Senior  Portfolio Manager.  While
working for MLIM,  Mr.  Irving  competed for The United States  National  Rowing
Team,  winning  a  gold  medal  at  the  1997  World  Rowing   Championships  in
Aiguebelette, France.

Anthony A. Lombardi,  Vice President/Senior  Portfolio Manager,  joined Delaware
Investments  in  2004.  Prior to  that,  Mr.  Lombardi  graduated  from  Hofstra
University  with a BBA and MBA in Finance.  Mr.  Lombardi  started his financial services career as an Investment Analyst with Crossland Savings,  FSB, Brooklyn,
NY in 1989. He joined at Dean Witter Reynolds,  Inc. as a Research  Assistant in
1990 and rose to the position of Vice President,  Research Analyst.  In 1998, he joined the U.S.  Active  Value Team within  Merrill  Lynch  Investment  Managers
(MLIM) and became a Portfolio  Manager in 2000;  he departed MLIM as a Director.
In 2004, Mr.  Lombardi joined  Delaware  Investments as a Vice  President/Senior
Portfolio Manager.  He is a Chartered  Financial Analyst and a member of the New
York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., Vice President/Senior  Portfolio Manager,  joined Delaware
Investments in 2004.  Prior to that, Mr. Vogel  graduated from Loyola College in
Maryland  earning  both  his BBA and MS in  Finance.  He  earned  his MBA with a concentration  in Finance at the Wharton School of Business at the University of
Pennsylvania.  Mr. Vogel  started his financial  services  career as a Financial
Consultant  with  Merrill  Lynch  in  1992.  In 1997  he  joined  Merrill  Lynch
Investment  Managers (MLIM) and became a Portfolio  Manager with the U.S. Active
Value  Team  in  1998.  He  managed  mutual  funds  and  separate  accounts  for institutions and private clients;  he departed MLIM as a Director.  In 2004, Mr.
Vogel joined Delaware  Investments as Vice  President/Senior  Portfolio Manager.
Mr. Vogel is a Chartered  Financial Analyst and a member of the New York Society of Security Analysts and the Association for Investment Management and Research.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in business  management from North Carolina State  University and an MBA in finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as mortgage  strategist and portfolio manager for the Chemical Investment
Group  and  as  financial  analyst  at  Chemical  Bank.  Mr.  Grillo  is  a  CFA charterholder.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University. He joined Delaware Investments in
1992 and assumed  responsibility  for maintaining the Fixed-Income  Department's investment grade analytical systems. These  responsibilities  included portfolio analysis and the analysis of mortgage-backed  and asset-backed  securities.  Mr.
Cianci is an  Adjunct  Professor  of finance  at  Widener  University  and a CFA charterholder.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the  Securities and Exchange  Commission  (SEC) that require  the  Board of  Trustees  overseeing  the  Series to be  comprised  of a majority of such  independent  Trustees.  These  independent  fund Trustees,  in particular, are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street,  Philadelphia
19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers/dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

-------------------------------- ----------------------
                                    Service Class*
-------------------------------- ----------------------
Commission (%)                             -
-------------------------------- ----------------------
12b-1 Fee to Dealer                      0.30%
-------------------------------- ----------------------

*    Pursuant to the Series' 12b-1 Plan, your variable  contract  salesperson is eligible  to  receive up to 0.30%  12b-1 fee  applicable  to Service  Class shares.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%, however  the  Distributor  has  contracted  to limit  this  amount to 0.25%
     through [date].

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends,  if any,  are paid  annually.  Capital  gain  distributions,  if any, normally will be made following the close of the fiscal year.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series  share.  This  information  has been audited by [ ], whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- ---------------------------------------------------------------------
Delaware VIP Balanced Series                                          Service Class
-------------------------------------------- ---------------------------------------------------------------------
                                                                                                        5/1/00(2)
                                                                  Year Ended                               to
                                                                     12/31                              12/31/00
-------------------------------------------- --------- ----------- ----------- ----------- ----------- -----------
                                                 2005        2004        2003        2002       2001(1)
-------------------------------------------- --------- ----------- ----------- ----------- ----------- -----------

Net asset value, beginning of period                      $12.880     $11.170     $13.720     $15.230     $15.080

Income (loss) from investment operations:
Net investment income(3)                                    0.214       0.186       0.238       0.308       0.246
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       0.488       1.867      (2.421)     (1.498)      0.024
                                                          -------     -------     -------     -------     -------
Total from investment operations                            0.702       2.053      (2.183)     (1.190)      0.270
                                                          -------     -------     -------     -------     -------

Less dividends and distributions from:
Net investment income                                      (0.242)     (0.343)     (0.367)     (0.320)     (0.120)
Total dividends and distributions                          (0.242)     (0.343)     (0.367)     (0.320)     (0.120)
                                                          -------     -------     -------     -------     -------

Net asset value, end of period                            $13.340     $12.880     $11.170     $13.720     $15.230
                                                          =======     =======     =======     =======     =======

Total return(4)                                              5.55%      18.90%     (16.40%)     (7.76%)      1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $5          $5          $4          $5          $5
Ratio of expenses to average net assets                      1.02%       0.99%       0.90%       0.88%       0.94%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                  1.07%       1.02%       0.91%       0.88%       0.94%
Ratio of net investment income to average
   net assets                                                1.66%       1.58%       1.95%       2.22%       2.39%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                              1.61%       1.55%       1.94%       2.22%       2.39%
Portfolio turnover                                            247%        231%        303%        336%        179%
-------------------------------------------- --------- ----------- ----------- ----------- ----------- -----------

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that requires  amortization of all premiums and discounts on debt securities and the  recording of paydown  gains and losses on mortgage-  and  asset-backed securities as an adjustment to interest income. The effect of these changes for the year  ended  December  31,  2001 was a decrease  in net  investment income per share of $0.009, an increase in net realized and unrealized gain
     (loss) per share of $0.009,  and a decrease in the ratio of net  investment income to  average  net  assets of 0.07%.  Per share  data and  ratios  for periods  prior to January 1, 2001 have not been  restated to reflect  these changes in accounting.

(2)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(3)  The  average  shares  outstanding  method  has been  applied  for per share information.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

Delaware VIP Balanced Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Balanced Series
(Service Class)                                           246493100

                               DELAWARE VIP TRUST
                      Delaware VIP Capital Reserves Series

                                 Standard Class

              2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This Prospectus  offers the Delaware VIP Capital Reserves Series.  The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                              page
Delaware VIP Capital Reserves Series

How we manage the Series                                              page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                                page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                                page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                                  page

Overview:  Delaware VIP Capital Reserves Series

What is the Series' goal?
Delaware  VIP Capital  Reserves  Series  seeks a high,  stable  level of current income  while  attempting  to minimize  fluctuations  in  principal  and provide maximum liquidity. Although the Series will strive to achieve its goal, there is no assurance that it will.

What  are the  Series'  main  investment  strategies?  We  invest  primarily  in short-term  securities,  including  securities  issued or guaranteed by the U.S.
government,  its  agencies  or  instrumentalities,  instruments  secured by U.S.
government securities and debt securities issued by U.S. corporations.

Delaware VIP Capital  Reserves Series is not a money market fund. A money market fund is designed for stability of principal;  consequently,  the level of income fluctuates.  The  Series  is  designed  for  greater  stability  of  income at a relatively higher level;  consequently,  the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money  market  vehicles by  extending  the average  maturity of the bonds in its  portfolio  beyond what is typically  associated  with money market funds.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio. This Series will be affected primarily by adverse changes in interest rates  or, in the case of  corporate  bonds,  by poor  performance  in  specific industries or companies.  For a more complete discussion of risk, please turn to
"The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for relatively stable and high income flow.
o    Investors  looking for the  security  associated  with a portfolio  of high quality fixed-income securities.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Capital  Reserves  Series  Standard  Class. We show returns for the past ten calendar years, as well as average annual returns for one, five and ten years. The Series' past  performance  does not necessarily  indicate how it will perform in the future.  The returns  reflect  applicable  voluntary  expense and contractual  caps.  The  returns  would  be  lower  without  the  voluntary  and contractual  caps.  Moreover,  the  performance  presented  does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Capital Reserves Series Standard Class)]

Year-by-year total return (Delaware VIP Capital Reserves Series Standard Class)

------ ------ ------ ------ ------ ------ ------ ------ ------- --------
 1996   1997   1998   1999   2000   2001   2002   2003    2004     2005
------ ------ ------ ------ ------ ------ ------ ------ ------- --------
4.05%  7.60%  6.78%  0.28%  8.46%  8.27%  7.09%  4.63%   3.66%   [   ]%
------ ------ ------ ------ ------ ------ ------ ------ ------- --------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

---------- ---------------------- --------------- ---------------------------------
             Delaware VIP Capital  Merrill Lynch          Lehman Brothers
               Reserves Series      1- to 3-Year   Intermediate Government/Credit
               Standard Class     Treasury Index*              Index
---------- ---------------------- --------------- ---------------------------------
1 year              [ ]%                [ ]%                    [ ]%
---------- ---------------------- --------------- ---------------------------------
5 years             [ ]%                [ ]%                    [ ]%
---------- ---------------------- --------------- ---------------------------------
10 years            [ ]%                [ ]%                    [ ]%
---------- ---------------------- --------------- ---------------------------------

The Series'  returns are compared to the  performance of the Merrill Lynch 1- to
3-Year  Treasury Index and the Lehman  Brothers  Intermediate  Government/Credit
Index.  The Merrill Lynch 1- to 3-Year  Treasury Index is an unmanaged  index of short-term U.S. Treasury obligations having maturities from 1 to 2.99 years. The
Lehman Brothers  Intermediate  Government/Credit  Index is based on all publicly issued  intermediate  government and corporate debt  securities  with an average maturity of four to five years. You should remember that, unlike the Series, the indexes are  unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The  Merill  Lynch 1- to 3-Year  Treasury  Index is  replacing  the  Lehman
     Brothers Intermediate Government/Credit Index as the Series' benchmark. The investment  manager believes the effective duration of the Merrill Lynch 1-
     to 3-Year  Treasury  Index  better  reflects the Series'  investments.  The
     Lehman Brothers Intermediate  Government/Credit  Index may be excluded from this comparison in the future.

What are the Series' fees and expenses? (1)

----------------------------------------- ----------------------------------------------- -----------
You do not pay sales charges directly     Maximum sales charge (load) imposed on                none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Standard Class.        ----------------------------------------------- -----------
                                          Maximum contingent deferred sales charge (load)       none
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower
                                          ----------------------------------------------- -----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                  none
                                          ----------------------------------------------- -----------
                                          Redemption fees                                       none
                                          ----------------------------------------------- -----------
                                          Exchange fees                                         none
                                          ----------------------------------------------- -----------

----------------------------------------- ----------------------------------------------- -----------
Annual Series operating expenses are      Management fees                                      0.50%
deducted from the Series' assets.         ----------------------------------------------- -----------
                                          Distribution and service (12b-1) fees                 none
                                          ----------------------------------------------- -----------
                                          Other expenses                                      [   ]%
                                          ----------------------------------------------- -----------
                                          Total operating expenses                            [   ]%
                                          ----------------------------------------------- -----------
                                          Fee waivers and payments(2)                         [   ]%
                                          ----------------------------------------------- -----------
                                          Net expenses                                        [   ]%
----------------------------------------- ----------------------------------------------- -----------
This example is intended to help you      1 year                                             $[   ]
compare the cost of investing in the      ----------------------------------------------- -----------
Series to the cost of investing in        3 years                                            $[   ]
other mutual funds with similar           ----------------------------------------------- -----------
investment objectives. We show the        5 years                                            $[   ]
cumulative amount of Series expenses      ----------------------------------------------- -----------
on a hypothetical investment of           10 years                                           $[   ]
$10,000 with an annual 5% return
over the time shown.(3) This is an
example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
----------------------------------------- ----------------------------------------------- -----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through [date] in order to prevent total operating expenses  (excluding any
     12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies

Delaware  VIP  Capital  Reserves  Series is a type of current  income  fund that invests primarily in a variety of high-quality  debt instruments  ("fixed-income securities"), which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining  a short  effective  duration for the Series  similar to that of the
Merrill  Lynch 1- to 3-year  Treasury  Index,  an  effective  duration  normally ranging from one to three years.  We will decide where to position the portfolio within this permissible  duration range based on our perception of the direction of  interest  rates  and the  risks  in the  fixed-income  markets.  If,  in our judgment,  interest rates are relatively high and borrowing  requirements in the economy are  weakening,  we will  generally  extend the  duration of the Series.
Conversely,  if we  believe  interest  rates are  relatively  low and  borrowing requirements appear to be strengthening, we may shorten the duration.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in

Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

             Securities                            How we use them

                                         Delaware VIP Capital Reserves Series

Direct U.S. Treasury obligations       We may invest without limit in U.S.
include Treasury bills, notes and      Treasury securities, though they are
bonds of varying maturities. U.S.      typically not our largest holding
Treasury securities are backed by      because they generally do not offer as
the "full faith and credit" of the     high a level of current income as other
United States.                         fixed-income securities.
----------------------------------     -----------------------------------------
Mortgage-backed securities:            There is no limit on government-related
Fixed-income securities that           mortgage-backed securities or on
represent pools of mortgages, with     privately issued mortgage-backed
investors receiving principal and      securities that are fully
interest payments as the underlying    collateralized by government securities.
mortgage loans are paid back. Many
are issued and guaranteed against
default by the U.S. government or      Mortgage-backed securities issued by
its agencies or instrumentalities,     private companies, if the securities
such as the Federal Home Loan          are not collateralized by securities
Mortgage Corporation, Fannie Mae and   issued by the U.S. government, its
the Government National Mortgage       agencies or instrumentalities, must be
Association. Others are issued by      rated at the time of purchase in one of
private financial institutions, with   the four highest categories by a
some fully collateralized by           nationally recognized statistical
certificates issued or guaranteed by   ratings organization (NRSRO) such as
the U.S. government or its agencies    S&P or Moody's. They must also
or instrumentalities.                  represent interests in whole-loan
                                       mortgages, multi-family mortgages,
                                       commercial mortgages and other mortgage
                                       collateral supported by a first
                                       mortgage lien on real estate. The
                                       privately issued securities we invest
                                       in are either CMOs or REMICs.
----------------------------------     -----------------------------------------
Collateralized mortgage obligations    See mortgage-backed securities above.
(CMOs): Privately issued
mortgage-backed bonds whose
underlying value is the mortgages
that are grouped into different
pools according to their maturity.

----------------------------------     -----------------------------------------
Real estate mortgage investment        See mortgage-backed securities above.
conduits (REMICs): Privately issued
mortgage-backed bonds whose
underlying value is a fixed pool of
mortgages secured by an interest in
real property. Like CMOs, REMICs
offer different pools.
----------------------------------     -----------------------------------------
Asset-backed securities: Bonds or      We invest only in asset-backed
notes backed by accounts receivables   securities rated in one of the four
including home equity, automobile or   highest categories by an NRSRO.
credit loans.
----------------------------------     -----------------------------------------
Corporate debt: Debt obligations       We focus on corporate debt with
issued by a corporation, including     investment grade ratings, that is bonds
corporate notes, bonds and other       rated BBB or better by S&P or Baa or
debt securities.                       better by Moody's. We may invest in
                                       debt that is unrated, if we believe the
                                       quality of the securities is comparable
                                       to the ratings above.
----------------------------------     -----------------------------------------
Certificates of deposit and            We may invest in certificates of
obligations of both U.S. and foreign   deposit from banks that have assets of
banks: Debt instruments issued by a    at least one billion dollars.
bank that pay interest.
----------------------------------     -----------------------------------------
Corporate commercial paper:            We may invest in commercial paper that
Short-term debt obligations with       is rated P-1 or P-2 by Moody's and/or
maturities ranging from 2 to 270       A-1 or A-2 by S&P.
days, issued by companies.
----------------------------------     -----------------------------------------
Repurchase agreements: An agreement    Typically, we use repurchase agreements
between a buyer, such as the Series,   as a short-term investment for the
and a seller of securities in which    Series' cash position. In order to
the seller agrees to buy the           enter into these repurchase agreements,
securities back within a specified     the Series must have collateral of 102%
time at the same price the buyer       of the repurchase price. The Series
paid for them, plus an amount equal    will only enter into repurchase
to an agreed upon interest rate.       agreements in which the collateral is
Repurchase agreements are often        U.S. government securities.
viewed as equivalent to cash.
----------------------------------     -----------------------------------------
Interest rate swap and index swap      We may use interest rate swaps to
agreements: In an interest rate        adjust the Series' sensitivity to
swap, a series receives payments       interest rates, or to hedge against
from another party based on a          changes in interest rates.
floating interest rate in return for
making payments based on a fixed
interest rate. An interest rate swap   Index swaps may be used to gain
can also work in reverse, with a       exposure to markets that the Series
series receiving payments based on a   invests in or as a substitute for
fixed interest rate and making         futures options or forward contracts if
payments based on a floating           such contracts are not directly
interest rate. In an index swap, a     available to the Series on favorable
series receives gains or incurs        terms.
losses based on the total return of
an index, in exchange for making
fixed or floating interest rate        Interest rate swaps and index swaps
payments to another party.             will be considered illiquid securities
                                       (see below).
----------------------------------     -----------------------------------------
Restricted and illiquid securities:    We may invest up to 10% of net assets
Restricted securities are privately    in illiquid securities. For this
placed securities whose resale is      Series, the 10% limit includes
restricted under securities law.       restricted securities such as privately
                                       placed securities that are eligible for
                                       resale only among certain institutional
Illiquid securities are securities     buyers without registration, which are
that do not have a ready market, and   commonly known as Rule 144A Securities,
cannot be easily sold within seven     and repurchase agreements with
days at approximately the price that   maturities of over seven days.
a series has valued them.

----------------------------------     -----------------------------------------
High-yield debt instruments: Debt      The Series may invest up to 10% of net
obligations issued by a corporation    assets in high-yield debt instruments.
and rated lower than investment        The Series will invest only in
grade by an NRSRO such as S&P or       high-yield investments that are rated
Moody's. High-yield debt instruments   in investment grade category single-B
are issued by corporations that have   or higher by NRSROs.
poor credit quality and may have
difficulty repaying principal and
interest.

The Series may also enter into options and purchase depositary receipts.  Please see the Statement of Additional Information (SAI) for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so,  the  Series  may be unable to meet its  investment  objective.  It will not borrow money in excess of one-third of the value of its net assets.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

The risks of investing in the Series

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Capital  Reserves  Series.  Please see
the SAI for further  discussion  of these  risks and other  risks not  discussed here.

                Risks                        How we strive to manage them

                                         Delaware VIP Capital Reserves Series

Market risk: The risk that all or a     We maintain a long-term investment
majority of the securities in a         approach and focus on fixed-income
certain market-like the stock or bond   securities that we believe can
market-will decline in value because    continue to make interest and
of factors such as economic             principal payments over an extended
conditions, future expectations or      time frame regardless of interim
investor confidence.                    market fluctuations. We do not try to
                                        predict overall bond market movements
                                        and generally do not trade for
                                        short-term purposes.

----------------------------------     -----------------------------------------
Industry and security risk: The risk    We diversify the Series' portfolio. We
that the value of securities in a       also follow a rigorous selection
particular industry or the value of     process before choosing securities for
an individual stock or bond will        the portfolio.
decline because of changing
expectations for the performance of
that industry or for the individual
company issuing the stock or bond.
----------------------------------     -----------------------------------------
Interest rate risk: The risk that       We do not try to increase return by
securities, particularly bonds with     predicting and aggressively
longer maturities, will decrease in     capitalizing on interest rate moves.
value if interest rates rise.

                                        We will not invest in interest rate
Swaps may be particularly sensitive     swaps with maturities of more than two
to interest rate changes. Depending     years. Each business day we calculate
on the actual movements of interest     the amount the Series must pay for
rates and how well the portfolio        swaps it holds and will segregate cash
manager anticipates them, a series      or other liquid securities to cover
could experience a higher or lower      that amount.
return than anticipated.

----------------------------------     -----------------------------------------
Credit risk: The risk that an issuer    The Series may hold securities rated
(or an insurer of the issuer) will be   in investment grade category single-B
unable to make timely payments of       or higher by NRSROs. These securities,
interest and principal.                 however, are carefully evaluated for
                                        creditworthiness before purchase.

Investing in high-yield debt
instruments entails the risk of         If the rating of a debt security held
principal loss, which may be greater    by the Series falls below investment
than the risk involved in investment    grade category single-B, the Series
grade debt. High-yield debt is          will dispose of the security as soon
sometimes issued by companies the       as practicable, unless to do so would
earnings of which at the time the       be detrimental in light of market
debt is issued are less than the        conditions.
projected payments on the debt.

Debt securities rated in investment
grade category single-B or higher by
NRSROs may have speculative
characteristics. Changes in economic
conditions or other circumstances are
more likely to affect an issuer's
ability to make principal and
interest payments.
----------------------------------     -----------------------------------------

Prepayment risk: The risk that          We take into consideration the
homeowners will prepay mortgages        likelihood of prepayment when we
during periods of low interest rates,   select mortgages. We may look for
forcing an investor to reinvest their   mortgage securities that have
money at interest rates that might be   characteristics that make them less
lower than those on the prepaid         likely to be prepaid, such as low
mortgage.                               outstanding loan balance or
                                        below-market interest rates.
----------------------------------     -----------------------------------------
Liquidity risk: The possibility that    We limit exposure to illiquid
securities cannot be readily sold       securities. Swap agreements will be
within seven days at approximately      treated as illiquid securities, but
the price that a series values them.    most swap dealers will be willing to
                                        repurchase interest rate swaps.

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Stephen  R.  Cianci  and Paul  Grillo  have  primary  responsibility  for making day-to-day  investment  decisions for the Delaware VIP Capital  Reserves Series.
They became co-managers of the Series in April 2000.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University.  He joined Delaware  Investments'
Fixed Income  Department in 1992 as an investment  grade  quantitative  research analyst. In addition to his quantitative research  responsibilities,  Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci
is  an  Adjunct   Professor  of  finance  at  Widener   University   and  a  CFA
charterholder. He has been managing the fixed-income portion of the Series since
April 2000.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in
Business  Management from North Carolina State  University and an MBA in finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as mortgage  strategist and portfolio manager for the Chemical Investment
Group  and  as  financial  analyst  at  Chemical  Bank.  Mr.  Grillo  is  a  CFA charterholder. He has been managing the fixed-income portion of the Series since
April 2000.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio
Managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject  to  distribution,  or "Rule  12b-1"  fees,  which is  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive up to 0.25%
     fee  applicable to Standard  Class shares.  The  Distributor  may make such payments out of its own resources to life  companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  We price  securities  and other assets for
which  market   quotations  are  available  at  their  market  value.  We  price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
Any fixed-income  securities that have a maturity of less than 60 days, we price at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends, if any, are declared daily and paid monthly. Short-term capital gains
distributions,   if  any,  may  be  paid  with  the  dividend;   otherwise,  any
distributions from net realized  securities profits normally will be distributed following the close of the fiscal year.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. This information has been audited by [ ] LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Capital Reserves Series                        Standard Class
                                                           Year Ended 12/31
                                      2005           2004        2003        2002       2001(1)      2000

Net asset value, beginning of period              $10.020      $9.970      $9.750     $9.530       $9.360

Income (loss) from investment
operations:
Net investment income                               0.356       0.329       0.419      0.533        0.590
Net realized and unrealized gain on
  investments                                       0.004       0.125       0.253      0.239        0.170
                                                  -------      ------       -----     ------        -----
Total from investment operations                    0.360       0.454       0.672      0.772        0.760
                                                  -------      ------       -----     ------        -----
Less dividends and distributions
from:
Net investment income                             (0.440)     (0.404)      (0.452)    (0.552)      (0.590)
                                                  -------      ------       -----     ------        -----
Total dividends and distributions                 (0.440)     (0.404)      (0.452)    (0.552)      (0.590)
                                                  -------      ------       -----     ------        -----
Net asset value, end of period                     $9.940     $10.020      $9.970     $9.750       $9.530
                                                  =======      ======      ======     ======       ======
Total return(2)                                      3.66%       4.63%       7.09%      8.27%        8.46%

Ratios and supplemental data:
Net assets, end of period
 (000 omitted)                                    $25,955     $34,077     $42,698    $30,996      $27,813
Ratio of expenses to average net
 assets                                              0.62%       0.63%       0.62%      0.58%        0.63%
Ratio of net investment income to
 average net assets                                  3.57%       3.36%       4.21%      5.46%        6.34%
Portfolio turnover                                    252%        438%        427%       290%         177%

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that requires  amortization of all premiums and discounts on debt securities and the  recording of paydown  gains and losses on mortgage-  and  asset-backed securities as an adjustment to interest income. The effect of these changes for the year  ended  December  31,  2001 was a decrease  in net  investment income per share of $0.019, an increase in net realized and unrealized gain
     (loss) per share of $0.019,  and a decrease in the ratio of net  investment income to  average  net  assets of 0.20%.  Per share  data and  ratios  for periods  prior to January 1, 2001 have not been  restated to reflect  these changes in accounting.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

Delaware VIP Capital Reserves Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Capital Reserves Series
(Standard Class)                                          246493563

                               DELAWARE VIP TRUST
                      Delaware VIP Capital Reserves Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This Prospectus  offers the Delaware VIP Capital Reserves Series.  The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                            page
Delaware VIP Capital Reserves Series

How we manage the Series                                            page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                              page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                              page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                                page

Overview:  Delaware VIP Capital Reserves Series

What is the Series' goal?
Delaware  VIP Capital  Reserves  Series  seeks a high,  stable  level of current income  while  attempting  to minimize  fluctuations  in  principal  and provide maximum liquidity. Although the Series will strive to achieve its goal, there is no assurance that it will.

What  are the  Series'  main  investment  strategies?  We  invest  primarily  in short-term  securities,  including  securities  issued or guaranteed by the U.S.
government,  its  agencies  or  instrumentalities,  instruments  secured by U.S.
government securities and debt securities issued by U.S. corporations.

Delaware VIP Capital  Reserves Series is not a money market fund. A money market fund is designed for stability of principal;  consequently,  the level of income fluctuates.  The  Series  is  designed  for  greater  stability  of  income at a relatively higher level;  consequently,  the principal value will fluctuate over time. The Series will attempt to provide investors with yields higher than those available in money  market  vehicles by  extending  the average  maturity of the bonds in its portfolio beyond what is typically associated with money market

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio. This Series will be affected primarily by adverse changes in interest rates  or, in the case of  corporate  bonds,  by poor  performance  in  specific industries or companies.  For a more complete discussion of risk, please turn to
"The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for relatively stable and high income flow.
o    Investors  looking for the  security  associated  with a portfolio  of high quality fixed-income securities.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Capital Reserves Series Service Class. We show returns for the past five calendar  years,  as well as average  annual returns for one year and since inception.  The Series' past  performance  does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.  The returns would be lower  without the expense  caps.  Please see footnotes  2 and 3 on page [___] for  additional  information  about the expense caps. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Capital Reserves Series Service Class)]

Total return (Delaware VIP Capital Reserves Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
        8.23%        6.84%        4.21%       3.23%       [   ]%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

------------------ ----------------------- ---------------- ---------------------------------
                        Delaware VIP         Merrill Lynch    Lehman Brothers Intermediate
                   Capital Reserves Series    1- to 3-Year            Government/
                        Service Class       Treasury Index*           Credit Index
------------------ ----------------------- ---------------- ---------------------------------
1 year                      [ ]%                  [ ]%                    [ ]%
------------------ ----------------------- ---------------- ---------------------------------
5 years                     [ ]%                  [ ]%                    [ ]%
------------------ ----------------------- ---------------- ---------------------------------
Lifetime
(Inception 5/1/00)          [ ]%                  [ ]%                   [ ]%**
------------------ ----------------------- ---------------- ---------------------------------

The Series'  returns are compared to the  performance of the Merrill Lynch 1- to
3-Year  Treasury Index and the Lehman  Brothers  Intermediate  Government/Credit
Index.  The Merrill Lynch 1- to 3-Year  Treasury Index is an unmanaged  index of short-term U.S. Treasury obligations having maturities from 1 to 2.99 years. The
Lehman Brothers  Intermediate  Government/Credit  Index is based on all publicly issued  intermediate  government and corporate debt  securities  with an average maturity of four to five years. You should remember that, unlike the Series, the indexes are  unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The  Merill  Lynch 1- to 3-Year  Treasury  Index is  replacing  the  Lehman
     Brothers Intermediate Government/Credit Index as the Series' benchmark. The investment  manager believes the effective duration of the Merrill Lynch 1-
     to 3-Year  Treasury  Index  better  reflects the Series'  investments.  The
     Lehman Brothers Intermediate  Government/Credit  Index may be excluded from this comparison in the future.

**   The Lehman Brothers Intermediate Government/Credit Index reports returns on a monthly basis as of the last day of the month.  This figure  reflects the return from May 31, 2000 through December 31, 2005.

What are the Series' fees and expenses? (1)

----------------------------------------- ----------------------------------------------- -----------
Sales charges are fees paid directly      Maximum sales charge (load) imposed on                none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Service Class.         ----------------------------------------------- -----------
                                          Maximum contingent deferred sales charge (load)       none
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower
                                          ----------------------------------------------- -----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                  none
                                          ----------------------------------------------- -----------
                                          Redemption fees                                       none
                                          ----------------------------------------------- -----------
                                          Exchange fees                                         none
                                          ----------------------------------------------- -----------

----------------------------------------- ----------------------------------------------- -----------
Annual Series operating expenses are      Management fees                                      0.50%
deducted from the Series' assets.         ----------------------------------------------- -----------
                                          Distribution and service (12b-1) fees (2)            0.30%
                                          ----------------------------------------------- -----------
                                          Other expenses                                      [   ]%
                                          ----------------------------------------------- -----------
                                          Total operating expenses                            [   ]%
                                          ----------------------------------------------- -----------
                                          Fee waivers and payments(2,3)                       [   ]%
                                          ----------------------------------------------- -----------
                                          Net expenses                                        [   ]%
----------------------------------------- ----------------------------------------------- -----------
This example is intended to help you      1 year                                             $[   ]
compare the cost of investing in the      ----------------------------------------------- -----------
Series to the cost of investing in        3 years                                            $[   ]
other mutual funds with similar           ----------------------------------------------- -----------
investment objectives. We show the        5 years                                            $[   ]
cumulative amount of Series expenses      ----------------------------------------------- -----------
on a hypothetical investment of           10 years                                           $[   ]
$10,000 with an annual 5% return
over the time shown.(4) This is an
example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
----------------------------------------- ----------------------------------------------- -----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through [date] to no more than 0.25% of average daily net assets.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through [date] in order to prevent total operating expenses  (excluding any
     12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies

Delaware  VIP  Capital  Reserves  Series is a type of current  income  fund that invests primarily in a variety of high-quality  debt instruments  ("fixed-income securities"), which provide high income potential.

We will strive to reduce the effects of interest rate volatility on principal by maintaining  a short  effective  duration for the Series  similar to that of the
Merrill  Lynch 1- to 3-year  Treasury  Index,  an  effective  duration  normally ranging from one to three years.  We will decide where to position the portfolio within this permissible  duration range based on our perception of the direction of  interest  rates  and the  risks  in the  fixed-income  markets.  If,  in our judgment,  interest rates are relatively high and borrowing  requirements in the economy are  weakening,  we will  generally  extend the  duration of the Series.
Conversely,  if we  believe  interest  rates are  relatively  low and  borrowing requirements appear to be strengthening, we may shorten the duration.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in

Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

              Securities                          How we use them

                                           Delaware VIP Capital Reserves
                                                       Series

Direct U.S. Treasury obligations         We may invest without limit in
include Treasury bills, notes and        U.S. Treasury securities, though
bonds of varying maturities. U.S.        they are typically not our
Treasury securities are backed by the    largest holding because they
"full faith and credit" of the United    generally do not offer as high a
States.                                  level of current income as other
                                         fixed-income securities.
--------------------------------------   ---------------------------------------
Mortgage-backed securities:              There is no limit on
Fixed-income securities that represent   government-related
pools of mortgages, with investors       mortgage-backed securities or on
receiving principal and interest         privately issued mortgage-backed
payments as the underlying mortgage      securities that are fully
loans are paid back. Many are issued     collateralized by government
and guaranteed against default by the    securities.
U.S. government or its agencies or
instrumentalities, such as the Federal
Home Loan Mortgage Corporation, Fannie   Mortgage-backed securities issued
Mae and the Government National          by private companies, if the
Mortgage Association. Others are         securities are not collateralized
issued by private financial              by securities issued by the U.S.
institutions, with some fully            government, its agencies or
collateralized by certificates issued    instrumentalities, must be rated
or guaranteed by the U.S. government     at the time of purchase in one of
or its agencies or instrumentalities.    the four highest categories by a
                                         nationally recognized statistical
                                         ratings organization (NRSRO) such
                                         as S&P or Moody's. They must also
                                         represent interests in whole-loan
                                         mortgages, multi-family
                                         mortgages, commercial mortgages
                                         and other mortgage collateral
                                         supported by a first mortgage
                                         lien on real estate. The
                                         privately issued securities we
                                         invest in are either CMOs or
                                         REMICs.

--------------------------------------   ---------------------------------------
Collateralized mortgage obligations      See mortgage-backed securities
(CMOs): Privately issued                 above.
mortgage-backed bonds whose underlying
value is the mortgages that are
grouped into different pools according
to their maturity.
--------------------------------------   ---------------------------------------
Real estate mortgage investment          See mortgage-backed securities
conduits (REMICs): Privately issued      above.
mortgage-backed bonds whose underlying
value is a fixed pool of mortgages
secured by an interest in real
property. Like CMOs, REMICs offer
different pools.
--------------------------------------   ---------------------------------------
Asset-backed securities: Bonds or        We invest only in asset-backed
notes backed by accounts receivables     securities rated in one of the
including home equity, automobile or     four highest categories by an
credit loans.                            NRSRO.
--------------------------------------   ---------------------------------------
Corporate debt: Debt obligations         We focus on corporate debt with
issued by a corporation, including       investment grade ratings, that is
corporate notes, bonds and other debt    bonds rated BBB or better by S&P
securities.                              or Baa or better by Moody's. We
                                         may invest in debt that is
                                         unrated, if we believe the
                                         quality of the securities is
                                         comparable to the ratings above.
--------------------------------------   ---------------------------------------
Certificates of deposit and              We may invest in certificates of
obligations of both U.S. and foreign     deposit from banks that have
banks: Debt instruments issued by a      assets of at least one billion
bank that pay interest.                  dollars.
--------------------------------------   ---------------------------------------
Corporate commercial paper: Short-term   We may invest in commercial paper
debt obligations with maturities         that is rated P-1 or P-2 by
ranging from 2 to 270 days, issued by    Moody's and/or A-1 or A-2 by S&P.
companies.
--------------------------------------   ---------------------------------------

Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Series must have collateral of
for them, plus an amount equal to an     102% of the repurchase price. The
agreed upon interest rate. Repurchase    Series will only enter into
agreements are often viewed as           repurchase agreements in which
equivalent to cash.                      the collateral is U.S. government
                                         securities.
--------------------------------------   ---------------------------------------
Interest rate swap and index swap        We may use interest rate swaps to
agreements: In an interest rate swap,    adjust the Series' sensitivity to
a series receives payments from          interest rates, or to hedge
another party based on a floating        against changes in interest rates.
interest rate in return for making
payments based on a fixed interest
rate. An interest rate swap can also     Index swaps may be used to gain
work in reverse, with a series           exposure to markets that the
receiving payments based on a fixed      Series invests in or as a
interest rate and making payments        substitute for futures options or
based on a floating interest rate. In    forward contracts if such
an index swap, a series receives gains   contracts are not directly
or incurs losses based on the total      available to the Series on
return of an index, in exchange for      favorable terms.
making fixed or floating interest rate
payments to another party.
                                         Interest rate swaps and index
                                         swaps will be considered illiquid
                                         securities (see below).
--------------------------------------   ---------------------------------------
Restricted and illiquid securities:      We may invest up to 10% of net
Restricted securities are privately      assets in illiquid securities.
placed securities whose resale is        For this Series, the 10% limit
restricted under securities law.         includes restricted securities
                                         such as privately placed
                                         securities that are eligible for
Illiquid securities are securities       resale only among certain
that do not have a ready market, and     institutional buyers without
cannot be easily sold within seven       registration, which are commonly
days at approximately the price that a   known as Rule 144A Securities,
series has valued them.                  and repurchase agreements with
                                         maturities of over seven days.
--------------------------------------   ---------------------------------------
High-yield debt instruments: Debt        The Series may invest up to 10%
obligations issued by a corporation      of net assets in high-yield debt
and rated lower than investment grade    instruments. The Series will
by an NRSRO such as S&P or Moody's.      invest only in high-yield
High-yield debt instruments are issued   investments that are rated in
by corporations that have poor credit    investment grade category
quality and may have difficulty          single-B or higher by NRSROs.
repaying principal and interest.

The Series may also enter into options and purchase depositary receipts.  Please see the Statement of Additional Information (SAI) for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions will generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so,  the  Series  may be unable to meet its  investment  objective.  It will not borrow money in excess of one-third of the value of its net assets.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

The risks of investing in the Series

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Capital  Reserves  Series.  Please see
the SAI for further  discussion  of these  risks and other  risks not  discussed here.

                Risks                      How we strive to manage them

                                           Delaware VIP Capital Reserves
                                                      Series

Market risk: The risk that all or a     We maintain a long-term investment
majority of the securities in a         approach and focus on fixed-income
certain market-like the stock or bond   securities that we believe can
market-will decline in value because    continue to make interest and
of factors such as economic             principal payments over an
conditions, future expectations or      extended time frame regardless of
investor confidence.                    interim market fluctuations. We do
                                        not try to predict overall bond
                                        market movements and generally do
                                        not trade for short-term purposes.

--------------------------------------   ---------------------------------------
Industry and security risk: The risk    We diversify the Series'
that the value of securities in a       portfolio. We also follow a
particular industry or the value of     rigorous selection process before
an individual stock or bond will        choosing securities for the
decline because of changing             portfolio.
expectations for the performance of
that industry or for the individual
company issuing the stock or bond.
--------------------------------------  ----------------------------------------
Interest rate risk: The risk that       We do not try to increase return
securities, particularly bonds with     by predicting and aggressively
longer maturities, will decrease in     capitalizing on interest rate
value if interest rates rise.           moves.
--------------------------------------   ---------------------------------------
Swaps may be particularly sensitive     We will not invest in interest
to interest rate changes. Depending     rate swaps with maturities of more
on the actual movements of interest     than two years. Each business day
rates and how well the portfolio        we calculate the amount the Series
manager anticipates them, a series      must pay for swaps it holds and
could experience a higher or lower      will segregate cash or other
return than anticipated.                liquid securities to cover that
                                        amount.

Credit risk: The risk that an issuer    The Series may hold securities
(or an insurer of the issuer) will be   rated in investment grade category
unable to make timely payments of       single-B or higher by NRSROs.
interest and principal.                 These securities, however, are
                                        carefully evaluated for
                                        creditworthiness before purchase.
Investing in high-yield debt
instruments entails the risk of
principal loss, which may be greater    If the rating of a debt security
than the risk involved in investment    held by the Series falls below
grade debt. High-yield debt is          investment grade category
sometimes issued by companies the       single-B, the Series will dispose
earnings of which at the time the       of the security as soon as
debt is issued are less than the        practicable, unless to do so would
projected payments on the debt.         be detrimental in light of market
                                        conditions.

Debt securities rated in investment
grade category single-B or higher by
NRSROs may have speculative
characteristics. Changes in economic
conditions or other circumstances are
more likely to affect an issuer's
ability to make principal and
interest payments.

--------------------------------------   ---------------------------------------
Prepayment risk: The risk that          We take into consideration the
homeowners will prepay mortgages        likelihood of prepayment when we
during periods of low interest rates,   select mortgages. We may look for
forcing an investor to reinvest their   mortgage securities that have
money at interest rates that might be   characteristics that make them
lower than those on the prepaid         less likely to be prepaid, such as
mortgage.                               low outstanding loan balance or
                                        below-market interest rates.
--------------------------------------   ---------------------------------------
Liquidity risk: The possibility that    We limit exposure to illiquid
securities cannot be readily sold       securities. Swap agreements will
within seven days at approximately      be treated as illiquid securities,
the price that a series values them.    but most swap dealers will be
                                        willing to repurchase interest
                                        rate swaps.

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Stephen  R.  Cianci  and Paul  Grillo  have  primary  responsibility  for making day-to-day  investment  decisions for the Delaware VIP Capital  Reserves Series.
They became co-managers of the Series in April 2000.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in finance from Widener University.  He joined Delaware  Investments'
Fixed Income  Department in 1992 as an investment  grade  quantitative  research analyst. In addition to his quantitative research  responsibilities,  Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci
is  an  Adjunct   Professor  of  finance  at  Widener   University   and  a  CFA
charterholder. He has been managing the fixed-income portion of the Series since
April 2000.

Paul  Grillo,  Senior Vice  President/Senior  Portfolio  Manager,  holds a BA in
Business  Management from North Carolina State  University and an MBA in finance from Pace University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as mortgage  strategist and portfolio manager for the Chemical Investment
Group  and  as  financial  analyst  at  Chemical  Bank.  Mr.  Grillo  is  a  CFA charterholder. He has been managing the fixed-income portion of the Series since
April 2000.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable  contract  salesperson is eligible  to  receive up to 0.30%  12b-1 fee  applicable  to Service  Class shares.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%, however  the  Distributor  has  contracted  to limit  this  amount to 0.25%
     through [date].

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  We price  securities  and other assets for
which  market   quotations  are  available  at  their  market  value.  We  price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
Any fixed-income  securities that have a maturity of less than 60 days, we price at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends, if any, are declared daily and paid monthly. Short-term capital gains
distributions,   if  any,  may  be  paid  with  the  dividend;   otherwise,  any
distributions from net realized  securities profits normally will be distributed following the close of the fiscal year.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. This information has been audited by [ ] LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Capital Reserves Series                  Service Class
                                                       Year Ended                                5/1/00(2)
                                                          12/31                                     to
                                                                                                12/31/00
                                      2005        2004         2003       2002         2001(1)

Net asset value, beginning of period           $10.000       $9.970     $9.760       $9.530      $9.210

Income (loss) from investment
operations:
Net investment income                            0.333        0.308      0.406        0.519       0.389
Net realized and unrealized gain (
 loss) on investments                           (0.017)       0.105      0.243        0.249       0.320
                                     ------    -------       ------     ------       ------      ------
Total from investment operations                 0.316        0.413      0.649        0.768       0.709
                                     ------    -------       ------     ------       ------      ------
Less dividends and distributions
from:
Net investment income                           (0.416)      (0.383)    (0.439)      (0.538)     (0.389)
                                     ------    -------       ------     ------       ------      ------
Total dividends and distributions               (0.416)      (0.383)    (0.439)      (0.538)     (0.389)
                                     ------    -------       ------     ------       ------      ------
Net asset value, end of period                  $9.900      $10.000     $9.970       $9.760      $9.530
                                     ------    =======      =======     ======       ======      ======
Total return(3)                                   3.23%        4.21%      6.84%        8.23%       7.88%

Ratios and supplemental data:
Net assets, end of period
 (000 omitted)                                      $7           $6         $6           $6          $5
Ratio of expenses to average net
 assets                                           0.87%        0.85%      0.77%        0.73%       0.73%
Ratio of expenses to average net
 assets prior to expense limitation
 and expenses paid indirectly                     0.92%        0.88%      0.77%        0.73%       0.73%
Ratio of net investment income to
 average net assets                               3.32%        3.14%      4.06%        5.31%       6.25%
Ratio of net investment income to
 average net assets prior to expense
 limitation and expenses paid                     3.27%
 indirectly                                       3.11%        4.06%      5.31%        6.25%
Portfolio turnover                                 252%         438%       427%         290%        177%

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that requires  amortization of all premiums and discounts on debt securities and the  recording of paydown  gains and losses on mortgage-  and  asset-backed securities as an adjustment to interest income. The effect of these changes for the year  ended  December  31,  2001 was a decrease  in net  investment income per share of $0.019, an increase in net realized and unrealized gain
     (loss) per share of $0.019,  and a decrease in the ratio of net  investment income to  average  net  assets of 0.20%.  Per share  data and  ratios  for periods  prior to January 1, 2001 have not been  restated to reflect  these changes in accounting.

(2)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

Delaware VIP Capital Reserves Services

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Capital Reserves Series
(Service Class)                                           246493571

                               DELAWARE VIP TRUST
                     Delaware VIP Diversified Income Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This Prospectus offers the Delaware VIP Diversified Income Series. The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                     page
Delaware VIP Diversified Income Series

How we manage the Series                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                       page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                       page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                         page

Overview:  Delaware VIP Diversified Income Series

What is the Series' goal?
Delaware VIP  Diversified  Income  Series seeks maximum  long-term  total return consistent with reasonable risk.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest  primarily in bonds allocated among three sectors of the fixed-income market. These sectors include:

o    the  High-Yield   Sector,   consisting  of   high-yielding,   higher  risk,
     lower-rated,  or  unrated  fixed-income  securities  that we  believe to be similarly rated, issued by U.S. companies.  (These involve higher risks and are commonly known as junk bonds.)

o    the  Investment   Grade  Sector,   consisting  of  investment   grade  debt
     obligations  of U.S.  companies  and those issued or guaranteed by the U.S.
     government, its agencies or instrumentalities, or by U.S. companies.

o    the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities,  and other fixed-income securities of issuers in foreign countries and denominated in foreign  currencies in both developed  and emerging  markets.  (An issuer is  considered to be from the country where it is located,  where the majority of its assets are located, or where it generates the majority of its operating income.)

We determine the amount of the Series'  assets that will be allocated to each of the three sectors based on our analysis of economic and market  conditions,  and our assessment of the returns and potential for  appreciation  from each sector.
We will periodically reallocate the Series' assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by an adverse  change in interest  rates,  adverse  economic conditions or poor  performance  from specific  industries or bond issuers.  The
Series is also subject to the special  risks  associated  with  high-yield  bond investing and with foreign investing. In particular,  high-yield bonds are rated below  investment  grade and are subject to a higher risk that  issuers  will be unable to make  interest  or  principal  payments,  particularly  under  adverse economic  conditions.  Foreign  investing,  including  investments  in  emerging markets,  involves risks related to currency valuations,  political instability, economic instability or lax accounting and regulatory standards.  The Series may have a portfolio  turnover rate in excess of 100%, which can result in increased transaction costs for investors and may affect the Series' performance.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for an investment  that offers  professional  allocation among key types of fixed-income securities.
o    Investors  looking for a fixed-income  investment that offers potential for high current income and total return.

Who should not invest in the Series

o    Investors with short-term financial goals.

o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP  Diversified  Income Series Standard Class. We show returns for the past two calendar years,  as well as the average annual return since  inception.
The Series' past performance  does not necessarily  indicate how it will perform in the future.  The performance  presented does not reflect any separate account fees, which would reduce the returns. The returns reflect expense caps in effect during the periods.  The returns would be lower without the expense caps. Please see footnotes 2 and 3 on page [ ] for additional  information  about the expense caps. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Diversified Income Series Standard Class)]

Year-by-year  total return  (Delaware VIP  Diversified  Income  Series  Standard
Class)

-------------- ------------
         2004         2005
-------------- ------------
        8.47%       [   ]%
-------------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

--------------------- ---------------------------- -----------------------
                             Delaware VIP
                       Diversified Income Series      Lehman Brothers
                            Standard Class          Aggregate Bond Index
--------------------- ---------------------------- -----------------------
1 year                           [   ]%                    [   ]%
--------------------- ---------------------------- -----------------------
Lifetime
(Inception 5/9/03)               [   ]%                    [   ]%
--------------------- ---------------------------- -----------------------

The Series'  returns  are  compared to the  performance  of the Lehman  Brothers
Aggregate  Bond Index.  The Lehman  Brothers  Aggregate  Bond Index measures the performance  of about 6,500 U.S.  corporate  and  government  bonds.  You should remember that unlike the Series,  the index is unmanaged and doesn't reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and holding securities.

*    The Lehman Brothers Aggregate Bond Index reports returns on a monthly basis as of the last day of the month.  This figure  reflects the return from May
     31, 2003 through December 31, 2005.

What are the Series' fees and expenses?
These  tables and example do not include  any fees or sales  charges  imposed by your variable contract. If they were included, your cost would be higher.

----------------------------------------- --------------------------------------------- ----------
You do not pay sales charges directly     Maximum sales charge (load) imposed on
from your investments when you buy or     purchases as a percentage of offering price        none
sell shares of the Standard Class.        --------------------------------------------- ----------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price,
                                          whichever is lower                                 none
                                          --------------------------------------------- ----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                               none
                                          --------------------------------------------- ----------
                                          Redemption fees                                    none
                                          --------------------------------------------- ----------
                                          Exchange fees                                      none
                                          --------------------------------------------- ----------

----------------------------------------- --------------------------------------------- ----------
Annual Series operating expenses are
deducted from the Series' assets.         Management fees                                   0.65%
                                          --------------------------------------------- ----------
                                          Distribution and service (12b-1) fees              none
                                          --------------------------------------------- ----------
                                          Other expenses(1)                                [   ]%
                                          --------------------------------------------- ----------
                                          Total operating expenses                         [   ]%
                                          --------------------------------------------- ----------
                                          Fee waivers and payments(2)                      [   ]%
                                          --------------------------------------------- ----------
                                          Net expenses                                     [   ]%

----------------------------------------- --------------------------------------------- ----------
This example is intended to help you
compare the cost of investing in the
Series to the cost of investing in
other mutual funds with similar
investment objectives. We show the
cumulative amount of Series expenses on
a hypothetical investment of $10,000
with an annual 5% return over the time    1 year                                           $[   ]
shown.(3) This is an example only, and    --------------------------------------------- ----------
does not represent future expenses,       3 years                                          $[   ]
which may be greater or less than         --------------------------------------------- ----------
those shown here.                         5 years                                          $[   ]
                                          --------------------------------------------- ----------
                                          10 years                                         $[   ]

----------------------------------------- --------------------------------------------- ----------

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
Delaware  VIP  Diversified  Income  Series is a type of  fixed-income  fund that invests in three distinct sectors of the  fixed-income  market as it pursues its investment  objective of seeking maximum  long-term total return consistent with reasonable risk. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio  assets among three key types of bonds,  we strive to reduce the affect that such events  might have on the portfolio.  The foundation of our strategy is the belief that when one or more bond sectors are not  performing  well,  the others may continue to provide
high  income  and  appreciation  potential,   helping  to  support  the  Series'
performance.

Following  are the  three  key  sectors  we  focus  on,  as well as our  general investment approach in each sector:

o    In the Investment Grade Sector, we select U.S.  government and high-quality corporate  bonds  primarily  on the  basis of their  income  potential.  In periods of slower U.S.  economic  growth,  these bonds might also provide a stabilizing influence on the portfolio, which could enhance total return.

o    In the High-Yield  Sector, we purchase U.S.  high-yield  corporate bonds to increase the portfolio's income potential. These bonds are of lower quality and  involve  the risk that the  issuing  companies  may not be able to pay interest or repay  principal.  However,  we carefully select the high-yield bonds for the portfolio  after  evaluating  both the company's  fundamental strength and the bond's liquidity.

o    In the International Sector, we select foreign bonds to add diversification to the portfolio.  Because  foreign markets are often affected by different economic  cycles than the U.S.,  foreign bonds may  experience  performance cycles that are  different  as well.  In  selecting  foreign  bonds for the portfolio,  we strive to manage the risk associated with foreign  investing through a thorough  analysis of the bond's issuer and the inflation  trends in the country where the bond is issued.

In determining  how much of the portfolio to allocate to each sector,  we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector.  Under normal  circumstances,  as little as 5% or as much as 50% of the Series'  assets may be invested in each of the High-Yield  Sector and  International  Sector.  Under normal  circumstances, there is no minimum or maximum  limit on the amount of the  Series'  assets that may be invested in the  Investment  Grade  Sector.  The Series'  investments  in emerging  markets  will be  limited  to no more  than 15% of the  Series'  total assets.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

-------------------------------------------------------------------- ----------------------------------------------------------
                            Securities                                                    How we use them
                                                                              Delaware VIP Diversified Income Series
-------------------------------------------------------------------- ----------------------------------------------------------
High-yield corporate bonds: Debt obligations issued by a             The Series may invest up to 50% of net assets in
corporation and rated lower than investment grade by a nationally    high-yield corporate bonds.  Emphasis is typically on
recognized statistical ratings organization (NRSRO) such as S&P or   those rated BB or Ba by an NRSRO.
Moody's. High-yield bonds are issued by corporations that have
poor credit quality and may have difficulty repaying principal and   We carefully evaluate an individual company's financial
interest.                                                            situation, its management, the prospects for its
                                                                     industry and the technical factors related to its bond
                                                                     offering. Our goal is to identify those companies that
                                                                     we believe will be able to repay their debt obligations
                                                                     in spite of poor ratings. The Series may invest in
                                                                     unrated bonds if we believe their credit quality is
                                                                     comparable to the rated bonds we are permitted to invest
                                                                     in. Unrated bonds may be more speculative in nature than
                                                                     rated bonds.

-------------------------------------------------------------------- ----------------------------------------------------------
U.S. government securities: Direct U.S. obligations including        The Series may invest without limit in direct U.S.
bills, notes, bonds as well as other debt securities issued by the   government obligations.
U.S. Treasury or securities of U.S. government agencies or
instrumentalities which are backed by the full faith and credit of the United States.

-------------------------------------------------------------------- ----------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that represent   We may invest without limit in government-related
pools of mortgages, with investors receiving principal and           mortgage-backed securities or fully collateralized
interest payments as the underlying mortgage loans are paid back.    privately issued mortgage-backed securities.
Many are issued and guaranteed against default by the U.S.
government or its agencies or instrumentalities, such as the
Federal Home Loan Mortgage Corporation, Fannie Mae and the
Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. government or its agencies or instrumentalities.

-------------------------------------------------------------------- ----------------------------------------------------------
Collateralized Mortgage Obligations (CMOs) and Real Estate           The Series may invest in CMOs and REMICs. Certain CMOs
Mortgage Investment Conduits (REMICs): CMOs are privately issued     and REMICs may have variable or floating interest rates
mortgage-backed bonds whose underlying value is the mortgages that   and others may be stripped. Stripped mortgage securities
are collected into different pools according to their maturity.      are generally considered illiquid and to such extent,
They are issued by U.S. government agencies and private issuers.     together with any other illiquid investments, will not
REMICs are privately issued mortgage-backed bonds whose underlying   exceed the Series' limit on illiquid securities. In
value is a fixed pool of mortgages secured by an interest in real    addition, subject to certain quality and collateral
property. Like CMOs, REMICs offer different pools.                   limitations, the Fund may invest up to 20% of its total
                                                                     assets in CMOs and REMICs issued by private entities
                                                                     which are not collateralized by securities issued or
                                                                     guaranteed by the U.S. government, its agencies or
                                                                     instrumentalities, so called non-agency mortgage backed
                                                                     securities.

-------------------------------------------------------------------- ----------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts           We invest only in asset-backed securities rated in one
receivables including home equity, automobile or credit loans.       of the four highest categories by an NRSRO.

-------------------------------------------------------------------- ----------------------------------------------------------
Investment grade corporate bonds: Debt obligations issued by a       The Series may invest without limit in investment grade
corporation rated in one of the four highest categories by an        corporate bonds.
NRSRO (or, if unrated, that we believe are of equal quality). Debt securities within the top three categories by an NRSRO comprise what are known as high-grade bonds and are regarded as having a strong ability to pay principal and interest.  Securities in the fourth category by an NRSRO are known as medium-grade bonds and are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic
conditions and speculative characteristics.

-------------------------------------------------------------------- ----------------------------------------------------------
Foreign government securities and foreign corporate bonds: Foreign   We may invest in foreign government securities and
government securities issued by foreign governments or               primarily focus on better quality bonds with
supranational entities. A supranational entity is an entity          investment-grade credit ratings. The Series may also
established or financially supported by the national governments     invest in securities issued by supranational entities,
of one or more countries. The International Bank for                 which are typically of higher quality.
Reconstruction and Development (more commonly known as the World
Bank) is one example of a supranational entity.                      We may invest in both rated and unrated foreign
                                                                     securities.  We may invest both in investment grade
Foreign corporate bonds are debt obligations issued by a foreign     securities and non-investment grade (i.e., those rated
corporation.                                                         BB or lower by S&P or Fitch, Ba or lower by Moody's, or
                                                                     similarly rated by another NRSRO.)

                                                                     However, we will limit investment in foreign securities
                                                                     of issuers located in emerging or developing countries
                                                                     that are rated below investment grade to no more than
                                                                     15% of the Series' net assets.

-------------------------------------------------------------------- ----------------------------------------------------------
Zero coupon bonds and payment-in-kind bonds: Zero coupon             We may invest in zero coupon bonds and payment in kind
securities are debt obligations which do not entitle the holder to   bonds, though we do not expect this to be a significant
any periodic payments of interest prior to maturity or a specified   component of our strategy.  The market prices of these
date when the securities begin paying current interest. Therefore,   bonds are generally more volatile than the market prices
they are issued and traded at a price lower than their face          of securities that pay interest periodically and are
amounts or par value. Payment-in-kind bonds pay interest or          likely to react to changes in interest rates to a
dividends in the form of additional bonds or preferred stock.        greater degree than interest-paying bonds having similar
                                                                     maturities and credit quality.  They may have certain
                                                                     tax consequences which, under certain conditions, could
                                                                     be adverse to the Series.

-------------------------------------------------------------------- ----------------------------------------------------------
Options and futures: Options represent a right to buy or sell a      At times when we anticipate adverse conditions, we may
security or group of securities at an agreed upon price at a         want to protect gains on securities without actually
future date. The purchaser of an option may or may not choose to     selling them.  We might use options or futures to
go through with the transaction.                                     neutralize the effect of any price declines, without
                                                                     selling the bond or bonds, or as a hedge against changes
Futures contracts are agreements for the purchase or sale of         in interest rates.
securities at a specified price, on a specified date.  Unlike an
option, a futures contract must be executed unless it is sold        Use of these strategies can increase the operating costs
before the settlement date.                                          of the Series and can lead to loss of principal.

Options and futures are generally considered to be derivative securities.

-------------------------------------------------------------------- ----------------------------------------------------------
Brady Bonds: These are debt securities issued under the framework    We may invest in Brady Bonds.  We believe that the
of the Brady Plan, an initiative for debtor nations to restructure   economic reforms undertaken by countries in connection
their outstanding external indebtedness (generally, commercial       with the issuance of Brady Bonds makes the debt of
bank debt).  Brady Bonds tend to be of lower quality and more        countries that have issued Brady Bonds or those that
speculative than securities of developed country issuers.            have announced plans to issue them a viable opportunity
                                                                     for investment.

-------------------------------------------------------------------- ----------------------------------------------------------
Foreign currency transactions: A forward contract involves an        We may invest in securities issued in any currency and
obligation to purchase or sell a specific currency at a future       may hold foreign currency.
date at a price set at the time of the contract.  Forward
contracts are used to "lock-in" the price of a security that will    Although the Series values its assets daily in terms of
be purchased or sold, in terms of U.S. dollars or other              U.S. dollars, we do not convert our holdings of foreign
currencies.                                                          currencies into U.S. dollars on a daily basis.  We may,
                                                                     however, from time to time, purchase or sell foreign
                                                                     currencies and/or engage in forward foreign currency
                                                                     transactions in order to expedite settlement of
                                                                     portfolio transactions and to minimize currency value
                                                                     fluctuations.  We may conduct foreign currency
                                                                     transactions on a cash basis at the spot rate prevailing
                                                                     in the foreign currency exchange market or through a
                                                                     forward foreign currency contract or forward contract.
                                                                     The Series may use forward contracts for defensive
                                                                     hedging purposes to attempt to protect the value of the
                                                                     Series' current security or currency holdings.  It may
                                                                     also use forward contracts if it has agreed to sell a
                                                                     security and wants to "lock-in" the price of that
                                                                     security, in terms of U.S. dollars.  Investors should be
                                                                     aware of the costs of currency conversion. The Series
                                                                     will not use forward contracts for speculative purposes.

                                                                     These transactions may increase the Series' expenses.

-------------------------------------------------------------------- ----------------------------------------------------------
American Depositary Receipts (ADRs), European Depositary Receipts    The Series may invest in sponsored and unsponsored
(EDRs), and Global Depositary Receipts (GDRs):  ADRs are receipts    ADRs.  Such ADRs that the Fund may invest in will be
issued by a U.S. depositary (usually a U.S. bank) and EDRs and       those that are actively traded in the United States.
GDRs are receipts issued by a depositary outside of the U.S.
(usually a non-U.S. bank or trust company or a foreign branch of a   In conjunction with its investments in foreign
U.S. bank).  Depositary receipts represent an ownership interest     securities, the Series may also invest in sponsored and
in an underlying security that is held by the depositary.            unsponsored EDRs and GDRs.
Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an
EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the
underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.  Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends or capital gains that are made on the underlying
security.

-------------------------------------------------------------------- ----------------------------------------------------------
Short-Term Debt Investments: These instruments include (1) time      The Series may invest in these instruments either as a
deposits, certificates of deposit and bankers acceptances issued     means to achieve its investment objective or, more
by a U.S. commercial bank; (2) commercial paper of the highest       commonly, as temporary defensive investments or pending
quality rating; (3) short-term debt obligations with the highest     investment in the Series' principal investment
quality rating; (4) U.S. government securities; and (5) repurchase   securities.  When investing all or a significant portion
agreements collateralized by those instruments.                      of its assets in these instruments, the Series may not
                                                                     be able to achieve its investment objective.

-------------------------------------------------------------------- ----------------------------------------------------------
Time Deposits: Time deposits are non-negotiable deposits             Time deposits maturing in more than seven days will not
maintained in a banking institution for a specified period of time   be purchased by the Series, and time deposits maturing
at a stated interest rate.                                           from two business days through seven calendar days will
                                                                     not exceed 15% of the total assets of the Series.

-------------------------------------------------------------------- ----------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as the     Typically, we use repurchase agreements as a short-term
Series, and a seller of securities in which the seller agrees to     investment for the Series' cash position. In order to
buy the securities back within a specified time at the same price    enter into these repurchase agreements, the Series must
the buyer paid for them, plus an amount equal to an agreed upon      have collateral of 102% of the repurchase price.  The
interest rate. Repurchase agreements are often viewed as             Series will only enter into repurchase agreements in
equivalent to cash.                                                  which the collateral is U.S. government securities.

-------------------------------------------------------------------- ----------------------------------------------------------
Restricted securities: Privately placed securities whose resale is   We may invest in privately placed securities, including
restricted under securities law.                                     those that are eligible for resale only among certain
                                                                     institutional buyers without registration which are
                                                                     commonly known as Rule 144A Securities. Restricted
                                                                     securities that are determined to be illiquid may not
                                                                     exceed the Series' 10% limit on illiquid securities,
                                                                     which is described below.

-------------------------------------------------------------------- ----------------------------------------------------------

Interest rate swap, index swap and credit default swap agreements:   We may use interest rate swaps to adjust the Series'
In an interest rate swap, a Series receives payments from another    sensitivity to interest rates or to hedge against
party based on a variable or floating interest rate, in return for   changes in interest rates. Index swaps may be used to
making payments based on a fixed interest rate. An interest rate     gain exposure to markets that the Series invests in,
swap can also work in reverse with a Series receiving payments       such as the corporate bond market. We may also use index
based on a fixed interest rate and making payments based on a        swaps as a substitute for futures or options contracts
variable or floating interest rate. In an index swap, a Series       if such contracts are not directly available to the
receives gains or incurs losses based on the total return of a       Series on favorable terms. We may enter into credit
specified index, in exchange for making interest payments to         default swaps in order to hedge against a credit event,
another party. An index swap can also work in reverse with a fund    to enhance total return or to gain exposure to certain
receiving interest payments from another party in exchange for       securities or markets.
movements in the total return of a specified index. In a credit default swap, a Series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.)
on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a Series may assume the financial risk of a credit event occurring on a
particular security or basket of securities in exchange for
receiving premium payments from another party. Interest rate swaps, index swaps and credit default swaps may be considered to be illiquid.

-------------------------------------------------------------------- ----------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,     We may invest up to 15% of net assets in illiquid
and cannot be easily sold within seven days at approximately the     securities, including repurchase agreements with
price that a series has valued them.                                 maturities of over seven days.

-------------------------------------------------------------------- ----------------------------------------------------------

The Series may also invest in other securities  including real estate investment trusts. Please see the Statement of Additional  Information (SAI) for additional descriptions of these securities as well as those listed in the table.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  these  securities,  the  Series  may be unable to  achieve  its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would  occur if,  for  example,  the  Series  bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Diversified Income Series.  Please see
the SAI for further  discussion  of these  risks and other  risks not  discussed here.

-------------------------------------------------------------- -----------------------------------------------------------
                            Risks                                             How we strive to manage them
                                                                         Delaware VIP Diversified Income Series
-------------------------------------------------------------- -----------------------------------------------------------
Market risk: The risk that all or a majority of the            We maintain a long-term investment approach and focus on
securities in a certain market--like the stock or bond         bonds that we believe will continue to pay interest
market--will decline in value because of factors such as       regardless of interim market fluctuations. We do not try
economic conditions, future expectations or investor           to predict overall bond market or interest rate movements
confidence.                                                    and generally do not trade for short-term purposes.

Index swaps are subject to the same market risks as the        In evaluating the use of an index swap, we carefully
investment market or sector that the index represents.         consider how market changes could affect the swap and how
Depending on the actual movements of the index and how well    that compares to us investing directly in the market the
the portfolio managers forecast those movements, a series      swap is intended to represent.
could experience a higher or lower return than anticipated.

-------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk: The risk that the value of         We diversify the Series' assets across three distinct
securities in a particular industry or the value of an         sectors of the bond market and among a wide variety of
individual stock or bond will decline because of changing      individual issuers.
expectations for the performance of that industry or for the individual company issuing the stock or bond.

-------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk: The risk that securities will decrease     The Series is subject to interest rate risk.  We cannot
in value if interest rates rise. The risk is greater for       eliminate that risk, but we do strive to manage it by
bonds with longer maturities than for those with shorter       monitoring economic conditions.
maturities.
                                                               We will not invest in swaps with maturities of more than
Swaps may be particularly sensitive to interest rate           two years.  Each business day we will calculate the
changes.  Depending on the actual movements of interest        amount the Series must pay for any swaps it holds and
rates and how well the portfolio managers anticipate them, a   will segregate cash or other liquid securities to cover
series could experience a higher or lower return than          that amount.
anticipated.

-------------------------------------------------------------- -----------------------------------------------------------
Credit risk: The possibility that a bond's issuer (or an       Our careful, credit-oriented bond selection and our
entity that insures the bond) will not be able to make         commitment to hold a diversified selection of high-yield
timely payments of interest and principal.                     bonds are designed to manage this risk.

Investing in so-called "junk" or "high-yield" bonds entails    Our holdings of high quality investment grade bonds are
the risk of principal loss, which may be greater than the      less subject to credit risk and may help to balance any
risk involved in investment grade bonds. High-yield bonds      credit problems experienced by individual high-yield bond
are sometimes issued by companies whose earnings at the time   issuers or foreign issuers.
the bond is issued are less than the projected debt payments
on the bonds.                                                  When selecting dealers with whom we would make interest
                                                               rate or index swap agreements, we focus on those with
Some analysts believe a protracted economic downturn would     high quality ratings and do careful credit analysis
severely disrupt the market for high-yield bonds, adversely    before investing.
affect the value of outstanding bonds and adversely affect
the ability of high-yield issuers to repay principal and
interest. It is likely that protracted periods of economic
uncertainty would cause increased volatility in the market
prices of high-yield bonds, an increase in the number of
high-yield bond defaults and corresponding volatility in a
series' net asset value.

If there were a national credit crisis or an issuer were to
become insolvent, principal values could be adversely
affected.

-------------------------------------------------------------- -----------------------------------------------------------
Futures and options risk: The possibility that a series may    We will use options and futures for defensive purposes,
experience a significant loss if it employs an option or       such as to protect gains in the portfolio without
futures strategy related to a security or a market index and   actually selling the security or to neutralize the impact
that security or index moves in the opposite direction from    of interest rate changes. We will not use futures and
what the portfolio managers anticipated.  Futures and          options for speculative reasons or in an effort to
options also involve additional expenses, which could reduce   enhance return.
any benefit or increase any loss to a series using the
strategy.

-------------------------------------------------------------- -----------------------------------------------------------
Foreign risk: The risk that foreign securities may be          The Series will attempt to reduce foreign investing risks
adversely affected by political instability (including         through portfolio diversification, credit analysis and
governmental seizures or nationalization of assets), changes   attention to trends in the world economies, industries
in currency exchange rates, foreign economic conditions or     and financial markets.
inadequate regulatory and accounting standards. Foreign
markets may also be less efficient, less liquid, have          We carefully evaluate the political and economic
greater price volatility, less regulation and higher           situations in the countries where we invest and take
transaction costs than U.S. markets.                           these risks into account before we select securities for
                                                               the portfolio.  However, there is no way to eliminate
                                                               foreign risks when investing internationally.

-------------------------------------------------------------- -----------------------------------------------------------
Foreign government securities risk: Involves the ability of    The Series attempts to reduce the risks associated with
a foreign government or government related issuer to make      investing in foreign governments by limiting the portion
timely and ultimate payments on its external debt              of portfolio assets that may be invested in such
obligations.  This ability to make payments will be strongly   securities.
influenced by the issuer's balance of payments, including
export performance, its access to international credits and
investments, fluctuations in interest rates and the extent
of its foreign reserves.

-------------------------------------------------------------- -----------------------------------------------------------
Currency risk: The risk that the value of an investment may    We may try to hedge currency risk by purchasing foreign
be negatively affected by changes in foreign currency          currency exchange contracts.  By agreeing to purchase or
exchange rates.  Adverse changes in exchange rates may         sell foreign securities at a pre-set price on a future
reduce or eliminate any gains produced by investments that     date, the Series strives to protect the value of the
are denominated in foreign currencies and may increase any     stock it owns from future changes in currency rates.  We
losses.                                                        will use forward currency exchange contracts only for
                                                               defensive measures, not to enhance portfolio returns.
In 1999 eleven European countries joined in European           However, there is no assurance that a strategy such as
Economic and Monetary Union (EMU), which established a         this will be successful.
common currency for the participating countries.  This
currency is known as the "euro".  It has replaced legacy
currencies such as the French franc and the deutschemark,
which were converted to euros at fixed exchange rates.  The
main initial consequence for investors is that this has
created a much bigger and more liquid bond and equity
market. This has eliminated currency risk within the euro
zone, but the risk that the euro will fluctuate versus third currencies such as the U.S. dollar has not been eliminated
or reduced.  Within the euro zone, our view is that the
longer term risks are economic and political - a single
currency means a single monetary policy, which may not suit
an individual country at a particular time.  There are no
explicit legal provisions for a country to exit EMU; such an exit pre-supposes a strong political demand for it, of which there is no sign at this point in time.

-------------------------------------------------------------- -----------------------------------------------------------

Emerging markets risk: The possibility that the risks          The Series may purchase securities of issuers in any
associated with international investing will be greater in     foreign country, developed and emerging. The Series
emerging markets than in more developed foreign markets        cannot eliminate these risks but will attempt to manage
because, among other things, emerging markets may have less    these risks through portfolio diversification, credit
stable political and economic environments. In addition, in    analysis, and attention to trends in the economy,
many emerging markets, there is substantially less publicly    industries and financial markets and other relevant
available information about issuers and the information        factors.
available tends to be of a lesser quality. Economic markets
and structures tend to be less mature and diverse and the
securities markets which are subject to less government
regulation or supervision may also be smaller, less liquid
and subject to greater price volatility.

-------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk: The possibility that securities cannot be      A less liquid secondary market may have an adverse effect
readily sold within seven days at approximately the price      on our ability to dispose of particular issues, when
that a series values them.                                     necessary, to meet the Series' liquidity needs or in
                                                               response to a specific event, such as the declining
The high-yield secondary market is particularly susceptible    creditworthiness of the issuer.  In striving to manage
to liquidity problems when the institutions, such as mutual    this risk, we evaluate the size of a bond issuance as a
funds and certain financial institutions that dominate it,     way to anticipate its likely liquidity level.
temporarily stop buying bonds for regulatory, financial or
other reasons.                                                 We may invest only 10% of net assets in illiquid
                                                               securities, excluding Rule 144A securities described
                                                               above.

-------------------------------------------------------------- -----------------------------------------------------------

Derivatives Risk is the possibility that the Series may        We will use derivatives for defensive purposes, such as
experience a significant loss if it employs a derivatives      to protect gains or hedge against potential losses in the
strategy (including a strategy involving credit default        portfolio without actually selling a security, to
swaps) related to a security or a securities index and that    neutralize the impact of interest rate changes, to affect
security or index moves in the opposite direction from what    diversification or to earn additional income. We will not
the portfolio manager had anticipated. Another risk of         use derivatives for reasons inconsistent with our
derivative transactions is the creditworthiness of the         investment objectives.
counterparty because the transaction depends on the
willingness and ability of the counterparty to fulfill its
contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any
loss to a series from using the strategy.

-------------------------------------------------------------- -----------------------------------------------------------
Valuation risk: When a less liquid secondary market as         We will strive to manage this risk by carefully
described above can make it more difficult for a series to     evaluating individual bonds and by limiting the amount of
obtain precise valuations of the high-yield securities in      the portfolio that can be allocated to privately placed
its portfolio.  During periods of reduced liquidity,           high-yield securities.
judgment plays a greater role in valuing high-yield
securities.

-------------------------------------------------------------- -----------------------------------------------------------
Legislative and regulatory risk: The United States Congress    We monitor the status of regulatory and legislative
has from time to time taken or considered legislative          proposals to evaluate any possible effects they might
actions that could adversely affect the high-yield bond        have on the Series' portfolio.
market.  For example, Congressional legislation has, with
some exceptions, generally prohibited federally insured
savings and loan institutions from investing in high-yield
securities.  Regulatory actions have also affected the
high-yield market.  Similar actions in the future could
reduce liquidity for high-yield issues, reduce the number of new high-yield securities being issued and could make it
more difficult for a fund to attain its investment objective.
-------------------------------------------------------------- -----------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The  Series is managed  by  Delaware  Management  Company.  Delaware  Management
Company makes investment decisions for the Series,  manages the Series' business affairs and  provides  daily  administrative  services.  For its services to the
Series,  the  Manager  was paid [ ]% of  average  daily net  assets for the last fiscal year.

Prior to September 1, 2004, the Series was sub-advised by Delaware International
Advisers Ltd. ("DIAL") who managed the international sector of the portfolio and furnished  investment  recommendations,  asset allocation  advice,  research and other investment services regarding foreign securities.  For its services to the
Series,  DIAL was paid a portion of the  management  fee based on the portion of the foreign assets in the portfolio.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Timothy L. Rabe,  Paul Grillo and Philip R. Perkins have primary  responsibility for making day-to-day investment decisions for the Series. When making decisions for the Series,  Messrs. Rabe, Grillo and Perkins regularly consult with Ryan K.
Brist and Stephen R. Cianci.

Timothy L. Rabe
Senior Vice  President/Senior  Portfolio  Manager Mr. Rabe received a bachelor's degree in finance from the  University  of Illinois.  Prior to joining  Delaware
Investments  in 2000,  Mr. Rabe was a high-yield  portfolio  manager for Conseco
Capital  Management.  Before  that,  Mr.  Rabe  worked as a tax  analyst for The
Northern Trust Company.  Mr. Rabe has 9 years of investment  company  experience and is a CFA charterholder.

Paul Grillo
Senior Vice President/Senior Portfolio Manager Mr. Grillo holds a BA in Business
Management from North Carolina State  University and an MBA in Finance from Pace
University.  Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage  strategist  and trader at the Dreyfus  Corporation.  He also served as mortgage  strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

Philip R. Perkins
Senior Vice President/Senior Portfolio Manager
Mr. Perkins holds a B.A. from the  University of Notre Dame. He joined  Delaware
Investments in June 2003 from Deutsche Bank A.G.,  where he served as a Managing
Director  in Global  Markets.  He was Chief  Operating  Officer  for the  Bank's
Emerging Markets Division,  based in London.  From 1998 to 2001, he was based in
Moscow and responsible for Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a Registered Broker dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

Ryan K. Brist
Executive Vice President/Managing Director - Fixed Income
Mr. Brist earned his bachelor's degree from Indiana University. Prior to joining
Delaware  Investments in August 2000, he served as a Senior Trader and Corporate
Specialist for Conseco Capital  Management's  fixed-income  group. He previously worked in oil/gas  investment  banking as an Analyst for Dean Witter Reynolds in
New York. He is a Chartered Financial Analyst.

Stephen R. Cianci
Senior Vice President/Senior Portfolio Manager
Mr. Cianci holds a BS and an MBA in Finance from Widener  University.  He joined
Delaware  Investments'  Fixed Income  Department in 1992 as an investment  grade
quantitative   research  analyst.  In  addition  to  his  quantitative  research responsibilities,  Mr. Cianci also served as a mortgage-backed  and asset-backed securities  analyst.  Mr.  Cianci is an Adjunct  Professor of Finance at Widener
University and a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  Board  of  Trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the Board of  Trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

-------------------------------- ----------------------
                                    STANDARD CLASS*
-------------------------------- ----------------------
Commission (%)                             -
-------------------------------- ----------------------
Fee to Dealer                            0.25%
-------------------------------- ----------------------

*    Your variable  contract  salesperson may be eligible to receive up to 0.25%
     fee  applicable to Standard  Class shares.  The  Distributor  may make such payments out of its own resources to life  companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series  share.  This  information  has been audited by [ ], whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- -------------------------------------------
Delaware VIP Diversified Income Series                     Standard Class
-------------------------------------------- -------------------------------------------
                                                                             5/16/03(1)
                                              Year ended       Year ended            to
                                               12/31/05         12/31/04       12/31/03
-------------------------------------------- -------------- ------------- --------------

Net asset value, beginning of period                              $8.940         $8.500

Income from investment operations:
Net investment income(2)                                           0.348          0.240
Net realized and unrealized gain on
  investments and foreign currencies                               0.395          0.200
                                                                 -------        -------
Total from investment operations                                   0.743          0.440
                                                                 -------        -------

Less dividends and distributions from:
Net investment income                                             (0.233)           ---
                                                                 -------        -------
Total dividends and distributions                                 (0.233)           ---
                                                                 -------        -------

Net asset value, end of period                                    $9.450         $8.940
                                                                 =======        =======

Total return(3)                                                     8.47%          5.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $14,770         $2,104
Ratio of expenses to average net assets                             0.80%          0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                                   0.98%          1.59%
Ratio of net investment income to average
  net assets                                                        3.82%          4.43%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                                      3.64%          3.64%
Portfolio turnover                                                   493%           521%
-------------------------------------------- -------------- ------------- --------------

(1)  Commencement  of  operations;  ratios  and  portfolio  turnover  have  been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

Delaware VIP Diversified Income Series

Additional  information  about the Series'  investments will be available in the
Series' annual and semi-annual  reports to  shareholders.  In the Series' annual report  you will find a  discussion  of the  market  conditions  and  investment strategies that significantly  affected the Series'  performance during the last fiscal period.  You can find more detailed  information  about the Series in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this  Prospectus.  You may obtain a free copy of the Statement of Additional Information by writing to us at 2005 Market Street,  Philadelphia,
PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                     CUSIP
Delaware VIP Diversified Income Series
(Standard Class)                                     246493548

                               DELAWARE VIP TRUST
                     Delaware VIP Diversified Income Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This Prospectus offers the Delaware VIP Diversified Income Series. The Series is
in effect a separate  fund issuing its own shares.  The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                    page
Delaware VIP Diversified Income Series

How we manage the Series                                    page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                      page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                      page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                        page

Overview:  Delaware VIP Diversified Income Series

What is the Series' goal?
Delaware VIP  Diversified  Income  Series seeks maximum  long-term  total return consistent with reasonable risk.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest  primarily in bonds allocated among three sectors of the fixed-income market. These sectors include:

o    the  High-Yield   Sector,   consisting  of   high-yielding,   higher  risk,
     lower-rated,  or  unrated  fixed-income  securities  that we  believe to be similarly rated, issued by U.S. companies.  (These involve higher risks and are commonly known as junk bonds.)

o    the  Investment   Grade  Sector,   consisting  of  investment   grade  debt
     obligations  of U.S.  companies  and those issued or guaranteed by the U.S.
     government, its agencies or instrumentalities, or by U.S. companies.

o    the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities,  and other fixed-income securities of issuers in foreign countries and denominated in foreign  currencies in both developed  and emerging  markets.  (An issuer is  considered to be from the country where it is located,  where the majority of its assets are located, or where it generates the majority of its operating income.)

We determine the amount of the Series'  assets that will be allocated to each of the three sectors based on our analysis of economic and market  conditions,  and our assessment of the returns and potential for  appreciation  from each sector.
We will periodically reallocate the Series' assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by an adverse  change in interest  rates,  adverse  economic conditions or poor  performance  from specific  industries or bond issuers.  The
Series is also subject to the special  risks  associated  with  high-yield  bond investing and with foreign investing. In particular,  high-yield bonds are rated below  investment  grade and are subject to a higher risk that  issuers  will be unable to make  interest  or  principal  payments,  particularly  under  adverse economic  conditions.  Foreign  investing,  including  investments  in  emerging markets,  involves risks related to currency valuations,  political instability, economic instability or lax accounting and regulatory standards.  The Series may have a portfolio  turnover rate in excess of 100%, which can result in increased transaction  costs for investors and may affect the Series'  performance.  For a more complete  discussion of risk, please turn to "The risks of investing in the
Series."

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for an investment  that offers  professional  allocation among key types of fixed-income securities.
o    Investors  looking for a fixed-income  investment that offers potential for high current income and total return.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP  Diversified  Income Series Service Class.  We show returns for the past two calendar years,  as well as the average annual return since  inception.
The Series' past performance  does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.
The returns would be lower without the expense caps.  Please see footnotes 2 and
3 on page [ ] for additional  information about the expense caps. Moreover,  the performance  presented does not reflect any separate  account fees,  which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Diversified Income Series Service Class)]

Year-by-year total return (Delaware VIP Diversified Income Series Service Class)

-------------- ------------
         2004         2005
-------------- ------------
        7.85%       [   ]%
-------------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

----------------------- ---------------------------- -------------------------
                               Delaware VIP
                         Diversified Income Series        Lehman Brothers
                               Service Class            Aggregate Bond Index
----------------------- ---------------------------- -------------------------
1 year                             [   ]%                      [   ]%
----------------------- ---------------------------- -------------------------
Lifetime
(Inception 5/16/03)                [   ]%                      [   ]%
----------------------- ---------------------------- -------------------------

The Series'  returns  are  compared to the  performance  of the Lehman  Brothers
Aggregate  Bond Index.  The Lehman  Brothers  Aggregate  Bond Index measures the performance  of about 6,500 U.S.  corporate  and  government  bonds.  You should remember that unlike the Series,  the index is unmanaged and doesn't reflect the actual costs of operating a mutual  fund,  such as the costs of buying,  selling and holding securities.

*    The Lehman Brothers Aggregate Bond Index reports returns on a monthly basis as of the last day of the month.  This figure  reflects the return from May
     31, 2003 through December 31, 2005.

What are the Series' fees and expenses?
These  tables and example do not include  any fees or sales  charges  imposed by your variable contract. If they were included, your cost would be higher.

----------------------------------------- --------------------------------------------- ----------
Sales charges are fees paid directly      Maximum sales charge (load) imposed on
from your investments when you buy or     purchases as a percentage of offering price        none
sell shares of the Service Class.         --------------------------------------------- ----------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original
                                          purchase price or redemption price,
                                          whichever is lower                                 none
                                          --------------------------------------------- ----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                               none
                                          --------------------------------------------- ----------
                                          Redemption fees                                    none
                                          --------------------------------------------- ----------
                                          Exchange fees                                      none

----------------------------------------- --------------------------------------------- ----------
Annual Series operating expenses are
deducted from the Series' assets.         Management fees                                   0.65%
                                          --------------------------------------------- ----------
                                          Distribution and service (12b-1) fees(1)          0.30%
                                          --------------------------------------------- ----------
                                          Other expenses(2)                                [   ]%
                                          --------------------------------------------- ----------
                                          Total operating expenses                         [   ]%
                                          --------------------------------------------- ----------
                                          Fee waivers and payments (1,3)                   [   ]%
                                          --------------------------------------------- ----------
                                          Net expenses                                     [   ]%

----------------------------------------- --------------------------------------------- ----------
This example is intended to help you
compare the cost of investing in the
Series to the cost of investing in other
mutual funds with similar investment
objectives. We show the cumulative
amount of Series expenses on a
hypothetical investment of $10,000 with   1 year                                           $[   ]
an annual 5% return over the time         --------------------------------------------- ----------
shown.(4) This is an example only, and    3 years                                          $[   ]
does not represent future expenses,       --------------------------------------------- ----------
which may be greater or less than         5 years                                          $[   ]
those shown here.                         --------------------------------------------- ----------
                                          10 years                                         $[   ]

----------------------------------------- --------------------------------------------- ----------

(1)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through [date] to no more than 0.25% of average daily net assets.

(2)  Other expenses are based on estimated amounts for the current fiscal year.

(3)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
Delaware  VIP  Diversified  Income  Series is a type of  fixed-income  fund that invests in three distinct sectors of the  fixed-income  market as it pursues its investment  objective of seeking maximum  long-term total return consistent with reasonable risk. Certain economic and market events generally may have a greater impact on certain types of bonds. By spreading the portfolio  assets among three key types of bonds,  we strive to reduce the affect that such events  might have on the portfolio.  The foundation of our strategy is the belief that when one or more bond sectors are not  performing  well,  the others may continue to provide
high  income  and  appreciation  potential,   helping  to  support  the  Series'
performance.

Following  are the  three  key  sectors  we  focus  on,  as well as our  general investment approach in each sector:

o    In the Investment Grade Sector, we select U.S.  government and high-quality corporate  bonds  primarily  on the  basis of their  income  potential.  In periods of slower U.S.  economic  growth,  these bonds might also provide a stabilizing influence on the portfolio, which could enhance total return.

o    In the High Yield Sector,  we purchase U.S.  high-yield  corporate bonds to increase the portfolio's income potential. These bonds are of lower quality and  involve  the risk that the  issuing  companies  may not be able to pay interest or repay  principal.  However,  we carefully select the high-yield bonds for the portfolio  after  evaluating  both the company's  fundamental strength and the bond's liquidity.

o    In the International Sector, we select foreign bonds to add diversification to the portfolio.  Because  foreign markets are often affected by different economic  cycles than the U.S.,  foreign bonds may  experience  performance cycles that are  different  as well.  In  selecting  foreign  bonds for the portfolio,  we strive to manage the risk associated with foreign  investing through a thorough  analysis of the bond's issuer and the inflation  trends in the country where the bond is issued.

In determining  how much of the portfolio to allocate to each sector,  we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector.  Under normal  circumstances,  as little as 5% or as much as 50% of the Series'  assets may be invested in each of the High-Yield  Sector and  International  Sector.  Under normal  circumstances, there is no minimum or maximum  limit on the amount of the  Series'  assets that may be invested in the  Investment  Grade  Sector.  The Series'  investments  in emerging  markets  will be  limited  to no more  than 15% of the  Series'  total assets.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------------------------- ----------------------------------------------------------------
                       Securities                                                 How we use them
                                                                      Delaware VIP Diversified Income Series
--------------------------------------------------------- ----------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued by    The Series may invest up to 50% of net assets in high-yield
a corporation and rated lower than investment grade by    corporate bonds. Emphasis is typically on those rated BB or Ba
a nationally recognized statistical ratings               by an NRSRO.
organization (NRSRO) such as S&P or Moody's. High-yield
bonds are issued by corporations that have poor credit    We carefully evaluate an individual company's financial
quality and may have difficulty repaying principal and    situation, its management, the prospects for its industry and
interest.                                                 the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. The
                                                          Series may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

--------------------------------------------------------- ----------------------------------------------------------------
U.S. government securities: Direct U.S. obligations       The Series may invest without limit in direct U.S. government
including bills, notes, bonds as well as other debt       obligations.
securities issued by the U.S. Treasury or securities of
U.S. government agencies or instrumentalities which are
backed by the full faith and credit of the United
States.

--------------------------------------------------------- ----------------------------------------------------------------
Mortgage-backed securities: Fixed-income securities       We may invest in without limit in government-related
that represent pools of mortgages, with investors         mortgage-backed securities or fully collateralized privately
receiving principal and interest payments as the          issued mortgage-backed securities.
underlying mortgage loans are paid back. Many are
issued and guaranteed against default by the U.S.
government or its agencies or instrumentalities, such
as the Federal Home Loan Mortgage Corporation, Fannie
Mae and the Government National Mortgage Association.
Others are issued by private financial institutions,
with some fully collateralized by certificates issued
or guaranteed by the U.S. government or its agencies or
instrumentalities.

--------------------------------------------------------- ----------------------------------------------------------------
Collateralized Mortgage Obligations (CMOs) and Real       The Series may invest in CMOs and REMICs. Certain CMOs and
Estate Mortgage Investment Conduits (REMICs): CMOs are    REMICs may have variable or floating interest rates and others
privately issued mortgage-backed bonds whose underlying   may be stripped. Stripped mortgage securities are generally
value is the mortgages that are collected into            considered illiquid and to such extent, together with any
different pools according to their maturity. They are     other illiquid investments, will not exceed the Series' limit
issued by U.S. government agencies and private issuers.   on illiquid securities. In addition, subject to certain
REMICs are privately issued mortgage-backed bonds whose   quality and collateral limitations, the Fund may invest up to
underlying value is a fixed pool of mortgages secured     20% of its total assets in CMOs and REMICs issued by private
by an interest in real property. Like CMOs, REMICs        entities which are not collateralized by securities issued or
offer different pools.                                    guaranteed by the U.S. government, its agencies or
                                                          instrumentalities, so called non-agency mortgage backed
                                                          securities.

--------------------------------------------------------- ----------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by         We invest only in asset-backed securities rated in one of the
accounts receivables including home equity, automobile    four highest categories by an NRSRO.
or credit loans.

--------------------------------------------------------- ----------------------------------------------------------------
Investment grade corporate bonds: Debt obligations        The Series may invest without limit in investment grade
issued by a corporation rated in one of the four          corporate bonds.
highest categories by an NRSRO (or, if unrated, that we
believe are of equal quality). Debt securities within
the top three categories by an NRSRO comprise what are
known as high-grade bonds and are regarded as having a
strong ability to pay principal and interest.
Securities in the fourth category by an NRSRO are known
as medium-grade bonds and are regarded as having an
adequate capacity to pay principal and interest but
with greater vulnerability to adverse economic
conditions and speculative characteristics.

--------------------------------------------------------- ----------------------------------------------------------------
Foreign government securities and foreign corporate       We may invest in foreign government securities and primarily
bonds: Foreign government securities issued by foreign    focus on better quality bonds with investment-grade credit
governments or supranational entities. A supranational    ratings. The Series may also invest in securities issued by
entity is an entity established or financially            supranational entities, which are typically of higher quality.
supported by the national governments of one or more
countries. The International Bank for Reconstruction      We may invest in both rated and unrated foreign securities. We
and Development (more commonly known as the World Bank)   may invest both in investment grade securities and
is one example of a supranational entity.                 non-investment grade (i.e., those rated BB or lower by S&P or
                                                          Fitch, Ba or lower by Moody's, or similarly rated by another
Foreign corporate bonds are debt obligations issued by    NRSRO.)
a foreign corporation.
                                                          However, we will limit investment in foreign securities of issuers located in emerging or developing countries that are rated below investment grade to no more than 15% of the
                                                          Series' net assets.

--------------------------------------------------------- ----------------------------------------------------------------
Zero coupon bonds and payment-in-kind bonds: Zero         We may invest in zero coupon bonds and payment in kind bonds,
coupon securities are debt obligations which do not       though we do not expect this to be a significant component of
entitle the holder to any periodic payments of interest   our strategy. The market prices of these bonds are generally
prior to maturity or a specified date when the            more volatile than the market prices of securities that pay
securities begin paying current interest. Therefore,      interest periodically and are likely to react to changes in
they are issued and traded at a price lower than their    interest rates to a greater degree than interest-paying bonds
face amounts or par value. Payment-in-kind bonds pay      having similar maturities and credit quality. They may have
interest or dividends in the form of additional bonds     certain tax consequences which, under certain conditions,
or preferred stock.                                       could be adverse to the Series.

--------------------------------------------------------- ----------------------------------------------------------------
Options and futures: Options represent a right to buy     At times when we anticipate adverse conditions, we may want to
or sell a security or group of securities at an agreed    protect gains on securities without actually selling them. We
upon price at a future date. The purchaser of an option   might use options or futures to neutralize the effect of any
may or may not choose to go through with the              price declines, without selling the bond or bonds, or as a
transaction.                                              hedge against changes in interest rates.

Futures contracts are agreements for the purchase or      Use of these strategies can increase the operating costs of
sale of securities at a specified price, on a specified   the Series and can lead to loss of principal.
date. Unlike an option, a futures contract must be
executed unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.

--------------------------------------------------------- ----------------------------------------------------------------
Brady Bonds: These are debt securities issued under the   We may invest in Brady Bonds. We believe that the economic
framework of the Brady Plan, an initiative for debtor     reforms undertaken by countries in connection with the
nations to restructure their outstanding external         issuance of Brady Bonds makes the debt of countries that have
indebtedness (generally, commercial bank debt). Brady     issued Brady Bonds or those that have announced plans to issue
Bonds tend to be of lower quality and more speculative    them a viable opportunity for investment.
than securities of developed country issuers.

--------------------------------------------------------- ----------------------------------------------------------------
Foreign currency transactions: A forward contract         We may invest in securities issued in any currency and may
involves an obligation to purchase or sell a specific     hold foreign currency.
currency at a future date at a price set at the time of
the contract. Forward contracts are used to "lock-in"     Although the Series values its assets daily in terms of U.S.
the price of a security that will be purchased or sold,   dollars, we do not convert our holdings of foreign currencies
in terms of U.S. dollars or other currencies.             into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. We may conduct foreign currency
                                                          transactions on a cash basis at the spot rate prevailing in the foreign currency exchange market or through a forward
                                                          foreign currency contract or forward contract. The Series may use forward contracts for defensive hedging purposes to
                                                          attempt to protect the value of the Series' current security or currency holdings. It may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. The Series will not use forward contracts for speculative purposes.

                                                          These transactions may increase the Series' expenses.

--------------------------------------------------------- ----------------------------------------------------------------
American Depositary Receipts (ADRs), European             The Series may invest in sponsored and unsponsored ADRs.  Such
Depositary Receipts (EDRs), and Global Depositary         ADRs that the Fund may invest in will be those that are
Receipts (GDRs):  ADRs are receipts issued by a U.S.      actively traded in the United States.
depositary (usually a U.S. bank) and EDRs and GDRs are
receipts issued by a depositary outside of the U.S.       In conjunction with its investments in foreign securities, the
(usually a non-U.S. bank or trust company or a foreign    Series may also invest in sponsored and unsponsored EDRs and
branch of a U.S. bank).  Depositary receipts represent    GDRs.
an ownership interest in an underlying security that is
held by the depositary.  Generally, the underlying
security represented by an ADR is issued by a foreign
issuer and the underlying security represented by an
EDR or GDR may be issued by a foreign or U.S. issuer.
Sponsored depositary receipts are issued jointly by the
issuer of the underlying security and the depositary,
and unsponsored depositary receipts are issued by the
depositary without the participation of the issuer of
the underlying security.  Generally, the holder of the
depositary receipt is entitled to all payments of
interest, dividends or capital gains that are made on
the underlying security.

--------------------------------------------------------- ----------------------------------------------------------------
Short-Term Debt Investments: These instruments include    The Series may invest in these instruments either as a means
(1) time deposits, certificates of deposit and bankers    to achieve its investment objective or, more commonly, as
acceptances issued by a U.S. commercial bank; (2)         temporary defensive investments or pending investment in the
commercial paper of the highest quality rating; (3)       Series' principal investment securities.  When investing all
short-term debt obligations with the highest quality      or a significant portion of its assets in these instruments,
rating; (4) U.S. government securities; and (5)           the Series may not be able to achieve its investment objective.
repurchase agreements collateralized by those
instruments.

--------------------------------------------------------- ----------------------------------------------------------------
Time Deposits: Time deposits are non-negotiable           Time deposits maturing in more than seven days will not be
deposits maintained in a banking institution for a        purchased by the Series, and time deposits maturing from two
specified period of time at a stated interest rate.       business days through seven calendar days will not exceed 15%
                                                          of the total assets of the Series.

--------------------------------------------------------- ----------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,      Typically, we use repurchase agreements as a short-term
such as the Series, and a seller of securities in which   investment for the Series' cash position. In order to enter
the seller agrees to buy the securities back within a     into these repurchase agreements, the Series must have
specified time at the same price the buyer paid for       collateral of 102% of the repurchase price. The Series will
them, plus an amount equal to an agreed upon interest     only enter into repurchase agreements in which the collateral
rate. Repurchase agreements are often viewed as           is U.S. government securities.
equivalent to cash.

--------------------------------------------------------- ----------------------------------------------------------------
Restricted securities: Privately placed securities        We may invest in privately placed securities, including those
whose resale is restricted under securities law.          that are eligible for resale only among certain institutional buyers without registration which are commonly known as Rule
                                                          144A Securities. Restricted securities that are determined to be illiquid may not exceed the Series' 10% limit on illiquid securities, which is described below.

--------------------------------------------------------- ----------------------------------------------------------------
Interest rate swap, index swap and credit default swap    We may use interest rate swaps to adjust the Series'
agreements: In an interest rate swap, a Series receives   sensitivity to interest rates or to hedge against changes in
payments from another party based on a variable or        interest rates. Index swaps may be used to gain exposure to
floating interest rate, in return for making payments     markets that the Series invests in, such as the corporate bond
based on a fixed interest rate. An interest rate swap     market. We may also use index swaps as a substitute for
can also work in reverse with a Series receiving          futures or options contracts if such contracts are not
payments based on a fixed interest rate and making        directly available to the Series on favorable terms. We may
payments based on a variable or floating interest rate.   enter into credit default swaps in order to hedge against a
In an index swap, a Series receives gains or incurs       credit event, to enhance total return or to gain exposure to
losses based on the total return of a specified index,    certain securities or markets.
in exchange for making interest payments to another
party. An index swap can also work in reverse with a
fund receiving interest payments from another party in
exchange for movements in the total return of a
specified index. In a credit default swap, a Series may
transfer the financial risk of a credit event occurring
(a bond default, bankruptcy, restructuring, etc.) on a
particular security or basket of securities to another
party by paying that party a periodic premium;
likewise, a Series may assume the financial risk of a
credit event occurring on a particular security or
basket of securities in exchange for receiving premium
payments from another party. Interest rate swaps, index
swaps and credit default swaps may be considered to be
illiquid.

--------------------------------------------------------- ----------------------------------------------------------------
Illiquid securities: Securities that do not have a        We may invest up to 15% of net assets in illiquid securities,
ready market, and cannot be easily sold within seven      including repurchase agreements with maturities of over seven
days at approximately the price that a series has         days.
valued them.

--------------------------------------------------------- ----------------------------------------------------------------

The Series may also invest in other securities  including real estate investment trusts. Please see the Statement of Additional  Information (SAI) for additional descriptions of these securities as well as those listed in the table.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  these  securities,  the  Series  may be unable to  achieve  its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would  occur if,  for  example,  the  Series  bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in increased  transaction  costs for investors and may affect the Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Diversified Income Series.  Please see
the SAI for further  discussion  of these  risks and other  risks not  discussed here.

------------------------------------------------------------ -------------------------------------------------------------
                           Risks                                             How we strive to manage them
                                                                        Delaware VIP Diversified Income Series
------------------------------------------------------------ -------------------------------------------------------------
Market risk: The risk that all or a majority of the          We maintain a long-term investment approach and focus on
securities in a certain market--like the stock or bond       bonds that we believe will continue to pay interest
market--will decline in value because of factors such as     regardless of interim market fluctuations. We do not try to
economic conditions, future expectations or investor         predict overall bond market or interest rate movements and
confidence.                                                  generally do not trade for short-term purposes.

Index swaps are subject to the same market risks as the      In evaluating the use of an index swap, we carefully
investment market or sector that the index represents.       consider how market changes could affect the swap and how
Depending on the actual movements of the index and how       that compares to us investing directly in the market the
well the portfolio managers forecast those movements, a      swap is intended to represent.
series could experience a higher or lower return than
anticipated.

------------------------------------------------------------ -------------------------------------------------------------
Industry and security risk: The risk that the value of       We diversify the Series' assets across three distinct
securities in a particular industry or the value of an       sectors of the bond market and among a wide variety of
individual stock or bond will decline because of changing    individual issuers.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.

------------------------------------------------------------ -------------------------------------------------------------
Interest rate risk: The risk that securities will decrease   The Series is subject to interest rate risk. We cannot
in value if interest rates rise. The risk is greater for     eliminate that risk, but we do strive to manage it by
bonds with longer maturities than for those with shorter     monitoring economic conditions.
maturities.
                                                             We will not invest in swaps with maturities of more than
Swaps may be particularly sensitive to interest rate         two years. Each business day we will calculate the amount
changes. Depending on the actual movements of interest       the Series must pay for any swaps it holds and will
rates and how well the portfolio managers anticipate them,   segregate cash or other liquid securities to cover that
a series could experience a higher or lower return than      amount.
anticipated.

------------------------------------------------------------ -------------------------------------------------------------
Credit risk: The possibility that a bond's issuer (or an     Our careful, credit-oriented bond selection and our
entity that insures the bond) will not be able to make       commitment to hold a diversified selection of high-yield
timely payments of interest and principal.                   bonds are designed to manage this risk.

Investing in so-called "junk" or "high-yield" bonds          Our holdings of high quality investment grade bonds are
entails the risk of principal loss, which may be greater     less subject to credit risk and may help to balance any
than the risk involved in investment grade bonds.            credit problems experienced by individual high-yield bond
High-yield bonds are sometimes issued by companies whose     issuers or foreign issuers.
earnings at the time the bond is issued are less than the
projected debt payments on the bonds.                        When selecting dealers with whom we would make interest
                                                             rate or index swap agreements, we focus on those with high
Some analysts believe a protracted economic downturn would   quality ratings and do careful credit analysis before
severely disrupt the market for high-yield bonds,            investing.
adversely affect the value of outstanding bonds and
adversely affect the ability of high-yield issuers to
repay principal and interest. It is likely that protracted
periods of economic uncertainty would cause increased
volatility in the market prices of high-yield bonds, an
increase in the number of high-yield bond defaults and
corresponding volatility in a series' net asset value.

If there were a national credit crisis or an issuer were
to become insolvent, principal values could be adversely
affected.

------------------------------------------------------------ -------------------------------------------------------------
Futures and options risk: The possibility that a series      We will use options and futures for defensive purposes,
may experience a significant loss if it employs an option    such as to protect gains in the portfolio without actually
or futures strategy related to a security or a market        selling the security or to neutralize the impact of
index and that security or index moves in the opposite       interest rate changes. We will not use futures and options
direction from what the portfolio managers anticipated.      for speculative reasons or in an effort to enhance return.
Futures and options also involve additional expenses,
which could reduce any benefit or increase any loss to a
series using the strategy.

------------------------------------------------------------ -------------------------------------------------------------
Foreign risk: The risk that foreign securities may be        The Series will attempt to reduce foreign investing risks
adversely affected by political instability (including       through portfolio diversification, credit analysis and
governmental seizures or nationalization of assets),         attention to trends in the world economies, industries and
changes in currency exchange rates, foreign economic         financial markets.
conditions or inadequate regulatory and accounting
standards. Foreign markets may also be less efficient,       We carefully evaluate the political and economic situations
less liquid, have greater price volatility, less             in the countries where we invest and take these risks into
regulation and higher transaction costs than U.S. markets.   account before we select securities for the portfolio.
                                                             However, there is no way to eliminate foreign risks when
                                                             investing internationally.

------------------------------------------------------------ -------------------------------------------------------------
Foreign government securities risk: The ability of a         The Series attempts to reduce the risks associated with
foreign government or government related issuer to make      investing in foreign governments by limiting the portion of
timely and ultimate payments on its external debt            portfolio assets that may be invested in such securities.
obligations. This ability to make payments will be
strongly influenced by the issuer's balance of payments,
including export performance, its access to international
credits and investments, fluctuations in interest rates
and the extent of its foreign reserves.

------------------------------------------------------------ -------------------------------------------------------------
Currency risk: The risk that the value of an investment      We may try to hedge currency risk by purchasing foreign
may be negatively affected by changes in foreign currency    currency exchange contracts. By agreeing to purchase or
exchange rates. Adverse changes in exchange rates may        sell foreign securities at a pre-set price on a future
reduce or eliminate any gains produced by investments that   date, the Series strives to protect the value of the stock
are denominated in foreign currencies and may increase any   it owns from future changes in currency rates. We will use
losses.                                                      forward currency exchange contracts only for defensive
                                                             measures, not to enhance portfolio returns. However, there
In 1999 eleven European countries joined in European         is no assurance that a strategy such as this will be
Economic and Monetary Union (EMU), which established a       successful.
common currency for the participating countries.  This
currency is known as the "euro".  It has replaced legacy
currencies such as the French franc and the deutschemark,
which were converted to euros at fixed exchange rates.
The main initial consequence for investors is that this
has created a much bigger and more liquid bond and equity
market. This has eliminated currency risk within the euro
zone, but the risk that the euro will fluctuate versus
third currencies such as the U.S. dollar has not been
eliminated or reduced.  Within the euro zone, our view is
that the longer term risks are economic and political - a
single currency means a single monetary policy, which may
not suit an individual country at a particular time.
There are no explicit legal provisions for a country to
exit EMU; such an exit pre-supposes a strong political
demand for it, of which there is no sign at this point in
time.

------------------------------------------------------------ -------------------------------------------------------------
Emerging markets risk: The possibility that the risks        The Series may purchase securities of issuers in any
associated with international investing will be greater in   foreign country, developed and emerging. The Series cannot
emerging markets than in more developed foreign markets      eliminate these risks but will attempt to manage these
because, among other things, emerging markets may have       risks through portfolio diversification, credit analysis,
less stable political and economic environments. In          and attention to trends in the economy, industries and
addition, in many emerging markets, there is substantially   financial markets and other relevant factors.
less publicly available information about issuers and the
information available tends to be of a lesser quality.
Economic markets and structures tend to be less mature and
diverse and the securities markets which are subject to
less government regulation or supervision may also be
smaller, less liquid and subject to greater price
volatility.

------------------------------------------------------------ -------------------------------------------------------------
Liquidity risk: The possibility that securities cannot be    A less liquid secondary market may have an adverse effect
readily sold within seven days at approximately the price    on our ability to dispose of particular issues, when
that a series values them.                                   necessary, to meet the Series' liquidity needs or in
                                                             response to a specific event, such as the declining
The high-yield secondary market is particularly              creditworthiness of the issuer. In striving to manage this
susceptible to liquidity problems when the institutions,     risk, we evaluate the size of a bond issuance as a way to
such as mutual funds and certain financial institutions      anticipate its likely liquidity level.
that dominate it, temporarily stop buying bonds for
regulatory, financial or other reasons.                      We may invest only 10% of net assets in illiquid
                                                             securities, excluding Rule 144A securities described above.

------------------------------------------------------------ -------------------------------------------------------------
Derivatives Risk is the possibility that the Series may      We will use derivatives for defensive purposes, such as to
experience a significant loss if it employs a derivatives    protect gains or hedge against potential losses in the
strategy (including a strategy involving credit default      portfolio without actually selling a security, to
swaps) related to a security or a securities index and       neutralize the impact of interest rate changes, to affect
that security or index moves in the opposite direction       diversification or to earn additional income. We will not
from what the portfolio manager had anticipated. Another     use derivatives for reasons inconsistent with our
risk of derivative transactions is the creditworthiness of   investment objectives.
the counterparty because the transaction depends on the
willingness and ability of the counterparty to fulfill its
contractual obligations. Derivatives also involve
additional expenses, which could reduce any benefit or
increase any loss to a series from using the strategy.

------------------------------------------------------------ -------------------------------------------------------------
Valuation risk: When a less liquid secondary market as       We will strive to manage this risk by carefully evaluating
described above can make it more difficult for a series to   individual bonds and by limiting the amount of the
obtain precise valuations of the high-yield securities in    portfolio that can be allocated to privately placed
its portfolio. During periods of reduced liquidity,          high-yield securities.
judgment plays a greater role in valuing high-yield
securities.

------------------------------------------------------------ -------------------------------------------------------------
Legislative and regulatory risk: The United States           We monitor the status of regulatory and legislative
Congress has from time to time taken or considered           proposals to evaluate any possible effects they might have
legislative actions that could adversely affect the          on the Series' portfolio.
high-yield bond market. For example, Congressional
legislation has, with some exceptions, generally
prohibited federally insured savings and loan institutions
from investing in high-yield securities. Regulatory
actions have also affected the high-yield market. Similar
actions in the future could reduce liquidity for
high-yield issues, reduce the number of new high-yield
securities being issued and could make it more difficult
for a fund to attain its investment objective.
------------------------------------------------------------ -------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
Effective  September  1, 2004,  the Series is  managed  by  Delaware  Management
Company.  Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services.
For its services to the Series,  the Manager was paid [ ]% of average  daily net assets for the last fiscal year.

Prior to September 1, 2004, the Series was sub-advised by Delaware International
Advisers Ltd. ("DIAL") who managed the international sector of the portfolio and furnished  investment  recommendations,  asset allocation  advice,  research and other investment services regarding foreign securities.  For its services to the
Series,  DIAL was paid a portion of the  management  fee based on the portion of the foreign assets in the portfolio.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Timothy L. Rabe,  Paul Grillo and Philip R. Perkins have primary  responsibility for making day-to-day investment decisions for the Series. When making decisions for the Series,  Messrs. Rabe, Grillo and Perkins regularly consult with Ryan K.
Brist and Stephen R. Cianci.

Timothy L. Rabe
Senior Vice President/Senior Portfolio Manager
Mr.  Rabe  received  a  bachelor's  degree in  finance  from the  University  of
Illinois.  Prior  to  joining  Delaware  Investments  in  2000,  Mr.  Rabe was a high-yield  portfolio manager for Conseco Capital  Management.  Before that, Mr.
Rabe worked as a tax  analyst for The  Northern  Trust  Company.  Mr. Rabe has 9 years of investment company experience and is a CFA charterholder.

Paul Grillo
Senior Vice President/Senior Portfolio Manager
Mr.  Grillo  holds  a BA  in  Business  Management  from  North  Carolina  State
University and an MBA in Finance from Pace University. Prior to joining Delaware
Investments in 1993, Mr. Grillo served as mortgage  strategist and trader at the
Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr.
Grillo is a CFA charterholder.

Philip R. Perkins
Senior Vice President/Senior Portfolio Manager
Mr. Perkins holds a B.A. from the  University of Notre Dame. He joined  Delaware
Investments in June 2003 from Deutsche Bank A.G.,  where he served as a Managing
Director  in Global  Markets.  He was Chief  Operating  Officer  for the  Bank's
Emerging Markets Division,  based in London.  From 1998 to 2001, he was based in
Moscow and responsible for Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a Registered Broker dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

Ryan K. Brist
Executive Vice President/Managing Director - Fixed Income
Mr. Brist earned his bachelor's degree from Indiana University. Prior to joining
Delaware  Investments in August 2000, he served as a Senior Trader and Corporate
Specialist for Conseco Capital  Management's  fixed-income  group. He previously worked in oil/gas  investment  banking as an Analyst for Dean Witter Reynolds in
New York. He is a Chartered Financial Analyst.

Stephen R. Cianci
Senior Vice President/Senior Portfolio Manager
Mr. Cianci holds a BS and an MBA in Finance from Widener  University.  He joined
Delaware  Investments'  Fixed Income  Department in 1992 as an investment  grade
quantitative   research  analyst.  In  addition  to  his  quantitative  research responsibilities,  Mr. Cianci also served as a mortgage-backed  and asset-backed securities  analyst.  Mr.  Cianci is an Adjunct  Professor of Finance at Widener
University and a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the  Securities and Exchange  Commission  (SEC) that require  the  Board of  Trustees  overseeing  the  Series to be  comprised  of a majority of such  independent  trustees.  These  independent  fund Trustees,  in particular, are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

-------------------------------- ----------------------
                                    Service Class*
-------------------------------- ----------------------
Commission (%)                             -
-------------------------------- ----------------------
12b-1 Fee to Dealer                      0.30%
-------------------------------- ----------------------

*    Pursuant to the Series' 12b-1 Plan, your variable  contract  salesperson is eligible  to  receive up to 0.30%  12b-1 fee  applicable  to Service  Class shares.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%, however  the  Distributor  has  contracted  to limit  this  amount to 0.25%
     through [date].

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series  share.  This  information  has been audited by [ ], whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- ----------------------------------------
Delaware VIP Diversified Income Series                   Service Class
-------------------------------------------- ----------------------------------------
                                               Year ended 12/31          5/16/03(1)
                                                                          to
                                                                         12/31/03
-------------------------------------------- ------------------------- -------------
                                                  2005           2004
-------------------------------------------- ---------- -------------- -------------

Net asset value, beginning of period                           $8.930        $8.500

Income from investment operations:
Net investment income(2)                                        0.326         0.216
Net realized and unrealized gain on
   investments and foreign currencies                           0.373         0.214
                                                              -------       -------
Total from investment operations                                0.699         0.430
                                                              -------       -------

Less dividends and distributions from:
Net investment income                                          (0.219)          ---
                                                              -------       -------
Total dividends and distributions                              (0.219)          ---
                                                              -------       -------

Net asset value, end of period                                 $9.410        $8.930
                                                              =======       =======

Total return(3)                                                  7.85%         5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $47,417          $---
Ratio of expenses to average net assets                          1.05%         1.05%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                      1.28%         1.89%
Ratio of net investment income to
   average net assets                                            3.57%         4.18%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                                  3.34%         3.34%
Portfolio turnover                                                493%          521%
-------------------------------------------- ---------- -------------- -------------

(1)  Commencement  of  operations;  ratios  and  portfolio  turnover  have  been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor.  Performance would have been lower had the expense limitation not been in effect.

Delaware VIP Diversified Income Series

Additional  information  about the Series'  investments will be available in the
Series' annual and  semiannual  reports to  shareholders.  In the Series' annual report  you will find a  discussion  of the  market  conditions  and  investment strategies that significantly  affected the Series'  performance during the last fiscal period.  You can find more detailed  information  about the Series in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally  a part of this  Prospectus.  You may  obtain a free  copy of the SAI by writing  to us at 2005  Market  Street,  Philadelphia,  PA  19103-7094,  or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Diversified Income Series
(Service Class)                                           246493555

                               DELAWARE VIP TRUST
                         Delaware VIP Global Bond Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This  Prospectus  offers the Delaware  VIP Global Bond Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                           page
Delaware VIP Global Bond Series

How we manage the Series                                           page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                             page
Investment manager
Portfolio manager
Who's who?

Important information about the Series                             page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                               page

Overview:  Delaware VIP Global Bond Series

What is the Series' goal?
Delaware  VIP  Global  Bond  Series  seeks  current   income   consistent   with
preservation of principal.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? The Series invests primarily in fixed-income  securities  that  may  also  provide  the  potential  for  capital appreciation.  The Series is a global  fund.  Under  normal  circumstances,  the
Series will invest at least 80% of its net assets in debt  obligations (the "80%
policy).

In selecting investments for the Series:

o    We strive to identify  fixed-income  securities  that  provide  high income potential.

o    We  consider  the  value  of  anticipated  future  interest  and  principal payments,  taking into  consideration what we anticipate the inflation rate in that  country  will be in  order  to  compare  the  value  of  different fixed-income securities,  even those issued in different countries. We then estimate what we think the value of those anticipated future payments would be worth if they  were  being  paid  today.  We  believe  this  gives us an estimate of a bond's true value.

o    We generally prefer to purchase  securities in countries where the currency is  undervalued or fair-valued  compared to other  countries  because these securities  may offer  greater  return  potential.  We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series'
portfolio.  These  fluctuations  can be even  more  pronounced  for  funds  like
Delaware VIP Global Bond Series,  which generally invests  throughout the world.
The  Series'  investments  normally  decrease  when there are  declines  in bond prices,  which can be caused by a drop in the bond market,  an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because
the  Series  invests  in  international   securities  in  both  established  and
developing  countries,  it will be affected by  international  investment  risks related to currency valuations, political instability,  economic instability, or lax accounting and  regulatory  standards.  The Series may invest in high-yield, high risk  foreign  fixed-income  securities,  which are subject to  substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

The Series is  considered  "non-diversified"  under  federal laws and rules that regulate  mutual funds.  This means that the Series may allocate more of its net assets to investments in single  securities  than a  "diversified"  fund.  Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking  for a portfolio  that  includes  both U.S.  and foreign fixed-income securities.
o    Investors seeking a measure of capital appreciation.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors  who are  unwilling  to  accept  risks of  investing  in  foreign fixed-income securities.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware  VIP Global Bond Series  Standard  Class.  We show returns for the past nine calendar  years,  as well as average  annual returns for one and five years and since inception.  The Series' past performance does not necessarily indicate how it will  perform in the future.  The returns  reflect  applicable  voluntary expense and  contractual  caps. The returns would be lower without the voluntary and contractual caps. Moreover,  the performance  presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Global Bond Series Standard Class)]

Year-by-year total return (Delaware VIP Global Bond Series Standard Class)

------ ------ ------- ------ ------- ------- ------- ------- --------
 1997   1998    1999   2000    2001    2002    2003    2004     2005
------ ------ ------- ------ ------- ------- ------- ------- --------
0.88%  7.82%  -3.60%  0.86%  -0.48%  25.09%  20.36%  13.00%  [    ]%
------ ------ ------- ------ ------- ------- ------- ------- --------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

------------------ ---------------------------- --------------------------------
                          Delaware VIP                     Citigroup
                       Global Bond Series               World Government
                         Standard Class                    Bond Index
------------------ ---------------------------- --------------------------------
1 year                        [ ]%                            [ ]%
------------------ ---------------------------- --------------------------------
5 years                       [ ]%                            [ ]%
------------------ ---------------------------- --------------------------------
Lifetime
(Inception 5/2/96)            [ ]%                           [ ]%*
------------------ ---------------------------- --------------------------------

The Series'  returns are  compared to the  performance  of the  Citigroup  World
Government  Bond  Index.   The  Citigroup  World  Government  Bond  Index  is  a
market-capitalization  weighted  benchmark that tracks the performance of the 18 government  bond  markets  of  Australia,  Austria,  Belgium,  Canada,  Denmark,
Finland,  France,  Germany,  Greece,  Ireland,  Italy,  Japan,  the Netherlands,
Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United
States.  You should remember that unlike the Series,  the index is unmanaged and doesn't  reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

*    The Citigroup  World  Government  Bond Index  reports  returns on a monthly basis as of the last day of the month. This figure reflects the return from
     May 31, 1996 through December 31, 2005.

What are the Series' fees and expenses? (1)

----------------------------------------- ----------------------------------------------- -----------
You do not pay sales charges directly     Maximum sales charge (load) imposed on                none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Standard Class.        ----------------------------------------------- -----------
                                          Maximum contingent deferred sales charge (load)       none
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower
                                          ----------------------------------------------- -----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                  none
                                          ----------------------------------------------- -----------
                                          Redemption fees                                       none
                                          ----------------------------------------------- -----------
                                          Exchange fees                                         none
                                          ----------------------------------------------- -----------

----------------------------------------- ----------------------------------------------- -----------
Annual Series operating expenses are      Management fees                                      0.75%
deducted from the Series' assets.         ----------------------------------------------- -----------
                                          Distribution and service (12b-1) fees                 none
                                          ----------------------------------------------- -----------
                                          Other expenses                                      [   ]%
                                          ----------------------------------------------- -----------
                                          Total operating expenses                            [   ]%
                                          ----------------------------------------------- -----------
                                          Fee waivers and payments(2)                         [   ]%
                                          ----------------------------------------------- -----------
                                          Net expenses                                        [   ]%
----------------------------------------- ----------------------------------------------- -----------
This example is intended to help you      1 year                                             $[   ]
compare the cost of investing in the      ----------------------------------------------- -----------
Series to the cost of investing in        3 years                                            $[   ]
other mutual funds with similar           ----------------------------------------------- -----------
investment objectives. We show the        5 years                                            $[   ]
cumulative amount of Series expenses      ----------------------------------------------- -----------
on a hypothetical investment of           10 years                                           $[   ]
$10,000 with an annual 5% return
over the time shown.(3) This is an
example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
----------------------------------------- ----------------------------------------------- -----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through [date] in order to prevent total operating expenses  (excluding any
     12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
Delaware  VIP Global  Bond  Series  seeks  current  income  consistent  with the preservation of principal. We invest primarily in debt obligations that may also provide the potential for capital appreciation.

 We may invest in:

o    foreign and U.S. government securities;

o    debt obligations of foreign and U.S. companies;

o    debt securities of supranational entities;

o    securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more  speculative  than securities of developed country issuers; and

o    zero-coupon bonds.

While the Series may  purchase  securities  of issuers in any  foreign  country, developed or emerging, we currently anticipate investing in Australia,  Austria,
Belgium,  Canada,  Finland,  France,  Germany,  Italy,  Japan,  the Netherlands,
Poland,  Portugal,  the  United  Kingdom  and  the  United  States.  This  is  a
representative list; we may also invest in other countries. More than 25% of the
Series' total assets may be invested in the securities of issuers located in the same country.

Generally,  the value of  fixed-income  securities  rises  when  interest  rates decline and declines when interest rates rise.  The value of your  investment in the Series will be affected by changes in interest  rates. We generally keep the average  weighted  maturity  of the  portfolio  in the  five-to-ten  year range.
However,  if we anticipate a declining interest rate environment,  we may extend the average weighted maturity past ten years, or, if we anticipate a rising rate environment,  we may  shorten the  average  weighted  maturity to less than five years.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

---------------------------------------- ----------------------------------
              Securities                          How we use them
                                          Delaware VIP Global Bond Series
---------------------------------------- ----------------------------------
Corporate bonds: Debt obligations        The Series may invest in
issued by U.S. or foreign corporations.  corporate bonds, generally those rated A or better by S&P or
                                         Moody's or if unrated,
                                         determined to be of comparable
                                         quality. The Series may also
                                         invest in high-yield, high risk
                                         emerging markets corporate bonds.
---------------------------------------- ----------------------------------
Foreign government securities: Debt      The Series will generally invest
obligations issued by a government       in securities issued by foreign
other than the United States or by an    governments, their agencies,
agency, instrumentality or political     instrumentalities or political
subdivision of such governments.         subdivisions that are rated AAA
                                         or AA by S&P or Aaa or Aa by
                                         Moody's or, if unrated,
                                         considered to be of comparable
                                         quality.  We may invest a
                                         portion of the Series' assets in
                                         foreign governmental securities
                                         issued by emerging countries,
                                         which may be lower rated,
                                         including securities rated below
                                         investment grade.
---------------------------------------- ----------------------------------
U.S. government securities: Securities   The Series may invest a
issued or guaranteed by the U.S.         significant portion of its
government or issued by an agency or     assets in U.S. government
instrumentality of the U.S. government.  securities.  It will invest only in U.S. government obligations,
                                         including bills, notes and bonds
                                         that are issued or guaranteed as
                                         to the payment of principal and
                                         interest by the U.S. government
                                         and securities of U.S.
                                         government agencies or
                                         instrumentalities that are
                                         backed by the full faith and
                                         credit of the United States.
---------------------------------------- ----------------------------------
Investment company securities: In some   The Series may hold closed-end
countries, investments by U.S. mutual    investment company securities.
funds are generally made by purchasing   The Series may hold investment
shares of investment companies that in   company securities if we believe
turn invest in the securities of such    the country offers good
countries.                               investment opportunities. These
                                         investments involve an indirect
                                         payment of a portion of the
                                         expenses of the other investment
                                         companies, including their
                                         advisory fees.
---------------------------------------- ----------------------------------
Foreign currency transactions: A         The Series may invest in
forward foreign currency exchange        securities issued in any
contract involves an obligation to       currency and hold foreign
purchase or sell a specific currency     currency.  Securities of issuers
on a fixed future date at a price that   within a given country may be
is set at the time of the contract.      denominated in the currency of
The future date may be any number of     another country or in
days from the date of the contract as    multinational currency units
agreed by the parties involved.          such as the euro.

                                         Although the Series values its
                                         assets daily in U.S. dollars, it
                                         does not intend to convert its
                                         holdings of foreign currencies
                                         into U.S. dollars on a daily
                                         basis.  The Series will,
                                         however, from time to time,
                                         purchase or sell foreign
                                         currencies and/or engage in
                                         forward foreign currency
                                         exchange transactions.  The
                                         Series may conduct its foreign
                                         currency transactions on a cash
                                         basis at the rate prevailing in
                                         the foreign currency exchange
                                         market or through a forward
                                         foreign currency exchange
                                         contract or forward contract.

                                         The Series may use forward
                                         contracts for defensive hedging
                                         purposes to attempt to protect
                                         the value of the Series' current
                                         security or currency holdings.
                                         It may also use forward
                                         contracts if it has agreed to
                                         sell a security and wants to
                                         "lock-in" the price of that
                                         security, in terms of U.S.
                                         dollars.  Investors should be
                                         aware of the costs of currency
                                         conversion. The Series will not
                                         use forward contracts for
                                         speculative purposes.
---------------------------------------- ----------------------------------
Supranational entities: Debt             The Series may invest may invest
securities of supranational entities     a significant portion of its
may be denominated in any currency.      assets in debt securities of
These securities are typically of        supranational entities.
high-grade quality. A supranational
entity is an entity established or
financially supported by the national
governments of one or more countries
to promote reconstruction or
development. The International Bank
for Reconstruction and Development
(more commonly known as the World
Bank) would be one example of a
supranational entity.
---------------------------------------- ----------------------------------
Zero coupon bonds:  Zero coupon bonds    The Series may invest in zero
are debt obligations that do not         coupon bonds.
entitle the holder to any periodic
payments of interest before maturity
or a specified date when the
securities begin paying current
interest. Therefore, they are issued
and traded at a discount from their
face amounts or par value. The market
prices of zero coupon bonds are
generally more volatile than the
market prices of securities that pay
interest periodically and are likely
to respond to changes in interest
rates to a greater degree than do
non-zero coupon securities having
similar maturities and credit quality.
---------------------------------------- ----------------------------------
Brady Bonds:  These are debt             The Series may invest in Brady
securities issued under the framework    Bonds.  We believe that the
of the Brady Plan, an initiative for     economic reforms undertaken by
debtor nations to restructure their      countries in connection with the
outstanding external indebtedness        issuance of Brady Bonds can make
(generally, commercial bank debt).       the debt of countries that have
Brady Bonds tend to be of lower          issued or have announced plans
quality and more speculative than        to issue these bonds a viable
securities of developed country          opportunity for investment.
issuers.
---------------------------------------- ----------------------------------
High-yield, high risk fixed-income       The Series may invest a portion
securities: Securities that are rated    of its assets in these
lower than BBB by S&P or Baa by          securities.
Moody's, or if unrated, of comparable
quality. These securities may be
issued by companies or governments of
emerging or developing countries,
which may be less creditworthy. The
risk that these companies or
governments may not be able to make
interest or principal payments is
substantial.
---------------------------------------- ----------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer, such as the Series,     agreements as a short-term
and a seller of securities in which      investment for the Series' cash
the seller agrees to buy the             position.  In order to enter
securities back within a specified       into these repurchase
time at the same price the buyer paid    agreements, the Series must have
for them, plus an amount equal to an     collateral of 102% of the
agreed upon interest rate. Repurchase    repurchase price. The Series may
agreements are often viewed as           enter into repurchase agreements
equivalent to cash.                      in which the collateral is any
                                         security in which it may invest,
                                         but normally uses U.S.
                                         government securities as
                                         collateral.
---------------------------------------- ----------------------------------
Restricted securities: Privately         We may invest in privately
placed securities whose resale is        placed securities, including
restricted under securities law.         those that are eligible for
                                         resale only among certain
                                         institutional buyers without
                                         registration which are commonly
                                         known as Rule 144A Securities.
                                         Restricted securities that are
                                         determined to be illiquid may
                                         not exceed the Series' 10% limit
                                         on illiquid securities, which is
                                         described below.
---------------------------------------- ----------------------------------
Illiquid securities: Securities that     We may invest up to 10% of net
do not have a ready market, and cannot   assets in illiquid securities,
be easily sold within seven days at      including repurchase agreements
approximately the price that a series    with maturities of over seven
has valued them.                         days.
---------------------------------------- ----------------------------------
Credit default swap agreements: In a     We may enter into credit default
credit default swap, a Series may        swaps in order to hedge against
transfer the financial risk of a         a credit event, to enhance total
credit event occurring (a bond           return or to gain exposure to
default, bankruptcy, restructuring,      certain securities or markets.
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, a Series may assume
the financial risk of a credit event
occurring on a particular security or
basket of securities in exchange for
receiving premium payments from
another party. Credit default swaps
may be considered to be illiquid.
---------------------------------------- ----------------------------------

The Series may also invest in other securities  including  futures contracts and options  and  interest  rate  swaps.  Please  see the  Statement  of  Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending  securities  The Series  may loan up to 25% of its  assets to  qualified broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These  transactions,  if any,  may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Global Bond Series. Please see the SAI
for further discussion of these risks and other risks not discussed here.

---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP Global Bond Series
---------------------------------------- ----------------------------------
Market risk: The risk that all or a      We maintain a long-term
majority of the securities in a          investment approach and focus on
certain market--like the stock or bond   stocks we believe can appreciate
market--will decline in value because    over an extended time frame
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. In deciding what
investor confidence.                     portion of the Series' portfolio
                                         should be invested in any
                                         individual country, we evaluate
                                         a variety of factors, including
                                         opportunities and risks relative
                                         to other countries. As part of
                                         the Series' principal investment
                                         strategy, the Series may invest
                                         in securities that generally
                                         have relatively less market risk.
---------------------------------------- ----------------------------------
Industry and security risk: The risk     We typically hold a number of
that the value of securities in a        different securities in a
particular industry or the value of an   variety of sectors in order to
individual stock or bond will decline    minimize the impact that a
because of changing expectations for     poorly performing security would
the performance of that industry or      have on the Series.  This risk
for the individual company issuing the   is more significant for the
stock or bond.                           Series, which is a
                                         non-diversified fund.
---------------------------------------- ----------------------------------
Interest rate risk: The risk that        Interest rate risk is a
securities, particularly bonds with      significant risk for the
longer maturities, will decrease in      Series.  In an attempt to manage
value if interest rates rise.            interest rate risk, we adjust
                                         the Series' average weighted
                                         maturity based on our view of
                                         interest rates.  The Series'
                                         average weighted maturity will
                                         generally be in the five-to-ten
                                         year range.  When we anticipate
                                         that interest rates will
                                         decline, we may extend the
                                         average maturity beyond ten
                                         years and when we anticipate
                                         that interest rates will rise,
                                         we may shorten the average
                                         maturity to less than five years.
---------------------------------------- ----------------------------------
Currency risk: The risk that the value   The Series may try to hedge its
of an investment may be negatively       currency risk by purchasing
affected by changes in foreign           foreign currency exchange
currency exchange rates. Adverse         contracts.  If the Series agrees
changes in exchange rates may reduce     to purchase or sell foreign
or eliminate any gains produced by       securities at a pre-set price on
investments that are denominated in      a future date, the Series
foreign currencies and may increase      attempts to protect the value of
any losses.                              a security it owns from future
                                         changes in currency rates.  If
In 1999 eleven European countries        the Series has agreed to
joined in European Economic and          purchase or sell a security, it
Monetary Union (EMU), which              may also use foreign currency
established a common currency for the    exchange contracts to  "lock-in"
participating countries.  This           the security's price in terms of
currency is known as the "euro".  It     U.S. dollars or another
has replaced legacy currencies such as   applicable currency.  The Series
the French franc and the deutschemark,   may use forward currency
which were converted to euros at fixed   exchange contracts only for
exchange rates.  The main initial        defensive or protective
consequence for investors is that this   measures, not to enhance
has created a much bigger and more       portfolio returns. However,
liquid bond and equity market. This      there is no assurance that such
has eliminated currency risk within      a strategy will be successful.
the euro zone, but the risk that the
euro will fluctuate versus third
currencies such as the U.S. dollar has
not been eliminated or reduced.
Within the euro zone, our view is that
the longer term risks are economic and
political - a single currency means a
single monetary policy, which may not
suit an individual country at a
particular time.  There are no
explicit legal provisions for a
country to exit EMU; such an exit
pre-supposes a strong political demand
for it, of which there is no sign at
this point in time.
---------------------------------------- ----------------------------------
Political risk: The risk that            We evaluate the political
countries or the entire region where     situations in the countries
we invest may experience political       where we invest and take into
instability. This may cause greater      account any potential risks
fluctuation in the value and liquidity   before we select securities for
of our investments due to changes in     the portfolio.  However, there
currency exchange rates, governmental    is no way to eliminate political
seizures or nationalization of assets.   risk when investing
                                         internationally.
---------------------------------------- ----------------------------------
Emerging markets risk: The possibility   Striving to manage this risk,
that the risks associated with           the portfolio managers carefully
international investing will be          screen securities within
greater in emerging markets than in      emerging markets and attempt to
more developed foreign markets           consider material risks
because, among other things, emerging    associated with an individual
markets may have less stable political   company or bond issuer.  We
and economic environments.               cannot eliminate emerging market
                                         risk and consequently encourage
                                         shareholders to invest in the
                                         Series only if they have a
                                         long-term time horizon, over
                                         which the potential of
                                         individual securities is more
                                         likely to be realized.
---------------------------------------- ----------------------------------
Inefficient market risk: The risk that   The Series will attempt to
foreign markets may be less liquid,      reduce these risks by investing
have greater price volatility, less      in a number of different
regulation and higher transaction        countries, and noting trends in
costs than U.S. markets.                 the economy, industries and
                                         financial markets.

                                         The Series will also perform
                                         credit analysis in an attempt to
                                         reduce these risks.
---------------------------------------- ----------------------------------
Information risk: The risk that          We conduct fundamental research
foreign companies may be subject to      on the companies we invest in
different accounting, auditing and       rather than relying solely on
financial reporting standards than       information available through
U.S. companies.  There may be less       financial reporting.  We believe
information available about foreign      this will help us to better
issuers than domestic issuers.           uncover any potential weaknesses
Furthermore, regulatory oversight of     in individual companies.
foreign issuers may be less stringent
or less consistently applied than in
the United States.
---------------------------------------- ----------------------------------
Non-diversified funds risk: The risk     The Series is a non-diversified
that non-diversified investment          fund as defined by the
companies have the flexibility to        Investment Company Act of 1940.
invest as much as 50% of their assets    Nevertheless, we typically hold
in as few as two issuers with no         securities from a variety of
single issuer accounting for more than   different issuers, representing
25% of the portfolio.  The remaining     a number of different
50% of the portfolio must be             countries.  We also perform
diversified so that no more than 5% of   extensive analysis on all
a fund's assets is invested in the       securities, particularly those
securities of a single issuer.           that represent a larger
Because a non-diversified fund may       percentage of portfolio assets.
invest its assets in fewer issuers,
the value of series shares may
increase or decrease more rapidly than
if the series were fully diversified.
---------------------------------------- ----------------------------------
Foreign government and supranational     The Series will attempt to limit
securities risk: Relates to the          this risk by performing credit
ability of a foreign government or       analysis on the issuer of each
government related issuer to make        security purchased.
timely payments on its external debt
obligations.                             The Series attempts to reduce
                                         the risks associated with
                                         investing in foreign governments
                                         by focusing on bonds rated
                                         within the two highest rating
                                         categories.
---------------------------------------- ----------------------------------
Credit risk of high-yield, high risk     The Series may invest a portion
fixed-income securities: The risk that   of its assets in these
securities rated lower than BBB by S&P   securities. We intend to limit
and Baa by Moody's are considered to     our investment in any single
be of poor standing and predominantly    lower rated bond, which can help
speculative as to the issuer's ability   to reduce the effect of an
to repay interest and principal.         individual default on the
                                         Series.  We also intend to limit
These bonds are often issued by less     our overall holdings of bonds in
creditworthy companies or by highly      this category.  Such limitations
leveraged (indebted) firms, which are    may not protect the Series from
generally less able than more            widespread bond defaults brought
financially stable firms to make         about by a sustained economic
scheduled payments of interest and       downturn or from price declines
principal.  The risks posed by bonds     that might result from changes
issued under such circumstances are      in the quality ratings of
substantial.                             individual bonds.

If there were a national credit
crisis or an issuer were to become
insolvent, principal values could be
adversely affected.
---------------------------------------- ----------------------------------
Transaction costs risk:  Costs of        We strive to monitor transaction
buying, selling and holding foreign      costs and to choose an efficient
securities, including brokerage, tax     trading strategy for the Series.
and custody costs, may be higher than
those involved in domestic
transactions.

---------------------------------------- ----------------------------------
Derivatives Risk is the possibility     We will use derivatives for
that the Series may experience a        defensive purposes, such as to
significant loss if it employs a        protect gains or hedge against
derivatives strategy (including a       potential losses in the portfolio
strategy involving credit default       without actually selling a
swaps) related to a security or a       security, to neutralize the
securities index and that security or   impact of interest rate changes,
index moves in the opposite direction   to affect diversification or to
from what the portfolio manager had     earn additional income. We will
anticipated. Another risk of            not use derivatives for reasons
derivative transactions is the          inconsistent with our investment
creditworthiness of the counterparty    objectives.
because the transaction depends on the
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager is paid an annual fee as follows:

-------------------- -------------------------------------
                     0.75% on first $500 million
As a percentage of   0.70% on next $500 million
average daily net    0.65% on next $1,500 million
assets               0.60% on assets in excess of $2,500
                     million
-------------------- -------------------------------------

Prior to  September  24,  2004,  Delaware  International  Advisers  Ltd. was the
investment advisor for the Series. The aggregate advisory fee paid by the Series for the last fiscal year was 0.75%.

Portfolio manager
Phillip  R.  Perkins  has  primary  responsibility  for  making  the  day-to-day investment decisions for the Series. Mr. Perkins assumed  responsibility for the
Series on September 24, 2004.

Philip R. Perkins, Senior Vice President/Senior  Portfolio Manager, holds a B.A.
from the University of Notre Dame. He joined  Delaware  Investments in June 2003 from  Deutsche  Bank  A.G.,  where he served as a  Managing  Director  in Global
Markets.  He was  Chief  Operating  Officer  for  the  Bank's  Emerging  Markets
Division,  based in  London.  From  1998 to 2001,  he was  based in  Moscow  and responsible for the Bank's Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a registered broker dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the Board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers "for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive up to 0.25%
     fee  applicable to Standard  Class shares.  The  Distributor  may make such payments out of its own resources to life  companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds

The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series  share.  This  information  has been audited by [ ], whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Global Bond Series                                    Standard Class
                                                                  Year Ended 12/31
                                      2005           2004         2003       2002    2001(1)       2000

Net asset value, beginning of period              $13.940      $11.770     $9.470     $9.730     $9.730

Income (loss) from investment
operations:
Net investment income(2)                            0.316        0.356      0.404      0.411      0.534
Net realized and unrealized gain
 (loss) on investments and foreign
 currencies                                         1.262        2.005      1.957     (0.464)    (0.453)
                                                   ------       ------     ------    -------    -------
Total from investment operations                    1.578        2.361      2.361     (0.053)     0.081
                                                   ------       ------     ------    -------    -------
Less dividends and distributions
from:
Net investment income                              (1.692)      (0.191)    (0.061)    (0.207)    (0.081)

Net realized gain on investments                   (0.266)        ----       ----       ----       ----
                                                   ------       ------     ------    -------    -------
Total dividends and distributions                  (1.958)      (0.191)    (0.061)    (0.207)    (0.081)
                                                   ------       ------     ------    -------    -------
Net asset value, end of period                    $13.560      $13.940    $11.770     $9.470     $9.730
                                                   ======       ======     ======    =======    =======
Total return(3)                                     13.00%       20.36%     25.09%     (0.48%)     0.86%

Ratios and supplemental data:
Net assets, end of period (000
 omitted)                                         $86,372     $105,463    $91,945    $17,012    $16,463
Ratio of expenses to average net
 assets                                              0.93%        0.87%      0.81%      0.85%      0.85%
Ratio of expenses to average net
 assets prior to expense limitation
 and expenses paid indirectly                        0.93%        0.91%      0.81%      1.11%      0.95%
Ratio of net investment income to
 average net assets                                  2.52%        2.81%      3.76%      4.34%      5.75%
Ratio of net investment income to
 average net assets prior to expense
 limitation and expenses paid
 indirectly                                          2.52%        2.77%      3.76%      4.08%      5.65%
Portfolio turnover                                    117%         111%        49%        51%        39%

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended  December  31, 2001 was a decrease in net investment  income per share of $0.057,  an increase in net realized and unrealized  gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios  for  periods  prior to January  1, 2001 have not been  restated  to reflect this change in accounting.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware VIP Global Bond Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP Global Bond Series
(Standard Class)                                          246493852

                               DELAWARE VIP TRUST
                         Delaware VIP Global Bond Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This  Prospectus  offers the Delaware  VIP Global Bond Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                     page
Delaware VIP Global Bond Series

How we manage the Series                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                       page
Investment manager
Portfolio manager
Who's who?

Important information about the Series                       page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                         page

Overview: Delaware VIP Global Bond Series

What is the Series' goal?
Delaware  VIP  Global  Bond  Series  seeks  current   income   consistent   with
preservation of principal.  Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment strategies? The Series invests primarily in fixed-income  securities  that  may  also  provide  the  potential  for  capital appreciation.  The Series is a global  fund.  Under  normal  circumstances,  the
Series  will  invest at least 80% of net  assets in debt  obligations  (the "80%
policy").

In selecting investments for the Series:

o    We strive to identify  fixed-income  securities  that  provide  high income potential.

o    We  consider  the  value  of  anticipated  future  interest  and  principal payments,  taking into  consideration what we anticipate the inflation rate in that  country  will be in  order  to  compare  the  value  of  different fixed-income securities,  even those issued in different countries. We then estimate what we think the value of those anticipated future payments would be worth if they  were  being  paid  today.  We  believe  this  gives us an estimate of a bond's true value.

o    We generally prefer to purchase  securities in countries where the currency is  undervalued or fair-valued  compared to other  countries  because these securities  may offer  greater  return  potential.  We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities held in the Series'
portfolio.  These  fluctuations  can be even  more  pronounced  for  funds  like
Delaware VIP Global Bond Series,  which generally invests  throughout the world.
The  Series'  investments  normally  decrease  when there are  declines  in bond prices,  which can be caused by a drop in the bond market,  an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the  Series  primarily  invests  in debt  obligations  in both  established  and developing  countries,  it will be affected by  international  investment  risks related to currency valuations, political instability,  economic instability, or lax accounting and  regulatory  standards.  The Series may invest in high-yield, high risk  foreign  fixed-income  securities,  which are subject to  substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

The Series is  considered  "non-diversified"  under  federal laws and rules that regulate  mutual funds.  This means that the Series may allocate more of its net assets to investments in single  securities  than a  "diversified"  fund.  Thus, adverse  effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risks.

For a more complete  discussion of risk,  please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking  for a portfolio  that  includes  both U.S.  and foreign fixed-income securities.
o    Investors seeking a measure of capital appreciation.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors  who are  unwilling  to  accept  risks of  investing  in  foreign fixed-income securities.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Global Bond Series Service Class. We show returns for the past five calendar  years,  as well as  average  annual  returns  for one year  and  since inception.  The Series' past  performance  does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.  The returns would be lower  without the expense  caps.  Please see footnotes 2 and 3 on page [ ] for additional information about the expense caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Global Bond Series Service Class)]

Year-by-year total return (Delaware VIP Global Bond Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
       -0.70%       25.04%       20.04%      12.69%       [   ]%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

---------------------- ----------------------- ------------------------------
                            Delaware VIP         Citigroup World Government
                         Global Bond Series
                            Service Class                Bond Index
---------------------- ----------------------- ------------------------------
1 year                          [ ]%                       [ ]%
---------------------- ----------------------- ------------------------------
5 years                         [ ]%                       [ ]%
---------------------- ----------------------- ------------------------------
Lifetime
(Inception 5/1/00)              [ ]%                       [ ]%*
---------------------- ----------------------- ------------------------------

The Series'  returns are  compared to the  performance  of the  Citigroup  World
Government  Bond  Index.   The  Citigroup  World  Government  Bond  Index  is  a
market-capitalization  weighted  benchmark that tracks the performance of the 18 government  bond  markets  of  Australia,  Austria,  Belgium,  Canada,  Denmark,
Finland,  France,  Germany,  Greece,  Ireland,  Italy,  Japan,  the Netherlands,
Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United
States.  You should remember that unlike the Series,  the index is unmanaged and doesn't  reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

*    The Citigroup  World  Government  Bond Index  reports  returns on a monthly basis as of the last day of the month. This figure reflects the return from
     May 31, 2000 through December 31, 2005.

What are the Series' fees and expenses? (1)

----------------------------------------- --------------------------------------------- ---------
Sales charges are fees paid directly      Maximum sales charge (load) imposed on
from your investments when you buy or     purchases as a percentage of offering price       none
sell shares of the Service Class.         --------------------------------------------- ---------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price, whichever is
                                          lower                                             none
                                          --------------------------------------------- ---------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                              none
                                          --------------------------------------------- ---------
                                          Redemption fees                                   none
                                          --------------------------------------------- ---------
                                          Exchange fees                                     none
                                          --------------------------------------------- ---------

----------------------------------------- --------------------------------------------- ---------
Annual Series operating expenses          Management fees                                  0.75%
are deducted from the Series' assets.
                                          --------------------------------------------- ---------
                                          Distribution and service (12b-1) fees(2)         0.30%
                                          --------------------------------------------- ---------
                                          Other expenses                                    [ ]%
                                          --------------------------------------------- ---------
                                          Total operating expenses                          [ ]%
                                          --------------------------------------------- ---------
                                          Fee waivers and payments(2,3)                     [ ]%
                                          --------------------------------------------- ---------
                                          Net expenses                                      [ ]%

----------------------------------------- --------------------------------------------- ---------
This example is intended to help you
compare the cost of investing in the
Series to the cost of investing in
other mutual funds with similar
investment objectives. We show the
cumulative amount of Series expenses
on a hypothetical investment of $10,000   1 year                                           $[ ]
with an annual 5% return over the time    --------------------------------------------- ---------
shown.(4) This is an example only, and    3 years                                          $[ ]
does not represent future expenses,       --------------------------------------------- ---------
which may be greater or less than         5 years                                          $[ ]
those shown here.                         --------------------------------------------- ---------
                                          10 years                                         $[ ]
----------------------------------------- --------------------------------------------- ---------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through [date] to no more than 0.25% of average daily net assets.

(3)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.00% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
Delaware  VIP Global  Bond  Series  seeks  current  income  consistent  with the preservation of principal. We invest primarily in debt obligations that may also provide the potential for capital appreciation.

We may invest in:

o    foreign and U.S. government securities;
o    debt obligations of foreign and U.S. companies;
o    debt securities of supranational entities;
o    securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more  speculative  than securities of developed country issuers; and o zero-coupon bonds.

While the Series may  purchase  securities  of issuers in any  foreign  country, developed or emerging, we currently anticipate investing in Australia,  Austria,
Belgium,  Canada,  Finland,  France,  Germany,  Italy,  Japan,  the Netherlands,
Poland, the United Kingdom and the United States. This is a representative list;
we may also invest in other countries. More than 25% of the Series' total assets may be invested in the securities of issuers located in the same country.

Generally,  the value of  fixed-income  securities  rises  when  interest  rates decline and declines when interest rates rise.  The value of your  investment in the Series will be affected by changes in interest  rates. We generally keep the average  weighted  maturity  of the  portfolio  in the  five-to-ten  year range.
However,  if we anticipate a declining interest rate environment,  we may extend the average weighted maturity past ten years, or, if we anticipate a rising rate environment,  we may  shorten the  average  weighted  maturity to less than five years.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

------------------------------------------------------------ ---------------------------------------------------------
                        Securities                                               How we use them
                                                                         Delaware VIP Global Bond Series
------------------------------------------------------------ ---------------------------------------------------------
Corporate bonds: Debt obligations issued by U.S. or          The Series may invest in corporate bonds, generally
foreign corporations.                                        those rated A or better by S&P or Moody's or if
                                                             unrated, determined to be of comparable quality. The
                                                             Series may also invest in high-yield, high risk
                                                             emerging markets corporate bonds.
------------------------------------------------------------ ---------------------------------------------------------
Foreign government securities: Debt obligations issued by    The Series will generally invest in securities issued
a government other than the United States or by an agency,   by foreign governments, their agencies,
instrumentality or political subdivision of such             instrumentalities or political subdivisions that are
governments.                                                 rated AAA or AA by S&P or Aaa or Aa by Moody's or, if
                                                             unrated, considered to be of comparable quality. We may
                                                             invest a portion of the Series' assets in foreign
                                                             governmental securities issued by emerging countries,
                                                             which may be lower rated, including securities rated
                                                             below investment grade.
------------------------------------------------------------ ---------------------------------------------------------
U.S. government securities: Securities issued or             The Series may invest a significant portion of its
guaranteed by the U.S. government or issued by an agency     assets in U.S. government securities. It will invest
or instrumentality of the U.S. government.                   only in U.S. government obligations, including bills,
                                                             notes and bonds that are issued or guaranteed as to the
                                                             payment of principal and interest by the U.S.
                                                             government and securities of U.S. government agencies
                                                             or instrumentalities that are backed by the full faith
                                                             and credit of the United States.
------------------------------------------------------------ ---------------------------------------------------------
Investment company securities: In some countries,            The Series may hold closed-end investment company
investments by U.S. mutual funds are generally made by       securities. The Series may hold investment company
purchasing shares of investment companies that in turn       securities if we believe the country offers good
invest in the securities of such countries.                  investment opportunities. These investments involve an
                                                             indirect payment of a portion of the expenses of the
                                                             other investment companies, including their advisory
                                                             fees.
------------------------------------------------------------ ---------------------------------------------------------
Foreign currency transactions: A forward foreign currency    The Series may invest in securities issued in any
exchange contract involves an obligation to purchase or      currency and hold foreign currency. Securities of
sell a specific currency on a fixed future date at a price   issuers within a given country may be denominated in
that is set at the time of the contract. The future date     the currency of another country or in multinational
may be any number of days from the date of the contract as   currency units such as the euro.
agreed by the parties involved.
                                                             Although the Series values its assets daily in U.S.
                                                             dollars, it does not intend to convert its holdings of
                                                             foreign currencies into U.S. dollars on a daily basis.
                                                             The Series will, however, from time to time, purchase
                                                             or sell foreign currencies and/or engage in forward
                                                             foreign currency exchange transactions. The Series may
                                                             conduct its foreign currency transactions on a cash
                                                             basis at the rate prevailing in the foreign currency
                                                             exchange market or through a forward foreign currency
                                                             exchange contract or forward contract.

                                                             The Series may use forward contracts for defensive
                                                             hedging purposes to attempt to protect the value of the
                                                             Series' current security or currency holdings. It may
                                                             also use forward contracts if it has agreed to sell a
                                                             security and wants to "lock-in" the price of that
                                                             security, in terms of U.S. dollars. Investors should be
                                                             aware of the costs of currency conversion. The Series
                                                             will not use forward contracts for speculative purposes.
------------------------------------------------------------ ---------------------------------------------------------
Supranational entities: Debt securities of supranational     The Series may invest may invest a significant portion
entities may be denominated in any currency. These           of its assets in debt securities of supranational
securities are typically of high-grade quality. A            entities.
supranational entity is an entity established or
financially supported by the national governments of one
or more countries to promote reconstruction or
development. The International Bank for Reconstruction and
Development (more commonly known as the World Bank) would
be one example of a supranational entity.
------------------------------------------------------------ ---------------------------------------------------------
Zero coupon bonds: Zero coupon bonds are debt obligations    The Series may invest in zero coupon bonds.
that do not entitle the holder to any periodic payments of
interest before maturity or a specified date when the
securities begin paying current interest. Therefore, they
are issued and traded at a discount from their face
amounts or par value. The market prices of zero coupon
bonds are generally more volatile than the market prices
of securities that pay interest periodically and are
likely to respond to changes in interest rates to a
greater degree than do non-zero coupon securities having
similar maturities and credit quality.
------------------------------------------------------------ ---------------------------------------------------------
Brady Bonds: These are debt securities issued under the      The Series may invest in Brady Bonds. We believe that
framework of the Brady Plan, an initiative for debtor        the economic reforms undertaken by countries in
nations to restructure their outstanding external            connection with the issuance of Brady Bonds can make
indebtedness (generally, commercial bank debt). Brady        the debt of countries that have issued or have
Bonds tend to be of lower quality and more speculative       announced plans to issue these bonds a viable
than securities of developed country issuers.                opportunity for investment.
------------------------------------------------------------ ---------------------------------------------------------
High-yield, high risk fixed-income securities: Securities    The Series may invest a portion of its assets in these
that are rated lower than BBB by S&P or Baa by Moody's, or   securities.
if unrated, of comparable quality. These securities may be
issued by companies or governments of emerging or
developing countries, which may be less creditworthy. The
risk that these companies or governments may not be able
to make interest or principal payments is substantial.
------------------------------------------------------------ ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such    Typically, we use repurchase agreements as a short-term
as the Series, and a seller of securities in which the       investment for the Series' cash position. In order to
seller agrees to buy the securities back within a            enter into these repurchase agreements, the Series must
specified time at the same price the buyer paid for them,    have collateral of 102% of the repurchase price. The
plus an amount equal to an agreed upon interest rate.        Series may enter into repurchase agreements in which
Repurchase agreements are often viewed as equivalent to      the collateral is any security in which it may invest,
cash.                                                        but normally uses U.S. government securities as
                                                             collateral.
------------------------------------------------------------ ---------------------------------------------------------
Restricted securities: Privately placed securities whose     We may invest in privately placed securities, including
resale is restricted under securities law.                   those that are eligible for resale only among certain
                                                             institutional buyers without registration which are
                                                             commonly known as Rule 144A Securities. Restricted
                                                             securities that are determined to be illiquid may not
                                                             exceed the Series' 10% limit on illiquid securities,
                                                             which is described below.
------------------------------------------------------------ ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready     We may invest up to 10% of net assets in illiquid
market, and cannot be easily sold within seven days at       securities, including repurchase agreements with
approximately the price that a series has valued them.       maturities of over seven days.
------------------------------------------------------------ ---------------------------------------------------------
Credit default swap agreements: In a credit default swap,    We may enter into credit default swaps in order to
a Series may transfer the financial risk of a credit event   hedge against a credit event, to enhance total return
occurring (a bond default, bankruptcy, restructuring,        or to gain exposure to certain securities or markets.
etc.) on a particular security or basket of securities to
another party by paying that party a periodic premium;
likewise, a Series may assume the financial risk of a
credit event occurring on a particular security or basket
of securities in exchange for receiving premium payments
from another party. Credit default swaps may be considered
to be illiquid.
------------------------------------------------------------ ---------------------------------------------------------

The Series may also invest in other securities  including  futures contracts and options  and  interest  rate  swaps.  Please  see the  Statement  of  Additional
Information  (SAI) for additional  descriptions  of these  securities as well as those listed in the table above.

Lending  securities  The Series  may loan up to 25% of its  assets to  qualified broker/dealers or institutional  investors for their use relating to short-sales or other  securities  transactions.  These  transactions,  if any,  may generate additional income for the Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio  turnover We anticipate that the Series' annual portfolio turnover may be greater than 100%. A turnover  rate of 100% would occur if, for example,  the
Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in
increased   transaction   costs  for   investors  and  may  affect  the  Series'
performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Global Bond Series. Please see the SAI
for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                         Delaware VIP Global Bond Series
------------------------------------------------------------ ---------------------------------------------------------
Market risk: The risk that all or a majority of the          We maintain a long-term investment approach and focus
securities in a certain market--like the stock or bond       on stocks we believe can appreciate over an extended
market--will decline in value because of factors such as     time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         In deciding what portion of the Series' portfolio
confidence.                                                  should be invested in any individual country, we
                                                             evaluate a variety of factors, including opportunities
                                                             and risks relative to other countries. As part of the
                                                             Series' principal investment strategy, the Series may
                                                             invest in securities that generally have relatively
                                                             less market risk.
------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk: The risk that the value of       We typically hold a number of different securities in a
securities in a particular industry or the value of an       variety of sectors in order to minimize the impact that
individual stock or bond will decline because of changing    a poorly performing security would have on the Series.
expectations for the performance of that industry or for     This risk is more significant for the Series, which is
the individual company issuing the stock or bond.            a non-diversified fund.
------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk: The risk that securities, particularly   Interest rate risk is a significant risk for the
bonds with longer maturities, will decrease in value if      Series. In an attempt to manage interest rate risk, we
interest rates rise.                                         adjust the Series' average weighted maturity based on
                                                             our view of interest rates. The Series' average
                                                             weighted maturity will generally be in the five-to-ten
                                                             year range. When we anticipate that interest rates will
                                                             decline, we may extend the average maturity beyond ten
                                                             years and when we anticipate that interest rates will
                                                             rise, we may shorten the average maturity to less than
                                                             five years.
------------------------------------------------------------ ---------------------------------------------------------
Currency risk: The risk that the value of an investment      The Series may try to hedge its currency risk by
may be negatively affected by changes in foreign currency    purchasing foreign currency exchange contracts. If the
exchange rates. Adverse changes in exchange rates may        Series agrees to purchase or sell foreign securities at
reduce or eliminate any gains produced by investments that   a pre-set price on a future date, the Series attempts
are denominated in foreign currencies and may increase any   to protect the value of a security it owns from future
losses.                                                      changes in currency rates. If the Series has agreed to
                                                             purchase or sell a security, it may also use foreign
In 1999 eleven European countries joined in European         currency exchange contracts to  "lock-in" the
Economic and Monetary Union (EMU), which established a       security's price in terms of U.S. dollars or another
common currency for the participating countries.  This       applicable currency. The Series may use forward
currency is known as the "euro".  It has replaced legacy     currency exchange contracts only for defensive or
currencies such as the French franc and the deutschemark,    protective measures, not to enhance portfolio returns.
which were converted to euros at fixed exchange rates.       However, there is no assurance that such a strategy
The main initial consequence for investors is that this      will be successful.
has created a much bigger and more liquid bond and equity
market. This has eliminated currency risk within the euro
zone, but the risk that the euro will fluctuate versus
third currencies such as the U.S. dollar has not been
eliminated or reduced.  Within the euro zone, our view is
that the longer term risks are economic and political - a
single currency means a single monetary policy, which may
not suit an individual country at a particular time.
There are no explicit legal provisions for a country to
exit EMU; such an exit pre-supposes a strong political
demand for it, of which there is no sign at this point in
time.
------------------------------------------------------------ ---------------------------------------------------------
Political risk: The risk that countries or the entire        We evaluate the political situations in the countries
region where we invest may experience political              where we invest and take into account any potential
instability. This may cause greater fluctuation in the       risks before we select securities for the portfolio.
value and liquidity of our investments due to changes in     However, there is no way to eliminate political risk
currency exchange rates, governmental seizures or            when investing internationally.
nationalization of assets.
------------------------------------------------------------ ---------------------------------------------------------
Emerging markets risk: The possibility that the risks        Striving to manage this risk, the portfolio managers
associated with international investing will be greater in   carefully screen securities within emerging markets and
emerging markets than in more developed foreign markets      attempt to consider material risks associated with an
because, among other things, emerging markets may have       individual company or bond issuer. We cannot eliminate
less stable political and economic environments.             emerging market risk and consequently encourage
                                                             shareholders to invest in the Series only if they have
                                                             a long-term time horizon, over which the potential of
                                                             individual securities is more likely to be realized.
------------------------------------------------------------ ---------------------------------------------------------
Inefficient market risk: The risk that foreign markets may   The Series will attempt to reduce these risks by
be less liquid, have greater price volatility, less          investing in a number of different countries, and
regulation and higher transaction costs than U.S. markets.   noting trends in the economy, industries and financial
                                                             markets.

                                                             The Series will also perform credit analysis in an
                                                             attempt to reduce these risks.
------------------------------------------------------------ ---------------------------------------------------------
Information risk: The risk that foreign companies may be     We conduct fundamental research on the companies we
subject to different accounting, auditing and financial      invest in rather than relying solely on information
reporting standards than U.S. companies. There may be less   available through financial reporting. We believe this
information available about foreign issuers than domestic    will help us to better uncover any potential weaknesses
issuers. Furthermore, regulatory oversight of foreign        in individual companies.
issuers may be less stringent or less consistently applied
than in the United States.
------------------------------------------------------------ ---------------------------------------------------------
Non-diversified funds risk: The risk that non-diversified    The Series is a non-diversified fund as defined by the
investment companies have the flexibility to invest as       Investment Company Act of 1940. Nevertheless, we
much as 50% of their assets in as few as two issuers with    typically hold securities from a variety of different
no single issuer accounting for more than 25% of the         issuers, representing a number of different countries.
portfolio. The remaining 50% of the portfolio must be        We also perform extensive analysis on all securities,
diversified so that no more than 5% of a fund's assets is    particularly those that represent a larger percentage
invested in the securities of a single issuer. Because a     of portfolio assets.
non-diversified fund may invest its assets in fewer
issuers, the value of series shares may increase or
decrease more rapidly than if the series were fully
diversified.
------------------------------------------------------------ ---------------------------------------------------------
Foreign government and supranational securities risk:        The Series will attempt to limit this risk by
Relates to the ability of a foreign government or            performing credit analysis on the issuer of each
government related issuer to make timely payments on its     security purchased.
external debt obligations.
                                                             The Series attempts to reduce the risks associated with
                                                             investing in foreign governments by focusing on bonds
                                                             rated within the two highest rating categories.
------------------------------------------------------------ ---------------------------------------------------------
Credit risk of high-yield, high risk fixed-income: The       The Series may invest a portion of its assets in these
risk that securities rated lower than BBB by S&P and Baa     securities. We intend to limit our investment in any
by Moody's are considered to be of poor standing and         single lower rated bond, which can help to reduce the
predominantly speculative as to the issuer's ability to      effect of an individual default on the Series. We also
repay interest and principal.                                intend to limit our overall holdings of bonds in this
                                                             category. Such limitations may not protect the Series
These bonds are often issued by less creditworthy            from widespread bond defaults brought about by a
companies or by highly leveraged (indebted) firms, which     sustained economic downturn or from price declines that
are generally less able than more financially stable firms   might result from changes in the quality ratings of
to make scheduled payments of interest and principal. The    individual bonds.
risks posed by bonds issued under such circumstances are
substantial.

If there were a national credit crisis or an issuer were
to become insolvent, principal values could be adversely
affected.
------------------------------------------------------------ ---------------------------------------------------------
Transaction costs risk: The risk that the costs of buying,   We strive to monitor transaction costs and to choose an
selling and holding foreign securities, including            efficient trading strategy for the Series.
brokerage, tax and custody costs, may be higher than those
involved in domestic transactions.
------------------------------------------------------------ ---------------------------------------------------------

Derivatives Risk is the possibility that the Series may      We will use derivatives for defensive purposes, such as
experience a significant loss if it employs a derivatives    to protect gains or hedge against potential losses in
strategy (including a strategy involving credit default      the portfolio without actually selling a security, to
swaps) related to a security or a securities index and       neutralize the impact of interest rate changes, to
that security or index moves in the opposite direction       affect diversification or to earn additional income. We
from what the portfolio manager had anticipated. Another     will not use derivatives for reasons inconsistent with
risk of derivative transactions is the creditworthiness of   our investment objectives.
the counterparty because the transaction depends on the
willingness and ability of the counterparty to fulfill its
contractual obligations. Derivatives also involve
additional expenses, which could reduce any benefit or
increase any loss to a series from using the strategy.
------------------------------------------------------------ ---------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative services. For these services, the manager is paid an annual fee as follows:

       -------------------------- --------------------------------------
       As a percentage of         0.75% on first $500 million
       average daily net          0.70% on next $500 million
       assets                     0.65% on next $1,500 million
                                  0.60% on assets in excess of $2,500
                                   million
       -------------------------- --------------------------------------

Prior to  September  24,  2004,  Delaware  International  Advisers  Ltd. was the
investment advisor for the Series. The aggregate advisory fee paid by the Series for the last fiscal year was 0.75%.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Phillip  R.  Perkins  has  primary  responsibility  for  making  the  day-to-day investment decisions for the Series. Mr. Perkins assumed  responsibility for the
Series on September 24, 2004.

Philip R. Perkins, Senior Vice President/Senior  Portfolio Manager, holds a B.A.
from the University of Notre Dame. He joined  Delaware  Investments in June 2003 from  Deutsche  Bank  A.G.,  where he served as a  Managing  Director  in Global
Markets.  He was  Chief  Operating  Officer  for  the  Bank's  Emerging  Markets
Division,  based in  London.  From  1998 to 2001,  he was  based in  Moscow  and responsible for the Bank's Local Markets Trading. Prior to that, Mr. Perkins was
Chief Executive  Officer of Dinner Key Advisors Inc., a registered broker dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon  Brothers,  where he was a Mortgage/CMO  trader from
1985 to 1990.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

-------------------------------- ----------------------
                                    Service Class*
-------------------------------- ----------------------
Commission (%)                             -
-------------------------------- ----------------------
12b-1 Fee to Dealer                      0.30%
-------------------------------- ----------------------

*    Pursuant to the Series' 12b-1 Plan, your variable  contract  salesperson is eligible  to  receive up to 0.30%  12b-1 fee  applicable  to Service  Class shares.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%, however  the  Distributor  has  contracted  to limit  this  amount to 0.25%
     through [date].

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a
single Series  share.  This  information  has been audited by [     ], whose
report, along with the Series' financial statements,  is included in the Series'
annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- -----------------------------------------------------------------------
Delaware VIP Global Bond Series                                           Service Class
-------------------------------------------- -----------------------------------------------------------------------
                                                                                                          5/1/00(2)
                                                                     Year Ended                              to
                                                                        12/31                             12/31/00
-------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
                                                   2005        2004        2003        2002       2001(1)
-------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------

Net asset value, beginning of period                        $13.920     $11.770      $9.460      $9.730      $9.180

Income (loss) from investment operations:
Net investment income(3)                                      0.285       0.328       0.389       0.397       0.346
Net realized and unrealized gain (loss)
  on investments and foreign currencies                       1.255       1.998       1.968      (0.470)      0.204
                                                            -------     -------     -------     -------     -------
Total from investment operations                              1.540       2.326       2.357      (0.073)      0.550
                                                            -------     -------     -------     -------     -------

Less dividends and distributions from:
Net investment income                                        (1.664)     (0.176)     (0.047)     (0.197)        ---
Net realized gain on investments                             (0.266)        ---         ---         ---         ---
                                                            -------     -------     -------     -------     -------
Total dividends and distributions                            (1.930)     (0.176)     (0.047)     (0.197)        ---
                                                            -------     -------     -------     -------     -------

Net asset value, end of period                              $13.530     $13.920     $11.770      $9.460      $9.730
                                                            =======     =======     =======     =======     =======

Total return(4)                                               12.69%      20.04%      25.04%      (0.70%)      5.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $9          $8          $7          $5          $5
Ratio of expenses to average net assets                        1.18%       1.09%       0.96%       1.00%       1.00%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                                     1.23%       1.16%       0.96%       1.26%       1.16%
Ratio of net investment income to
  average net assets                                           2.27%       2.59%       3.61%       4.19%       5.65%
Ratio of net investment income to average
  net assets prior to expense limitation                       2.22%       2.52%       3.61%       3.93%       5.49%
   and expenses paid indirectly
Portfolio turnover                                              117%        111%         49%         51%         39%
-------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended  December  31, 2001 was a decrease in net investment  income per share of $0.057,  an increase in net realized and unrealized  gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios  for  periods  prior to January  1, 2001 have not been  restated  to reflect this change in accounting.

(2)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)  The  average  shares  outstanding  method  has been  applied  for per share information.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

Delaware VIP Global Bond Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You  may  obtain  a  free  copy  of  the  Statement  of  Additional
Information by writing to us at 2005 Market Street, Philadelphia, PA 19103-7094,
or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                   CUSIP
Delaware VIP Global Bond Series
(Service Class)                                    246493860

                               DELAWARE VIP TRUST
                         Delaware VIP High Yield Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This  Prospectus  offers the  Delaware VIP High Yield  Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners. The investment  objectives and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                           page
Delaware VIP High Yield Series

How we manage the Series                                           page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                             page
Investment manager
Portfolio manager
Who's who?

Important information about the Series                             page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                               page

Overview:  Delaware VIP High Yield Series

What are the Series' goals?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its goals, there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances, the
Series  will  invest at least 80% of its net assets in fixed  income  securities rated at the time of purchase BB or lower by S&P or  similarly  rated by another nationally  recognized  statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality (the "80% policy").  These are commonly known as  high-yield  bonds or junk bonds and involve  greater  risks than  investment grade  bonds.  The Series  also will  invest in unrated  bonds we judge to be of comparable  quality.  Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government  securities and corporate bonds of foreign  issuers.  In selecting  bonds for the portfolio,  we evaluate the income provided by the bond and the bond's  appreciation  potential as well as the issuer's ability to make income and principal payments.

We may invest up to 25% of total  assets in foreign  securities.  Securities  of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by  adverse  changes in  interest  rates,  adverse  economic conditions  or poor  performance  from  specific  industries  or  bond  issuers.
High-yield  bonds are rated  below  investment  grade and are subject to greater risk that the issuer will be unable to make payments on interest and  principal.
Bonds of foreign issuers are also subject to certain risks such as political and economic  instability,  currency  fluctuations  and  less  stringent  regulatory standards.  For a more complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for a fixed-income  investment that offers a combination of total return with high current income.
o    Investors  who  want  a  total  return-oriented   income  investment  as  a
     diversification tool for long-term, equity-oriented portfolios.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP High Yield Series  Standard Class. We show returns for the past ten calendar  years,  as well as average annual returns for one, five and ten years.
The Series' past performance  does not necessarily  indicate how it will perform in the future. The returns reflect applicable  voluntary expense and contractual caps.  The returns would be lower without the  voluntary and  contractual  caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP High
Yield Series Standard Class)]

Year-by-year total return (Delaware VIP High Yield Series Standard Class)

------- ------- ------- ------- -------- ------- ------ ------- ------- ----------
  1996    1997    1998    1999     2000    2001   2002    2003    2004   2005
------- ------- ------- ------- -------- ------- ------ ------- ------- ----------
12.79%  13.63%  -1.83%  -2.64%  -16.26%  -4.10%  1.84%  28.74%  14.25%  [    ]%
------- ------- ------- ------- -------- ------- ------ ------- ------- ----------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

----------- ----------------------------- -----------------------
                    Delaware VIP               Bear Stearns
             High Yield Series Standard         High-Yield
                       Class                       Index
----------- ----------------------------- -----------------------
1 year                  [ ]%                       [ ]%
----------- ----------------------------- -----------------------
5 years                 [ ]%                       [ ]%
----------- ----------------------------- -----------------------
10 years                [ ]%                       [ ]%
----------- ----------------------------- -----------------------

The  Series'  returns  are  compared  to the  performance  of the  Bear  Stearns
High-Yield  Index. The Bear Stearns  High-Yield Index includes all fixed income, non-convertible, U.S. dollar denominated securities from the following countries only:  Australia,  Canada,  United Kingdom,  and United States;  and meeting the following  inclusion criteria at the beginning of the calculation month:  issues rated BB+ or lower by Standard and Poor's Rating Group and rated Ba1 or lower by
Moody's Investors Service; issues with an outstanding par value of not less than
$100  million;  issues with more than one year to their  maturity  date;  issues registered  under SEC 144A  code  will be  included.  The  index  also  includes deferred coupon bonds  including PIKs, Zero Coupon and Step-Up bonds.  Issues in default  are taken out of the index at the end of the month in which the default occurs.  You should remember that unlike the Series,  the index is unmanaged and does not reflect  the costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

What are the Series' fees and expenses? (1)

----------------------------------------- ----------------------------------------------- -----------
You do not pay sales charges directly     Maximum sales charge (load) imposed on                none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Standard Class.        ----------------------------------------------- -----------
                                          Maximum contingent deferred sales charge (load)       none
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower
                                          ----------------------------------------------- -----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                  none
                                          ----------------------------------------------- -----------
                                          Redemption fees                                       none
                                          ----------------------------------------------- -----------
                                          Exchange fees                                         none
                                          ----------------------------------------------- -----------

----------------------------------------- ----------------------------------------------- -----------
Annual Series operating expenses are      Management fees                                      0.65%
deducted from the Series' assets.         ----------------------------------------------- -----------
                                          Distribution and service (12b-1) fees                 none
                                          ----------------------------------------------- -----------
                                          Other expenses                                      [   ]%
                                          ----------------------------------------------- -----------
                                          Total operating expenses                            [   ]%
                                          ----------------------------------------------- -----------
                                          Fee waivers and payments(2)                         [   ]%
                                          ----------------------------------------------- -----------
                                          Net expenses                                        [   ]%
----------------------------------------- ----------------------------------------------- -----------
This example is intended to help you      1 year                                             $[   ]
compare the cost of investing in the      ----------------------------------------------- -----------
Series to the cost of investing in        3 years                                            $[   ]
other mutual funds with similar           ----------------------------------------------- -----------
investment objectives. We show the        5 years                                            $[   ]
cumulative amount of Series expenses      ----------------------------------------------- -----------
on a hypothetical investment of           10 years                                           $[   ]
$10,000 with an annual 5% return
over the time shown.(3) This is an
example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
----------------------------------------- ----------------------------------------------- -----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through [date] in order to prevent total operating expenses  (excluding any
     12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary  expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
Delaware VIP High Yield Series invests primarily in fixed-income securities that we believe will have a liberal and consistent  yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series' net assets in fixed income  securities  rated at the time of purchase BB or lower by
S&P or  similarly  rated by  another  NRSRO  or,  if  unrated,  judged  to be of comparable quality. The Series may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before  selecting   high-yield  corporate  bonds,  we  carefully  evaluate  each individual  bond  including  its  income  potential  and the  size  of the  bond issuance.  The size of the issuance  helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough  credit  analysis of the issuer to determine  whether that company has the financial ability to meet the bond's payments.

We maintain a  well-diversified  portfolio of high-yield  bonds that  represents many different sectors and industries.  Through  diversification  we can help to reduce the impact that any  individual  bond might have on the portfolio  should the issuer have difficulty making payments.

Delaware VIP High Yield Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. The Series also may invest in bonds of foreign issuers in pursuit of its objective.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------- -----------------------------------
              Securities                         How we use them
                                          Delaware VIP High Yield Series
--------------------------------------- -----------------------------------
High-yield corporate bonds: Debt        The Series may invest without
obligations issued by a corporation     limit in high-yield corporate
and rated lower than investment grade   bonds.  Typically, we invest in
by an NRSRO such as S&P or Moody's      bonds rated BB or lower by S&P
or, if unrated, that we believe are     or, if unrated, are of equivalent
of comparable quality.  These           quality. We will not invest more
securities are considered to be of      than 15% of total assets in bonds
poor standing and predominately         which, at the time of purchase,
speculative.                            are rated CCC or, if unrated, are
                                        of equivalent quality. Also, we
                                        will not invest in bonds which,
                                        at the time of purchase, are
                                        rated below CCC or, if unrated,
                                        are of equivalent quality.
--------------------------------------- -----------------------------------
U.S. government securities: Direct      The Series may invest without
U.S. obligations including bills,       limit in U.S. government
notes, bonds and other debt             securities. However, they will
securities issued by the U.S.           typically be a small percentage
Treasury or securities of U.S.          of the portfolio because they
government agencies or                  generally do not offer as high a
instrumentalities which are backed by   level of current income as
the full faith and credit of the        high-yield corporate bonds.
United States.
--------------------------------------- -----------------------------------
Foreign government or corporate         The Series may invest up to 15%
securities: Securities issued by        of its total assets in securities
foreign governments or supranational    of issuers domiciled in foreign
entities or foreign corporations.       countries including both
                                        established countries and those
A supranational entity is an entity     with emerging markets.  When
established or financially supported    investing in these foreign
by the national governments of one or   securities, the Series may not
more countries. The International       invest more than two-thirds of
Bank for Reconstruction and             that 15% amount (that is, 10% of
Development (more commonly known as     total assets) in any combination
the World Bank) is one example of a     of non-dollar denominated
Supranational entity.                   securities and emerging market
                                        securities.
--------------------------------------- -----------------------------------
Zero coupon bonds and payment-in-kind   We may invest in zero coupon
bonds: Zero coupon securities are       bonds and payment-in-kind bonds,
debt obligations which do not entitle   though we do not expect this to
the holder to any periodic payments     be a significant component of our
of interest prior to maturity or a      strategy.  The market prices of
specified date when the securities      these bonds are generally more
begin paying current interest.          volatile than the market prices
Therefore, they are issued and traded   of securities that pay interest
at a price lower than their face        periodically and are likely to
amounts or par value. Payment-in-kind   react to changes in interest
bonds pay interest or dividends in      rates to a greater degree than
the form of additional bonds or         interest-paying bonds having
preferred stock.                        similar maturities and credit
                                        quality.  They may have certain
                                        tax consequences which, under
                                        certain conditions, could be
                                        adverse to the Series.
--------------------------------------- -----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer, such as the Series,    agreements as a short-term
and a seller of securities in which     investment for the Series' cash
the seller agrees to buy the            position. In order to enter into
securities back within a specified      these repurchase agreements, the
time at the same price the buyer paid   Series must have collateral of
for them, plus an amount equal to an    102% of the repurchase price. The
agreed upon interest rate. Repurchase   Series will only enter into
agreements are often viewed as          repurchase agreements in which
equivalent to cash.                     the collateral is U.S. government
                                        securities.
--------------------------------------- -----------------------------------
Restricted securities: Privately        We may invest in privately placed
placed securities whose resale is       securities, including those that
restricted under securities law.        are eligible for resale only
                                        among certain institutional
                                        buyers without registration which
                                        are commonly known as Rule 144A
                                        Securities.

                                        Restricted securities that are
                                        determined to be illiquid may not
                                        exceed the Series' 15% limit on
                                        illiquid securities, which is
                                        described below.
--------------------------------------- ----------------------------------
              Securities                         How we use them
                                         Delaware VIP High Yield Series
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    We may invest up to 15% of net
do not have a ready market, and         assets in illiquid securities.
cannot be easily sold within seven
days at approximately the price that
a series has valued them.
--------------------------------------- ----------------------------------
Loan participations: An interest in a   Each Fund may loan up to 25% of
loan or other direct indebtedness,      its assets to qualified
such as an assignment, that entitles    broker/dealers or institutional
the acquiring of such interest to       investors for their use relating
payments of interest, principal         to short sales and other
and/or other amounts due under the      security transactions. The Fund
structure of the loan or other direct   may invest in loans, including
indebtedness. In addition to being      assignments and participation
structured as secured or unsecured      interests.
loans, such investments could be
structured as novations or
assignments or represent trade or
other claims owed by a company to a
supplier.
--------------------------------------- ----------------------------------
Credit default swap agreements: In a    We may enter into credit default
credit default swap, a Series may       swaps in order to hedge against
transfer the financial risk of a        a credit event, to enhance total
credit event occurring (a bond          return or to gain exposure to
default, bankruptcy, restructuring,     certain securities or markets.
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, a Series may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium
payments from another party. Credit
default swaps may be considered to be
illiquid.
--------------------------------------- ----------------------------------

The Series may also invest in other income-producing securities including common stocks and  preferred  stocks,  some of which may have  convertible  features or attached  warrants.  The  Series may also  enter  into  options.  Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully  evaluate  the risks.  An  investment  in the  Delaware VIP High Yield
Series  typically  provides  the best  results  when held for a number of years.
Following  are the chief risks you assume when  investing in the Series.  Please see the SAI for further  discussion of these risks and other risks not discussed here.

--------------------------------------- -----------------------------------
                Risks                      How we strive to manage them
                                          Delaware VIP High Yield Series
--------------------------------------- -----------------------------------
Market risk: The risk that all or a     We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market--like the stock or bond  bonds that we believe will
market--will decline in value because   continue to pay interest
of factors such as economic             regardless of interim market
conditions, future expectations or      fluctuations. We do not try to
investor confidence.                    predict overall bond market or
                                        interest rate movements and
                                        generally do not trade for
                                        short-term purposes.
--------------------------------------- -----------------------------------
Industry and security risk: The risk    We limit the amount of the
that the value of securities in a       Series' assets invested in any
particular industry or the value of     one industry and in any
an individual stock or bond will        individual security. We also
decline because of changing             follow a rigorous selection
expectations for the performance of     process before choosing
that industry or for the individual     securities for the portfolio.
company issuing the stock or bond.
--------------------------------------- -----------------------------------
Interest rate risk: The risk that       The Series is subject to interest
securities will decrease in value if    rate risk.  We cannot eliminate
interest rates rise. The risk is        that risk, but we do strive to
greater for bonds with longer           manage it by monitoring economic
maturities than for those with          conditions.
shorter maturities.
--------------------------------------- -----------------------------------
Credit risk: The risk that there is     Our careful, credit-oriented bond
the possibility that a bond's issuer    selection and our commitment to
will be unable to make timely           hold a diversified selection of
payments of interest and principal.     high-yield bonds are designed to
                                        manage this risk.
Investing in so-called "junk" or
"high-yield" bonds entails the risk     We will not purchase more than
of principal loss, which may be         15% of total assets in bonds
greater than the risk involved in       which, at the time of purchase,
investment grade bonds. High-yield      are rated CCC by S&P or Caa by
bonds are sometimes issued by           Moody's or, if unrated, are of
companies whose earnings at the time    equivalent quality.  If a bond
of issuance are less than the           held by the Series drops below
projected debt service on the junk      this level or goes into default,
bonds.                                  the Series will begin to sell the
                                        security in an orderly manner,
If there were a national credit         striving to minimize any adverse
crisis or an issuer were to become      affect on the Series.
insolvent, principal values could be
adversely affected.
--------------------------------------- -----------------------------------
Recession risk:  Although the market    In striving to manage this risk,
for high-yield bonds existed through    we allocate assets across a wide
periods of economic downturns, the      range of industry sectors.  We
high-yield market grew rapidly during   may emphasize industries that
the long economic expansion which       have been less susceptible to
took place in the United States         economic cycles in the past,
during the 1980s.  During that          particularly if we believe that
economic expansion, the use of          the economy may be entering into
high-yield debt securities to finance   a period of slower growth.
highly leveraged corporate
acquisitions and restructurings
increased dramatically.  As a result,
the high-yield market grew
substantially. Some analysts believe
a protracted economic downturn would
severely disrupt the market for
high-yield bonds, adversely affect
the value of outstanding bonds and
adversely affect the ability of
high-yield issuers to repay principal
and interest.

It is likely that protracted periods
of economic uncertainty would cause
increased volatility in the market
prices of high-yield bonds, an
increase in the number of high-yield
bond defaults and corresponding
volatility in a series' net asset
value. In the past, uncertainty and
volatility in the high-yield market
have resulted in volatility in the
Series' net asset value.
--------------------------------------- -----------------------------------
Foreign risk: The risk that foreign     We may invest up to 15% of total
securities may be adversely affected    assets in securities of issuers
by political instability, changes in    domiciled in foreign countries.
currency exchange rates, foreign        When investing in these foreign
economic conditions or lax regulatory   securities, the Series may not
and accounting standards. These risks   invest more than two-thirds of
are significantly higher for emerging   that 15% amount (that is, 10% of
markets securities.  Non-dollar         total assets) in any combination
denominated securities also carry the   of non-dollar denominated
risk of adverse changes in foreign      securities and emerging markets
currency exchange rates.                securities. We carefully evaluate
                                        the reward and risk associated
Several European countries began        with each foreign security that
participating in the European           we consider.
Economic and Monetary Union, which
has established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences
of the euro conversion for foreign
exchange rates, interest rates and
the value of European securities in
which the Series may invest are
unclear.  The consequences may
adversely affect the value and/or
increase the volatility of securities
held by the Series.
--------------------------------------- -----------------------------------
Liquidity risk: The possibility that    A less liquid secondary market
securities cannot be readily sold       may have an adverse effect on the
within seven days at approximately      Series' ability to dispose of
the price that a series values them.    particular issues, when
                                        necessary, to meet the Series'
There is generally no established       liquidity needs or in response to
retail secondary market for             a specific economic event, such
high-yield securities.  As a result,    as the deterioration in the
the secondary market for high-yield     creditworthiness of the issuer.
securities is more limited and less     In striving to manage this risk,
liquid than other secondary             we evaluate the size of a bond
securities markets.  The high-yield     issuance as a way to anticipate
secondary market is particularly        its likely liquidity level.
susceptible to liquidity problems
when the institutions, such as mutual   We may invest only 15% of net
funds and certain financial             assets in illiquid securities.
institutions, which dominate it
temporarily stop buying bonds for
regulatory, financial or other
reasons.

Adverse publicity and investor
perceptions may also disrupt the
secondary market for high-yield
securities.
--------------------------------------- -----------------------------------
Derivatives Risk is the possibility     We will use derivatives for
that the Series may experience a        defensive purposes, such as to
significant loss if it employs a        protect gains or hedge against
derivatives strategy (including a       potential losses in the portfolio
strategy involving credit default       without actually selling a
swaps) related to a security or a       security, to neutralize the
securities index and that security or   impact of interest rate changes,
index moves in the opposite direction   to affect diversification or to
from what the portfolio manager had     earn additional income. We will
anticipated. Another risk of            not use derivatives for reasons
derivative transactions is the          inconsistent with our investment
creditworthiness of the counterparty    objectives.
because the transaction depends on
the willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.
--------------------------------------- -----------------------------------
Valuation risk: The risk that a less    The Series' privately placed
liquid secondary market as described    high-yield securities are
above can make it more difficult for    particularly susceptible to the
a series to obtain precise valuations   liquidity and valuation risks. We
of the high-yield securities in its     will strive to manage this risk
portfolio.  During periods of reduced   by carefully evaluating
liquidity, judgment plays a greater     individual bonds and by limiting
role in valuing high-yield              the amount of the portfolio that
securities.                             can be allocated to privately
                                        placed high-yield securities.
--------------------------------------- -----------------------------------
Redemption risk:   If investors         Volatility in the high-yield
redeem more shares of a series than     market could increase redemption
are purchased for an extended period    risk.  We strive to maintain a
of time, a series may be required to    cash balance sufficient to meet
sell securities without regard to the   any redemptions.  We may also
investment merits of such actions.      borrow money, if necessary, to
This could decrease a series' asset     meet redemptions.
base, potentially resulting in a
higher expense ratio.
--------------------------------------- -----------------------------------
Legislative and regulatory risk:  The   We monitor the status of
United States Congress has from time    regulatory and legislative
to time taken or considered             proposals to evaluate any
legislative actions that could          possible effects they might have
adversely affect the high-yield bond    on the Series' portfolio.
market.  For example, Congressional
legislation has, with some
exceptions, generally prohibited
federally insured savings and loan
institutions from investing in
high-yield securities.  Regulatory
actions have also affected the
high-yield market. Similar actions in
the future could reduce liquidity for
high-yield issues, reduce the number
of new high-yield securities being
issued and could make it more
difficult for a series to attain its
investment objective.
--------------------------------------- -----------------------------------
                Risks                      How we strive to manage them
                                          Delaware VIP High Yield Series
--------------------------------------- -----------------------------------
Loans and other direct indebtedness     These risks may not be completely
involve the risk that the Fund will     eliminated, but we will attempt
not receive payment of principal,       to reduce these risks through
interest and other amounts due in       portfolio diversification, credit
connection with these investments and   analysis and attention to trends
will depend primarily on the            in the economy, industries and
financial condition of the borrower.    financial markets. As these
Loans that are fully secured offer a    securities may be illiquid, they
Fund more protection than an            would be subject to the Fund's
unsecured loan in the event of          restrictions on illiquid
non-payment of scheduled interest or    securities.
principal, although there is no
assurance that the liquidation of
collateral from a secured loan would
satisfy the corporate borrower's
obligation, or that the collateral
can be liquidated. Some loans or
claims may be in default at the time
of purchase. Certain of the loans and
the other direct indebtedness
acquired by a Fund may involve
revolving credit facilities or other
standby financing commitments which
obligate a Fund to pay additional
cash on a certain date or on demand.
These commitments may require a Fund
to increase its investment in a
company at a time when that Fund
might not otherwise decide to do so
(including at a time when the
company's financial condition makes
it unlikely that such amounts will be
repaid). To the extent that a Fund is
committed to advance additional
funds, it will at all times hold and
maintain in a segregated account cash
or other high-grade debt obligations
in an amount sufficient to meet such
commitments.

As a Fund may be required to rely
upon another lending institution to
collect and pass onto the Fund
amounts payable with respect to the
loan and to enforce the Fund's rights
under the loan and other direct
indebtedness, an insolvency,
bankruptcy or reorganization of the
lending institution may delay or
prevent the Fund from receiving such
amounts. The highly leveraged nature
of many such loans and other direct
indebtedness may make such loans and
other direct indebtedness especially
vulnerable to adverse changes in
economic or market conditions.
Investments in such loans and other
direct indebtedness may involve
additional risk to the Fund.
--------------------------------------- -----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions  for  Delaware  VIP  High  Yield  Series.  Mr.  Rabe  assumed  primary responsibility for the Series in July 2002.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio manager

Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive up to 0.25%
     fee  applicable to Standard  Class shares.  The  Distributor  may make such payments out of its own resources to life  companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(See  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. This information has been audited by [ ] LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

                                                               Standard Class

Delaware VIP High Yield Series                                Year Ended 12/31
                                         2005        2004         2003        2002        2001(1)     2000

Net asset value, beginning of period               $5.690       $4.790      $5.220      $6.000      $7.420

Income (loss) from investment
operations:
Net investment income(2)                            0.437        0.489       0.517       0.586       0.722
Net realized and unrealized gain
 (loss) on  investments and foreign
 currencies                                         0.332        0.804      (0.413)     (0.821)     (1.896)
                                                   ------       ------      -------     ------      ------
Total from investment operations                    0.769        1.293      (0.104)     (0.235)     (1.174)
                                                   ------       ------      -------     ------      ------
Less dividends and distributions
from:
Net investment income                              (0.349)      (0.393)     (0.534)     (0.545)     (0.246)
                                                   ------       ------      -------     ------      ------
Total dividends and distributions                  (0.349)      (0.393)     (0.534)     (0.545)     (0.246)
                                                   ------       ------      -------     ------      ------
Net asset value, end of period                     $6.110       $5.690      $4.790      $5.220      $6.000
                                                   ======       ======      ======      ======      ======
Total return(3)                                     14.25%       28.74%       1.84%      (4.10%)    (16.26%)

Ratios and supplemental data:
Net assets, end of period (000
 omitted)                                         $65,418      $71,061     $48,089     $51,459     $59,441
Ratio of expenses to average net
 assets                                              0.75%        0.77%       0.78%       0.79%       0.77%
Ratio of net investment income to
 average net assets                                  7.66%        9.33%      10.96%      10.82%      10.80%
Portfolio turnover                                    429%         716%        587%        557%        226%

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that require amortization of all premiums and discounts on debt securities.  The effect of this change for the year ended  December 31, 2001 was an increase in net  investment  income per share of $0.007,  a decrease in net realized and  unrealized  gain  (loss) per share of $0.007,  and an  increase in the ratio of net  investment  income to average net assets of 0.13%.  Per share data and ratios for periods prior to January 1, 2001 have not been restated
     to reflect this change in accounting.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

Delaware VIP High Yield Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP High Yield Series
(Standard Class)                                          246493811

                               DELAWARE VIP TRUST
                         Delaware VIP High Yield Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This  Prospectus  offers the  Delaware VIP High Yield  Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners. The investment  objectives and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                         page
Delaware VIP High Yield Series

How we manage the Series                                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                           page
Investment manager
Portfolio manager
Who's who?

Important information about the Series                           page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                             page

Overview:  Delaware VIP High Yield Series

What are the Series' goals?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. Although the Series will strive to achieve its goals, there is no assurance that it will.

What are the Series' main investment strategies? Under normal circumstances, the
Series  will  invest at least 80% of its net assets in fixed  income  securities rated at the time of purchase BB or lower by S&P or  similarly  rated by another nationally  recognized  statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality (the "80% policy").  These are commonly known as  high-yield  bonds or junk bonds and involve  greater  risks than  investment grade  bonds.  The Series  also will  invest in unrated  bonds we judge to be of comparable  quality.  Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government  securities and corporate bonds of foreign  issuers.  In selecting  bonds for the portfolio,  we evaluate the income provided by the bond and the bond's  appreciation  potential as well as the issuer's ability to make income and principal payments.

We may invest up to 25% of total  assets in foreign  securities.  Securities  of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Series will increase and decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This Series will be affected  primarily  by declines in bond prices, which can be caused by  adverse  changes in  interest  rates,  adverse  economic conditions  or poor  performance  from  specific  industries  or  bond  issuers.
High-yield  bonds are rated  below  investment  grade and are subject to greater risk that the issuer will be unable to make payments on interest and  principal.
Bonds of foreign issuers are also subject to certain risks such as political and economic  instability,  currency  fluctuations  and  less  stringent  regulatory standards.  For a more complete discussion of risk, please turn to "The risks of investing in the Series."

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors  looking for a fixed-income  investment that offers a combination of total return with high current income.
o    Investors  who  want  a  total  return-oriented   income  investment  as  a
     diversification tool for long-term, equity-oriented portfolios.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP High Yield Series  Service  Class.  We show the return for the past five calendar  years,  as well as average  annual returns for one year and since inception.  The Series' past  performance  does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.  The returns would be lower  without the expense  caps.  Please see footnotes 2 and 3 on page [ ] for additional information about the expense caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Delaware VIP High
Yield Series Service Class]

Year-by-year total return (Delaware VIP High Yield Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
       -4.38%        1.65%       28.61%      14.02%      [    ]%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

------------------- ---------------------------- -----------------------------
                           Delaware VIP                  Bear Stearns
                         High Yield Series                High-Yield
                           Service Class                     Index
------------------- ---------------------------- -----------------------------
1 year                         [ ]%                          [ ]%
------------------- ---------------------------- -----------------------------
5 years                        [ ]%                          [ ]%
------------------- ---------------------------- -----------------------------
Lifetime
(Inception 5/1/00)             [ ]%                          [ ]%
------------------- ---------------------------- -----------------------------

The  Series'  returns  are  compared  to the  performance  of the  Bear  Stearns
High-Yield  Index. The Bear Stearns  High-Yield Index includes all fixed income, non-convertible, U.S. dollar denominated securities from the following countries only:  Australia,  Canada,  United Kingdom,  and United States;  and meeting the following  inclusion criteria at the beginning of the calculation month:  issues rated BB+ or lower by Standard and Poor's Rating Group and rated Ba1 or lower by
Moody's Investors Service; issues with an outstanding par value of not less than
$100  million;  issues with more than one year to their  maturity  date;  issues registered  under SEC 144A  code  will be  included.  The  index  also  includes deferred coupon bonds  including PIKs, Zero Coupon and Step-Up bonds.  Issues in default  are taken out of the index at the end of the month in which the default occurs.  You should remember that unlike the Series,  the index is unmanaged and does not reflect  the costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

*    The Bear Stearns  High-Yield Index reports returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return from May 31,
     2000 through December 31, 2005.

What are the Series' fees and expenses? (1)

What are the Series' fees and expenses? (1)

----------------------------------------- ----------------------------------------------- -----------
Sales charges are fees paid directly      Maximum sales charge (load) imposed on                none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Service Class.         ----------------------------------------------- -----------
                                          Maximum contingent deferred sales charge (load)       none
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower
                                          ----------------------------------------------- -----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                  none
                                          ----------------------------------------------- -----------
                                          Redemption fees                                       none
                                          ----------------------------------------------- -----------
                                          Exchange fees                                         none
                                          ----------------------------------------------- -----------

----------------------------------------- ----------------------------------------------- -----------
Annual Series operating expenses are      Management fees                                      0.65%
deducted from the Series' assets.         ----------------------------------------------- -----------
                                          Distribution and service (12b-1) fees (2)            0.30%
                                          ----------------------------------------------- -----------
                                          Other expenses                                      [   ]%
                                          ----------------------------------------------- -----------
                                          Total operating expenses                            [   ]%
                                          ----------------------------------------------- -----------
                                          Fee waivers and payments(3)                         [   ]%
                                          ----------------------------------------------- -----------
                                          Net expenses                                        [   ]%
----------------------------------------- ----------------------------------------------- -----------
This example is intended to help you      1 year                                             $[   ]
compare the cost of investing in the      ----------------------------------------------- -----------
Series to the cost of investing in        3 years                                            $[   ]
other mutual funds with similar           ----------------------------------------------- -----------
investment objectives. We show the        5 years                                            $[   ]
cumulative amount of Series expenses      ----------------------------------------------- -----------
on a hypothetical investment of           10 years                                           $[   ]
$10,000 with an annual 5% return
over the time shown.(4) This is an
example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
----------------------------------------- ----------------------------------------------- -----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

2)   Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through [date] to no more than 0.25% of average daily net assets.

(3)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
Delaware VIP High Yield Series invests primarily in fixed-income securities that we believe will have a liberal and consistent  yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Series' net assets in fixed income  securities  rated at the time of purchase BB or lower by
S&P  or  similarly  rated  by  another  NRSRO  or if  unrated,  judged  to be of comparable quality. The Series may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds.

Before  selecting   high-yield  corporate  bonds,  we  carefully  evaluate  each individual  bond  including  its  income  potential  and the  size  of the  bond issuance.  The size of the issuance  helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough  credit  analysis of the issuer to determine  whether that company has the financial ability to meet the bond's payments.

We maintain a  well-diversified  portfolio of high-yield  bonds that  represents many different sectors and industries.  Through  diversification  we can help to reduce the impact that any  individual  bond might have on the portfolio  should the issuer have difficulty making payments.

Delaware VIP High Yield Series strives to provide total return, with income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. The Series also may invest in bonds of foreign issuers in pursuit of its objective.

The Series' investment objectives are non-fundamental. This means that the Board of Trustees may change the objectives without obtaining shareholder approval. If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------- -----------------------------------
              Securities                         How we use them
                                          Delaware VIP High Yield Series
--------------------------------------- -----------------------------------
High-yield corporate bonds: Debt        The Series may invest without
obligations issued by a corporation     limit in high-yield corporate
and rated lower than investment grade   bonds. Typically, we invest in
by an NRSRO such as S&P or Moody's      bonds rated BB or lower by S&P
or, if unrated, that we believe are     or, if unrated, are of equivalent
of comparable quality. These            quality. We will not invest more
securities are considered to be of      than 15% of total assets in bonds
poor standing and predominately         which, at the time of purchase,
speculative.                            are rated CCC or, if unrated, are
                                        of equivalent quality. Also, we
                                        will not invest in bonds which,
                                        at the time of purchase, are
                                        rated below CCC or, if unrated,
                                        are of equivalent quality.
-------------------------------------- -----------------------------------
U.S. government securities: Direct      The Series may invest without
U.S. obligations including bills,       limit in U.S. government
notes, bonds and other debt             securities. However, they will
securities issued by the U.S.           typically be a small percentage
Treasury or securities of U.S.          of the portfolio because they
government agencies or                  generally do not offer as high a
instrumentalities which are backed by   level of current income as
the full faith and credit of the        high-yield corporate bonds.
United States.
--------------------------------------- -----------------------------------
Foreign government or corporate         The Series may invest up to 15%
securities: Securities issued by        of its total assets in securities
foreign governments or supranational    of issuers domiciled in foreign
entities or foreign corporations.       countries including both
                                        established countries and those
A supranational entity is an entity     with emerging markets. When
established or financially supported    investing in these foreign
by the national governments of one or   securities, the Series may not
more countries. The International       invest more than two-thirds of
Bank for Reconstruction and             that 15% amount (that is, 10% of
Development (more commonly known as     total assets) in any combination
the World Bank) is one example of a     of non-dollar denominated
Supranational entity.                   securities and emerging market
                                        securities.
--------------------------------------- -----------------------------------
Zero coupon bonds and payment-in-kind   We may invest in zero coupon
bonds: Zero coupon securities are       bonds and payment-in-kind bonds,
debt obligations which do not entitle   though we do not expect this to
the holder to any periodic payments     be a significant component of our
of interest prior to maturity or a      strategy. The market prices of
specified date when the securities      these bonds are generally more
begin paying current interest.          volatile than the market prices
Therefore, they are issued and traded   of securities that pay interest
at a price lower than their face        periodically and are likely to
amounts or par value. Payment-in-kind   react to changes in interest
bonds pay interest or dividends in      rates to a greater degree than
the form of additional bonds or         interest-paying bonds having
preferred stock.                        similar maturities and credit
                                        quality. They may have certain
                                        tax consequences which, under
                                        certain conditions, could be
                                        adverse to the Series.
--------------------------------------- -----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer, such as the Series,    agreements as a short-term
and a seller of securities in which     investment for the Series' cash
the seller agrees to buy the            position. In order to enter into
securities back within a specified      these repurchase agreements, the
time at the same price the buyer paid   Series must have collateral of
for them, plus an amount equal to an    102% of the repurchase price. The
agreed upon interest rate. Repurchase   Series will only enter into
agreements are often viewed as          repurchase agreements in which
equivalent to cash.                     the collateral is U.S. government
                                        securities.
-------------------------------------- -----------------------------------
Restricted securities: Privately        We may invest in privately placed
placed securities whose resale is       securities, including those that
restricted under securities law.        are eligible for resale only
                                        among certain institutional
                                        buyers without registration which
                                        are commonly known as Rule 144A
                                        Securities.

                                        Restricted securities that are
                                        determined to be illiquid may not
                                        exceed the Series' 15% limit on
                                        illiquid securities, which is
                                        described below.
--------------------------------------- -----------------------------------
Illiquid securities: Securities that    We may invest up to 15% of net
do not have a ready market, and         assets in illiquid securities.
cannot be easily sold within seven
days at approximately the price that
a series has valued them.
--------------------------------------- -----------------------------------

Loan participations: An interest in a   Each Fund may loan up to 25% of
loan or other direct indebtedness,      its assets to qualified
such as an assignment, that entitles    broker/dealers or institutional
the acquiring of such interest to       investors for their use relating
payments of interest, principal         to short sales and other security
and/or other amounts due under the      transactions. The Fund may invest
structure of the loan or other direct   in loans, including assignments
indebtedness. In addition to being      and participation interests.
structured as secured or unsecured
loans, such investments could be
structured as novations or
assignments or represent trade or
other claims owed by a company to a
supplier.
--------------------------------------- -----------------------------------
Credit default swap agreements: In a    We may enter into credit default
credit default swap, a Series may       swaps in order to hedge against a
transfer the financial risk of a        credit event, to enhance total
credit event occurring (a bond          return or to gain exposure to
default, bankruptcy, restructuring,     certain securities or markets.
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, a Series may
assume the financial risk of a credit
event occurring on a particular
security or basket of securities in
exchange for receiving premium
payments from another party. Credit
default swaps may be considered to be
illiquid.
--------------------------------------- -----------------------------------

The Series may also invest in other income-producing securities including common stocks and  preferred  stocks,  some of which may have  convertible  features or attached  warrants.  The  Series may also  enter  into  options.  Please see the
Statement of Additional  Information (SAI) for additional  descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
brokers,   dealers  and  institutional  investors  for  their  use  in  security transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold a  substantial  portion of its assets in cash or cash  equivalents.  To the extent it holds  cash or cash  equivalents,  the Series may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover will exceed 100%, and may be  considerably in excess of 100%. A turnover rate of 100%
would occur if, for example, the Series bought and sold all of the securities in its  portfolio  once in the  course  of a year or  frequently  traded  a  single security.  High turnover can result in increased transaction costs for investors and may affect the Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully  evaluate  the risks.  An  investment  in the  Delaware VIP High Yield
Series  typically  provides  the best  results  when held for a number of years.
Following  are the chief risks you assume when  investing in the Series.  Please see the SAI for further  discussion of these risks and other risks not discussed here.

---------------------------------------- ---------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP High Yield Series
---------------------------------------- ---------------------------------
Market risk: The risk that all or a      We maintain a long-term
majority of the securities in a          investment approach and focus
certain market--like the stock or bond    on bonds that we believe will
market--will decline in value because     continue to pay interest
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. We do not try to
investor confidence.                     predict overall bond market or
                                         interest rate movements and
                                         generally do not trade for
                                         short-term purposes.
---------------------------------------- ---------------------------------
Industry and security risk: The risk     We limit the amount of the
that the value of securities in a        Series' assets invested in any
particular industry or the value of an   one industry and in any
individual stock or bond will decline    individual security. We also
because of changing expectations for     follow a rigorous selection
the performance of that industry or      process before choosing
for the individual company issuing the   securities for the portfolio.
stock or bond.
--------------------------------------- ---------------------------------
Interest rate risk: The risk that        The Series is subject to
securities will decrease in value if     interest rate risk. We cannot
interest rates rise. The risk is         eliminate that risk, but we do
greater for bonds with longer            strive to manage it by
maturities than for those with shorter   monitoring economic conditions.
maturities.
---------------------------------------- ---------------------------------
Credit risk: The risk that there is      Our careful, credit-oriented
the possibility that a bond's issuer     bond selection and our
will be unable to make timely payments   commitment to hold a
of interest and principal.               diversified selection of
                                         high-yield bonds are designed
Investing in so-called "junk" or         to manage this risk.
"high-yield" bonds entails the risk of
principal loss, which may be greater     We will not purchase more than
than the risk involved in investment     15% of total assets in bonds
grade bonds. High-yield bonds are        which, at the time of purchase,
sometimes issued by companies whose      are rated CCC by S&P or Caa by
earnings at the time of issuance are     Moody's or, if unrated, are of
less than the projected debt service     equivalent quality. If a bond
on the junk bonds.                       held by the Series drops below
                                         this level or goes into
If there were a national credit crisis   default, the Series will begin
or an issuer were to become insolvent,   to sell the security in an
principal values could be adversely      orderly manner, striving to
affected.                                minimize any adverse affect on
                                         the Series.
---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP High Yield Series
---------------------------------------- ----------------------------------
Recession risk: Although the market      In striving to manage this risk,
for high-yield bonds existed through     we allocate assets across a wide
periods of economic downturns, the       range of industry sectors. We
high-yield market grew rapidly during    may emphasize industries that
the long economic expansion which took   have been less susceptible to
place in the United States during the    economic cycles in the past,
1980s. During that economic expansion,   particularly if we believe that
the use of high-yield debt securities    the economy may be entering into
to finance highly leveraged corporate    a period of slower growth.
acquisitions and restructurings
increased dramatically. As a result,
the high-yield market grew
substantially. Some analysts believe a
protracted economic downturn would
severely disrupt the market for
high-yield bonds, adversely affect the
value of outstanding bonds and
adversely affect the ability of
high-yield issuers to repay principal
and interest.

It is likely that protracted periods
of economic uncertainty would cause
increased volatility in the market
prices of high-yield bonds, an
increase in the number of high-yield
bond defaults and corresponding
volatility in a series' net asset
value. In the past, uncertainty and
volatility in the high-yield market
have resulted in volatility in the
Series' net asset value.
---------------------------------------- ----------------------------------
Foreign risk: The risk that foreign      We may invest up to 15% of total
securities may be adversely affected     assets in securities of issuers
by political instability, changes in     domiciled in foreign countries.
currency exchange rates, foreign         When investing in these foreign
economic conditions or lax regulatory    securities, the Series may not
and accounting standards. These risks    invest more than two-thirds of
are significantly higher for emerging    that 15% amount (that is, 10% of
markets securities. Non-dollar           total assets) in any combination
denominated securities also carry the    of non-dollar denominated
risk of adverse changes in foreign       securities and emerging markets
currency exchange rates.                 securities. We carefully
                                         evaluate the reward and risk
Several European countries began         associated with each foreign
participating in the European Economic   security that we consider.
and Monetary Union, which has
established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences of
the euro conversion for foreign
exchange rates, interest rates and the
value of European securities in which
the Series may invest are unclear.
The consequences may adversely affect
the value and/or increase the
volatility of securities held by the
Series.
---------------------------------------- ----------------------------------
                 Risks                     How we strive to manage them
                                          Delaware VIP High Yield Series
---------------------------------------- ----------------------------------
Liquidity risk: The possibility that     A less liquid secondary market
securities cannot be readily sold        may have an adverse effect on
within seven days at approximately the   the Series' ability to dispose
price that a series values them.         of particular issues, when
                                         necessary, to meet the Series'
There is generally no established        liquidity needs or in response
retail secondary market for high-yield   to a specific economic event,
securities. As a result, the secondary   such as the deterioration in the
market for high-yield securities is      creditworthiness of the issuer.
more limited and less liquid than        In striving to manage this risk,
other secondary securities markets.      we evaluate the size of a bond
The high-yield secondary market is       issuance as a way to anticipate
particularly susceptible to liquidity    its likely liquidity level.
problems when the institutions, such
as mutual funds and certain financial    We may invest only 15% of net
institutions, which dominate it          assets in illiquid securities.
temporarily stop buying bonds for
regulatory, financial or other reasons.

Adverse publicity and investor
perceptions may also disrupt the
secondary market for high-yield
securities.
---------------------------------------- ----------------------------------

Derivatives Risk is the possibility      We will use derivatives for
that the Series may experience a         defensive purposes, such as to
significant loss if it employs a         protect gains or hedge against
derivatives strategy (including a        potential losses in the
strategy involving credit default        portfolio without actually
swaps) related to a security or a        selling a security, to
securities index and that security or    neutralize the impact of
index moves in the opposite direction    interest rate changes, to affect
from what the portfolio manager had      diversification or to earn
anticipated. Another risk of             additional income. We will not
derivative transactions is the           use derivatives for reasons
creditworthiness of the counterparty     inconsistent with our investment
because the transaction depends on the   objectives.
willingness and ability of the
counterparty to fulfill its
contractual obligations. Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a series from
using the strategy.
---------------------------------------- ----------------------------------
Valuation risk: When a less liquid       The Series' privately placed
secondary market as described above      high-yield securities are
can make it more difficult for a         particularly susceptible to the
series to obtain precise valuations of   liquidity and valuation risks.
the high-yield securities in its         We will strive to manage this
portfolio. During periods of reduced     risk by carefully evaluating
liquidity, judgment plays a greater      individual bonds and by limiting
role in valuing high-yield securities.   the amount of the portfolio that
                                         can be allocated to privately
                                         placed high-yield securities.
---------------------------------------- ----------------------------------
Redemption risk: If investors redeem     Volatility in the high-yield
more shares of a series than are         market could increase redemption
purchased for an extended period of      risk. We strive to maintain a
time, a series may be required to sell   cash balance sufficient to meet
securities without regard to the         any redemptions. We may also
investment merits of such actions.       borrow money, if necessary, to
This could decrease a series' asset      meet redemptions.
base, potentially resulting in a
higher expense ratio.
---------------------------------------- ----------------------------------
Legislative and regulatory risk: The     We monitor the status of
United States Congress has from time     regulatory and legislative
to time taken or considered              proposals to evaluate any
legislative actions that could           possible effects they might have
adversely affect the high-yield bond     on the Series' portfolio.
market. For example, Congressional
legislation has, with some exceptions,
generally prohibited federally insured
savings and loan institutions from
investing in high-yield securities.
Regulatory actions have also affected
the high-yield market. Similar actions
in the future could reduce liquidity
for high-yield issues, reduce the
number of new high-yield securities
being issued and could make it more
difficult for a series to attain its
investment objective.
---------------------------------------- ----------------------------------
Loans and other direct indebtedness      These risks may not be
involve the risk that the Fund will      completely eliminated, but we
not receive payment of principal,        will attempt to reduce these
interest and other amounts due in        risks through portfolio
connection with these investments and    diversification, credit analysis
will depend primarily on the financial   and attention to trends in the
condition of the borrower. Loans that    economy, industries and
are fully secured offer a Fund more      financial markets. As these
protection than an unsecured loan in     securities may be illiquid, they
the event of non-payment of scheduled    would be subject to the Fund's
interest or principal, although there    restrictions on illiquid
is no assurance that the liquidation     securities.
of collateral from a secured loan
would satisfy the corporate borrower's
obligation, or that the collateral can
be liquidated. Some loans or claims
may be in default at the time of
purchase. Certain of the loans and the
other direct indebtedness acquired by
a Fund may involve revolving credit
facilities or other standby financing
commitments which obligate a Fund to
pay additional cash on a certain date
or on demand. These commitments may
require a Fund to increase its
investment in a company at a time when
that Fund might not otherwise decide
to do so (including at a time when the
company's financial condition makes it
unlikely that such amounts will be
repaid). To the extent that a Fund is
committed to advance additional funds,
it will at all times hold and maintain
in a segregated account cash or other
high-grade debt obligations in an
amount sufficient to meet such
commitments.

As a Fund may be required to rely upon
another lending institution to collect
and pass onto the Fund amounts payable
with respect to the loan and to
enforce the Fund's rights under the
loan and other direct indebtedness, an
insolvency, bankruptcy or
reorganization of the lending
institution may delay or prevent the
Fund from receiving such amounts. The
highly leveraged nature of many such
loans and other direct indebtedness
may make such loans and other direct
indebtedness especially vulnerable to
adverse changes in economic or market
conditions. Investments in such loans
and other direct indebtedness may
involve additional risk to the Fund.
---------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio manager
Timothy L. Rabe has  primary  responsibility  for making  day-to-day  investment decisions  for  Delaware  VIP  High  Yield  Series.  Mr.  Rabe  assumed  primary responsibility for the Series in July 2002.

Timothy L. Rabe,  Senior Vice  President/Senior  Portfolio  Manager,  received a bachelor's  degree in finance from the University of Illinois.  Prior to joining
Delaware  Investments in 2000, Mr. Rabe was a high-yield  portfolio  manager for
Conseco  Capital  Management.  Before  that,  he worked as a tax analyst for The
Northern Trust Company. He is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio manager
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio manager" for information about the portfolio manager of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable  contract  salesperson is eligible  to  receive up to 0.30%  12b-1 fee  applicable  to Service  Class shares.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%, however  the  Distributor  has  contracted  to limit  this  amount to 0.25%
     through [date].

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation

When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. This information has been audited by [ ] LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP High Yield Series                          Service Class
                                                                                            5/1/00(2)
                                                        Year Ended                              to
                                                           12/31                              12/31/00
                                       2005        2004       2003        2002     2001(1)

Net asset value, beginning of period             $5.680     $4.780      $5.220      $6.000      $6.690

Income (loss) from investment
operations:
Net investment income(3)                          0.423      0.477       0.510       0.578       0.474
Net realized and unrealized gain
 (loss) on investments                            0.334      0.809      (0.424)     (0.818)     (1.164)
Total from investment operations                  0.757      1.286       0.086      (0.240)     (0.690)

Less dividends and distributions
from:
Net investment income                            (0.337)    (0.386)     (0.526)     (0.540)       ----
Total dividends and distributions                 0.337)    (0.386)     (0.526)     (0.540)       ----

Net asset value, end of period                   $6.100     $5.680      $4.780      $5.220      $6.000

Total return(4)                                   14.02%     28.61%       1.65%      (4.38%)    (10.31%)

Ratios and supplemental data:
Net assets, end of period (000
 omitted)                                      $103,983    $68,295     $13,529      $5,715        $850
Ratio of expenses to average net
 assets                                            1.00%      0.99%       0.93%       0.94%       0.93%
Ratio of expenses to average net
 assets prior to expense limitation
 and expenses paid indirectly                      1.05%      1.02%       0.93%       0.94%       0.93%
Ratio of net investment income to
 average net assets                                7.41%      9.11%      10.81%      10.67%      11.00%
Ratio of net investment income to
 average net assets prior to expense
 limitation and expenses paid
 indirectly                                        7.36%      9.08%      10.81%      10.67%      11.00%
Portfolio turnover                                  429%       716%        587%        557%        226%

(1)  As required,  effective  January 1, 2001, the Series adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended  December 31, 2001 was an increase in net  investment  income per share of $0.007,  a decrease in net realized and  unrealized  gain  (loss) per share of $0.007,  and an  increase in the ratio of net  investment  income to average net assets of 0.13%.  Per share data and ratios for periods prior to January 1, 2001 have not been restated
     to reflect this change in accounting.

(2)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(3)  The  average  shares  outstanding  method  has been  applied  for per share information.

(4)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

Delaware VIP High Yield Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP High Yield Series
(Service Class)                                           246493829

                               DELAWARE VIP TRUST
                        Delaware VIP Select Growth Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This Prospectus  offers the Delaware VIP Select Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                     page
Delaware VIP Select Growth Series

How we manage the Series                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                       page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                       page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                         page

Overview:  Delaware VIP Select Growth Series

What is the Series' goal?
Delaware VIP Select Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in common stocks  of  companies  that  we  believe  have  long-term  capital  appreciation potential  and are  expected to grow faster than the U.S.  economy.  We consider companies of any size or market  capitalization.  Using a bottom up approach, we seek to  select  securities  we  believe  have  large-end  market  potential  or dominance of a profitable niche market, dominant business models and strong free cash flow  generation  that are  attractively  priced  compared to the intrinsic value of the securities.  We also consider a company's operational efficiencies,
management's  plans  for  capital  allocation  and  the  company's   shareholder
orientation.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your  investment in the Series will increase or decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This  Series  will be  particularly  affected  by  declines in stock prices,  which tend to  fluctuate  more than bond  prices.  Stock  prices may be negatively  affected  by a drop  in the  stock  market  or poor  performance  in
specific  companies  or  industries.   Stocks  of  companies  with  high  growth
expectations may be more susceptible to price declines if they do not meet those high expectations.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors seeking exposure to capital  appreciation  opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Select Growth Series  Standard  Class.  We show the returns for the past six calendar  years,  as well as average annual returns for one year,  five years and since  inception.  The Series' past  performance  does not necessarily indicate  how it will  perform in the  future.  The returns  reflect  applicable voluntary and  contractual  expense caps. The returns would be lower without the voluntary and contractual  caps.  Moreover,  the performance  presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Select Growth Series Standard Class)]

Year-by-year total return (Delaware VIP Select Growth Series Standard Class)

-------------- ------------ ------------ ----------- ------------
         2000         2001         2002        2003         2005
-------------- ------------ ------------ ----------- ------------
      -22.46%      -23.78%      -32.53%      39.46%      [    ]%
-------------- ------------ ------------ ----------- ------------

During the periods  illustrated in this bar chart, the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

----------------------- ----------------------------- -----------------------
                                Delaware VIP               Russell 3000
                            Select Growth Series
                               Standard Class             Growth(R)Index
----------------------- ----------------------------- -----------------------
1 year                              [ ]%                       [ ] %
----------------------- ----------------------------- -----------------------
5 years                             [ ]%                       [ ] %
----------------------- ----------------------------- -----------------------
Lifetime
(Inception 5/3/99)                  [ ]%                       [ ] %
----------------------- ----------------------------- -----------------------

The  Series'  returns  are  compared  to the  performance  of the  Russell  3000
Growth(R)Index.  The Russell 3000  Growth(R)Index  measures the  performance  of those Russell 3000 Growth(R)Index companies with higher price-to-book ratios and higher forecasted growth values. You should remember that unlike the Series, the index is  unmanaged  and does not reflect the costs of  operating a mutual fund, such as the costs of buying, selling and holding securities.

*    The Russell 3000  Growth(R)Index  reports  returns on a monthly basis as of the last day of the  month as of the  last day of the  month.  This  figure reflects the return from May 31, 1999 through December 31, 2005.

What are the Series' fees and expenses? (1)

----------------------------------------- --------------------------------------------- ----------
You do not pay sales charges directly     Maximum sales charge (load) imposed on             none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Standard Class.        --------------------------------------------- ----------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price,
                                          whichever is lower                                 none
                                          --------------------------------------------- ----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                               none
                                          --------------------------------------------- ----------
                                          Redemption fees                                    none
                                          --------------------------------------------- ----------
                                          Exchange fees                                      none

----------------------------------------- --------------------------------------------- ----------
Annual Series operating expenses are
deducted from the Series' assets.         Management fees                                   0.75%
                                          --------------------------------------------- ----------
                                          Distribution and service (12b-1) fees              none
                                          --------------------------------------------- ----------
                                          Other expenses                                    [  ]%
                                          --------------------------------------------- ----------
                                          Total operating expenses                          [  ]%
                                          --------------------------------------------- ----------
                                          Fee waivers and payments(2)                       [  ]%
                                          --------------------------------------------- ----------
                                          Net expenses                                      [  ]%

----------------------------------------- --------------------------------------------- ----------
This example is intended to help you
compare the cost of investing in the
Series to the cost of investing in other
mutual funds with similar investment
objectives. We show the cumulative
amount of Series expenses on a
hypothetical investment of $10,000 with   1 year                                            $[  ]
an annual 5% return over the time         --------------------------------------------- ----------
shown.(3) This is an example only, and    3 years                                           $[  ]
does not represent future expenses,       --------------------------------------------- ----------
which may be greater or less              5 years                                           $[  ]
than those shown here.                    --------------------------------------------- ----------
                                          10 years                                          $[  ]

----------------------------------------- --------------------------------------------- ----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.90% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies

Delaware VIP Select Growth Series  strives to identify  companies that offer the potential for long-term price appreciation because they are likely to experience sustainable  free cash flow  growth.  Using a bottom  up  approach,  we look for companies that:

-have  large-end  market  potential or dominance of a profitable  niche  market, dominant business models and strong free cash flow generation;
-demonstrate operational and scale efficiencies;
-have demonstrated expertise for capital allocation; and
-have clear shareholder oriented governance and compensation policies.

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Series. Specifically,  we look for structural changes in the economy, industry or product cycle changes, or changes in management,  targeting those companies that can best capitalize on such changes.

All of these factors give us insight into the outlook for a company,  helping us to identify  companies poised for sustainable free cash flow growth.  We believe that  sustainable  free cash flow  growth,  if it  occurs,  may  result in price appreciation for the company's stock.

We  maintain  a  diversified  portfolio,  typically  holding a mix of  different stocks,  representing a wide array of industries  and a mix of small  companies, medium-size companies and large companies.

Delaware VIP Select Growth Series uses the same investment  strategy as Delaware
Select Growth Fund, a separate fund in the Delaware Investments family, although performance  may differ  depending  on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

---------------------------------------------------------------- --------------------------------------------------------------
                          Securities                                                    How we use them
                                                                               Delaware VIP Select Growth Series
---------------------------------------------------------------- --------------------------------------------------------------
Common stocks: Securities that represent shares of ownership     We invest at least 65% of the Series' total assets in
in a corporation. Stockholders participate in the                equity securities (including common stocks and convertible
corporation's profits and losses, proportionate to the number    securities). Generally, however, we invest 90% to 100% of
of shares they own.                                              net assets in common stock. We may invest in companies of
                                                                 any size.

---------------------------------------------------------------- --------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as     Typically, we use repurchase agreements as a short-term
the Series, and a seller of securities in which the seller       investment for the Series' cash position. In order to enter
agrees to buy the securities back within a specified time at     into these repurchase agreements, the Series must have
the same price the buyer paid for them, plus an amount equal     collateral of 102% of the repurchase price.  The Series will
to an agreed upon interest rate. Repurchase agreements are       only enter into repurchase agreements in which the
often viewed as equivalent to cash.                              collateral is comprised of U.S. government securities.

---------------------------------------------------------------- --------------------------------------------------------------
Restricted securities: Privately placed securities whose         We may invest in privately placed securities, including
resale is restricted under securities law.                       those that are eligible for resale only among certain
                                                                 institutional buyers without registration which are commonly known as Rule 144A Securities. Restricted securities that
                                                                 are determined to be illiquid may not exceed the Series' 15%
                                                                 limit on illiquid securities, which is described below.

---------------------------------------------------------------- --------------------------------------------------------------
Illiquid securities: Securities that do not have a ready         We may invest up to 15% of the Series' net assets in
market, and cannot be easily sold within seven days at           illiquid securities.
approximately the price that a fund has valued them.

---------------------------------------------------------------- --------------------------------------------------------------

The Series may also invest in other securities including futures,  options, debt securities of government or corporate issuers and investment company securities.
The Series may invest up to 10% of net assets in foreign  securities  including, but not limited to American Depositary Receipts and Global Depositary  Receipts;
however,  the manager has no present  intention to do so. Please see the SAI for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
broker/dealers   and  institutional   investors  for  their  use  in  securities
transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions;  to the extent that it does so, the  Series  may not meet its  investment  objective.  The  Series  will not purchase new securities if borrowing exceeds 5% of net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all of its assets in high  quality  fixed-income  securities,  cash or cash equivalents.  To the  extent  it holds  these  securities,  it may be  unable to achieve its investment objective.

Portfolio  turnover It is possible that the Series'  annual  portfolio  turnover could be greater than 100%. A turnover rate of 100% would occur if a Series sold and replaced securities valued at 100% of its net assets within one year, if for example,  the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in increased  transaction  costs and tax  liability for investors and may affect the Series' performance.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP Select Growth  Series.  Please see the
SAI for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------- -----------------------------------------------------------
                           Risks                                             How we strive to manage them
                                                                          Delaware VIP Select Growth Series
------------------------------------------------------------- -----------------------------------------------------------
Market risk: The risk that all or a majority of the           We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond      stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as    frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor          not try to predict overall stock market movements and
confidence.                                                   though we may hold securities for any amount of time, we
                                                              typically do not trade for short-term purposes.

------------------------------------------------------------- -----------------------------------------------------------
Industry and security risk: The risk that the value of        We limit the amount of the Series' assets invested in any
securities in a particular industry or the value of an        one industry and in any individual security. We also
individual stock or bond will decline because of changing     follow a rigorous selection process before choosing
expectations for the performance of that industry or for      securities and continuously monitor them while they
the individual company issuing the stock.                     remain in the portfolio.

------------------------------------------------------------- -----------------------------------------------------------
Company size risk: The risk that prices of small and          The Series seeks opportunities among companies of all
medium-size companies may be more volatile than larger        sizes.  Because its portfolio does not concentrate
companies because of limited financial resources or           specifically on small or medium-size companies, this risk
dependence on narrow product lines.                           may be balanced by our holdings of large companies.

------------------------------------------------------------- -----------------------------------------------------------
Interest rate risk: The risk that securities will decrease    We analyze each company's financial situation and its
in value if interest rates rise. The risk is generally        cash flow to determine the company's ability to finance
associated with bonds; however, because small and             future expansion and operations.  The potential affect
medium-size companies often borrow money to finance their     that rising interest rates might have on a stock is taken
operations, they may be adversely affected by rising          into consideration before the stock is purchased.
interest rates.

------------------------------------------------------------- -----------------------------------------------------------
Liquidity risk: The possibility that securities cannot be     We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.
------------------------------------------------------------- -----------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager

The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ] % average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Jeffrey S. Van Harte,  Christopher  J.  Bonavico,  Kenneth F. Broad,  Patrick G.
Fortier and Daniel J. Prislin have primary  responsibility for making day-to-day investment decisions for the Fund. Messrs. Van Harte,  Bonavico,  Broad, Fortier
and Prislin assumed responsibility for the Fund in May 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Kenneth F. Broad, Vice  President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 2000, Mr. Broad was a portfolio  manager with
The Franklin  Templeton Group and was a consultant in the Business Valuation and
Merger & Acquisition  Group at KPMG Peat Marwick.  Mr. Broad received his M.B.A.
from the  University  of  California  at Los  Angeles and  bachelor's  degree in economics from Colgate University, and is a CFA charterholder.

Patrick  G.  Fortier,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments as a portfolio manager on the Focus Growth team. He spent five years as a  portfolio  manager at  Transamerica  Investment  Management,  LLC.  Before
joining Transamerica in 2000, he worked for OLDE Equity Research,  Detroit, as a sell-side equity analyst,  focusing on commodity  research,  particularly in the oil/energy area. Mr. Fortier received his bachelor's  degree in finance from the
University of Kentucky and is a CFA  charterholder  and a member of the Security
Analysts of San Francisco.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of the securities in the Series.

Who's who?
The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., One Commerce Square, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

-------------------------------- ----------------------
                                    Standard Class*
-------------------------------- ----------------------
Commission (%)                             -
-------------------------------- ----------------------
Fee to Dealer                            0.25%
-------------------------------- ----------------------

*    Your variable  contract  salesperson may be eligible to receive up to 0.25%
     fee  applicable to Standard  Class shares.  The  Distributor  may make such payments out of its own resources to life  companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. This information has been audited by [ ] LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- -------------------------------------------------------------------------
Delaware VIP Select Growth Series                                     Standard Class
-------------------------------------------- -------------------------------------------------------------------------
                                                                        Year Ended
                                                                           12/31
-------------------------------------------- ---------- ------------ ----------- ------------ ------------ -----------
                                                  2005         2004        2003         2002         2001        2000
-------------------------------------------- ---------- ------------ ----------- ------------ ------------ -----------

Net asset value, beginning of period                         $7.810      $5.600       $8.300      $10.890     $14.300

Income (loss) from investment operations:
Net investment income (loss)(1)                              (0.011)     (0.016)      (0.024)      (0.019)     (0.040)
Net realized and unrealized gain (loss)
   on investments                                             0.661       2.226       (2.676)      (2.571)     (3.078)
                                                           -------      -------      -------      -------     -------
Total from investment operations                              0.650       2.210       (2.700)      (2.590)     (3.118)
                                                           -------      -------      -------      -------     -------

Less dividends and distributions from:
Net investment income                                         -----       -----        -----        -----      (0.007)
Net realized gain on investments                               ----        ----         ----         ----      (0.285)
                                                            -------     -------      -------      -------     -------
Total dividends and distributions                              ----        ----         ----         ----      (0.292)
                                                            -------     -------      -------      -------     -------

Net asset value, end of period                               $8.460      $7.810       $5.600       $8.300     $10.890
                                                            =======     =======      =======      =======     =======

Total return(2)
                                                               8.32%      39.46%      (32.53%)     (23.78%)    (22.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $20,493     $23,089      $27,056      $55,104     $80,443
Ratio of expenses to average net assets                        0.83%       0.83%        0.86%        0.85%       0.82%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                    0.83%       0.83%        0.86%        0.88%       0.89%
Ratio of net investment income (loss) to
   average net assets                                         (0.14%)     (0.24%)      (0.35%)      (0.22%)     (0.30%)
Ratio of net investment income (loss) to
   average net assets prior to expense
   limitation and expenses paid indirectly                    (0.14%)     (0.24%)      (0.35%)      (0.25%)     (0.37%)
Portfolio turnover                                               86%         72%         106%         135%        158%
-------------------------------------------- ---------- ------------ ----------- ------------ ------------ -----------

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware VIP Select Growth Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the  SAI by  writing  to us at One
Commerce Square, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                      CUSIP
Delaware VIP Select Growth Series
(Standard Class)                                      246493696

                               DELAWARE VIP TRUST
                        Delaware VIP Select Growth Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2005

This Prospectus  offers the Delaware VIP Select Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                     page
Delaware VIP Select Growth Series

How we manage the Series                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                       page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                       page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                         page

Overview:  Delaware VIP Select Growth Series

What is the Series' goal?
Delaware VIP Select Growth Series seeks long-term capital appreciation. Although the Series will strive to achieve its goal, there is no assurance that it will.

What are the Series' main investment  strategies?  We invest primarily in common stocks  of  companies  that  we  believe  have  long-term  capital  appreciation potential  and are  expected to grow faster than the U.S.  economy.  We consider companies of any size or market  capitalization.  Using a bottom up approach, we seek to  select  securities  we  believe  have  large-end  market  potential  or dominance of a profitable niche market, dominant business models and strong free cash flow  generation  that are  attractively  priced  compared to the intrinsic value of the securities.  We also consider a company's operational efficiencies,
management's  plans  for  capital  allocation  and  the  company's   shareholder
orientation.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your  investment in the Series will increase or decrease  according  to changes in the value of the  securities  in the  Series'
portfolio.  This  Series  will be  particularly  affected  by  declines in stock prices,  which tend to  fluctuate  more than bond  prices.  Stock  prices may be negatively  affected  by a drop  in the  stock  market  or poor  performance  in
specific  companies  or  industries.   Stocks  of  companies  with  high  growth
expectations may be more susceptible to price declines if they do not meet those high expectations.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors seeking exposure to capital  appreciation  opportunities across a broad range of industry sectors and company sizes.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP Select Growth Series  Service  Class.  We show returns for the past five calendar  years,  as well as average  annual returns for one year and since inception.  The Series' past  performance  does not necessarily  indicate how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.  The returns would be lower  without the expense  caps.  Please see footnotes 2 and 3 on page [ ] for additional information about the expense caps.
Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (Delaware  VIP
Select Growth Series Service Class)]

Year-by-year total return (Delaware VIP Select Growth Series Service Class)

-------------- ------------ ------------ ----------- ------------
         2001         2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
      -23.90%      -32.61%       39.07%       8.12%     [     ]%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

-------------------- -------------------------- --------------------------
                            Delaware VIP               Russell 3000
                        Select Growth Series
                            Service Class             Growth(R)Index
-------------------- -------------------------- --------------------------
1 year                          [ ]%                   [        ]%
-------------------- -------------------------- --------------------------
Lifetime
(Inception 5/1/00)              [ ]%                   [        ]%
-------------------- -------------------------- --------------------------

The  Series'  returns  are  compared  to the  performance  of the  Russell  3000
Growth(R)Index.  The Russell 3000 Growth(R)  Index  measures the  performance of those Russell 3000 Index companies with higher  price-to-book  ratios and higher forecasted growth values.  You should remember that unlike the Series, the index is unmanaged and does not reflect the costs of operating a mutual fund,  such as the costs of buying, selling and holding securities.

*    The Russell 3000 Growth Index reports  returns on a monthly basis as of the last day of the month.  This figure  reflects  the return from May 31, 2000 through December 31, 2005.

What are the Series' fees and expenses? (1)

----------------------------------------- --------------------------------------------- ----------
Sales charges are fees paid directly      Maximum sales charge (load) imposed on
from your investments when you buy or     purchases as a percentage of offering price        none
sell shares of the Service Class.         --------------------------------------------- ----------
                                          Maximum contingent deferred sales charge
                                          (load) as a percentage of original purchase
                                          price or redemption price,
                                          whichever is lower                                 none
                                          --------------------------------------------- ----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                               none
                                          --------------------------------------------- ----------
                                          Redemption fees                                    none
                                          --------------------------------------------- ----------
                                          Exchange fees                                      none

----------------------------------------- --------------------------------------------- ----------
Annual Series operating expenses are
deducted from the Series' assets.         Management fees                                   0.75%
                                          --------------------------------------------- ----------
                                          Distribution and service (12b-1) fees (2)         0.30%
                                          --------------------------------------------- ----------
                                          Other expenses                                    [  ]%
                                          --------------------------------------------- ----------
                                          Total operating expenses                          [  ]%
                                          --------------------------------------------- ----------
                                          Fee waivers and payments(2,3)                     [  ]%
                                          --------------------------------------------- ----------
                                          Net expenses                                      [  ]%

----------------------------------------- --------------------------------------------- ----------
This example is intended to help you
compare the cost of investing in the
Series to the cost of investing in other
mutual funds with similar investment
objectives. We show the cumulative
amount of Series expenses on a
hypothetical investment of $10,000 with   1 year                                            $[  ]
an annual 5% return over the time         --------------------------------------------- ----------
shown.(4) This is an example only, and    3 years                                           $[  ]
does not represent future expenses,       --------------------------------------------- ----------
which may be greater or less              5 years                                           $[  ]
than those shown here.                    --------------------------------------------- ----------
                                          10 years                                          $[  ]

----------------------------------------- --------------------------------------------- ----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through [date] to no more than 0.25% of average daily net assets.

(3)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.90% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies

Delaware VIP Select Growth Series  strives to identify  companies that offer the potential for long-term price appreciation because they are likely to experience sustainable  free cash flow  growth.  Using a bottom  up  approach,  we look for companies that:

-have  large-end  market  potential or dominance of a profitable  niche  market, dominant business models and strong free cash flow generation;
-demonstrate operational and scale efficiencies;
-have demonstrated expertise for capital allocation; and
-have clear shareholder oriented governance and compensation policies.

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Series. Specifically,  we look for structural changes in the economy, industry or product cycle changes, or changes in management,  targeting those companies that can best capitalize on such changes.

All of these factors give us insight into the outlook for a company,  helping us to identify  companies poised for sustainable free cash flow growth.  We believe that  sustainable  free cash flow  growth,  if it  occurs,  may  result in price appreciation for the company's stock.

We  maintain  a  diversified  portfolio,  typically  holding a mix of  different stocks,  representing a wide array of industries  and a mix of small  companies, medium-size companies and large companies.

Delaware VIP Select Growth Series uses the same investment  strategy as Delaware
Select Growth Fund, a separate fund in the Delaware Investments family, although performance  may differ  depending  on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

-------------------------------------------------------------------- ---------------------------------------------------------
                            Securities                                                   How we use them
                                                                                Delaware VIP Select Growth Series
-------------------------------------------------------------------- ---------------------------------------------------------
Common stocks: Securities that represent shares of ownership in a    We invest at least 65% of the Series' total assets in
corporation. Stockholders participate in the corporation's profits   equity securities (including common stocks and
and losses, proportionate to the number of shares they own.          convertible securities). Generally, however, we invest
                                                                     90% to 100% of net assets in common stock. We may
                                                                     invest in companies of any size.

-------------------------------------------------------------------- ---------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as the     Typically, we use repurchase agreements as a short-term
Series, and a seller of securities in which the seller agrees to     investment for the Series' cash position. In order to
buy the securities back within a specified time at the same price    enter into these repurchase agreements, the Series must
the buyer paid for them, plus an amount equal to an agreed upon      have collateral of 102% of the repurchase price. The
interest rate. Repurchase agreements are often viewed as             Series will only enter into repurchase agreements in
equivalent to cash.                                                  which the collateral is comprised of U.S. government
                                                                     securities.

-------------------------------------------------------------------- ---------------------------------------------------------
Restricted securities: Privately placed securities whose resale is   We may invest in privately placed securities, including
restricted under securities law.                                     those that are eligible for resale only among certain
                                                                     institutional buyers without registration which are
                                                                     commonly known as Rule 144A Securities. Restricted
                                                                     securities that are determined to be illiquid may not
                                                                     exceed the Series' 15% limit on illiquid securities,
                                                                     which is described below.

-------------------------------------------------------------------- ---------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,     We may invest up to 15% of the Series' net assets in
and cannot be easily sold within seven days at approximately the     illiquid securities.
price that a fund has valued them.
-------------------------------------------------------------------- ---------------------------------------------------------

The Series may also invest in other securities including futures,  options, debt securities of government or corporate issuers and investment company securities.
The Series may invest up to 10% of net assets in foreign  securities  including, but not limited to American Depositary Receipts and Global Depositary  Receipts;
however,  the manager has no present  intention to do so. Please see the SAI for additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified
broker/dealers   and  institutional   investors  for  their  use  in  securities
transactions. These transactions, if any, may generate additional income for the
Series.

Purchasing securities on a when-issued or delayed delivery basis Consistent with its investment  objective,  the Series may invest in U.S. government  securities and corporate debt obligations on a when-issued or delayed delivery basis;  that is, paying for securities  before  delivery or taking  delivery at a later date.
These transactions  involve commitments to buy a new issue with settlement up to
60 days later. During the time between the commitment and settlement, the Series does not accrue interest, but the market value of the bonds may fluctuate.  This can result in the Series' share value increasing or decreasing.  The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions;  to the extent that it does so, the  Series  may not meet its  investment  objective.  The  Series  will not purchase new securities if borrowing exceeds 5% of net assets.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all of its assets in high  quality  fixed-income  securities,  cash or cash equivalents.  To the  extent  it holds  these  securities,  it may be  unable to achieve its investment objective.

Portfolio  turnover It is possible that the Series'  annual  portfolio  turnover could be greater than 100%. A turnover rate of 100% would occur if a Series sold and replaced securities valued at 100% of its net assets within one year, if for example,  the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently  traded a single  security.  High turnover can result in increased  transaction  costs and tax  liability for investors and may affect the Series' performance.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Delaware VIP Select
Growth Series. Please see the SAI Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------ ---------------------------------------------------------
                           Risks                                           How we strive to manage them
                                                                        Delaware VIP Select Growth Series
------------------------------------------------------------ ---------------------------------------------------------
Market risk: The risk that all or a majority of the          We maintain a long-term investment approach and focus
securities in a certain market-like the stock or bond        on stocks we believe can appreciate over an extended
market-will decline in value because of factors such as      time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and though we may hold securities for any amount of
                                                             time, we typically do not trade for short-term purposes.

------------------------------------------------------------ ---------------------------------------------------------
Industry and security risk: The risk that the value of       We limit the amount of the Series' assets invested in
securities in a particular industry or the value of an       any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process before
expectations for the performance of that industry or for     choosing securities and continuously monitor them while
the individual company issuing the stock.                    they remain in the portfolio.

------------------------------------------------------------ ---------------------------------------------------------
Company size risk: The risk that prices of small and         The Series seeks opportunities among companies of all
medium-size companies may be more volatile than larger       sizes. Because its portfolio does not concentrate
companies because of limited financial resources or          specifically on small or medium-size companies, this
dependence on narrow product lines.                          risk may be balanced by our holdings of large companies.

------------------------------------------------------------ ---------------------------------------------------------
Interest rate risk: The risk that securities will decrease   We analyze each company's financial situation and its
in value if interest rates rise. The risk is generally       cash flow to determine the company's ability to finance
associated with bonds; however, because small and            future expansion and operations. The potential affect
medium-size companies often borrow money to finance their    that rising interest rates might have on a stock is
operations, they may be adversely affected by rising         taken into consideration before the stock is purchased.
interest rates.

------------------------------------------------------------ ---------------------------------------------------------
Liquidity risk: The possibility that securities cannot be    We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a series values them.

------------------------------------------------------------ ---------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers

Jeffrey S. Van Harte,  Christopher  J.  Bonavico,  Kenneth F. Broad,  Patrick G.
Fortier and Daniel J. Prislin have primary  responsibility for making day-to-day investment decisions for the Fund. Messrs. Van Harte,  Bonavico,  Broad, Fortier
and Prislin assumed responsibility for the Fund in May 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Kenneth F. Broad, Vice  President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 2000, Mr. Broad was a portfolio  manager with
The Franklin  Templeton Group and was a consultant in the Business Valuation and
Merger & Acquisition  Group at KPMG Peat Marwick.  Mr. Broad received his M.B.A.
from the  University  of  California  at Los  Angeles and  bachelor's  degree in economics from Colgate University, and is a CFA charterholder.

Patrick  G.  Fortier,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments as a portfolio manager on the Focus Growth team. He spent five years as a  portfolio  manager at  Transamerica  Investment  Management,  LLC.  Before
joining Transamerica in 2000, he worked for OLDE Equity Research,  Detroit, as a sell-side equity analyst,  focusing on commodity  research,  particularly in the oil/energy area. Mr. Fortier received his bachelor's  degree in finance from the
University of Kentucky and is a CFA  charterholder  and a member of the Security
Analysts of San Francisco.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of the securities in the Series.

Who's who?
The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

-------------------------------- ----------------------
                                    Service Class*
-------------------------------- ----------------------
Commission (%)                             -
-------------------------------- ----------------------
12b-1 Fee to Dealer                      0.30%
-------------------------------- ----------------------

*    Pursuant to the Series' 12b-1 Plan, your variable  contract  salesperson is eligible  to  receive up to 0.30%  12b-1 fee  applicable  to Service  Class shares.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%, however  the  Distributor  has  contracted  to limit  this  amount to 0.25%
     through [date].

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series share. This information has been audited by [ ] LLP, whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

-------------------------------------------- ------------------------------------------------------- ------------
Delaware VIP Select Growth Series                             Service Class
-------------------------------------------- ------------------------------------------------------- ------------
                                                                Year Ended
                                                                  12/31                               5/1/00(1)
                                                                                                          to
                                                                                                      12/31/00
-------------------------------------------- -------- ---------- ------------ ---------- ----------- ------------
                                                2005       2004         2003       2002        2001
-------------------------------------------- -------- ---------- ------------ ---------- ----------- ------------

Net asset value, beginning of period                     $7.760       $5.580     $8.280     $10.880      $13.160

Income (loss) from investment operations:
Net investment loss(2)                                   (0.030)      (0.030)    (0.034)     (0.032)      (0.043)
Net realized and unrealized gain (loss)
   on investments                                         0.660        2.210     (2.666)     (2.568)      (2.237)
                                                        -------      -------    -------     -------      -------
Total from investment operations                          0.630        2.180     (2.700)     (2.600)      (2.280)
                                                        -------      -------    -------     -------      -------

Net asset value, end of period                           $8.390       $7.760     $5.580      $8.280      $10.880
                                                        =======      =======    =======     =======      =======

Total return(3)                                            8.12%       39.07%    (32.61%)    (23.90%)     (17.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $5,148       $5,670     $7,018     $14,498      $16,916
Ratio of expenses to average net assets                    1.08%        1.05%      1.01%       1.00%        0.99%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                1.13%        1.08%      1.01%       1.03%        1.06%
Ratio of net investment loss to average
   net assets                                             (0.39%)      (0.46%)    (0.50%)     (0.37%)      (0.48%)
Ratio of net investment loss to average
   net assets prior to expense limitation
   and expenses paid indirectly                           (0.44%)      (0.49%)    (0.50%)     (0.40%)      (0.55%)
Portfolio turnover                                           86%          72%       106%        135%         158%
-------------------------------------------- -------- ---------- ------------ ---------- ----------- ------------

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

Delaware VIP Select Growth Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                  CUSIP
Delaware VIP Select Growth Series
(Service Class)                                   246493712

                               DELAWARE VIP TRUST
                         Delaware VIP U.S. Growth Series

                                 Standard Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April [ ], 2006

This  Prospectus  offers the Delaware VIP U.S.  Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                         page
Delaware VIP U.S. Growth Series

How we manage the Series                                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                           page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                           page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                             page

Overview:  Delaware VIP U.S. Growth Series

What is the Series' goal?
Delaware VIP U.S. Growth Series seeks long-term capital  appreciation.  Although the Series will strive to achieve its  investment  goal,  there is no  assurance that it will.

What are the Series' main investment strategies?
The Series invests  primarily in common stocks.  The Series invests primarily in companies that we believe have long-term capital appreciation  potential and are expected to grow faster than the U.S. economy.  Using a bottom up approach,  the
Series seeks to select  securities it believes have large-end market  potential, dominant  business  models  and  strong  free  cash  flow  generation  that  are attractively  priced  compared to the  intrinsic  value of the  securities.  The
Series also considers a company's operational  efficiencies,  management's plans for capital allocation and the company's shareholder  orientation.  All of these factors give us insight  into the outlook for a company,  helping us to identify companies  poised for a  sustainable  free cash flow  growth.  We  believe  that sustainable free cash growth, if it occurs, may result in price appreciation for the company's stock. Whether companies provide dividend income and the amount of income  they  provide  will not be a  primary  factor in the  Series'  selection decisions. The Series may sell a security if it no longer believes that security is likely to contribute to meeting the investment  objective of the Series or if there are other opportunities that appear more attractive.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and may be changed without shareholder approval.  However,  shareholders will be given  notice at least 60 days  prior to any such  change.  The  Series may also invest  up to 20% of the  Series'  assets  in  debt  securities  and  bonds.  In addition,  the Series  may invest in  convertible  bonds,  preferred  stocks and convertible preferred stocks,  provided that these investments,  when aggregated with the  Series'  debt  securities  and bonds,  do not exceed 35% of the Fund's assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over  time,  the price of Series  shares  will  increase  and  decrease according to changes in the value of the Series'  investments.  This Series will be  particularly  affected by changes in stock  prices,  which tend to fluctuate more than bond prices.  Stock prices may be  negatively  affected by declines in the stock market or poor performance in specific industries or companies. Stocks of companies  with high growth  expectations  may be more  susceptible  to price declines if they do not meet those high expectations.

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.
o    Investors  looking for a fund that can be a complement to  income-producing or value-oriented investments.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP U.S.  Growth Series Standard Class. We show the return for the past six calendar  years,  as well as average annual returns for one year, five years and since inception.  The Series' past performance does not necessarily indicate how it will perform in the future. The returns reflect applicable  voluntary and contractual  expense caps.  The returns would be lower without the voluntary and contractual  caps.  Moreover,  the  performance  presented  does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING TOTAL RETURN  (Delaware  VIP U.S.  Growth
Series Standard Class)]

Year-by-year total return (Delaware VIP U.S. Growth Series Standard Class)

-------------- ------------ ------------ ----------- ------------ ------------
         2000         2001         2002        2003         2004         2005
-------------- ------------ ------------ ----------- ------------ ------------
       -4.16%      -24.47%      -29.24%      23.75%        3.30%       [   ]%
-------------- ------------ ------------ ----------- ------------ ------------

During the periods  illustrated in this bar chart,  the Standard  Class' highest quarterly  return was [ ]% for the quarter ended [date] and its lowest quarterly return was [ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

--------------------- ----------------------------- ---------------
                              Delaware VIP          Russell 1000
                      U.S. Growth Series Standard   Growth(R)Index
                                 Class
--------------------- ----------------------------- ---------------
1 year                            [ ]%                  [ ]%
--------------------- ----------------------------- ---------------
5years                            [ ]%                  [ ]%
--------------------- ----------------------------- ---------------
Lifetime                          [ ]%                  [ ]%
(Inception 11/15/99)
--------------------- ----------------------------- ---------------

The  Series'  returns  are  compared  to the  performance  of the  Russell  1000
Growth(R)Index.  The Russell 1000  Growth(R)  Index is an unmanaged  index which
measures  the   performance   of  Russell  1000  Index   companies  with  higher
price-to-book  ratios and higher forecasted  growth values.  You should remember that unlike the Series,  the index is unmanaged  and doesn't  reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  The  performance of the index is calculated  beginning the first month-end after the Series'  inception if the Series'  inception was not a month-end.

*    The Russell 1000  Growth(R)Index  reports  returns on a monthly basis as of the last day of the month.  This figure  reflects the return from  November
     30, 1999 through December 31, 2005.

What are the Series' fees and expenses? (1)

----------------------------------------- ------------------------------------------------ -----------
You do not pay sales charges directly     Maximum sales charge (load) imposed on                 none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Standard Class.        ------------------------------------------------ -----------
                                          Maximum contingent deferred sales charge (load)        none
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower
                                          ------------------------------------------------ -----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                   none
                                          ------------------------------------------------ -----------
                                          Redemption fees                                        none
                                          ------------------------------------------------ -----------
                                          Exchange fees                                          none
                                          ------------------------------------------------ -----------

----------------------------------------- ------------------------------------------------ -----------
Annual Series operating expenses are      Management fees                                       0.65%
deducted from the Series' assets.         ------------------------------------------------ -----------
                                          Distribution and service (12b-1) fees                  none
                                          ------------------------------------------------ -----------
                                          Other expenses                                       [   ]%
                                          ------------------------------------------------ -----------
                                          Total operating expenses                             [   ]%
                                          ------------------------------------------------ -----------
                                          Fee waivers and payments(2)                          [   ]%
                                          ------------------------------------------------ -----------
                                          Net expenses                                         [   ]%
----------------------------------------- ------------------------------------------------ -----------
This example is intended to help you      1 year                                              $[   ]
compare the cost of investing in the      ------------------------------------------------ -----------
Series to the cost of investing in        3 years                                             $[   ]
other mutual funds with similar           ------------------------------------------------ -----------
investment objectives. We show the        5 years                                             $[   ]
cumulative amount of Series expenses      ------------------------------------------------ -----------
on a hypothetical investment of           10 years                                            $[   ]
$10,000 with an annual 5% return
over the time shown.(3) This is an
example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
----------------------------------------- ------------------------------------------------ -----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(3)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
The Series  researches  individual  companies  and analyzes  economic and market conditions,  seeking to  identify  the  securities  or market  sectors  that are believed to be the best  investments for the Series.  Following are descriptions of how the portfolio management team pursues the Series' investment goals.

Delaware VIP U.S. Growth Series seeks long-term capital appreciation. The Series invests primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, the Series generally focuses on medium and large-size companies. The Series' goal is to own companies that are expected to grow faster than  the U.S.  economy.  Using a bottom  up  approach,  the  Series  looks  for companies that:

o    have large end market  potential,  dominant business models and strong free cash flow generation;
o    demonstrate operational efficiencies;
o    have planned well for capital allocation; and
o    have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth.  The Series'  disciplined,  research-intensive  selection process is designed to identify earnings catalysts such as:

o    management changes;
o    new products;
o    structural changes in the economy; or
o    corporate restructurings and turnaround situations.

The Series maintains a diversified portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining earnings growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and can be changed without shareholder approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation.

--------------------------------------- -----------------------------------
              Securities                         How we use them
                                         Delaware VIP U.S. Growth Series
--------------------------------------- -----------------------------------
Common stocks: Securities that          Generally, we invest 85% to
represent shares of ownership in a      100% of the Series' net assets
corporation. Stockholders participate   in common stock of companies
in the corporation's profits and        that we think have appreciation
losses, proportionate to the number     potential.  We may invest in
of shares they own.                     companies of all sizes, but
                                        typically focus on medium- and
                                        large-sized companies.
--------------------------------------- -----------------------------------
Foreign securities and American         The Series may invest up to 20%
Depositary Receipts: Securities of      of its assets in securities of
foreign entities issued directly or,    foreign issuers.  Such foreign
in the case of American Depositary      securities may be traded on a
Receipts (ADRs), through a U.S. bank.   foreign exchange, or they may be
ADRs represent a bank's holding of a    in the form of ADRs.  Direct
stated number of shares of a foreign    ownership of foreign securities
corporation. An ADR entitles the        will typically not be a
holder to all dividends and capital     significant part of our
gains earned by the underlying          strategy.  We may, however own
foreign shares. ADRs are bought and     ADRs when we think they offer
sold in the same way as U.S.            greater appreciation potential
securities.                             than domestic stocks.
--------------------------------------- -----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer, such as the Series,    agreements as a short-term
and a seller of securities in which     investment for the Series' cash
the seller agrees to buy the            position. In order to enter into
securities back within a specified      these repurchase agreements, the
time at the same price the buyer paid   Series must have collateral of
for them, plus an amount equal to an    102% of the repurchase price.
agreed upon interest rate. Repurchase   The Series would only enter into
agreements are often viewed as          repurchase agreements in which
equivalent to cash.                     the collateral is U.S. government
                                        securities.
--------------------------------------- -----------------------------------
Restricted securities: Privately        We may invest in privately placed
placed securities whose resale is       securities, including those that
restricted under securities law.        are eligible for resale only
                                        among certain institutional
                                        buyers without registration which
                                        are commonly known as Rule 144A
                                        Securities. Restricted securities
                                        that are determined to be
                                        illiquid may not exceed the
                                        Series' 10% limit on illiquid
                                        securities, which is described
                                        below.
--------------------------------------- -----------------------------------
Illiquid securities: Securities that    We may invest up to 15% of net
do not have a ready market, and         assets in illiquid securities.
cannot be easily sold within seven
days at approximately the price that
a series has valued them.
--------------------------------------- -----------------------------------
Fixed-income securities: Securities     We may invest up to 20% of the
that may include debt securities,       Series' assets in debt securities
bonds, convertible bonds, as well as,   and bonds.  The Series may invest
non-investment grade fixed-income       without limit in convertible
securities.                             bonds, preferred stocks and
                                        convertible preferred stock which
                                        we consider equity securities.
                                        We may also invest up to 10% of
                                        this portion in non-investment
                                        grade bonds if we believe that
                                        doing so would help us to meet
                                        the Series' objective.
--------------------------------------- -----------------------------------
Options and futures: Options            We might use options or futures
represent a right to buy or sell a      to neutralize the effect of any
security or group of securities at an   anticipated price declines,
agreed upon price at a future date.     without selling the security. We
The purchaser of an option may or may   might also use options or futures
not choose to go through with the       to gain exposure to a particular
transaction.                            market segment without purchasing
                                        individual securities in that
Writing a covered call option on a      segment particularly if we had
security obligates the owner of the     excess cash that we wanted to
security to sell it at an agreed upon   invest quickly.
price on an agreed upon date (usually
no more than nine months in the         When writing call options, we
future.) The owner of the security      will only write covered call
receives a premium payment from the     options on securities we actually
purchaser of the call, but if the       own.
security appreciates to a price
greater than the agreed upon selling    Use of these strategies can
price, a series would lose out on       increase the operating costs of
those gains.                            the Series and can lead to loss
                                        of principal.
Futures contracts are agreements for
the purchase or sale of securities at
a specified price, on a specified
date.  Unlike an option, a futures
contract must be executed unless it
is sold before the settlement date.

Options and futures are generally
considered to be derivative
securities.
--------------------------------------- -----------------------------------

The  Series  may also  invest  in other  securities  including  U.S.  government securities.  Please  see the  Statement  of  Additional  Information  (SAI)  for
additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

When-issued  securities,  delayed  delivery and firm  commitment  agreements The
Series may purchase  securities on a delayed delivery or when-issued basis; that is, paying for securities  before  delivery or taking  delivery at a later date.
The  Series  may  also  enter  into  firm  commitment  agreements  (the  payment obligation  and interest rate are fixed at the time of the  transaction  but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets. Whenever these borrowings,  including  reverse  repurchase  agreements,  exceed 5% of the value of the Series' total assets, the Series will not purchase any securities.

Temporary defensive  positions For temporary  defensive  purposes,  Delaware VIP
U.S.  Growth Series may hold all or a substantial  portion of its assets in cash or cash equivalents.  To the extent it holds these securities, the Series may be unable to achieve its investment objective.

Portfolio  turnover It is possible that the Series' portfolio turnover rate will exceed 100%. A portfolio turnover rate of 100% would occur, for example,  if all the  securities in the portfolio were replaced once during a period of one year.
A high rate of portfolio turnover in any year may increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. The turnover rate may also be affected by cash requirements from redemptions and repurchases of shares.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP U.S. Growth Series. Please see the SAI
for further discussion of these risks and other risks not discussed here.

--------------------------------------- -----------------------------------
                Risks                      How we strive to manage them
                                         Delaware VIP U.S. Growth Series
--------------------------------------- -----------------------------------
Market risk: The risk that all or a     We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market -- like the stock or     stocks we believe can appreciate
bond market -- will decline in value    over an extended time frame
because of factors such as economic     regardless of interim market
conditions, future expectations or      fluctuations. We do not try to
investor confidence.                    predict overall stock market
                                        movements and generally do not
                                        trade for short-term purposes.
-------------------------------------- -----------------------------------
Industry and security risk: The risk    We limit the amount of the
that the value of securities in a       Series' assets invested in any
particular industry or the value of     one industry and in any
an individual stock or bond will        individual security.
decline because of changing
expectations for the performance of
that industry or for the individual
company issuing the stock or bond.
--------------------------------------- -----------------------------------
Foreign risk: The risk that foreign     We are permitted to invest up to
securities may be adversely affected    20% of the Series' portfolio in
by political instability (including     foreign securities.  When we do
governmental seizures or                purchase foreign securities, they
nationalization of assets), changes     are generally ADRs which are
in currency exchange rates, foreign     denominated in U.S. dollars and
economic conditions or lax regulatory   traded on U.S. stock exchanges.
and accounting standards.  Foreign
markets may also be less efficient,
less liquid, have greater price
volatility, less regulation and
higher transaction costs than U.S.
markets.

Several European countries began
participating in the European
Economic and Monetary Union, which
has established a common currency for
participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences
of the euro conversion for foreign
exchange rates, interest rates and
the value of European securities in
which the Series may invest are
unclear.  The consequences may
adversely affect the value and/or
increase the volatility of securities
held by the Series.
--------------------------------------- -----------------------------------
Liquidity risk: The possibility that    We limit exposure to illiquid
securities cannot be readily sold       securities to 15% of net assets.
within seven days at approximately
the price that the Series values them.
--------------------------------------- -----------------------------------
Credit risk: The possibility that a     Fixed-income securities are not
bond's issuer (or an entity that        typically a significant component
insures the bond) will be unable to     of our strategy. However, when we
make timely payments of interest and    do invest in fixed-income
principal.                              securities, we will not hold more
                                        than 10% of net assets in
                                        high-yield, non-investment grade
                                        bonds. This limitation, combined
                                        with our careful, credit-oriented
                                        bond selection and our commitment
                                        to hold a diversified selection
                                        of high-yield bonds are designed
                                        to manage this risk.
--------------------------------------- -----------------------------------
                Risks                      How we strive to manage them
                                         Delaware VIP U.S. Growth Series
--------------------------------------- -----------------------------------
Futures and options risk: The           We will not use futures and
possibility that a series may           options for speculative reasons.
experience a loss if it employs an      We may use options and futures to
options or futures strategy related     protect gains in the portfolio
to a security or a market index and     without actually selling a
that security or index moves in the     security. We may also use options
opposite direction from what the        and futures to quickly invest
manager anticipated.  Futures and       excess cash so that the portfolio
options also involve additional         is generally fully invested.
expenses, which could reduce any
benefit or increase any loss that a
series gains from using the strategy.
--------------------------------------- -----------------------------------
Portfolio turnover rates reflect the    It is possible that the Series'
amount of securities that are           portfolio turnover rate will
replaced from the beginning of the      exceed 100%.
year to the end of the year by the
Series.  The higher the amount of
portfolio activity, the higher the
brokerage costs and other transaction
costs of the Series are likely to
be.  The amount of portfolio activity
will also affect the amount of taxes
payable by the Series' shareholders
that are subject to federal income
tax, as well as the character
(ordinary income vs. capital gains)
of such tax obligations.
--------------------------------------- -----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid 0.65% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Jeffrey  S.  Van  Harte,  have  primary  responsibility  for  making  day-to-day investment  decisions  for the Series.  In making  investment  decisions for the
Series,   Mr.  Van  Harte  regularly  consults  with  Christopher  J.  Bonavico,
Christopher M. Ericksen and Daniel J. Prislin.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC. Mr. Van Harte was the lead manager of Transamerica  Large Growth  strategy, and has managed portfolios in that discipline for over 20 years. Before becoming a  portfolio  manager,  Mr. Van Harte was a  securities  analyst  and trader for
Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Christopher M. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the Focus Growth team,  which is  responsible  for large-cap  growth, all-cap  growth and one  smid-cap  product.  He was most  recently  a  portfolio manager  at  Transamerica  Investment  Management,  LLC,  where he also  managed institutional  separate  accounts.  Before joining  Transamerica in 2004, he was vice  president  at  Goldman  Sachs;  during  his ten  years  there he worked in investment  banking as well as  investment  management.  Ericksen  received  his bachelor's  degree from Carnegie  Mellon  University,  with majors in industrial management, economics, and political science. He is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent Trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to  distribution,  or "Rule  12b-1"  fees,  which are  described  in the prospectus offering Service Class shares.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Standard Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
Fee to Dealer                                    0.25%
------------------------------------- ----------------------------

*    Your variable  contract  salesperson may be eligible to receive up to 0.25%
     fee  applicable to Standard  Class shares.  The  Distributor  may make such payments out of its own resources to life  companies that have entered into service agreements with the Distributor.

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation

When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance of the Standard Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the Series'  Standard  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series  share.  This  information  has been audited by [ ], whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP U.S. Growth Series                                 Standard Class
                                                               Year Ended 12/31
                                          2005       2004        2003        2002          2001        2000

Net asset value, beginning of period               $6.620      $5.370      $7.600       $10.140     $10.590

Income (loss) from investment
operations:
Net investment income(1)                            0.049       0.010       0.010         0.022       0.076
Net realized and unrealized gain
 (loss) on investments                              0.169       1.251      (2.215)       (2.503)     (0.515)
                                         -----     ------      ------     -------       -------     -------
Total from investment operations                    0.218       1.261      (2.205)       (2.481)     (0.439)
                                         -----     ------      ------     -------       -------     -------
Less dividends and distributions
from:
Net investment income                              (0.008)     (0.011)     (0.025)       (0.059)     (0.011)
                                         -----     ------      ------     -------       -------     -------

Total dividends and distributions                  (0.008)     (0.011)     (0.025)       (0.059)     (0.011)
                                         -----     ------      ------     -------       -------     -------

Net asset value, end of period                     $6.830      $6.620      $5.370        $7.600     $10.140
                                         =====     ======      ======     =======       =======     =======

Total return(2)                                      3.30%      23.75%    (29.24%)       (24.47%)     (4.16%)

Ratios and supplemental data:
Net assets, end of period (000
 omitted)                                         $10,438     $11,862      $9,595       $16,856     $27,231
Ratio of expenses to average net
 assets                                              0.76%       0.75%       0.75%         0.75%       0.74%
Ratio of expenses to average net
 assets prior to expense limitation
 and expenses paid indirectly                        0.76%       0.75%       0.75%         0.86%       0.74%
Ratio of net investment income to
 average net assets                                  0.77%       0.17%       0.15%         0.27%       0.57%
Ratio of net investment income to
 average net assets prior to expense
 limitation and expenses paid indirectly             0.77%       0.17%       0.15%         0.16%       0.57%
Portfolio turnover                                    167%        102%        101%           78%         91%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware VIP U.S. Growth Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You may  obtain  a free  copy of the SAI by  writing  to us at 2005
Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP U.S. Growth Series
(Standard Class)                                          246493589

 DELAWARE VIP TRUST
                         Delaware VIP U.S. Growth Series

                                  Service Class

                 2005 Market Street, Philadelphia, PA 19103-7094

                                   Prospectus

                                 April[ ], 2005

This  Prospectus  offers the Delaware VIP U.S.  Growth Series.  The Series is in
effect a separate fund issuing its own shares. The shares of the Series are sold only to separate  accounts of life insurance  companies  (life  companies).  The separate  accounts are used in conjunction with variable  annuity  contracts and variable life insurance  policies  (variable  contracts).  The separate accounts invest in  shares  of the  Series in  accordance  with  allocation  instructions received from contract owners.  The investment  objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Overview                                                           page
Delaware VIP U.S. Growth Series

How we manage the Series                                           page
Our investment strategies
The securities we typically invest in
The risks of investing in the Series
Disclosure of portfolio holdings information

Who manages the Series                                             page
Investment manager
Portfolio managers
Who's who?

Important information about the Series                             page
Share classes
Salesperson and life company compensation
Purchase and redemption of shares
Valuation of shares
Fair valuation
Frequent trading of Series shares
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                               page

Overview:  Delaware VIP U.S. Growth Series

What is the Series' goal?

Delaware VIP U.S. Growth Series seeks long-term capital  appreciation.  Although the Series will strive to achieve its  investment  goal,  there is no  assurance that it will.

What are the Series' main investment strategies?
The Series invests  primarily in common stocks.  The Series invests primarily in companies that we believe have long-term capital appreciation  potential and are expected to grow faster than the U.S. economy.  Using a bottom up approach,  the
Series seeks to select  securities it believes have large-end market  potential, dominant  business  models  and  strong  free  cash  flow  generation  that  are attractively  priced  compared to the  intrinsic  value of the  securities.  The
Series also considers a company's operational  efficiencies,  management's plans for capital allocation and the company's shareholder  orientation.  All of these factors give us insight  into the outlook for a company,  helping us to identify companies  poised for a  sustainable  free cash flow  growth.  We  believe  that sustainable free cash growth, if it occurs, may result in price appreciation for the company's stock. Whether companies provide dividend income and the amount of income  they  provide  will not be a  primary  factor in the  Series'  selection decisions. The Series may sell a security if it no longer believes that security is likely to contribute to meeting the investment  objective of the Series or if there are other opportunities that appear more attractive.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and may be changed without shareholder approval.  However,  shareholders will be given  notice at least 60 days  prior to any such  change.  The  Series may also invest  up to 20% of the  Series'  assets  in  debt  securities  and  bonds.  In addition,  the Series  may invest in  convertible  bonds,  preferred  stocks and convertible preferred stocks,  provided that these investments,  when aggregated with the  Series'  debt  securities  and bonds,  do not exceed 35% of the Fund's assets.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over  time,  the price of Series  shares  will  increase  and  decrease according to changes in the value of the Series'  investments.  This Series will be  particularly  affected by changes in stock  prices,  which tend to fluctuate more than bond prices.  Stock prices may be  negatively  affected by declines in the stock market or poor performance in specific industries or companies. Stocks of companies  with high growth  expectations  may be more  susceptible  to price declines if they do not meet those high expectations.

The  Series'  80%  policy  described  above may be changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Series is not a deposit of any bank and is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Series

o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.
o    Investors  looking for a fund that can be a complement to  income-producing or value-oriented investments.

Who should not invest in the Series

o    Investors with short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

How has the Series performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Delaware VIP U.S.  Growth Series Service Class.  We show the return for the past five calendar  years, as well as average annual returns for one year, five years and since inception.  The Series' past performance does not necessarily indicate how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.  The returns would be lower without the expense caps. Please see footnotes 2 and 3 on page [ ] for additional  information  about the expense caps. Moreover,  the performance presented does not reflect any separate account fees, which would reduce the returns.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING TOTAL RETURN  (Delaware  VIP U.S.  Growth
Series Service Class)]

Year-by-year total return (Delaware VIP U.S. Growth Series Service Class)

-------------- ------------ ------------ ----------- ------------
     2001             2002         2003        2004         2005
-------------- ------------ ------------ ----------- ------------
   -24.61%          -29.26%       23.37%       3.03%       [   ]%
-------------- ------------ ------------ ----------- ------------

During the period  illustrated in this bar chart,  the Class' highest  quarterly return was [ ]% for the quarter ended [date] and its lowest quarterly return was
[ ]% for the quarter ended [date].

Average annual returns for periods ending 12/31/05

------------------- ------------------ ----------------
                       Delaware VIP     Russell 1000
                    U.S. Growth Series Growth(R)Index
                       Service Class
------------------- ------------------ ----------------
1 year                     [ ]%             [ ]%
------------------- ------------------ ----------------
5 years                    [ ]%             [ ]%
------------------- ------------------ ----------------
Lifetime
(Inception 5/1/00)         [ ]%            [ ]%*
------------------- ------------------ ----------------

The  Series'  returns  are  compared  to the  performance  of the  Russell  1000
Growth(R)Index.  The Russell 1000  Growth(R)  Index is an unmanaged  index which
measures  the   performance   of  Russell  1000  Index   companies  with  higher
price-to-book  ratios and higher forecasted  growth values.  You should remember that unlike the Series,  each index is unmanaged and doesn't  reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding securities.

*    The Russell 1000  Growth(R)Index  reports  returns on a monthly basis as of the last day of the month.  This  figure  reflects  the return from May 31,
     2000 through December 31, 2005.

What are the Series' fees and expenses? (1)

----------------------------------------- ----------------------------------------------- -----------
Sales charges are fees paid directly      Maximum sales charge (load) imposed on                none
from your investments when you buy or     purchases as a percentage of offering price
sell shares of the Service Class.         ----------------------------------------------- -----------
                                          Maximum contingent deferred sales charge (load)       none
                                          as a percentage of original purchase price or
                                          redemption price, whichever is lower
                                          ----------------------------------------------- -----------
                                          Maximum sales charge (load) imposed on
                                          reinvested dividends                                  none
                                          ----------------------------------------------- -----------
                                          Redemption fees                                       none
                                          ----------------------------------------------- -----------
                                          Exchange fees                                         none
                                          ----------------------------------------------- -----------

----------------------------------------- ----------------------------------------------- -----------
Annual Series operating expenses are      Management fees                                      0.65%
deducted from the Series' assets.         ----------------------------------------------- -----------
                                          Distribution and service (12b-1) fees (2)            0.30%
                                          ----------------------------------------------- -----------
                                          Other expenses                                      [   ]%
                                          ----------------------------------------------- -----------
                                          Total operating expenses                            [   ]%
                                          ----------------------------------------------- -----------
                                          Fee waivers and payments(2,3)                       [   ]%
                                          ----------------------------------------------- -----------
                                          Net expenses                                        [   ]%
----------------------------------------- ----------------------------------------------- -----------
This example is intended to help you      1 year                                             $[   ]
compare the cost of investing in the      ----------------------------------------------- -----------
Series to the cost of investing in        3 years                                            $[   ]
other mutual funds with similar           ----------------------------------------------- -----------
investment objectives. We show the        5 years                                            $[   ]
cumulative amount of Series expenses      ----------------------------------------------- -----------
on a hypothetical investment of           10 years                                           $[   ]
$10,000 with an annual 5% return
over the time shown.(4) This is an
example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
----------------------------------------- ----------------------------------------------- -----------

(1)  These tables and example do not include any fees or sales  charges  imposed by the variable  insurance  contract for which the Series is an  investment option. If they were included, your cost would be higher.  Investors should
     consult  the  contract   prospectus   or   disclosure   document  for  more
     information.

(2)  Service  Class shares are subject to a 12b-1 fee of 0.30% of average  daily net assets. The Series'  distributor has contracted to limit the 12b-1 fees through [date] to no more than 0.25% of average daily net assets.

(3)  The investment manger has contracted to waive fees and pay expenses through
     [date] in order to prevent total  operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.80% of average daily net assets.

(4)  The  Series'  actual  rate  of  return  may be  greater  or less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

How we manage the Series

Our investment strategies
The Series  researches  individual  companies  and analyzes  economic and market conditions,  seeking to  identify  the  securities  or market  sectors  that are believed to be the best  investments for the Series.  Following are descriptions of how the portfolio management team pursues the Series' investment goals.

Delaware VIP U.S. Growth Series seeks long-term capital appreciation. The Series invests primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, the Series generally focuses on medium and large-size companies. The Series' goal is to own companies that are expected to grow faster than  the U.S.  economy.  Using a bottom  up  approach,  the  Series  looks  for companies that:

-have large end market potential,  dominant business models and strong free cash flow generation;
-demonstrate operational efficiencies;
-have planned well for capital allocation; and
-have governance policies that tend to be favorable to shareholders.

There are a number of catalysts  that might  increase a company's  potential for free cash flow growth.  The Series'  disciplined,  research-intensive  selection process is designed to identify earnings catalysts such as:

-management changes;
-new products;
-structural changes in the economy; or
-corporate restructurings and turnaround situations.

The Series maintains a diversified portfolio  representing a number of different industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining earnings growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

Under  normal  circumstances,  the  Series  will  invest at least 80% of its net assets in U.S. investments.  This policy is not a fundamental  investment policy and can be changed without shareholder approval.  However,  shareholders will be given notice at least 60 days prior to any such change.

The Series' investment  objective is non-fundamental.  This means that the Board of Trustees may change the objective without obtaining  shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation.

-------------------------------------- ----------------------------------
             Securities                         How we use them
                                        Delaware VIP U.S. Growth Series
-------------------------------------- ----------------------------------
Common stocks: Securities that         Generally, we invest 85% to 100%
represent shares of ownership in a     of the Series' net assets in
corporation. Stockholders              common stock of companies that
participate in the corporation's       we think have appreciation
profits and losses, proportionate to   potential. We may invest in
the number of shares they own.         companies of all sizes, but
                                       typically focus on medium- and
                                       large-sized companies.
-------------------------------------- ----------------------------------
Foreign securities and American        The Series may invest up to 20%
Depositary Receipts: Securities of     of its assets in securities of
foreign entities issued directly or,   foreign issuers. Such foreign
in the case of American Depositary     securities may be traded on a
Receipts (ADRs), through a U.S.        foreign exchange, or they may be
bank. ADRs represent a bank's          in the form of ADRs. Direct
holding of a stated number of shares   ownership of foreign securities
of a foreign corporation. An ADR       will typically not be a
entitles the holder to all dividends   significant part of our
and capital gains earned by the        strategy. We may, however own
underlying foreign shares. ADRs are    ADRs when we think they offer
bought and sold in the same way as     greater appreciation potential
U.S. securities.                       than domestic stocks.
-------------------------------------- ----------------------------------
Repurchase agreements: An agreement    Typically, we use repurchase
between a buyer, such as the Series,   agreements as a short-term
and a seller of securities in which    investment for the Series' cash
the seller agrees to buy the           position. In order to enter into
securities back within a specified     these repurchase agreements, the
time at the same price the buyer       Series must have collateral of
paid for them, plus an amount equal    102% of the repurchase price.
to an agreed upon interest rate.       The Series would only enter into
Repurchase agreements are often        repurchase agreements in which
viewed as equivalent to cash.          the collateral is U.S.
                                       government securities.
-------------------------------------- ----------------------------------
Restricted securities: Privately       We may invest in privately
placed securities whose resale is      placed securities, including
restricted under securities law.       those that are eligible for
                                       resale only among certain
                                       institutional buyers without
                                       registration which are commonly
                                       known as Rule 144A Securities.
                                       Restricted securities that are
                                       determined to be illiquid may
                                       not exceed the Series' 10% limit
                                       on illiquid securities, which is
                                       described below.
-------------------------------------- ----------------------------------
Illiquid securities: Securities that   We may invest up to 15% of net
do not have a ready market, and        assets in illiquid securities.
cannot be easily sold within seven
days at approximately the price that
a series has valued them.
-------------------------------------- ----------------------------------
Fixed-income securities: Securities    We may invest up to 20% of the
that may include debt securities,      Series' assets in debt
bonds, convertible bonds, as well      securities and bonds.  The
as, non-investment grade               Series may invest without limit
fixed-income securities.               in convertible bonds, preferred
                                       stocks and convertible preferred
                                       stock which we consider equity
                                       securities. We may also invest
                                       up to 10% of this portion in
                                       non-investment grade bonds if we
                                       believe that doing so would help
                                       us to meet the Series' objective.
-------------------------------------- ----------------------------------
             Securities                         How we use them
                                        Delaware VIP U.S. Growth Series
-------------------------------------- ----------------------------------
Options and futures: Options           We might use options or futures
represent a right to buy or sell a     to neutralize the effect of any
security or group of securities at     anticipated price declines,
an agreed upon price at a future       without selling the security. We
date. The purchaser of an option may   might also use options or
or may not choose to go through with   futures to gain exposure to a
the transaction.                       particular market segment
                                       without purchasing individual
Writing a covered call option on a     securities in that segment
security obligates the owner of the    particularly if we had excess
security to sell it at an agreed       cash that we wanted to invest
upon price on an agreed upon date      quickly.
(usually no more than nine months in
the future.) The owner of the          When writing call options we
security receives a premium payment    will only write covered call
from the purchaser of the call, but    options on securities we
if the security appreciates to a       actually own.
price greater than the agreed upon
selling price, a series would lose     Use of these strategies can
out on those gains.                    increase the operating costs of
                                       the Series and can lead to loss
Futures contracts are agreements for   of principal.
the purchase or sale of securities
at a specified price, on a specified
date. Unlike an option, a futures
contract must be executed unless it
is sold before the settlement date.

Options and futures are generally
considered to be derivative
securities.
-------------------------------------- ----------------------------------

The  Series  may also  invest  in other  securities  including  U.S.  government securities.  Please  see the  Statement  of  Additional  Information  (SAI)  for
additional descriptions of these securities as well as those listed in the table above.

Lending  securities  The Series  may lend up to 25% of its  assets to  qualified dealers and  institutional  investors  for their use in  security  transactions.
These transactions, if any, may generate additional income for the Series.

When-issued  securities,  delayed  delivery and firm  commitment  agreements The
Series may purchase  securities on a delayed delivery or when-issued basis; that is, paying for securities  before  delivery or taking  delivery at a later date.
The  Series  may  also  enter  into  firm  commitment  agreements  (the  payment obligation  and interest rate are fixed at the time of the  transaction  but the settlement is delayed). The transactions may involve either corporate, municipal or government securities. The Series assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Borrowing  from banks The Series may borrow  money as a  temporary  measure  for extraordinary purposes or to facilitate redemptions.  To the extent that it does so, the Series may be unable to meet its investment  objective.  The Series will not borrow money in excess of one-third of the value of its net assets. Whenever these borrowings,  including  reverse  repurchase  agreements,  exceed 5% of the value of the Series' total assets, the Series will not purchase any securities.

Temporary defensive  positions For temporary defensive purposes,  the Series may hold all or a substantial portion of its assets in cash or cash equivalents.  To the extent it holds  these  securities,  the Series may be unable to achieve its investment objective.

Portfolio  turnover It is possible that the Series' portfolio turnover rate will exceed 100%. A portfolio turnover rate of 100% would occur, for example,  if all the  securities in the portfolio were replaced once during a period of one year.
A high rate of portfolio turnover in any year may increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. The turnover rate may also be affected by cash requirements from redemptions and repurchases of shares.

The risks of investing in the Series
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years.  Following are the chief risks you assume when investing in the Delaware VIP U.S. Growth Series. Please see the SAI
for further discussion of these risks and other risks not discussed here.

-------------------------------------- ----------------------------------
                Risks                    How we strive to manage them
                                        Delaware VIP U.S. Growth Series
-------------------------------------- ----------------------------------
Market risk: The risk that all or a    We maintain a long-term
majority of the securities in a        investment approach and focus on
certain market-like the stock or       stocks we believe can appreciate
bond market-will decline in value      over an extended time frame
because of factors such as economic    regardless of interim market
conditions, future expectations or     fluctuations. We do not try to
investor confidence.                   predict overall stock market
                                       movements and generally do not
                                       trade for short-term purposes.
-------------------------------------- ----------------------------------
Industry and security risk: The risk   We limit the amount of the
that the value of securities in a      Series' assets invested in any
particular industry or the value of    one industry and in any
an individual stock or bond will       individual security.
decline because of changing
expectations for the performance of
that industry or for the individual
company issuing the stock or bond.
-------------------------------------- ----------------------------------
Foreign risk: The risk that foreign    We are permitted to invest up to
securities may be adversely affected   20% of the Series' portfolio in
by political instability (including    foreign securities. When we do
governmental seizures or               purchase foreign securities,
nationalization of assets), changes    they are generally ADRs which
in currency exchange rates, foreign    are denominated in U.S. dollars
economic conditions or lax             and traded on U.S. stock
regulatory and accounting standards.   exchanges.
Foreign markets may also be less
efficient, less liquid, have greater
price volatility, less regulation
and higher transaction costs than
U.S. markets.

Several European countries began
participating in the European
Economic and Monetary Union, which
has established a common currency
for participating countries.  This
currency is commonly known as the
"euro."  The long-term consequences
of the euro conversion for foreign
exchange rates, interest rates and
the value of European securities in
which the Series may invest are
unclear.  The consequences may
adversely affect the value and/or
increase the volatility of
securities held by the Series.
-------------------------------------- ----------------------------------
Liquidity risk: The possibility that   We limit exposure to illiquid
securities cannot be readily sold      securities to 15% of net assets.
within seven days at approximately
the price that the Series values
them.
-------------------------------------- ----------------------------------
Credit risk: The possibility that a    Fixed-income securities are not
bond's issuer (or an entity that       typically a significant
insures the bond) will be unable to    component of our strategy.
make timely payments of interest and   However, when we do invest in
principal.                             fixed-income securities, we will
                                       not hold more than 10% of net
                                       assets in high-yield,
                                       non-investment grade bonds. This
                                       limitation, combined with our
                                       careful, credit-oriented bond
                                       selection and our commitment to
                                       hold a diversified selection of
                                       high-yield bonds are designed to
                                       manage this risk.
-------------------------------------- ----------------------------------
Futures and options risk: The          We will not use futures and
possibility that a series may          options for speculative reasons.
experience a loss if it employs an     We may use options and futures
options or futures strategy related    to protect gains in the
to a security or a market index and    portfolio without actually
that security or index moves in the    selling a security. We may also
opposite direction from what the       use options and futures to
manager anticipated. Futures and       quickly invest excess cash so
options also involve additional        that the portfolio is generally
expenses, which could reduce any       fully invested.
benefit or increase any loss that a
series gains from using the strategy.
-------------------------------------- ----------------------------------
Portfolio turnover rates reflect the   It is possible that the Series'
amount of securities that are          portfolio turnover rate will
replaced from the beginning of the     exceed 100%.
year to the end of the year by the
Series.  The higher the amount of
portfolio activity, the higher the
brokerage costs and other
transaction costs of the Series are
likely to be.  The amount of
portfolio activity will also affect
the amount of taxes payable by the
Series' shareholders that are
subject to federal income tax, as
well as the character (ordinary
income vs. capital gains) of such
tax obligations.
-------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Series'  policies  and  procedures  with  respect to the disclosure of the Series' portfolio securities is available in the Series' SAI.

Investment manager
The Series is managed  by  Delaware  Management  Company,  a series of  Delaware
Management  Business  Trust,  which is an indirect  wholly owned  subsidiary  of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions  for the Series,  manages the Series'  business  affairs and  provides daily administrative  services.  For its services to the Series, the manager was paid [ ]% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustee's  approval of the Series'
investment  advisory  contract is available in the Series'  semiannual report to shareholders for the period ended June 30, 2005.

Portfolio managers
Jeffrey  S.  Van  Harte,  have  primary  responsibility  for  making  day-to-day investment  decisions  for the Series.  In making  investment  decisions for the
Series,   Mr.  Van  Harte  regularly  consults  with  Christopher  J.  Bonavico,
Christopher M. Erickson and Daniel J. Prislin.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC. Mr. Van Harte was the lead manager of Transamerica  Large Growth  strategy, and has managed portfolios in that discipline for over 20 years. Before becoming a  portfolio  manager,  Mr. Van Harte was a  securities  analyst  and trader for
Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Christopher M. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the Focus Growth team,  which is  responsible  for large-cap  growth, all-cap growth and one mid-cap product. He was most recently a portfolio manager at Transamerica Investment Management,  LLC, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was vice president at
Goldman  Sachs;  during his ten years there he worked in  investment  banking as well as investment  management.  Ericksen  received his  bachelor's  degree from
Carnegie Mellon University, with majors in industrial management, economics, and political science. He is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

The SAI for the  Series  provides  additional  information  about the  portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Series.

Who's who?

The  following  describes  the various  organizations  involved  with  managing, administering, and servicing the Series.

Board of Trustees
A  mutual  fund  is  governed  by  a  board  of  trustees  which  has  oversight responsibility  for the  management  of the fund's  business  affairs.  Trustees establish  procedures  and oversee and review the  performance of the investment manager,  the  distributor  and others  that  perform  services  for the series.
Generally,  at least 40% of the board of  trustees  must be  independent  of the fund's investment manager and distributor. However, the Series relies on certain exemptive  rules created by the Securities and Exchange  Commission that require the Board of Trustees  overseeing  the Series to be  comprised  of a majority of such independent trustees.  These independent fund Trustees, in particular,  are advocates for shareholder interests.

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An  investment  manager  is  a  company   responsible  for  selecting  portfolio
investments  consistent with objectives and policies stated in the mutual fund's
Prospectus.  The investment manager places portfolio orders with  broker/dealers and is responsible for obtaining the best overall  execution of those orders.  A written contract between a mutual fund and its investment  manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets.
The  manager is subject to numerous  legal  restrictions,  especially  regarding transactions between itself and the funds it advises.

On December 31, 2005, the Manager and its affiliates within Delaware Investments were  managing in the  aggregate  in excess of $[ ] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Portfolio managers
Portfolio  managers are employed by the  investment  manager to make  investment decisions  for  individual  portfolios  on a day-to-day  basis.  See  "Portfolio managers" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate  accounts of insurance  companies used in connection with variable annuity or variable life products.

Financial intermediary wholesaler
Lincoln Financial Distributors,  Inc. ("LFD"), 2001 Market Street, Philadelphia,
PA 19103-7055

Pursuant to a contractual  arrangement with Delaware Distributors,  L.P., LFD is primarily  responsible for promoting the sale of Series shares through insurance company sponsors, brokers, dealers and other financial intermediaries.

Custodian
JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian,  typically a qualified  bank  custodian,  who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series offers two classes of shares,  Service Class and Standard Class.  The two  classes of shares are  identical,  except  that  Service  Class  shares are subject to distribution, or "Rule 12b-1" fees. The Trust's 12b-1 plan allows the
Trust to pay  distribution  fees of up to 0.30%  per year to those  who sell and distribute  Service  Class  shares and  provide  services  to  shareholders  and contract  owners.  Since the 12b-1 fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation
Your  variable  contract  salesperson  who sells your  variable  contract  which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor to the life companies with whom your variable  contract  salesperson is associated.

------------------------------------- ----------------------------
                                            Service Class*
------------------------------------- ----------------------------
Commission (%)                                     -
------------------------------------- ----------------------------
12b-1 Fee to Dealer                              0.30%
------------------------------------- ----------------------------

*    Pursuant to the Series' 12b-1 Plan, your variable  contract  salesperson is eligible  to  receive up to 0.30%  12b-1 fee  applicable  to Service  Class shares.  The maximum 12b-1 fee applicable to Service Class shares is 0.30%, however  the  Distributor  has  contracted  to limit  this  amount to 0.25%
     through [date].

The  Distributor  or an  affiliate  may  also pay an  amount  up to 0.40% of the
Series' net assets out of the  Distributor's  or the affiliates own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares
Shares are sold only to separate  accounts of life  companies at net asset value
(see  "Valuation  of  shares").  Redemptions  will be effected  by the  separate accounts at the net asset value next  determined  after  receipt of the order to meet  obligations  under the  variable  contracts.  Contract  owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock Exchange  (normally  4:00 p.m.  Eastern Time) on a business day, you will pay that day's closing share price, which is based on the
Series' net asset  value.  If your order is received  after the close of regular trading,  you will pay the next business  day's price. A business day is any day that the New York Stock  Exchange is open for business.  We reserve the right to reject any purchase order.

We  determine  the  Series'  net asset  value per share at the close of  regular trading on the New York Stock Exchange each business day that the New York Stock
Exchange is open. We calculate  this value by adding the market value of all the securities and assets in the Series' portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the net asset value (NAV) per share.  Foreign  securities,  currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing  service.  We price  securities  and other assets for which market  quotations  are available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service that uses methods  approved by the Board of Trustees.  Any  fixed-income securities  that have a  maturity  of less than 60 days,  we price at  amortized cost. For all other securities, we use methods approved by the Board of Trustees that are  designed to price  securities  at their fair  market  value (see "Fair valuation", below).

Fair valuation
When a Series uses fair value  pricing,  it may take into account any factors it deems  appropriate.  A Series may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The prices of  securities  used by the Series to calculate its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  Series  may  use  fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign  markets close well before the Series values its securities at 4:00
p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this, the Series may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each   Series'   Board  has   delegated
responsibility  for  valuing a Series'  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, to value the  Series'  assets on behalf of the  Series.  The  Pricing  Committee values Series assets as described above.

Frequent trading of Series shares
The Series discourages purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Series' Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Series and its  contract  owners,  such as market  timing.  The Series  will consider  anyone  who  follows  a pattern  of  market  timing in any fund in the
Delaware  Investments  family or Optimum Fund Trust to be a market timer and may consider  anyone  who has  followed  a similar  pattern  of market  timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing has  occurred,  the Series will consider  short-term  roundtrips to include rapid  purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your  ability to use the Series'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Series reserves the right to restrict,  reject or cancel,  without prior notice,  any purchase  order or exchange order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation of the Series'  market  timing  policy are not necessarily deemed accepted by the Series and may be cancelled or revoked by the
Series on the next business day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if, for example,  the shares have  declined in value or the sale results in adverse tax  consequences.  To avoid this risk, a shareholder  should carefully monitor the purchases,  sales and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including  modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series' contract owners. While we will take actions designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be completely  eliminated.  Moreover,  the Series'  market timing policy  does not  require  the Series to take  action in  response  to  frequent trading  activity.  If the Series  elects not to take any action in  response to frequent  trading,  such  frequent  trading  and market  timing  activity  could continue.

Risks of market timing By realizing profits through short-term trading, contract owners  that engage in rapid  purchases  and sales or  exchanges  of the Series'
shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or exchanges of Series  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the Series may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio  securities at  inopportune  times to raise cash to accommodate short-term trading activity. This could adversely affect the Series'
performance  if, for example,  the Series incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign  market and the Series' NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect  current  market  values.  A contract owner  may seek to engage  in  short-term  trading  to take  advantage  of these pricing  differences.  Funds that may be  adversely  affected by such  arbitrage include, in particular, funds that significantly invest in small cap securities, technology  and  other  specific  industry  sector  securities,  and in  certain fixed-income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains  surveillance  procedures designed  to detect  excessive  or  short-term  trading in Series  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Series shares for violations of the Series' market timing policy or other  patterns of  short-term  or excessive  trading.  For purposes of these transaction monitoring  procedures,  the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Shares of the Series are held through  omnibus  accounts of sponsors of variable insurance products.  The Series will attempt to apply its monitoring  procedures to these omnibus accounts and to the participants in such accounts. In an effort to discourage market timers in such accounts the Series may consider enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Series shares.

Limitations  on ability to detect and  curtail  market  timing  Contract  owners seeking to engage in market  timing may employ a variety of  strategies to avoid detection  and,  despite  the  efforts of the Series and their  agents to detect market timing in Series  shares,  there is no guarantee  that the Series will be able to identify these contract  owners or curtail their trading  practices.  In particular,  the Series may not be able to detect market timing in Series shares attributable to a particular  investor who effects  purchase,  redemption and/or exchange activity in Series shares through omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal  income tax to the extent its earnings are distributed.  The Series intends to distribute  substantially all of its net investment income and net capital gains.

The tax  consequences  for contract  owners will depend on the provisions of the variable  contracts  through  which they are  invested  in shares of the Series.
Please refer to the prospectus for the variable contracts for more information.

Certain management considerations

Investments by fund of funds
The Series accepts  investments from the Lincoln Profile Funds, a fund of funds.
From time to time,  the Series may experience  large  investments or redemptions due to allocations or  rebalancings  by the Lincoln  Profile Funds.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could also increase  transaction  costs or portfolio turnover.

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as adjourned),  the Series'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Series' investment  adviser,  to appoint and
replace  sub-advisers,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Series, subject to Board approval but without shareholder approval (the "manager of managers structure").
While Delaware  Management  Company does not currently expect to use the manager of managers  structure  with  respect to the Series,  including  any Series that currently has a  sub-adviser,  Delaware  Management  Company may, in the future, recommend  to the  Series'  Board the  establishment  of the manager of managers structure by recommending  the hiring of one or more  sub-advisers to manage all or a portion of the  Series'  portfolio  if it  believes  that doing so would be likely to enhance the Series' performance by introducing a different  investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Series is contingent  upon the receipt of an exemptive order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the manager of managers structure. The use of the manager of managers structure with respect to the Series may be subject to certain  conditions  set forth in the SEC exemptive order or rule.  There can be no  assurance  that the SEC will grant the  Series'
application for an exemptive order or adopt such a rule.

The  manager of  managers  structure  would  enable  the Series to operate  with greater  efficiency and without incurring the expense and delays associated with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers  structure  would not  permit  investment  management  fees paid by the
Series  to  be  increased  without  shareholder   approval  or  change  Delaware
Management   Company's   responsibilities   to  the  Series  including  Delaware
Management  Company's  responsibility  for all advisory services  furnished by a sub-adviser.

Financial highlights

The financial  highlights table is intended to help you understand the financial performance  of the Service Class of the Series.  The total returns in the table represent  the rate that an investor  would have earned or lost on an investment in the  Series'  Service  Class  (assuming  reinvestment  of all  dividends  and distributions).  All "per share"  information  reflects  financial results for a single Series  share.  This  information  has been audited by [ ], whose report, along with the Series' financial  statements,  is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP U.S. Growth Series                        Service Class
                                                        Year Ended                              5/1/00(1)
                                                           12/31                                  to
                                                                                                12/31/00
                                       2005       2004         2003        2002       2001

Net asset value, beginning of period            $6.610       $5.360      $7.590    $10.130       $10.910

Income (loss) from investment
operations:
Net investment income (loss)(2)                  0.033       (0.005)      0.001      0.011         0.004
Net realized and unrealized gain
 (loss) on investments                           0.167        1.257      (2.218)    (2.503)       (0.784)
                                     ------    -------      -------     -------    -------       -------
Total from investment operations                 0.200        1.252      (2.217)    (2.492)       (0.780)
                                     ------    -------      -------     -------    -------       -------
Less dividends and distributions
from:
Net investment income                             ----       (0.002)     (0.013)    (0.048)         ----
                                     ------    -------      -------     -------    -------       -------
Total dividends and distributions                 ----       (0.002)     (0.013)    (0.048)         ----
                                     ------    -------      -------     -------    -------       -------
Net asset value, end of period                  $6.810       $6.610      $5.360     $7.590       $10.130
                                     ======    =======      =======     =======    =======       =======

Total return(3)                                   3.03%       23.37%     (29.26%)   (24.61%)       (7.15%)

Ratios and supplemental data:
Net assets, end of period (000
 omitted)                                      $37,653       $9,718        $666        $40            $5
Ratio of expenses to average net
 assets                                           1.01%        0.97%       0.90%      0.90%         0.89%
Ratio of expenses to average net
 assets prior to expense limitation
 and expenses paid indirectly                     1.06%        1.00%       0.90%      1.01%         0.89%
Ratio of net investment income
 (loss) to average net assets                     0.52%       (0.05%)         0%      0.12%         0.05%
Ratio of net investment income
 (loss) to average net assets prior
 to expense limitation and expenses
 paid indirectly                                  0.47%       (0.08%)         0%      0.01%         0.05%
Portfolio turnover                                 167%         102%        101%        78%           91%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and  payment  of  fees  by the  manager  and  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

Delaware VIP U.S. Growth Series

Additional information about the Series' investments is available in the Series'
annual and semiannual reports to shareholders.  In the Series' annual report you will find a discussion of the market  conditions and investment  strategies that significantly  affected the Series'  performance  during the last fiscal period.
You can find more detailed information about the Series in the current Statement of Additional  Information  (SAI), which we have filed  electronically  with the
Securities  and  Exchange  Commission  (SEC) and which is legally a part of this
Prospectus.  You  may  obtain  a  free  copy  of  the  Statement  of  Additional
Information by writing to us at 2005 Market Street, Philadelphia, PA 19103-7094,
or call toll-free 800 523-1918.

You can find  reports  and  other  information  about  the  Series  on the EDGAR
Database  on the SEC Web site  (http://www.sec.gov).  You can also get copies of this  information,  after payment of a duplicating  fee, by e-mailing the SEC at
publicinfo@sec.gov  or by writing to the  Public  Reference  Section of the SEC,
Washington,  D.C. 20549-0102.  Information about the Series,  including its SAI, can be reviewed and copied at the SEC's  Public  Reference  Room in  Washington,
D.C. You can get information on the Public  Reference Room by calling the SEC at
202 942-8090.

Investment Company Act File No. 811-5162

Delaware Series Symbol
                                                          CUSIP
Delaware VIP U.S. Growth Series
(Service Class)                                           246493597

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April [ ], 2006

                               DELAWARE VIP TRUST

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     Delaware VIP Trust ("VIP Trust" or the "Trust") is a diversified,  open-end management  investment  company  that  is  intended  to  meet  a wide  range  of investment objectives through its separate Portfolios ("Series"). Each Series is a separate fund issuing its own shares. Each Series offers Standard Class shares and Service Class shares.

     The  shares  of the  Trust  are  sold  only to  separate  accounts  of life insurance  companies  ("life  companies").  The  separate  accounts  are used in conjunction with variable annuity contracts and variable life insurance policies
("variable  contracts").  The separate  accounts invest in shares of the various
Series in accordance with allocation instructions received from contract owners.

     This  Statement of  Additional  Information  ("Part B" of the  Registration
Statement)  supplements the information contained in the current Prospectuses of the Trust,  dated April [ ], 2006,  as they may be amended from time to time. It should be read in conjunction with the  prospectuses for the variable  contracts and the  Trust.  Part B is not  itself a  prospectus  but is,  in its  entirety,
incorporated   by  reference   into  the  Trust's   Prospectuses.   The  Trust's
Prospectuses may be obtained by writing or calling your investment  dealer or by contacting the Series' national distributor,  Delaware  Distributors,  L.P. (the
"Distributor"),  2005 Market Street,  Philadelphia,  PA 19103-7094.  The Trust's
financial statements and the notes relating thereto,  the financial  highlights, and the report of the Independent  Registered  Public  Accounting Firm all are [
]from the Annual Reports into this Part B. The Annual Reports will accompany any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

TABLE OF CONTENTS                   Page                                         Page
Investment Objectives and Policies    2  Investment Management Agreements and     43
Investment Restrictions               2     Sub-Advisory Agreements
Accounting and Tax Issues            32  Officers and Trustees                    49
Trading Practices and Brokerage      36  General Information                      59
Offering Price                       39  Financial Statements                     63
Dividends and Realized Securities    40  Appendix A--Description of Ratings       64
   Profits Distributions
Taxes                                43  Appendix B--Portfolio Managers           65

INVESTMENT OBJECTIVES AND POLICIES

     The  investment  objectives  of  the  Series  are  below.  There  can be no assurance that the objectives of any Series will be realized.

     Delaware VIP Balanced Series  (formerly  Delaware  Balanced Series) seeks a balance of capital appreciation, income and preservation of capital.

     Delaware VIP Capital Reserves Series seeks a high,  stable level of current income  while  minimizing  fluctuations  in principal  and provide  maximum liquidity.

     Delaware  VIP Cash  Reserve  Series  seeks  the  highest  level  of  income consistent with preservation of capital and liquidity  through  investments in short-term money market instruments.

     Delaware VIP Diversified  Income Series seeks high current income and total return.

     Delaware VIP Emerging  Markets  Series seeks to achieve  long-term  capital appreciation.

     Delaware  VIP Global Bond  Series  seeks  current  income  consistent  with preservation of principal.

     Delaware VIP Growth  Opportunities  Series  (formerly  DelCap Series) seeks long-term capital appreciation.

     Delaware VIP High Yield Series  (formerly  Delchester  Series)  seeks total return and, as a secondary objective, high current income.

     Delaware VIP  International  Value Equity  Series  (formerly  International
     Equity Series) seeks long-term growth without undue risk to principal.

     Delaware VIP REIT Series seeks to achieve  maximum  long-term total return.
     Capital appreciation is a secondary objective.

     Delaware VIP Select Growth Series (formerly Aggressive Growth Series) seeks long-term capital appreciation.

     Delaware VIP Small Cap Value Series seeks capital appreciation.

     Delaware VIP Trend Series seeks long-term capital appreciation.

     Delaware VIP U.S. Growth Series seeks long-term capital appreciation.

     Delaware VIP Value Series  (formerly Value Series) seeks long-term  capital appreciation.

INVESTMENT RESTRICTIONS

     Fundamental Investment  Restrictions -- The Trust has adopted the following restrictions  for each Series,  which cannot be changed without  approval by the holders of a "majority" of the respective Series' outstanding shares, which is a vote by the  holders of the  lesser of (a) 67% or more of the voting  securities present in person or by proxy at a meeting,  if the  holders of more than 50% of the  outstanding  voting  securities are present or represented by proxy; or (b)
more than 50% of the outstanding voting securities.  The percentage  limitations contained in the  restrictions and policies set forth herein apply at the time a
Series purchases securities.

     Each Series may not:

     1. With respect to each Series,  except the Delaware VIP REIT Series,  make investments that will result in the  concentration  (as that term may be defined in the  Investment  Company  Act  of  1940  ("1940  Act"),  any  rule  or  order
thereunder,   or  U.S.   Securities  and  Exchange   Commission   ("SEC")  staff
interpretation  thereof)  of  its  investments  in  the  securities  of  issuers primarily engaged in the same industry,  provided that this restriction does not limit the Series from investing in obligations  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates  of deposit.  The  Delaware  VIP REIT Series will  concentrate  its investments in the real estate industry.  The Delaware VIP REIT Series otherwise may not make investments that will result in the concentration (as that term may be  defined  in the  1940  Act,  any  rule or  order  thereunder,  or SEC  staff interpretation  thereof)  of  its  investments  in  the  securities  of  issuers primarily engaged in the same industry,  provided that this restriction does not limit the Series from investing in obligations  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates  of deposit.  In addition,  Delaware  VIP Cash  Reserve  Series may concentrate  its  investments  in  bankers'  acceptances  of banks with over one billion dollars in assets or bank holding  companies whose  securities are rated
A-2 or better by Standard & Poor's ("S&P") or P-2 or better by Moody's Investors
Service, Inc. ("Moody's").

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the securities of other issuers,  except that the Series may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other instruments,  and provided that this restriction does not prevent the Series from  investing in issuers  which  invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided that this  restriction does not prevent the Series from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

     Non-fundamental  Investment Restrictions - - In addition to the fundamental policies and investment  restrictions  described  above, and the various general investment  policies described in the Prospectuses,  each Series will be subject to the following investment restrictions,  which are considered  non-fundamental and may be changed by the Board of Trustees without  shareholder  approval.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time a Series' purchases securities.

     1. The  Series  are  permitted  to  invest in other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  However,  none of the  Series  may  operate as a "fund of funds" which invests  primarily in the shares of other  investment  companies as permitted by Section  12(d)(1)(F)  or (G) of the 1940 Act, if the shares of such
Series are invested in by a fund that operates as a "fund of funds."

     2. A Series may not invest more than 15% (in the case of Delaware  VIP High
Yield,  Delaware  VIP REIT,  Delaware  VIP Select  Growth and  Delaware VIP U.S.
Growth Series) or 10% (in the case of Delaware VIP Balanced Series, Delaware VIP
Capital  Reserves  Series,  Delaware  VIP  Cash  Reserve  Series,  Delaware  VIP
Diversified  Income Series,  Delaware VIP Emerging Markets Series,  Delaware VIP
Global Bond Series, Delaware VIP Value Series, Delaware VIP Growth Opportunities
Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series
and Delaware VIP Small Cap Value Series) of respective  net assets in securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at which the  Series  has  valued  the investment.  In order to assure that each Series has  sufficient  liquidity,  no
Series may invest  more than 10% of its net assets in  illiquid  assets  (except
Delaware  VIP High Yield,  Delaware  VIP REIT,  Delaware  VIP Select  Growth and
Delaware VIP U.S. Growth Series,  which may invest up to 15% of their net assets in illiquid securities).

Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Cash Reserve,
Delaware VIP Global Bond, Delaware VIP Value, Delaware VIP Growth Opportunities,
Delaware  VIP  International  Value  Equity,  Delaware  VIP  Small Cap Value and
Delaware VIP Trend Series may not:

     1. Invest more than 5% of the value of its assets in  securities of any one issuer (other than obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities).  This restriction shall apply to only 75% of the assets of Delaware VIP Growth  Opportunities,  Delaware VIP International  Value
Equity,  Delaware VIP Small Cap Value and Delaware VIP Trend Series, and to only
50% of the assets of Delaware VIP Global Bond Series.

     2.  Purchase  more than 10% of the voting  securities  of any  company,  or invest in any company for the purpose of exercising control or management.

     3.  Purchase  or retain  securities  of a company  which has an  officer or
Trustee  who  is  an  officer  or  Trustee  of  the  Trust,  or  an  officer  or
Director/Trustee  of  its  investment  manager  if  such  persons,  each  owning beneficially  more  than  1/2 of 1% of the  shares  of the  company,  own in the aggregate more than 5% thereof.

     4. Purchase any security issued by any other investment  company (except in connection  with a merger,  consolidation  or offer of  exchange)  if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b)
own  securities  of such  company  having a value in  excess  of 5% of a Series'
assets or (c) own securities of investment  companies  having an aggregate value in  excess  of 10% of a  Series'  assets.  Any  such  purchase  shall  be at the customary brokerage commission. The limitations set forth in this restriction do not apply to  purchases  by Delaware VIP  International  Value Equity  Series of
securities issued by closed-end  investment  companies,  all of which must be at the customary brokerage commission.

     5. Make any investment in real estate unless  necessary for office space or the protection of investments  already made. (This restriction does not preclude a Series' purchase of securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.)

     6.  Purchase  securities  on margin,  make  short  sales of  securities  or maintain a net short position  (except that a Series may obtain such  short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities). This restriction shall not prohibit a Series from satisfying margin requirements with respect to futures transactions.

     7.  Invest  in  interests  in oil,  gas or  other  mineral  exploration  or development  programs,  commodities or commodities  contracts.  This restriction shall not  prohibit  Delaware  VIP  Balanced,  Delaware  VIP  Capital  Reserves,
Delaware VIP Growth  Opportunities,  Delaware VIP  International  Value  Equity,
Delaware VIP Small Cap Value and Delaware  VIP Trend Series from  entering  into futures contracts or options thereon, to the extent that not more than 5% of its assets are required as futures  contract margin deposits and premiums on options and only to the extent that  obligations  under such contracts and  transactions
represent   not  more  than  20%  (25%  in  the  case  of  Delaware  VIP  Growth
Opportunities Series) of the Series' assets.

     8. Borrow  money in excess of  one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions. The Series have no intention of increasing their net income through borrowing.  Any  borrowing  will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of a Series'  assets,  asset  coverage  of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%, the Series shall,  within three days  thereafter (not including
Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations,  reduce the amount of its  borrowings  to an extent  that the asset coverage of such  borrowings  shall be at least  300%.  A Series will not pledge more than 15% of its net assets.  A Series shall not issue senior  securities as defined in the 1940 Act, except for notes to banks.

     9. Make loans,  except to the extent  that  purchases  of debt  obligations
(including  repurchase  agreements) in accordance  with each Series'  investment objective  and policies are  considered  loans,  and except that each Series may loan  up to 25% of its  assets  to  qualified  broker/dealers  or  institutional investors for their use relating to short sales or other security transactions.

     10.  Invest more than 5% of the value of its total assets in  securities of companies  less than three years old. Such  three-year  period shall include the operation of any predecessor company or companies.  This investment  restriction shall not apply to the Delaware VIP Growth Opportunities, Delaware VIP Small Cap
Value and Delaware VIP Trend Series.

     11.  Invest more than 25% of its total assets in any  particular  industry, except that a Series may invest  more than 25% of the value of its total  assets in  obligations  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities,  certificates  of deposit and bankers'  acceptances  of banks with  over one  billion  dollars  in  assets  or bank  holding  companies  whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

     12. Act as an  underwriter  of securities of other  issuers,  except that a
Series  may  acquire  restricted  or  not  readily-marketable  securities  under circumstances where, if such securities are sold, a Series might be deemed to be an underwriter for the purposes of the 1933 Act.

     13. Invest in warrants valued at lower of cost or market  exceeding 5% of a
Series'  net assets.  Included  within  that  amount,  but not to exceed 2% of a
Series' net assets, may be warrants not listed on the New York Stock Exchange or
American  Stock  Exchange.  This  restriction  shall not apply to  Delaware  VIP
International Value Equity Series.

     14. The Delaware  VIP Cash Reserve  Series will not invest more than 25% of its assets in foreign  banks  which are subject to the same  regulation  as U.S.
banks or to foreign  branches of U.S.  banks where such a bank is liable for the obligations of the branch.

     While such  Series are  permitted  under  certain  circumstances  to borrow money,  they do not normally do so. No investment  securities  will be purchased while a Series has an outstanding  borrowing.  The Trust has undertaken,  for so long as required by  California  Regulatory  Authority  and so long as insurance policy premiums or proceeds of contracts sold in California are used to purchase
Trust shares,  to ensure that each Series will not borrow money in excess of 25%
of the value of its net assets.

     In addition,  the Delaware VIP Global Bond Series will not invest more than
10% of its net assets in repurchase  agreements maturing in more than seven days and other illiquid assets. Securities of foreign issuers which are not listed on a recognized  domestic or foreign  exchange or for which a bona fide market does not exist at the time of purchase or  subsequent  valuation  are included in the category of illiquid assets.

Delaware VIP Diversified Income Series and Delaware VIP Emerging Markets and may
not:

     1. Invest 25% or more of its total assets in any one industry provided that there is no limitation  with respect to  investments  in  obligations  issued or guaranteed as to principal or interest by the U.S.  government,  its agencies or instrumentalities.

     2. Make loans other than by the  purchase of all or a portion of a publicly or privately distributed issue of bonds,  debentures or other debt securities of the types  commonly  offered  publicly or privately  and  purchased by financial institutions (including repurchase agreements),  whether or not the purchase was made upon the original  issuance of the securities,  and except that each Series may loan its assets to qualified broker/dealers or institutional investors.

     3. Engage in  underwriting  of  securities  of other  issuers,  except that portfolio securities,  including securities purchased in private placements, may be acquired under circumstances where, if sold, the Series might be deemed to be an  underwriter  under the 1933 Act. No limit is placed on the proportion of the
Series' assets which may be invested in such securities.

     4. Borrow money or issue senior securities,  except to the extent permitted by the  1940  Act or any rule or order  thereunder  or  interpretation  thereof.
Subject  to the  foregoing,  each  Series may  engage in short  sales,  purchase securities on margin, and write put and call options.

     5. Purchase or sell physical  commodities or physical commodity  contracts, including physical commodity option or futures contracts in a contract market or other futures market.

     6.  Purchase or sell real  estate;  provided  that the Series may invest in securities  secured by real estate or  interests  therein or issued by companies which invest in real estate or interests therein.

     In addition,  Delaware VIP Diversified Income Series will not, with respect to 75% of its total  assets,  purchase the  securities of any issuer (other than those of other investment companies or of the U.S. government or its agencies or instrumentalities),  if  immediately  thereafter  the Series would (a) have more than 5% of the value of its total assets in the securities of such issuer or (b)
own more than 10% of the outstanding voting securities of such issuer.

Delaware VIP High Yield Series may not:

     1.  Invest  in any  company  for  the  purpose  of  exercising  control  or management.

     2.  Purchase  or retain  securities  of a company  which has an  officer or
Trustee  who  is  an  officer  or  Trustee  of  the  Trust,  or  an  officer  or
Director/Trustee  of  its  investment  manager  if  such  persons,  each  owning beneficially  more  than  1/2 of 1% of the  shares  of the  company,  own in the aggregate more than 5% thereof.

     3. Purchase any security issued by any other investment  company (except in connection  with a merger,  consolidation  or offer of  exchange)  if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b)
own  securities  of such  company  having a value in excess of 5% of the Series'
assets or (c) own securities of investment  companies  having an aggregate value in  excess  of 10% of the  Series'  assets.  Any such  purchase  shall be at the customary brokerage commission.

     4. Make any investment in real estate unless  necessary for office space or the protection of investments  already made. (This restriction does not preclude the Series' purchase of securities  secured by real estate or interests therein, or  securities  issued by  companies  which  invest in real estate or  interests therein, including real estate investment trusts.)

     5.  Purchase  securities  on margin,  make  short  sales of  securities  or maintain a net short position (except that the Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).  This  restriction  shall not prohibit  the Series from  satisfying margin requirements with respect to futures transactions.

     6.  Invest  in  interests  in oil,  gas or  other  mineral  exploration  or development programs.

     7. Borrow  money in excess of  one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  The Series has no intention of increasing  its net income  through borrowing.  Any  borrowing  will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of the Series'  assets,  asset coverage of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%, the Series shall,  within three days  thereafter (not including
Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations,  reduce the amount of its  borrowings  to an extent  that the asset coverage of such  borrowings  shall be at least 300%. The Series will not pledge more than 15% of its net assets. The Series shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

     8. Make loans,  except to the extent  that  purchases  of debt  obligations
(including  repurchase  agreements)  in accordance  with the Series'  investment objective and policies are considered  loans and except that the Series may loan up to 25% of its assets to qualified  broker/dealers or institutional  investors for its use relating to short sales or other security transactions.

     9. Invest  more than 25% of its total  assets in any  particular  industry, except that the Series may invest more than 25% of the value of its total assets in  obligations  issued or  guaranteed by the U.S.  government,  its agencies or instrumentalities,  certificates  of deposit and bankers'  acceptances  of banks with  over one  billion  dollars  in  assets  or bank  holding  companies  whose securities are rated A-2 or better by S&P or P-2 or better by Moody's.

     10. Act as an underwriter  of securities of other issuers,  except that the
Series  may  acquire  restricted  or  not  readily-marketable  securities  under circumstances  where, if such securities are sold, the Series might be deemed to be an underwriter for the purposes of 1933 Act.

Delaware VIP REIT Series may not:

     1. The Series will concentrate its investments in the real estate industry.
The Series may not invest more than 20% of its total  assets in any other single industry,  provided that there is no limitation  with respect to  investments in obligations  issued  or  guaranteed  as to  principal  or  interest  by the U.S.
government, its agencies or instrumentalities.

     2. Make loans other than by the  purchase of all or a portion of a publicly or privately distributed issue of bonds,  debentures or other debt securities of the types  commonly  offered  publicly or privately  and  purchased by financial institutions (including repurchase agreements and loan participations),  whether or not the purchase was made upon the original  issuance of the securities,  and except  that the  Series  may loan its  assets to  qualified  broker/dealers  or institutional investors.

     3. Engage in  underwriting  of  securities  of other  issuers,  except that portfolio securities,  including securities purchased in private placements, may be acquired under circumstances where, if sold, the Series might be deemed to be an  underwriter  under the 1933 Act. No limit is placed on the proportion of the
Series' assets which may be invested in such securities.

     4. Borrow money or issue senior securities,  except to the extent permitted by the  1940  Act or any rule or order  thereunder  or  interpretation  thereof.
Subject  to the  foregoing,  the  Series  may  engage in short  sales,  purchase securities on margin, and write put and call options.

     5. Purchase or sell physical  commodities or physical commodity  contracts, including physical commodity option or futures contracts in a contract market or other futures market.

     6.  Purchase or sell real estate;  provided,  that the Series may invest in securities  secured by real estate or  interests  therein or issued by companies which invest in real estate or interests therein; and provided further, that the
Series may own real estate  directly as a result of a default on securities  the
Series owns.

     7. Invest for the purpose of acquiring control of any company.

     8. To the extent that the Series invests in securities of other  investment companies,  it will only do so in accordance with the provisions of the 1940 Act in effect at the time of the investment.

     9.  Invest  in  interests  in oil,  gas and other  mineral  leases or other mineral exploration or development programs.

     10.  Purchase  securities on margin except  short-term  credits that may be necessary  for  the  clearance  of  purchases  and  sales  of  securities.  This restriction does not apply to the purchase of futures or options contracts.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity  securities in general are subject to market risks that may cause their prices to fluctuate  over time. The value of convertible  equity securities is also affected by prevailing  interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity  securities  in which a Series  invests  will  cause the net asset value of the Series to fluctuate.

Money Market Instruments
     Delaware VIP Capital Reserves Series may, from time to time,  invest all or part of its available assets in money market instruments maturing in one year or less.  Delaware VIP Cash Reserve Series will invest all of its available  assets in instruments which have a remaining  maturity of 13 months or less at the time of  acquisition  and  which  will  otherwise  meet  the  maturity,  quality  and diversification  conditions  with which  taxable money market funds must comply.
The types of instruments which these Series may purchase are described below:

     1. U.S. Government  Securities--Securities issued or guaranteed by the U.S.
government, including Treasury Bills, Notes and bonds.

     2. U.S. Government Agency  Securities--Obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     3. Bank  Obligations--Certificates  of deposit,  bankers'  acceptances  and other  short-term  obligations  of U.S.  commercial  banks  and  their  overseas branches  and  foreign  banks of  comparable  quality,  provided  each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose  deposits are insured by the Federal  Deposit  Insurance
Corporation.  Any  obligations  of foreign  banks shall be  denominated  in U.S.
dollars.  Obligations of foreign banks and  obligations of overseas  branches of
U.S. banks are subject to somewhat different regulations and risks than those of
U.S.  domestic  banks.  In particular,  a foreign  country could impose exchange controls  which  might delay the release of  proceeds  from that  country.  Such deposits are not covered by the Federal Deposit Insurance  Corporation.  Because
of  conflicting  laws and  regulations,  an  issuing  bank could  maintain  that liability for an  investment  is solely that of the overseas  branch which could expose the Series to a greater risk of loss. The Series will only buy short-term instruments  in nations where these risks are minimal.  The Series will consider these  factors  along with  other  appropriate  factors in making an  investment decision to acquire such  obligations  and will only acquire those which, in the opinion of  management,  are of an investment  quality  comparable to other debt securities  bought by the Series.  Either Series may invest more than 25% of its assets in foreign  banks  except  that this  limitation  shall not apply to U.S.
branches  of foreign  banks which are  subject to the same  regulations  as U.S.
banks or to foreign  branches of U.S.  banks where such a bank is liable for the obligations  of the branch.  This policy may be changed by the Board of Trustees without shareholder approval.

     Delaware VIP Cash Reserve  Series is subject to certain  maturity,  quality and diversification  conditions  applicable to taxable money market funds. Thus, if a bank  obligation  or, as relevant,  its issuer is considered to be rated at the time of the proposed  purchase,  it or, as  relevant,  its issuer must be so
rated  in  one  of  the  two  highest   rating   categories   by  at  least  two
nationally-recognized  statistical rating organizations or, if such security or, as relevant,  its issuer is not so rated,  the purchase of the security  must be approved or ratified by the Board of Trustees in  accordance  with the maturity, quality and  diversification  conditions  with which  taxable money market funds must comply.

     4.  Commercial  Paper--Short-term  promissory  notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by
Moody's or which have received  comparable ratings from a  nationally-recognized statistical  rating  organization  approved by the Board of Trustees  or, if not rated,  issued or guaranteed by a corporation  with outstanding debt rated AA or better by S&P or Aa or better  by  Moody's.  Delaware  VIP Cash  Reserve  Series invests in commercial paper in accordance with the restrictions set forth in the
Prospectuses.

     5.  Short-term  Corporate  Debt--In  addition to the other debt  securities described in the  Prospectuses,  corporate notes,  bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's or which have received comparable ratings from a nationally-recognized  statistical rating organization approved by the Board of Trustees,  provided such securities have one year or less  remaining to maturity.  Such  securities  generally  have greater liquidity and are subject to considerably  less market  fluctuation than longer  issues.  Delaware VIP Cash Reserve  Series  invests in corporate  notes, bonds  and  debentures  in  accordance  with the  restrictions  set forth in the
Prospectuses.

     The  ratings of S&P,  Moody's and other  rating  services  represent  their opinions as to the quality of the money market  instruments  which they rate. It should be  emphasized,  however,  that  ratings are general and are not absolute standards of quality.  These  ratings are the initial  criteria for selection of portfolio  investments,  but the Series will further evaluate these  securities.
See Appendix A--Description of Ratings.

Additional Information on the Delaware VIP Cash Reserve Series

     Delaware  VIP Cash  Reserve  Series  intends to achieve  its  objective  by investing its assets in a diversified portfolio of money market instruments. See
Money Market Instruments above and Appendix A--Description of Ratings.

     The Series  maintains  its net asset  value at $10 per share by valuing its securities on an amortized cost basis.  See Offering Price. The Series maintains a dollar weighted average  portfolio  maturity of not more than 90 days and does not purchase any issue  having a remaining  maturity of more than 13 months.  In addition, the Series limits its investments, including repurchase agreements, to those instruments which the Board of Trustees  determines present minimal credit risks and are of high quality. The Series may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average  maturity if it deems such actions appropriate to maintain a stable net asset value. While the Series will make every effort to maintain a fixed net asset value of $10 per share, there can be no assurance that this objective will be achieved.

     Although the Series  intends to hold its  investments  until  maturity when they will be redeemable at their full principal value plus accrued interest,  it may  attempt,  from  time to time,  to  increase  its yield by  trading  to take advantage  of market  variations.  Also,  revised  evaluations  of the issuer or redemptions  may cause sales of  portfolio  investments  prior to maturity or at times when such sales might  otherwise  not be  desirable.  The Series' right to borrow to facilitate redemptions may reduce, but does not guarantee, a reduction in the need for such sales.  The Series will not purchase new  securities  while any borrowings are outstanding.  See Dividends and Realized  Securities  Profits
Distributions and Taxes for the effect of any capital gains distributions.

     A  shareholder's  rate of return will vary with the general  interest  rate levels  applicable to the money market  instruments in which the Series invests.
In the event of an increase in current  interest rates, a national credit crisis or if one or more of the issuers became  insolvent  prior to the maturity of the instruments,  principal  values  could be  adversely  affected.  Investments  in obligations  of foreign  banks and of  overseas  branches  of U.S.  banks may be subject to less  stringent  regulations  and different  risks than those of U.S.
domestic  banks.  The rate of return and the net asset value will be affected by such other  factors as sales of portfolio  securities  prior to maturity and the
Series' operating expenses.

     Some of the securities in the Series'  portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury Bill rate. This periodic  interest  rate  adjustment  tends  to  lessen  the  volatility  of the security's  price.  With respect to securities  with an interest rate adjustment period of one year or less, the Series will, when  determining  average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

     Instruments such as GNMA, FNMA and FHLMC securities and similar  securities backed by amortizing  loans  generally have shorter  effective  maturities  than their  stated  maturities.  This is due to  changes  in  amortization  caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical  payment patterns.  For purposes of determining the Series'  average  weighted  maturity,  the maturities of such securities will be calculated  based upon the issuing  agency's  payment factors using industry-accepted valuation models.

Asset-Backed Securities
     Delaware VIP  Balanced,  Delaware VIP Capital  Reserves,  Delaware VIP Cash
Reserve and  Delaware VIP  Diversified  Income  Series may invest in  securities which are backed by assets such as  receivables on home equity and credit loans, receivables  regarding  automobile,  mobile home and recreational vehicle loans, wholesale  dealer  floor  plans and leases  (i.e.,  receivables  on loans to car dealers  for  cars  used  in  their  showrooms)  or  other  loans  or  financial receivables  currently  available or which may be  developed in the future.  For
Delaware  VIP  Balanced  and  Delaware  VIP Capital  Reserves  Series,  all such securities  must be rated  in one of the four  highest  rating  categories  by a reputable  rating  agency  (e.g.,  BBB or  better  by S&P  or Baa or  better  by
Moody's).  It is  Delaware  VIP Cash  Reserve  Series'  current  policy to limit asset-backed  investments  to those  rated in the highest  rating  category by a reputable  rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables,  wholesale dealer floor plans, home equity loans and automobile loans.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of different  parties.  The credit quality of most asset-backed  securities  depends  primarily on the credit quality of the assets underlying  such  securities,  how well the entities  issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit  support  provided  to the  securities.  Such  receivables  are securitized in either a pass-through  or a pay-through  structure.  Pass-through securities  provide investors with an income stream consisting of both principal and interest  payments in respect of the  receivables  in the  underlying  pool.
Pay-through  asset-backed  securities are debt  obligations  issued usually by a special purpose entity,  which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. To lessen the effect of failures by obligors on underlying  assets to make  payments,  such  securities  may contain elements of credit support.  Such credit support falls into two categories:  (i)
liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity  protection refers to the  provision of advances,  generally by the entity  administering  the pool of assets,  to ensure that the receipt of payments  due on the  underlying  pool is timely.  Protection  against losses resulting from ultimate default enhances the likelihood of payments of the  obligations on at least some of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The rate of principal payment on asset-backed  securities generally depends on the rate of principal payments received on the underlying  assets.  Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest  rates or the  concentration  of  collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
Due to the shorter  maturity of the collateral  backing such  securities,  there tends to be less of a risk of substantial  prepayment than with  mortgage-backed securities,  but the risk of such a  prepayment  does exist.  Such  asset-backed
securities   do,   however,   involve   certain   risks  not   associated   with
mortgage-backed securities, including the risk that security interests cannot be adequately,  or in many cases  ever,  established,  and other risks which may be peculiar to  particular  classes of  collateral.  For  example,  with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain  amounts owed on the credit cards,  thereby reducing the outstanding balance. In the case of automobile  receivables,  there is a risk  that the  holders  may not have  either  a proper  or first  security interest in all of the  obligations  backing such  receivables  due to the large number of vehicles  involved in a typical  issuance and  technical  requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those  anticipated  could adversely  affect the return on an investment in such issue.

Mortgage-Backed Securities
     Delaware  VIP  Balanced,   Delaware  VIP  Capital  Reserves,  Delaware  VIP
Diversified  Income and Delaware  VIP REIT Series may invest in  mortgage-backed securities  issued  or  guaranteed  by the  U.S.  government,  its  agencies  or instrumentalities  or  government  sponsored  corporations  or those  issued  by certain private,  non-government  corporations,  such as financial institutions.
Two principal types of mortgage-backed  securities are  collateralized  mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes or series with different maturities.  The classes or series are retired in sequence as the  underlying  mortgages  are  repaid.  Prepayment  may  shorten the stated
maturity of the obligation and can result in a loss of premium,  if any has been paid.  Certain of these securities may have variable or floating  interest rates and others may be stripped  (securities  which  provide  only the  principal  or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying  collateral of the private issuer.  The Series may invest in such private-backed  securities, but the Delaware VIP REIT Series will do so (i) only if the securities are 100%  collateralized at the time of issuance by securities issued or guaranteed by the U.S.  government,  its agencies or instrumentalities and (ii)  currently,  only if they are rated at the time of  purchase in the two highest grades by a nationally-recognized statistical rating agency.

     Delaware  VIP  Balanced,  Delaware  VIP Capital  Reserves  and Delaware VIP
Diversified  Income Series each may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government,  its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the  securities (i) are rated at the time of purchase in the four  top  rating  categories  by  a  nationally-recognized  statistical  rating organization  (e.g.,  BBB or better by S&P or Baa or better by Moody's) and (ii)
represent interests in whole-loan mortgages,  multi-family mortgages, commercial mortgages and other  mortgage  collateral  supported by a first mortgage lien on real estate. Non-agency  mortgage-backed  securities are subject to the interest rate and  prepayment  risks,  described  above,  to which  other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they
are  not   collateralized  by  securities  issued  or  guaranteed  by  the  U.S.
government.  In addition,  timely  information  concerning the loans  underlying these  securities  may not be as  readily  available  and the  market  for these securities may be less liquid than other CMOs and REMICs.

REITs
     Delaware  VIP REIT  Series  primarily  invests  in,  and the  Delaware  VIP
Balanced and Delaware VIP  Diversified  Income Series may invest in, real estate investment trusts ("REITs").  REITs are pooled investment  vehicles which invest primarily  in  income-producing  real  estate or real  estate  related  loans or interests.  REITs are generally classified as equity REITs,  mortgage REITs or a combination  of equity and mortgage  REITs.  Equity REITs invest the majority of their assets  directly in real  property and derive  income  primarily  from the collection  of rents.  Equity  REITs can also realize  capital  gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate  mortgages and derive income from the  collection of interest  payments.  Like  investment  companies,  REITs are not taxed on income distributed to  shareholders  provided they comply with several  requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers,  self-liquidation,  and the risk of failing to qualify for  tax-free  pass-through  of income  under the
Code, and/or to maintain exemptions from the 1940 Act.

     The Series'  investments  in REITs present  certain  further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose  underlying  assets  include  long-term  health care  properties,  such as nursing,  retirement  and  assisted  living  homes,  may be  impacted by federal regulations concerning the health care industry.

     REITs  (especially  mortgage REITs) are also subject to interest rate risks
-- when interest rates decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Convertible, Debt and Non-Traditional Equity Securities
     In addition to Delaware  VIP  Balanced,  Delaware VIP  Diversified  Income,
Delaware VIP Emerging Markets, Delaware VIP REIT, Delaware VIP Select Growth and
Delaware  VIP  U.S.  Growth  Series  also may  invest  in  convertible  and debt securities  of issuers in any  industry.  A  convertible  security is a security which may be converted at a stated price within a specified  period of time into a  certain  quantity  of the  common  stock of the same or a  different  issuer.
Convertible  securities  rank ahead of common stock in a  corporation's  capital structure and therefore  entail less risk than the  corporation's  common stock.
However, convertible securities typically rank behind non-convertible securities of the same  issuer.  Convertible  and debt  securities  provide a  fixed-income stream and the opportunity,  through its conversion  feature,  to participate in
the  capital  appreciation   resulting  from  a  market  price  advance  in  the
convertible  security's underlying common stock. A convertible  security's price
depends  on  both  its  "investment   value"  (its  value  with  the  conversion
privilege),  and its  "conversion  value" (its market value if it were exchanged for the  underlying  security  according to its  conversion  privilege).  When a convertible  security's  investment value is greater than its conversion  value, its price will primarily reflect its investment  value. In this scenario,  price will  probably be most  affected  by  interest  rate  changes,  increasing  when interest  rates fall and  decreasing  when  interest  rates  rise,  similar to a fixed-income security. Additionally, the credit standing of the issuer and other factors also may have an effect on the convertible security's value. Conversely, when the conversion value approaches or exceeds the investment  value, the price of the convertible security will rise above its investment value. The higher the convertible  security's price relative to its investment  value, the more direct the  relationship  between  the changes in its price and changes in the price of the underlying equity security.

     A convertible  security's  price will typically  provide a premium over the conversion  value. This represents the additional price investors are willing to pay for a  security  that  offers  income,  ranks  ahead  of  common  stock in a company's capital structure and also has the possibility of capital appreciation due to the  conversion  privilege.  Because  a  convertible  security  has fixed
interest  or  dividend  payments,   when  the  underlying  stock  declines,  the
convertible  security's price is increasingly  determined by its yield. For this reason,  the  convertible  security  may not  decline as much as the  underlying common stock.  The extent of the price decline will also depend on the amount of the premium over its conversion value.

     Common stock  acquired  upon  conversion  of a  convertible  security  will generally be held for so long as the investment  manager  anticipates such stock will provide the Series with opportunities which are consistent with the Series'
investment objectives and policies.

     The Series may invest in  convertible  debentures  without regard to rating categories.  Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks,  including the risk of loss of  principal,  which may be  greater  than the risks  involved  in investing in  investment  grade  convertible  debentures.  Under  rating  agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and  protective  characteristics  that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The Series may have  difficulty  disposing of such lower rated  convertible debentures  because the trading  market for such  securities may be thinner than the market for higher rated  convertible  debentures.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated  securities.  The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Series' ability to dispose of
particular   issues  in  response  to  a  specific  economic  event  such  as  a deterioration  in the  creditworthiness  of the  issuer.  The  lack of a  liquid secondary market for certain  securities also may make it more difficult for the
Series to obtain accurate market  quotations for purposes of pricing the Series'
portfolio  and  calculating  its  net  asset  value.   The  market  behavior  of
convertible  securities  in lower rating  categories is often more volatile than that of higher  quality  securities.  Lower quality  convertible  securities are judged by Moody's and S&P to have speculative elements or characteristics; their future  cannot be  considered  as well  assured,  and their  earnings  and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments  and changes in  economic  conditions  than higher  rated securities. Issuers of these securities are often highly leveraged so that their ability to service their debt obligations  during an economic downturn or during sustained  periods of rising interest rates may be impaired.  In addition,  such issuers may not have more  traditional  methods of financing  available to them, and therefore may be unable to repay debt at maturity by refinancing.

     These Series may invest in convertible preferred stocks that offer enhanced yield features,  such as Preferred Equity Redemption Cumulative Stock ("PERCS"),
which provide an investor with the  opportunity to earn higher  dividend  income than is  available on a company's  common  stock.  A PERCS is a preferred  stock which  generally  features a  mandatory  conversion  date,  as well as a capital appreciation  limit which is usually  expressed in terms of a stated price. Upon the conversion  date,  most PERCS convert into common stock of the issuer (PERCS
are  generally  not  convertible  into  cash  at  maturity).   Under  a  typical
arrangement,  if after a predetermined number of years the issuer's common stock is trading at a price below that set by the  capital  appreciation  limit,  each
PERCS would  convert to one share of common  stock.  If,  however,  the issuer's common  stock is trading at a price above that set by the  capital  appreciation limit,  the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market  price of the  issuer's  common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection.
However,  if called  early,  the issuer may pay a call  premium  over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     These  Series  also may invest in other  enhanced  convertible  securities.
These  include but are not  limited to ACES  (Automatically  Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities).  ACES,  PEPS,  PRIDES,  SAILS,  TECONS,  QICS and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset
conversion  ratio  or  hold  them  until  maturity;  and  upon  maturity,   they
automatically  convert to either cash or a specified  number of shares of common stock. An investment in such  securities may involve  additional  risks.  Unlike conventional  convertible  securities,  enhanced  convertible  securities do not usually have a fixed maturity (par) value.  Rather,  such  securities  generally provide only for a mandatory  conversion into cash or common stock. As a result, a Series  risks  loss of  principal  if the cash  received,  or the price of the underlying  common stock at the time of conversion,  is less than the price paid for the  enhanced  convertible  security.  Such  securities  may be more or less
liquid  than  conventional   convertible   securities  or  non-convertible  debt
securities.

Private Placements
     Private placement  securities are securities which have not been registered with the SEC and which are usually only sold to large,  institutional investors.
For various  reasons,  an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may  preclude a public  offering of an issuer's  securities.  An issuer often is willing to provide  more  attractive  features in  securities  issued  privately because it has  avoided the  expense  and delay  involved in a public  offering.
Private placements of debt securities have frequently  resulted in higher yields and  restrictive  covenants that provide  greater  protection for the purchaser, such as longer call or refunding  protection  than would  typically be available with publicly offered securities of the same type.  Securities  acquired through private placements may also have special features not usually  characteristic of similar  securities  offered  to the  public,  such as  contingent  interest  or warrants for the purchase of the issuer's stock.

Zero Coupon Bonds and Pay-In-Kind Bonds
     Delaware VIP Diversified Income,  Delaware VIP Global Bond and Delaware VIP
REIT Series may invest in zero coupon  bonds.  The market  prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit  quality.  Current federal income tax law requires that a holder of a taxable  zero  coupon  security  report as income  each year the  portion of the original issue discount of such security that accrues that year, even though the holder  receives no cash payments of interest  during the year.  The Series have qualified as regulated investment companies under the Code. Accordingly,  during periods  when the  Series  receive no  interest  payments  on their zero  coupon securities,  they will be  required,  in order to  maintain  their  desired  tax treatment,  to distribute  cash  approximating  the income  attributable to such securities.  Such  distribution may require the sale of portfolio  securities to meet the  distribution  requirements  and such  sales may be subject to the risk factor discussed above.

Interest Rate and Index Swaps
     Delaware  VIP  Balanced,  Delaware  VIP Capital  Reserves  and Delaware VIP
Diversified  Income  Series may invest in  interest  rate and index swaps to the extent  consistent with their respective  investment  objectives and strategies.
Delaware VIP Global Bond Series may invest in interest  rate swaps to the extent consistent with its respective  investment  objectives and strategies.  A Series will only  invest in swaps in which all the  reference  rates are  related to or derived from instruments or markets in which the Series is otherwise eligible to invest,  subject to the investment  limitations on the  instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to mange its portfolio of swaps so as to match and offset its payment  receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (LIBOR).  The
typical  maximum  term of an  interest  rate swap  agreement  ranges from one to twelve  years.  Index  swaps tend to be shorter  term,  often for one year.  The investment manager presently intends to purchase swaps with maturities of six to twelve months, and in no event greater than two years.

     Delaware  VIP  Balanced,  Delaware  VIP Capital  Reserves  and Delaware VIP
Diversified  Income  Series also may engage in index swaps,  called total return swaps.  In an index swap, a Series may enter into a contract with a counterparty in which the counterparty will make payments to the Series based on the positive returns of an index,  such as a corporate  bond  index,  in return for the Trust paying to the counterparty a fixed or variable  interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Series is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed income securities that are included in the index.

     Swap  transactions  provide several  benefits to the Series.  Interest rate swaps may be used as a  duration  management  tool.  Duration  is a measure of a bond's  interest-rate  sensitivity,  expressed  in terms of years  because it is related to the length of time  remaining on the life of a bond. In general,  the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a fund is the weighted average of the durations of the fund's fixed income securities.

     If a Series wishes to shorten the duration of certain of its assets, longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an interest  rate swap,  the Series could agree to make  semi-annual  fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months.  The duration of the floating rate payments  received by the Series will now be six months.  In effect, a Series has reduced the duration of the notional amount  invested  from a  longer  term to six  months  over the life of the swap agreement.

     The Series may also use swaps to gain  exposure  to specific  markets.  For example,  suppose bond dealers have  particularly  low  inventories of corporate bonds,  making it difficult  for a fixed income fund to increase its exposure to the  corporate  bond  segment of the market.  It is  generally  not  possible to purchase  exchange-traded  options on a  corporate  bond index.  A Series  could replicate  exposure to the  corporate  bond market,  however,  by engaging in an index swap in which the  Series  gains  exposure  to a  corporate  bond index in return for paying a LIBOR-based floating interest rate.

     Other uses of swaps  could help  permit the Series to  preserve a return or spread on a  particular  investment  or portion of its  portfolio  or to protect against an increase in the price of securities the Series anticipates purchasing at a later date.  Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract,  and may be considered to provide more
liquidity  than  similar  forward  contracts,   particularly  long-term  forward
contracts.

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction, the Series' potential loss is the net amount of  payments  the Series is  contractually  entitled  to receive for one payment period (if any - the Series could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of  securities or other  underlying  assets or principal as collateral  for the  transaction.  The  Series  will have  contractual  remedies pursuant to the swap agreement but, as with any contractual remedy,  there is no guarantee  that  the  Series  would  be  successful  in  pursuing  them  --  the counterparty may be judgement proof due to insolvency,  for example.  The Series thus  assume  the risk that they will be  delayed or  prevented  from  obtaining payments owed to them. The standard industry swap agreements do, however, permit the Series to  terminate  a swap  agreement  (and thus avoid  making  additional payments) in the event that a counterparty fails to make a timely payment to the
Series.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating,  permitting them to enter into swap transactions as a dealer. The Series will not be permitted to enter into any swap transaction  unless, at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of  equivalent  credit  quality by the Series'
investment manager. In addition, the investment manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest rates, the investment  performance of a Series which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Series  might  theoretically  be required to pay in a swap transaction.

     In order to ensure that a Series will only engage in swap  transactions  to the extent consistent with its investment objectives and strategies,  the Series will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities,  instruments or markets that are otherwise eligible  investments for the Series.  Similarly,  the extent to which the Series may invest in a swap,  as measured by the  notional  amount,  will be subject  to the same  limitations  as the  eligible  investments  to  which  the purchased reference rate relates.

     A  Series  will,   consistent   with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net amount of the  excess,  if any,  of the Series'
payment  obligations  over its  entitled  payments  with  respect  to each  swap contract. To the extent that the Series is obligated by a swap to pay a fixed or variable interest rate, the Series may segregate securities that are expected to generate  income  sufficient  to meet the Series' net payment  obligations.  For example,  if a Series holds interest rate swaps and is required to make payments based on variable  interest  rates,  it will have to make increased  payments if interest  rates rise,  which will not be necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

     There is not a  well-developed  secondary market for interest rate or index swaps.  Most interest rate swaps are nonetheless  relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.  Most index  swaps,  on the other  hand,  are  considered  to be illiquid because the counterparty/dealer typically will not unwind an index swap prior to its termination  (and, not  surprisingly,  index swaps tend to have much shorter terms).  A Series will therefore treat all swaps as subject to its limitation on illiquid investments.  For purposes of calculating these percentage limitations, a Series will refer to the notional amount of the swap.

     Swaps will be priced  using fair value  pricing.  The income  provided by a swap should be qualifying income for purposes of Subchapter M of the Code. Swaps should not  otherwise  result in any  significant  diversification  or valuation issues under Subchapter M of the Code.

Credit Default Swaps
     The Delaware VIP Balanced Series,  Delaware VIP Diversified  Income Series,
Delaware VIP Global Bond Series and the Delaware VIP High Yield Series may enter into credit  default swap ("CDS")  contracts to the extent  consistent  with its investment  objectives  and  strategies.  A  CDS  contract  is  a  risk-transfer instrument (in the form of a derivative  security)  through which one party (the
"purchaser  of   protection")   transfers  to  another  party  (the  "seller  of
protection")  the  financial  risk of a Credit Event (as defined  below),  as it relates to a particular  reference  security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection,  the purchaser  of  protection  agrees to pay the  seller of  protection  a  periodic premium.  In the most general sense, the benefit for the purchaser of protection is that if a Credit Event should occur,  it has an agreement  that the seller of protection  will make him  whole in return  for the  transfer  to the  seller of protection of the reference  security or securities.  The benefit for the seller of  protection  is the  premium  income  it  receives.  A Series  might  use CDS contracts  to limit or to reduce the risk  exposure of the Series to defaults of the issuer or issuers of the Series'  portfolio  holdings  (i.e., to reduce risk when the Series owns or has  exposure to such  securities).  A Series also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of the Series'  investments  in the CDS contracts  will be limited to 10% of the
Series'  total net assets  (except the limit shall be 15% for  Delaware VIP High
Yield Series and the liquidity  provisions will not apply to 144A securities for the Delaware VIP Balanced Series and Delaware VIP Diversified Income Series). As
the  purchaser  or seller of  protection,  a Series may be required to segregate cash or  other  liquid  assets  to  cover  its  obligations  under  certain  CDS contracts.

     As the seller of protection  in a CDS contract,  a Series would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation  acceleration,  modified restructuring or agreed upon event (each of these events is a "Credit  Event").  If a Credit Event occurs,  a
Series  generally  would  receive the security or securities to which the Credit
Event  relates in return  for the  payment  to the  purchaser  of the par value.
Provided  that  no  Credit  Event  occurs,  a  Series  would  receive  from  the counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS  contact,  a Series  would have no delivery  requirement  or payment obligation to the purchaser of protection.  As the seller of protection, a Series  would have credit  exposure to the  reference  security  (or basket of securities).  A Series will not sell  protection  in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  a Series would pay a premium to the seller of protection.  In return,  a Series would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to a Series if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Series to terminate the CDS contract.

Counterparty   risk.   A   significant   risk   in  CDS   transactions   is  the
creditworthiness  of the  counterparty  because the integrity of the transaction depends  on  the  willingness  and  ability  of the  counterparty  to  meet  its contractual  obligations.  If  there is a  default  by a  counterparty  who is a purchaser of  protection,  a Series'  potential loss is the agreed upon periodic stream of payments from the purchaser of protection.  If there is a default by a counterparty  that is a seller of  protection,  a Series'  potential loss is the failure to receive  the par value or other  agreed upon value from the seller of protection  if a Credit Event  should  occur.  CDS  contracts do not involve the delivery of collateral to support each party's obligations;  therefore, a Series will only have contractual remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy,  there is no guarantee that a Series would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Series thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

When-Issued,  "When,  As and If Issued"  and  Delayed  Delivery  Securities  and
Forward Commitments

     Consistent  with their  respective  objectives,  the  Series  may  purchase securities on a when-issued  or delayed  delivery  basis or may purchase or sell securities  on  a  forward  commitment  basis.  The  Series  may  also  purchase securities  on a "when,  as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent  event, such as approval of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated,  the price is fixed at the time of commitment,  but delivery and payment  can take  place a month or more  after  the date of the  commitment.  A
Series will  designate  cash or  securities  in amounts  sufficient to cover its obligations, and will value the designated assets daily.

     Although the Series will only purchase securities on a when-issued,  "when, as and if  issued,"  delayed  delivery  or  forward  commitment  basis  with the intention of acquiring the securities, the Series may sell the securities before the settlement  date if it is deemed  advisable.  The securities so purchased or sold are subject to market  fluctuation and no interest accrues to the purchaser during this  period.  At the time a Series makes the  commitment  to purchase or sell securities on a when-issued,  "when, as and if issued," delayed delivery or forward  commitment basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received,  in  determining  its net asset value.  At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

Liquidity and Rule 144A Securities
     In order to assure that each Series has sufficient liquidity, no Series may invest more than 10% of its net assets in illiquid  assets (except  Delaware VIP
High Yield,  Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S.
Growth  Series,  which  may  invest up to 15% of their  net  assets in  illiquid securities).  For Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware
VIP Cash  Reserve,  Delaware  VIP Value and  Delaware  VIP Growth  Opportunities
Series,  this  policy  shall  extend  to all  restricted  securities,  including securities eligible for resale without registration pursuant to Rule 144A of the
1933 Act ("Rule 144A Securities")  (described below), and repurchase  agreements maturing  in more than seven days.  With  respect to  Delaware  VIP  Diversified
Income,  Delaware VIP Emerging Markets,  Delaware VIP Global Bond,  Delaware VIP
High Yield, Delaware VIP International Value Equity, Delaware VIP REIT, Delaware
VIP Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend and Delaware
VIP U.S.  Growth Series,  and subject to the following  paragraphs,  this policy shall not limit the acquisition of Rule 144A Securities.  Rule 144A permits many privately  placed and legally  restricted  securities  to be freely traded among certain  institutional  buyers  such  as the  Series.  Investing  in  Rule  144A
Securities  could have the effect of increasing  the level of  illiquidity  of a
Series to the extent that qualified  institutional  buyers become  uninterested, for a time, in purchasing these securities.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Series' investment  managers the day-to-day  functions of determining whether or not  individual  Rule  144A  Securities  are  liquid  for  purposes  of the  10%
limitation on  investments  in illiquid  assets (15% in the case of Delaware VIP
High Yield,  Delaware VIP REIT, Delaware VIP Select Growth and Delaware VIP U.S.
Growth Series). The Board has instructed the investment managers to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and trading  volume for the security;  (ii) whether at least three  dealers are willing to  purchase or sell the  security  and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the security;  (iv) the nature of the security and the nature of the marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, the mechanics of transfer, and whether the security is listed on an electronic network for trading the security).

     If the respective  investment  manager determines that a Rule 144A Security which was  previously  determined  to be liquid is no longer  liquid  and,  as a result,  the  applicable  Series'  holdings  of illiquid  securities  exceed the
Series' 10% limit on investment in such  securities (15% in the case of Delaware
VIP High Yield,  Delaware VIP REIT,  Delaware VIP Select Growth and Delaware VIP
U.S.  Growth  Series),  the  respective  investment  manager will determine what action  shall be taken to ensure  that the  Series  continues  to adhere to such limitation.

Repurchase Agreements
     Each  Series  may,  from  time to time,  enter  into  repurchase  agreement
transactions  which  are  at  least  102%   collateralized  by  U.S.  government
securities,  except that the Delaware VIP Emerging Markets,  Delaware VIP Global
Bond and Delaware VIP International Value Equity Series may accept as collateral any  securities  in which such  Series may  invest.  Repurchase  agreements  are instruments  under which  securities  are  purchased  from a bank or  securities dealer with an agreement by the seller to  repurchase  the  securities.  Under a repurchase  agreement,  the purchaser acquires ownership of the security but the seller agrees,  at the time of sale, to repurchase it at a mutually  agreed-upon time and price.  The Series will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller  secured by the securities  transferred.  The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated  to the  coupon  rate  or  maturity  of the  purchase  security.  Such transactions  afford  an  opportunity  for  the  Series  to  invest  temporarily available  cash. The Series' risk is limited to the seller's  ability to buy the security  back  at the  agreed-upon  sum  at the  agreed-upon  time,  since  the repurchase  agreement is secured by the  underlying  obligation.  Should such an issuer default,  the investment  managers  believe that,  barring  extraordinary circumstances,  a Series will be entitled to sell the  underlying  securities or otherwise  receive  adequate  protection  for its  interest in such  securities, although  there  could  be a  delay  in  recovery.  Each  Series  considers  the creditworthiness  of the  bank  or  dealer  from  whom it  purchases  repurchase agreements.  The Series will monitor such  transactions to assure that the value of the underlying  securities subject to repurchase agreements is at least equal to the  repurchase  price.  The underlying  securities  will be limited to those described above.

     The funds in the  Delaware  Investments  family have  obtained an exemption from  the  joint-transaction  prohibitions  of  Section  17(d)  of the  1940 Act
("Order")  to allow  the funds in the  Delaware  Investments  family to  jointly invest cash balances. Each Series of the Trust (other than Delaware VIP Emerging
Markets,  Delaware VIP Global Bond and Delaware VIP  International  Value Equity
Series) may invest cash balances in a joint  repurchase  agreement in accordance with the terms of the Order and subject  generally to the  conditions  described above.

Portfolio Loan Transactions
     Each Series,  except for Delaware VIP Cash Reserve  Series,  may loan up to
25% of its assets to qualified  broker/dealers  or  institutional  investors for their use relating to short sales or other security transactions.

     It is the understanding of the Series' respective  investment managers that the  staff  of the  SEC  permits  portfolio  lending  by  registered  investment companies if certain  conditions are met. These  conditions are as follows:  (1)
each transaction must have 100% collateral in the form of cash,  short-term U.S.
government  securities,  or  irrevocable  letters  of  credit  payable  by banks acceptable to the Trust from the borrower;  (2) this  collateral  must be valued daily and  should  the  market  value of the  loaned  securities  increase,  the borrower must furnish  additional  collateral to the Series; (3) the Series must be able to terminate  the loan after  notice,  at any time;  (4) the Series must receive  reasonable  interest on any loan, and any dividends,  interest or other distributions  on the lent  securities,  and any increase in the market value of such securities;  (5) the Series may pay reasonable custodian fees in connection with the loan;  (6) the  voting  rights on the lent  securities  may pass to the borrower;  however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative  arrangement with the borrower to enable the Trustees to vote the proxy.

     The major risk to which a Series would be exposed on a loan  transaction is the risk that the  borrower  would go  bankrupt  at a time when the value of the security  goes up.  Therefore,  a Series will only enter into loan  arrangements after a review  of all  pertinent  facts by the  Series'  respective  investment managers,  under  the  supervision  of the  Board  of  Trustees,  including  the creditworthiness of the borrowing broker,  dealer or institution,  and then only if the  consideration  to be received  from such loans  would  justify the risk.
Creditworthiness will be monitored on an ongoing basis by the Series' respective investment managers.

Foreign Securities
     To the  extent  that each  Series is  authorized  and  intends to invest in foreign  securities,  investors should recognize that investing in securities of foreign issuers  involves certain  considerations,  including those described in the  Prospectuses,  which are not typically  associated with investing in United
States issuers. Since the stocks of foreign companies are frequently denominated in foreign  currencies,  and since the Series may  temporarily  hold  uninvested reserves  in bank  deposits in foreign  currencies,  the Series will be affected favorably or unfavorably  by changes in currency  rates and in exchange  control regulations,  and may incur costs in connection with conversions between various currencies.  The  investment  policies  of certain of the Series  permit them to enter into forward  foreign  currency  exchange  contracts  and various  related currency  transactions  in order to hedge the Series'  holdings and  commitments against changes in the level of future currency rates. Such contracts involve an obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

     Dividends paid by foreign  issuers may be subject to withholding  and other foreign taxes, which may decrease the net return on such investments as compared to dividends paid to the Series by U.S.  corporations.  Special rules govern the federal income tax treatment of certain  transactions  denominated in terms of a currency  other than the U.S.  dollar or determined by reference to the value of one or more  currencies  other than the U.S.  dollar.  The types of transactions
covered  by  the  special  rules  generally  include  the  following:   (i)  the
acquisition  of, or becoming the obligor under, a bond or other debt  instrument
(including,  to the extent provided in Treasury  Regulations,  preferred stock);
(ii) the  accruing of certain  trade  receivables  and  payables;  and (iii) the entering into or acquisition of any forward contract,  futures contract,  option and similar financial instruments other than any "regulated futures contract" or
"non-equity  option" marked to market.  The disposition of a currency other than the U.S. dollar by a U.S.  taxpayer is also treated as a transaction  subject to the special currency rules. However, foreign currency-related  regulated futures contracts  and  non-equity  options  generally  are not  subject to the  special currency  rules if they are, or would be,  treated as sold for their fair market value at year-end under the marking to market rules  applicable to other futures contracts,  unless an election is made to have such currency  rules apply.  With respect to transactions  covered by the special rules,  foreign currency gain or loss  is  calculated  separately  from  any  gain  or  loss  on  the  underlying transaction  and is normally  taxable as ordinary  gain or loss.  A taxpayer may elect to treat as capital  gain or loss  foreign  currency  gain or loss arising from certain identified  forward  contracts,  futures contracts and options that are  capital  assets  in the hands of the  taxpayer  and which are not part of a straddle.  Certain  transactions  subject to the special currency rules that are part of a "section  988 hedging  transaction"  (as defined in the Code,  and the
Treasury  Regulations) will be integrated and treated as a single transaction or otherwise treated  consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single  transaction are generally to create a synthetic debt instrument  that is subject to the original  discount provisions.  It is  anticipated  that some of the  non-U.S.  dollar  denominated investments and foreign currency  contracts a Series may make or enter into will be subject to the special currency rules described above.

     Supranational  Entities. A supranational entity is an entity established or financially  supported by the national  governments  of one or more countries to promote  reconstruction  or  development.  Examples  of  supranational  entities include,  among others,  the World Bank, the European  Economic  Community,  the
European Bank for Reconstruction and Development,  the European Investment Bank,
the  Inter-American  Development  Bank,  the  Export-Import  Banks,  the  Nordic
Investment Bank and the Asian Development Bank.

     Emerging  Markets.  Compared  to the  United  States  and  other  developed
countries,   emerging  countries  may  have  relatively  unstable   governments,
economies  based on only a few industries,  and securities  markets that trade a small number of securities.  Prices on these  exchanges tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as  well as loss)  than  securities  of  companies  located  in  developed countries.  Further,  investments by foreign  investors (such as the Series) are subject  to  a  variety  of  restrictions  in  many  emerging  countries.  These restrictions  may take the form of prior  governmental  approval,  limits on the amount or type of  securities  held by  foreigners,  and  limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Series invests.  In addition, the  repatriation  of both  investment  income and capital from several  foreign countries is restricted and controlled under certain regulations,  including, in
some  cases,  the  need  for  certain  governmental  consents.   Although  these
restrictions  may in the  future  make it  undesirable  to  invest  in  emerging countries,  Mondrian Investment Partners Limited, the investment manager to some of the Series, does not believe that any current repatriation restrictions would affect its  decision  to invest in such  countries.  Countries  such as those in which the Series may invest have historically  experienced,  and may continue to experience,  high  rates  of  inflation,  high  interest  rates,  exchange  rate fluctuations or currency  depreciation,  large amounts of external debt, balance of  payments  and trade  difficulties,  and extreme  poverty  and  unemployment.
Additional  factors which may influence  the ability or  willingness  to service debt  include,  but are not  limited to, a country's  cash flow  situation,  the availability  of sufficient  foreign  exchange on the date a payment is due, the relative  size of its  debt  service  burden  to the  economy  as a  whole,  its government's policy towards the International  Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     With respect to investment in debt issues of foreign governments, including
Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate  payments on its external debt obligations will also be strongly  influenced  by the  issuer's  balance of  payments,  including  export performance,  its access to international credits and investments,  fluctuations in  interest  rates and the  extent of its  foreign  reserves.  A country  whose exports  are  concentrated  in a few  commodities  or whose  economy  depends on certain  strategic  imports could be vulnerable to fluctuations in international prices of these  commodities  or  imports.  To the  extent  that a  country  has inadequate  exports or receives payment for its exports in currencies other than dollars,  its  ability to make debt  payments  denominated  in dollars  could be adversely affected.

     The   issuers   of   the   emerging    market   country    government   and
government-related  high yield  securities  in which a Series may invest have in the past experienced  substantial  difficulties in servicing their external debt obligations,  which  have  led  to  defaults  on  certain  obligations  and  the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain  foreign  government and  government-related  high yield  securities may be requested to participate in the  restructuring  of such obligations  and to  extend  further  loans to their  issuers.  There  can be no
assurance   that  the   Brady   Bonds   and   other   foreign   government   and
government-related  high yield  securities in which a Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments.  Furthermore,  certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Depositary  Receipts.  Each Series  (other than  Delaware  VIP Cash Reserve
Series) may make foreign  investments through the purchase and sale of sponsored or  unsponsored  American,  European,  Global and  similar  types of  Depositary
Receipts ("Depositary Receipts").  Depositary Receipts are receipts often issued by a U.S.  or  foreign  bank  or  trust  company  which  evidence  ownership  of underlying  securities issued by a foreign corporation.  "Sponsored"  Depositary
Receipts  are  issued  jointly by the issuer of the  underlying  security  and a
depository,   whereas  "unsponsored"  Depositary  Receipts  are  issued  without participation  of the issuer of the deposited  security.  Holders of unsponsored
Depositary  Receipts  generally  bear all the costs of such  facilities  and the depository  of an  unsponsored  facility  frequently  is under no  obligation to distribute shareholder  communications received from the issuer of the deposited security or to pass  through  voting  rights to the holders of such  receipts in respect of the deposited securities.  Therefore,  there may not be a correlation between  information  concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Foreign Currency Transactions
     In connection with a Series' investment in foreign securities, a Series may
purchase  or  sell  currencies   and/or  engage  in  forward  foreign   currency
transactions in order to expedite  settlement of portfolio  transactions  and to minimize currency value fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions  are  charged at any stage for  trades.  A Series  will  account for forward contracts by marking to market each day at daily exchange rates.

     When a Series enters into a forward contract to sell, for a fixed amount of
U.S.  dollars or other  appropriate  currency,  the  amount of foreign  currency approximating  the value of some or all of that Series'  assets  denominated  in such foreign  currency,  the Series'  custodian bank or subcustodian  will place cash or liquid high grade debt securities in a separate account of the Series in an amount not less than the value of such Series' total assets  committed to the consummation  of such forward  contracts.  If the additional  cash or securities placed in the separate account  declines,  additional cash or securities will be placed in the  account on a daily  basis so that the value of the  account  will equal the amount of the Series' commitments with respect to such contracts.

Futures Contracts and Options on Futures Contracts
     Futures  Contracts--Each  of Delaware  VIP  Balanced,  Delaware VIP Capital
Reserves,  Delaware VIP  Diversified  Income,  Delaware  VIP  Emerging  Markets,
Delaware  VIP Global  Bond,  Delaware  VIP Growth  Opportunities,  Delaware  VIP
International  Value  Equity,  Delaware VIP REIT,  Delaware  VIP Select  Growth,
Delaware VIP Small Cap Value,  Delaware  VIP Trend and Delaware VIP U.S.  Growth
Series may enter into  futures  contracts  relating  to  securities,  securities indices  (stocks and stock  indices,  in the case of Delaware  VIP  Balanced and
Delaware VIP Growth Opportunities  Series) or interest rates (except in the case of  Delaware  VIP  Growth  Opportunities  Series).  In  addition,  Delaware  VIP
Diversified  Income,  Delaware VIP Emerging  Markets,  Delaware VIP Global Bond,
Delaware VIP Growth  Opportunities,  Delaware VIP International Value Equity and
Delaware  VIP Trend Series may enter into foreign  currency  futures  contracts.
(Unless otherwise  specified,  interest rate futures  contracts,  securities and securities index futures  contracts and foreign  currency futures  contracts are collectively  referred to as "futures  contracts.")  Such investment  strategies will be used as a hedge and not for speculation.

     Purchases or sales of stock or bond index  futures  contracts  are used for hedging purposes to attempt to protect a Series' current or intended investments from broad  fluctuations in stock or bond prices. For example, a Series may sell stock or bond index  futures  contracts  in  anticipation  of or during a market decline  to  attempt  to offset  the  decrease  in market  value of the  Series'
securities  portfolio that might otherwise result.  If such decline occurs,  the loss in value of portfolio  securities may be offset, in whole or part, by gains on the futures  position.  When a Series is not fully invested in the securities market and anticipates a significant  market  advance,  it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely,  offset  increases in the cost of  securities  that the Series intends to purchase. As such purchases are made, the corresponding  positions in stock or bond index futures contracts will be closed out.

     Interest rate futures  contracts are purchased or sold for hedging purposes to attempt to protect  against the effects of interest rate changes on a Series'
current or intended  investments in fixed-income  securities.  For example, if a
Series owned long-term bonds and interest rates were expected to increase,  that
Series might sell interest rate futures  contracts.  Such a sale would have much the  same  effect  as  selling  some of the  long-term  bonds  in  that  Series'
portfolio.  However,  since  the  futures  market is more  liquid  than the cash market, the use of interest rate futures contracts as a hedging technique allows a Series to hedge its interest  rate risk without  having to sell its  portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Series' interest rate futures contracts would be expected to increase at approximately the same rate,  thereby keeping  the  net  asset  value  of that  Series  from  declining  as much as it otherwise  would have.  On the other hand,  if interest  rates were  expected to decline,  interest  rate  futures  contracts  could  be  purchased  to  hedge in anticipation  of  subsequent  purchases  of  long-term  bonds at higher  prices.
Because the  fluctuations  in the value of the interest  rate futures  contracts should be similar to those of long-term  bonds,  a Series could  protect  itself against  the effects of the  anticipated  rise in the value of  long-term  bonds without  actually  buying them until the necessary cash became  available or the market had stabilized.  At that time, the interest rate futures  contracts could be liquidated  and that Series' cash reserve could then be used to buy long-term bonds on the cash market.

     Delaware VIP Diversified  Income,  Delaware VIP Emerging Markets,  Delaware
VIP Global Bond and Delaware  VIP  International  Value  Equity  Series may each purchase and sell foreign  currency  futures  contracts for hedging  purposes to attempt to protect current or intended investments from fluctuations in currency exchange  rates.  Such  fluctuations  could reduce the dollar value of portfolio
securities   denominated  in  foreign  currencies,   or  increase  the  cost  of
foreign-denominated  securities  to be  acquired,  even  if the  value  of  such securities in the  currencies in which they are  denominated  remains  constant.
Each of Delaware VIP Diversified Income, Delaware VIP Emerging Markets, Delaware
VIP Global Bond and Delaware  VIP  International  Value  Equity  Series may sell futures  contracts  on a foreign  currency,  for  example,  when a Series  holds securities  denominated  in such  currency and it  anticipates  a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated  securities may be offset, in whole or in part, by gains on the futures contracts.  However,  if the value of the foreign currency  increases relative to the dollar, the Series'
loss on the foreign  currency  futures  contract  may or may not be offset by an increase  in the value of the  securities  because a decline in the price of the security  stated  in terms  of the  foreign  currency  may be  greater  than the increase in value as a result of the change in exchange rates.

     Conversely,  each of Delaware VIP Diversified Income, Delaware VIP Emerging
Markets,  Delaware VIP Global Bond and Delaware VIP  International  Value Equity
Series could  protect  against a rise in the dollar cost of  foreign-denominated securities  to be acquired  by  purchasing  futures  contracts  on the  relevant currency,  which could offset,  in whole or in part,  the increased cost of such securities  resulting  from  a rise  in  the  dollar  value  of  the  underlying currencies.  When a Series purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of  appreciation  of the dollar,  the Series will sustain  losses on its futures position  which could  reduce or  eliminate  the benefits of the reduced cost of portfolio securities to be acquired.

     The Series may also engage in currency "cross hedging" when, in the opinion of the Series'  investment  manager,  the historical  relationship among foreign currencies suggests that a Series may achieve protection against fluctuations in currency  exchange  rates  similar  to that  described  above at a reduced  cost through the use of a futures contract relating to a currency other than the U.S.
dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those  described  above with respect to an  unanticipated  increase  or  decline  in the value of the  subject  currency relative to the dollar.

     Options on Futures  Contracts--Each of Delaware VIP Balanced,  Delaware VIP
Capital  Reserves,  Delaware  VIP  Diversified  Income,  Delaware  VIP  Emerging
Markets,  Delaware VIP Global Bond, Delaware VIP Growth Opportunities,  Delaware
VIP International Value Equity, Delaware VIP REIT, Delaware VIP Small Cap Value,
Delaware VIP Select  Growth,  Delaware VIP Trend,  and Delaware VIP U.S.  Growth
Series may purchase and write options on the types of futures contracts in which each Series may invest.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against  declining prices of the securities in the Series'  portfolio.  If the futures  price at expiration  of the option is below the exercise  price,  a
Series  will  retain the full  amount of the option  premium,  which  provides a partial  hedge  against  any  decline  that may  have  occurred  in the  Series'
portfolio  holdings.  The  writing  of  a  put  option  on  a  futures  contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures  price at  expiration  of the put option is higher than the exercise price,  a Series  will  retain  the full  amount of the  option  premium,  which provides a partial hedge  against any increase in the price of securities  which the Series intends to purchase.  If a put or call option a Series has written is exercised,  the Series  will incur a loss which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions,  a Series' losses from exercised options on futures may to some  extent be  reduced  or  increased  by  changes  in the value of  portfolio securities.

     The Series may purchase  options on futures  contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected  marketwide  decline or changes in interest or exchange  rates, a
Series  could,  in lieu of  selling  futures  contracts,  purchase  put  options thereon.  In the event that such decrease occurs,  it may be offset, in whole or in part, by a profit on the option.  If the market  decline does not occur,  the
Series will suffer a loss equal to the price of the put.  Where it is  projected that the value of securities  to be acquired by a Series will increase  prior to acquisition, due to a market advance or changes in interest or exchange rates, a
Series could purchase call options on futures contracts,  rather than purchasing the underlying futures contracts.  If the market advances, the increased cost of securities  to be purchased may be offset by a profit on the call.  However,  if the market  declines,  the Series  will  suffer a loss equal to the price of the call,  but the  securities  which the  Series  intends to  purchase  may be less expensive.

Options on Foreign Currencies
     Delaware VIP Diversified  Income,  Delaware VIP Emerging Markets,  Delaware
VIP Global Bond, Delaware VIP International Value Equity,  Delaware VIP REIT and
Delaware  VIP U.S.  Growth  Series  may  purchase  and write  options on foreign currencies  for hedging  purposes in a manner  similar to that in which  futures contracts on foreign  currencies,  or forward contracts,  will be utilized.  For example,  a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign  currency  remains  constant.  In order to protect against such  diminutions in the value of portfolio  securities,  the Series may purchase put options on the foreign currency.  If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby  offset,  in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such  securities,  the Series may  purchase  call options  thereon.  The purchase of such options could offset,  at least  partially,  the effects of the adverse  movement in exchange  rates.  As in the case of other types of options, however,  the benefit to the Series deriving from purchases of foreign  currency options  will be reduced by the amount of the premium  and  related  transaction costs. In addition,  where currency  exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign  currency  options  which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Series may write  options on foreign  currencies  for the same types of hedging  purposes.  For  example,  where the Series  anticipate a decline in the
dollar  value  of  foreign  currency  denominated   securities  due  to  adverse
fluctuations in exchange rates, they could,  instead of purchasing a put option, write a call option on the relevant  currency.  If the expected  decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to hedge  against  the anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will expire  unexercised  and allow the Series to hedge such increased costs up to the value of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Series would be required to purchase or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign currencies,  the Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     Each Series intends to write covered call options on foreign currencies.  A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or for additional cash consideration held in a segregated account by the Series'  custodian  bank) upon  conversion  or exchange of other  foreign currency held in its portfolio.  A call option is also covered if the Series has a call on the same foreign currency and in the same principle amount as the call written where the exercise  price of the call held is (a) equal to less than the exercise  price of the call written,  or (b) greater than the exercise  price of the call written if the  difference is  maintained  by the Series in cash,  U.S.
government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

     With  respect to writing put  options,  at the time the put is  written,  a
Series will establish a segregated account with its custodian bank consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount  equal in value to the amount the Series  will be required to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

Options
     Each Series,  except for Delaware VIP Cash Reserve  Series,  may write call options and purchase put options on a covered basis only.  Delaware VIP Emerging
Markets,  Delaware VIP Global Bond,  Delaware VIP  International  Value  Equity,
Delaware  VIP REIT,  Delaware VIP Select  Growth and  Delaware  VIP U.S.  Growth
Series also may purchase call options.  These Series also may enter into closing transactions with respect to such options transactions. No Series will engage in option transactions for speculative purposes.

     To the extent authorized to engage in option  transactions,  the Series may invest in options that are Exchange listed. Delaware VIP Balanced,  Delaware VIP
Emerging Markets,  Delaware VIP Global Bond,  Delaware VIP  International  Value
Equity,  Delaware  VIP REIT,  Delaware  VIP Select  Growth and Delaware VIP U.S.
Growth Series also may invest in options that are traded  over-the-counter.  The other  Series  reserve  the  right to invest in  over-the-counter  options  upon written notice to their shareholders.  Certain  over-the-counter  options may be illiquid. The Series will enter into an option position only if there appears to be a liquid market for such options.  However,  there can be no assurance that a liquid  secondary  market will be  maintained.  Thus,  it may not be possible to close option positions, which may have an adverse impact on a Series' ability to effectively hedge its securities.  Delaware VIP Balanced,  Delaware VIP Emerging
Markets,  Delaware VIP Global Bond,  Delaware VIP  International  Value  Equity,
Delaware  VIP REIT,  Delaware VIP Select  Growth and  Delaware  VIP U.S.  Growth
Series  will only enter into such  options to the extent  consistent  with their respective limitations on investments in illiquid securities.

     A. Covered Call Writing--A  Series may write covered call options from time to time on such  portion of its  portfolio,  without  limit,  as the  respective investment  manager  determines is  appropriate in seeking to obtain the Series'
investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Series,  has the obligation to sell the underlying  security  at the  exercise  price  during  the  option  period.  The advantage  to a Series of writing  covered  calls is that the Series  receives a premium which is additional income. However, if the security rises in value, the
Series may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to such  options,  the Series may enter into closing  purchase transactions.  A closing purchase  transaction is one in which the Series,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit the sale of the  underlying  security or to enable the
Series to write  another call option on the  underlying  security  with either a different  exercise  price or expiration  date or both. The Series may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium  received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing  purchase  transaction  may be partially or entirely  offset by the premium  received from a sale of a different call option on the same  underlying security.  Such a loss may also be wholly  or  partially  offset  by  unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting  from a closing  purchase  transaction  could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised,  the Series will realize a short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security, and the time remaining until the expiration date.

     A Series will write call options only on a covered basis,  which means that the Series  will own the  underlying  security  subject to a call  option at all times  during  the  option  period.  Unless a closing  purchase  transaction  is effected,  the Series would be required to continue to hold a security  which it might  otherwise  wish to sell or  deliver  a  security  it would  want to hold.
Options  written by the Series will normally have  expiration  dates between one and nine months from the date written.  The exercise  price of a call option may be below, equal to or above the current market value of the underlying  security at the time the option is written.

     B. Purchasing Put Options--A Series may invest up to 2% of its total assets in the  purchase of put options.  The Series will,  at all times during which it holds a put option, own the security covered by such option.

     A put option  purchased by the Series gives it the right to sell one of its securities  for an  agreed  price up to an agreed  date.  The  Series  intend to purchase  put options in order to protect  against a decline in market  value of the  underlying  security below the exercise price less the premium paid for the option ("protective  puts"). The ability to purchase put options allows a Series to protect  unrealized gain in an appreciated  security in its portfolio without actually  selling the  security.  If the  security  does not drop in value,  the
Series will lose the value of the premium  paid.  A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option.  Such sales will result in a net gain or loss  depending on whether the  amount  received  on the sale is more or less  than the  premium  and other transaction costs paid on the put option which is sold.

     The  Series  may  sell  a put  option  purchased  on  individual  portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale  transaction is one in which a Series,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

     C. Purchasing  Call  Options--Delaware  VIP Balanced,  Delaware VIP Capital
Reserves,  Delaware VIP Emerging Markets, Delaware VIP Global Bond, Delaware VIP
International  Value Equity,  Delaware VIP REIT,  Delaware VIP Select Growth and
Delaware VIP U.S.  Growth  Series may  purchase  call options to the extent that premiums paid by the Series do not  aggregate  more than 2% of the Series' total assets.  When a Series purchases a call option,  in return for a premium paid by the Series to the writer of the option,  the Series obtains the right to buy the security  underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon exercise of the option,  to deliver the  underlying  security  against  payment of the exercise  price.  The advantage  of  purchasing  call  options is that the Series may alter  portfolio characteristics  and modify  portfolio  maturities  without  incurring  the cost associated with portfolio transactions.

     A Series may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling  an option of the same  series as the  option  previously  purchased.  A
Series  will  realize a profit  from a  closing  sale  transaction  if the price received  on the  transaction  is more than the  premium  paid to  purchase  the original  call  option;  a  Series  will  realize  a loss  from a  closing  sale transaction  if the price  received on the  transaction is less than the premium paid to purchase the original call option.

     Although a Series will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an Exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options,  with the result that a Series would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Series may expire without any value to the Series.

     D. Options on Stock Indices -- Delaware VIP Balanced, Delaware VIP Emerging
Markets,  Delaware VIP Global Bond, Delaware VIP Growth Opportunities,  Delaware
VIP International  Value Equity,  Delaware VIP REIT, Delaware VIP Select Growth,
Delaware VIP Small Cap Value,  Delaware VIP Trend,  and Delaware VIP U.S. Growth
Series also may write call  options and  purchase  put options on certain  stock indices and enter into closing  transactions in connection  therewith.  Delaware
VIP  Balanced  Series may also sell a put  option  purchased  on stock  indices.
Delaware  VIP  Emerging  Markets,   Delaware  VIP  Global  Bond,   Delaware  VIP
International  Value Equity,  Delaware VIP REIT,  Delaware VIP Select Growth and
Delaware VIP U.S.  Growth Series also may purchase call options on stock indices and enter into  closing  transactions  in  connection  therewith.  A stock index assigns  relative  values to the common  stocks  included  in the index with the index  fluctuating  with changes in the market values of the  underlying  common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received, to make delivery of this amount. Gain or loss to the Series on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock options,  Delaware VIP Emerging Markets,  Delaware VIP Global
Bond,  Delaware  VIP Growth  Opportunities,  Delaware  VIP  International  Value
Equity,  Delaware VIP REIT,  Delaware VIP Select Growth,  Delaware VIP Small Cap
Value,  Delaware  VIP Trend,  and  Delaware  VIP U.S.  Growth  Series may offset positions in stock index  options prior to expiration by entering into a closing transaction on an Exchange or may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard & Poor's  500 or the New York  Stock  Exchange  Composite  Index,  or a
narrower market index such as the Standard & Poor's 100.  Indices are also based on an  industry  or  market  segment  such as the AMEX Oil and Gas  Index or the
Computer and Business  Equipment  Index.  Options on stock indices are currently traded on the following Exchanges among others:  Chicago Board Options Exchange,
New York Stock Exchange and American Stock Exchange.

     A Series'  ability to hedge  effectively all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Series' portfolio  securities.  Since a Series' portfolio will not duplicate the components  of an index,  the  correlation  will not be exact.  Consequently,  a
Series  bears the risk that the prices of the  securities  being hedged will not move in the same  amount as the hedging  instrument.  It is also  possible  that there  may be a  negative  correlation  between  the  index or other  securities underlying the hedging  instrument and the hedged  securities which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Series' ability to effectively hedge its  securities.  A Series  will  enter  into an option  position  only if there appears to be a liquid secondary market for such options.

     A Series will not engage in  transactions  in options on stock  indices for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

     E.  Writing  Covered  Puts--Delaware  VIP  Balanced,  Delaware  VIP Capital
Reserves,  Delaware VIP REIT,  Select Growth and Delaware VIP U.S. Growth Series
may purchase or sell (write) put options on  securities  as a means of achieving additional return or of hedging the value of the Series' portfolio. A put option is a  contract  that  gives the  holder of the  option  the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price  during the term of the option.  The writer of the put,  who  receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise  price during the option  period.  The Series will write only "covered"
options.  In the case of a put option written  (sold) by the Series,  the Series will maintain in a segregated account cash or U.S.  government  securities in an amount not less than the  exercise  price of the option at all times  during the option period.

     F.  Closing  Transactions--  If a Series  has  written  an  option,  it may terminate its obligation by effecting a closing  purchase  transaction.  This is accomplished by purchasing an option of the same series as the option previously written.  There  can be no  assurance  that  either a closing  purchase  or sale transaction can be effected when a Series so desires.  An option position may be closed out only on an exchange which  provides a secondary  market for an option of the same series.  Although the Series will  generally  purchase or write only those options for which there appears to be an active secondary market, there is no assurance  that a liquid  secondary  market on an exchange will exist for any particular option.

     A Series will realize a profit from a closing  transaction  if the price of the transaction is less than the premium  received from writing the option or is more than the premium paid to purchase the option;  a Series will realize a loss from a  closing  transaction  if the price of the  transaction  is more than the premium  received  from  writing the option or is less than the premium  paid to purchase  the option.  Because  increases  in the market  price of a call option generally will reflect increases in the market price of the underlying security, any loss  resulting  from the repurchase of a call option is likely to be offset in whole or in part by  appreciation  of the  underlying  security  owned by the
Series. If a Series purchases a put option, the loss to the Series is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying  security over the exercise price.  However, if the market price of the security underlying the put rises,  the profit a Series realizes on the sale of the security will be reduced by the  premium  paid for the put  option  less any amount  (net of  transaction costs) for which the put may be sold.

Investment Company Securities
     Any  investments  that a Series  makes in  either  closed-end  or  open-end investment  companies  would be  limited by the 1940 Act,  and would  involve an indirect payment of a portion of the expenses,  including advisory fees, of such other investment companies.  Under the 1940 Act's current limitations,  a Series may not (1) own more than 3% of the voting stock of another investment  company;
(2) invest more than 5% of its total assets in the shares of any one  investment company;  nor (3)  invest  more than 10% of its total  assets in shares of other investment  companies.  If a Series  elects  to limit  its  investment  in other investment  companies to  closed-end  investment  companies,  the 3%  limitation described above is increased to 10%. These percentage  limitations also apply to investments in unregistered investment companies.

Securities of Companies in the Financial Services Industry
     Certain  provisions  of  the  federal  securities  laws  permit  investment portfolios to invest in companies engaged in securities-related  activities only if certain conditions are met. Purchases of securities of a company that derived
15% or  less  of  gross  revenues  during  its  most  recent  fiscal  year  from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory  activities)  are subject only to the same  percentage  limitations  as would apply to any other securities the Series may purchase.

     In applying the gross revenue test, an issuer's gross revenues from its own securities-related  activities  should be combined with its ratable share of the securities-related  activities of  enterprises of which it owns a 20% or greater voting or equity interest.  All of the above percentage  limitations,  including the issuer's gross revenue test,  are  applicable at the time of purchase.  With respect to warrants,  rights,  and convertible  securities,  a determination  of compliance  with the  above  limitations  must be made as though  such  warrant, right, or conversion privilege had been exercised.

     The  following  transactions  would not be deemed to be an  acquisition  of securities of a securities-related  business:  (i) receipt of stock dividends on securities  acquired in compliance  with the conditions  described  above;  (ii)
receipt  of  securities  arising  from a  stock-for-stock  split  on  securities acquired in compliance with the conditions  described  above;  (iii) exercise of options,  warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible  securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

Lower-Rated Debt Securities
     Delaware VIP Diversified  Income,  Delaware VIP Emerging Markets,  Delaware
VIP High Yield and Delaware VIP U.S. Growth Series may purchase high yield, high risk  securities,  commonly  known as "junk bonds." These  securities  are rated lower  than  BBB by  S&P  or Baa by  Moody's  and  are  often  considered  to be speculative and involve  significantly  higher risk of default on the payment of principal  and  interest  or are more  likely to  experience  significant  price fluctuation  due to changes in the issuer's  creditworthiness.  Market prices of these  securities may fluctuate more than  higher-rated  debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest  rates.  Although the market for high yield corporate debt securities has been in existence for many years and has weathered  previous economic  downturns,  the  market in recent  years has  experienced  a  dramatic increase in the  large-scale  use of such  securities  to fund highly  leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an  accurate  indication  of future  performance  of the high yield bond market,  especially  during  periods of  economic  recession.  See  Appendix A -
Description of Ratings.

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be  valued  in  accordance  with  procedures  established  by the  Board of
Trustees,  including  the use of  outside  pricing  services.  Judgment  plays a greater role in valuing high yield  corporate debt  securities  than is the case for  securities  for which more external  sources for  quotations  and last-sale information are available.  Adverse publicity and changing investor  perceptions may affect the ability of outside  pricing  services used by the Series to value its portfolio securities and the Series' ability to dispose of these lower-rated debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the investment manager's,  and/or sub-advisor's,  research and credit analysis is an integral  part of managing any  securities  of this type held by the Series.  In
considering   investments  for  the  Series,  the  investment  manager,   and/or
sub-advisor,  will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations,  has improved, or is  expected  to improve in the  future.  The  investment  manager's,  and/or sub-advisor's,  analysis  focuses on relative  values  based on such  factors as interest or dividend  coverage,  asset  coverage,  earnings  prospects,  and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

     A Series may  choose,  at its expense or in  conjunction  with  others,  to pursue litigation or otherwise exercise its rights as security holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

Mortgage Dollar Rolls
     Delaware VIP U.S.  Growth Series may enter into mortgage  "dollar rolls" in which the Series sells  mortgage-backed  securities  for delivery in the current month and  simultaneously  contracts to repurchase  substantially  similar (same type,  coupon and maturity)  securities on a specified future date.  Dollar roll transactions  consist of the sale by the Series of  mortgage-backed  securities, together with a commitment to purchase similar,  but not necessarily  identical, securities  at a future  date.  Any  difference  between  the sale price and the purchase price is netted against the interest  income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively,  the sale and purchase  transactions which constitute the dollar roll can be executed at the same  price,  with  the  Series  being  paid a fee as  consideration  for entering into the  commitment to purchase.  Dollar rolls may be renewed prior to cash  settlement and initially may involve only a firm  commitment  agreement by the Trust to buy a security.  If the  broker/dealer to whom the Series sells the security  becomes  insolvent,  the Series' right to purchase or  repurchase  the security may be restricted;  the value of the security may change adversely over the term of the  dollar  roll;  the  security  that the  Series is  required  to repurchase may be worth less than the security that the Series  originally held, and the return  earned by the Series with the  proceeds of a dollar roll may not exceed transaction costs. The Series will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Combined Transactions
     Delaware  VIP U.S.  Growth  Series  may enter into  multiple  transactions, including multiple options transactions, multiple futures transactions, multiple currency  transactions  (including  forward  currency  contracts)  and  multiple interest rate transactions and any combination of futures, options, currency and interest  rate  transactions  ("component"  transactions),  instead  of a single transaction,  as part of a single or combined  strategy  when, in the opinion of the  investment  manager,  it is in the best interests of the Series to do so. A combined  transaction  will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered  into  based on the  investment  manager's  judgment  that the  combined strategies  will reduce risk or otherwise more  effectively  achieve the desired portfolio  management  goal,  it is possible that the  combination  will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
     Delaware VIP U.S. Growth Series may enter into interest rate,  currency and index swaps and the purchase or sale of related  caps,  floors and collars.  The
Series expects to enter into these  transactions  primarily to preserve a return or spread on a particular  investment  or portion of its  portfolio,  to protect against currency fluctuations,  as a duration management technique or to protect against  any  increase  in  the  price  of  securities  the  Series  anticipates purchasing  at a later date.  The Series  intends to use these  transactions  as hedges and not  speculative  investments and will not sell interest rate caps or floors  where it does not own  securities  or other  instruments  providing  the income  stream the Series may be obligated to pay.  Interest  rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive  interest,  e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal.  A currency swap is an  agreement  to  exchange  cash  flows  on a  notional  amount  of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional  amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional  principal amount from the party selling such cap to the extent that a specified  index exceeds a  predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a  combination  of a cap and a floor that  preserves a certain  return  within a predetermined range of interest rates or values.

     Delaware  VIP U.S.  Growth  Series will  usually  enter into swaps on a net basis,  i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument,  with the Series receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps,  caps,  floors and collars are entered into for good faith  hedging purposes,  the investment manager and the Series believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing  restrictions.  The Series will not enter into any swap, cap, floor or collar transaction  unless, at the time of entering into  such  transaction,  the  unsecured  long-term  debt  of the  counterparty, combined with any credit enhancements,  is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment  manager.  If there is a default by the counterparty, the Series may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially  in recent  years  with a large  number  of banks  and  investment banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid. Caps,
floors  and  collars  are  more  recent   innovations  for  which   standardized
documentation has not yet been fully developed and,  accordingly,  they are less liquid than swaps.

Eurodollar Instruments
     Delaware  VIP  U.S.  Growth  Series  may  make  investments  in  Eurodollar
instruments.   Eurodollar  instruments  are  U.S.   dollar-denominated   futures
contracts or options  thereon which are linked to the London  Interbank  Offered
Rate ("LIBOR"), although foreign currency-denominated  instruments are available from time to time.  Eurodollar  futures  contracts enable purchasers to obtain a fixed  rate for the  lending  of funds and  sellers  to obtain a fixed  rate for borrowings.  The Series  might use  Eurodollar  futures  contracts  and  options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Reverse Repurchase Agreements
     Delaware  VIP U.S.  Growth  Series  is  authorized  to enter  into  reverse repurchase agreements.  A reverse repurchase agreement is the sale of a security by the Series and its agreement to repurchase  the security at a specified  time and price.  The Series will maintain in a segregated  account with the Custodian cash, cash equivalents or U.S. government  securities in an amount sufficient to cover its obligations under reverse  repurchase  agreements with  broker/dealers
(but no collateral  is required on reverse  repurchase  agreements  with banks).
Under the 1940 Act, reverse repurchase  agreements may be considered  borrowings by the Series;  accordingly,  the Series will limit its  investments  in reverse repurchase  agreements,  together  with any  other  borrowings,  to no more than one-third of its total assets. The use of reverse  repurchase  agreements by the
Series creates  leverage  which  increases the Series'  investment  risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Series' earnings or net asset value will increase faster than otherwise would be the case; conversely,  if the income and gains fail to exceed the costs,  earnings  or net asset  value  would decline faster than otherwise would be the case.

"Roll" Transactions
     Delaware VIP U.S. Growth Series may engage in "roll" transactions. A "roll"
transaction is the sale of securities  together with a commitment (for which the
Series may receive a fee) to purchase similar, but not identical,  securities at a future  date.  Under  the  1940  Act,  these  transactions  may be  considered borrowings  by the Series;  accordingly,  the Series will limit its use of these transactions,  together with any other borrowings, to no more than one-fourth of its total assets.  The Series will  segregate  liquid assets such as cash,  U.S.
government  securities  or  other  high  grade  debt  obligations  in an  amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the
Series' aggregate  commitments under these  transactions  exceed its holdings of cash and  securities  that do not fluctuate in value (such as  short-term  money market  instruments),  the Series  temporarily  will be in a leveraged  position
(i.e.,  it will have an amount  greater  than its net  assets  subject to market risk). Should the market value of the Series' portfolio securities decline while the Series is in a leveraged  position,  greater  depreciation of its net assets would likely occur than were it not in such a position. As the Series' aggregate commitments  under these  transactions  increase,  the  opportunity for leverage similarly increases.

Variable and Floating Rate Notes
     Variable rate master demand notes, in which Delaware VIP U.S. Growth Series may invest,  are unsecured demand notes that permit the indebtedness  thereunder to vary and provide for periodic  adjustments  in the interest rate according to the terms of the instrument. The Series will not invest over 5% of its assets in variable  rate master  demand  notes.  Because  master  demand  notes are direct lending  arrangements  between the Series and the issuer,  they are not normally traded.  Even though no  secondary  market in the notes  exists,  the Series may demand payment of principal and accrued interest at any time. Although the notes are not typically  rated by credit rating  agencies,  issuers of variable amount master demand notes (which are normally manufacturing,  retail,  financial,  and other  business  concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity  equal to the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating  rate notes  purchased by the Series will be  determined by the Series'
investment manager under guidelines established by the Series' Board of Trustees to be of  comparable  quality  at the  time of  purchase  to  rated  instruments eligible  for purchase  under the Series'  investment  policies.  In making such determinations,  the investment  manager will consider the earning  power,  cash flow and other  liquidity  ratios of the  issuers  of such notes  (such  issuers include  financial,  merchandising,  bank holding and other  companies) and will continuously monitor their financial condition.  Although there may be no active secondary  market with  respect to a particular  variable or floating  rate note purchased by the Series,  the Series may re-sell the note at any time to a third party. The absence of such an active secondary  market,  however,  could make it difficult  for the Series to  dispose  of the  variable  or  floating  rate note involved  in  the  event  the  issuer  of the  note  defaulted  on  its  payment obligations,  and the Series could, for this or other reasons,  suffer a loss to the extent of the  default.  Variable or  floating  rate notes may be secured by bank letters of credit.

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after  notice),  exceed 10% of the Series'  total assets only if such notes are subject to a demand feature that will permit the Series to demand payment of the principal within seven days after demand by the Series.  If not rated,  such instruments  must be found by the Series'  investment  manager under  guidelines established  by the Trust's Board of Trustees,  to be of  comparable  quality to instruments that are rated high quality.  A rating may be relied upon only if it is provided by a nationally  recognized  statistical rating organization that is not affiliated with the issuer or guarantor of the  instruments.  See Appendix A for a description of the rating symbols of S&P and Moody's.  The Series may also invest in Canadian  Commercial  Paper,  which is  commercial  paper  issued by a
Canadian  corporation or a Canadian  counterpart of a U.S.  corporation,  and in
Europaper,  which is U.S.  dollar  denominated  commercial  paper  of a  foreign issuer.

Concentration
     In applying a Series' fundamental policy concerning concentration,  it is a matter of  non-fundamental  policy that:  (i) utility  companies will be divided according to their services,  for example,  gas, gas transmission,  electric and telephone will each be considered a separate  industry;  (ii) financial  service companies will be classified  according to the end users of their services,  for example,  automobile finance,  bank finance and diversified finance will each be considered  a separate  industry;  and (iii)  asset  backed  securities  will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

     When a Series writes a call, or purchases a put option,  an amount equal to the  premium  received  or paid by it is  included  in the  Series'  assets  and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal
Exchange on which such  option is traded or, in the absence of a sale,  the mean between the last bid and asked  prices.  If an option which a Series has written expires on its  stipulated  expiration  date,  a Series  recognizes a short-term capital  gain.  If a Series  enters  into a closing  purchase  transaction  with respect to an option which a Series has written,  a Series realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the  underlying  security,  and  the  liability  related  to such  option  is extinguished. If a call option which a Series has written is exercised, a Series realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium  paid by a Series for the  purchase of a put option is recorded in the Series' assets and liabilities as an investment and subsequently adjusted daily to the current  market value of the option.  For  example,  if the current market  value of the option  exceeds  the  premium  paid,  the  excess  would be unrealized  appreciation  and,  conversely,  if the premium  exceeds the current market value, such excess would be unrealized  depreciation.  The current market value of a purchased option is the last sale price on the principal  Exchange on which such option is traded or, in the absence of a sale,  the mean  between the last bid and asked prices.  If an option which a Series has purchased expires on the  stipulated  expiration  date, a Series  realizes a short-term  or long-term capital  loss for federal  income tax  purposes in the amount of the cost of the option.  If a Series exercises a put option,  it realizes a capital gain or loss
(long-term  or  short-term,  depending on the holding  period of the  underlying security)  from the sale of the  underlying  security and the proceeds from such sale will be decreased by the premium originally paid.

     Options on Certain Stock  Indices--Accounting  for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized  gain or loss on closing out such a position  will result in a realized gain or loss for tax  purposes.  Such options held by the Delaware
VIP  Emerging   Markets,   Delaware   VIP  Global  Bond,   Delaware  VIP  Growth
Opportunities,  Delaware  VIP  International  Value  Equity,  Delaware VIP REIT,
Delaware VIP Select  Growth,  Delaware VIP Small Cap Value,  Delaware VIP Trend,
and  Delaware  VIP U.S.  Growth  Series at the end of each  fiscal  year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss  recognized  on such deemed sales or on any actual sales will be treated as long-term  capital gain or loss,  and the  remainder  will be treated as short-term capital gain or loss.

     Tax  Requirements--Each  Series has qualified,  or intends to qualify, as a regulated  investment  company  under  Subchapter M of the Code.  As a regulated investment  company, a Series generally pays no federal income tax on the income and gains it  distributes.  The  Trustees  reserve the right not to maintain the qualification  of a Series as a regulated  investment  company if it  determines such course of action to be beneficial to shareholders. In such case, the Series will be subject to federal,  and possibly state,  corporate taxes on its taxable income and gains,  and  distributions  to you would be taxed as ordinary  income dividends to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, a Series must meet certain specific requirements, including:

     (i) The Series must maintain a diversified portfolio of securities, wherein no security  (other than U.S.  government  securities  and  securities  of other regulated investment companies) can exceed 25% of the Series' total assets, and, with respect to 50% of the Series' total assets,  no investment (other than cash and cash items,  U.S.  government  securities and securities of other  regulated investment  companies)  can exceed 5% of the Series'  total assets or 10% of the outstanding voting securities of the issuer;

     (ii)  The  Series  must  derive  at  least  90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, and gains from the sale or disposition  of stock,  securities or foreign  currencies,  or other income  derived  with  respect  to its  business  of  investing  in such  stock, securities, or currencies; and

     (iii) The Series must  distribute to its  shareholders  at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

     In order  to  comply  with  the  diversification  requirements  related  to variable  contracts issued by insurance  companies,  each Series also intends to diversify its  investments  so that (i) no more than 55% of a Series'  assets is represented by any one investment;  (ii) no more than 70% of a Series' assets is represented by any two  investments;  (iii) no more than 80% of a Series' assets is represented by any three investments;  and (iv) no more than 90% of a Series'
assets is represented by any four investments.

     The Code  requires  each Series to  distribute  at least 98% of its taxable ordinary  income  earned during the calendar  year,  98% of its net capital gain earned  during  the  12  month  period  ending  October  31,  and  100%  of  any undistributed amounts in the prior year, by December 31 of each year in order to avoid federal  excise tax.  However,  the Federal excise tax will not apply to a
Series in a given calendar year, if all of its  shareholders at all times during the calendar year are  segregated  asset  accounts of life  insurance  companies where the shares are held in connection with variable products.  If for any year a Series did not meet this exception, then the Series intends to, as a matter of policy,  declare and pay sufficient  dividends in December or January (which are treated  as  received  in  December)  but  does  not  guarantee  and can give no assurances  that its  distributions  will be  sufficient  to eliminate  all such taxes.

     When a Series holds an option or contract  which  substantially  diminishes the risk of loss with respect to another  position of the Series (as might occur in some hedging transactions), this combination of positions could be treated as a  "straddle"  for tax  purposes,  possibly  resulting  in  deferral  of losses, adjustments in the holding  periods and conversion of short-term  capital losses into long-term capital losses.

     Under rules relating to  "Constructive  Sale  Transactions,"  a Series must recognize  gain  (but  not  loss)  on any  constructive  sale of an  appreciated financial position in stock, a partnership interest or certain debt instruments.
The Series  generally will be treated as making a constructive  sale when it: 1)
enters into a short sale on the same or  substantially  identical  property;  2)
enters  into an  offsetting  notional  principal  contract;  or 3) enters into a futures  or forward  contract  to deliver  the same or  substantially  identical property.  Other transactions  (including  certain financial  instruments called collars)  will  be  treated  as  constructive  sales  as  provided  in  Treasury regulations.  There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

     Investment  in  Foreign  Currencies  and  Foreign  Securities--A  Series is
authorized to invest a limited amount in foreign  securities.  Such investments, if made, will have the following additional tax consequences to a Series:

     Under the Code,  gains or losses  attributable  to  fluctuations in foreign currency  exchange  rates which occur between the time the Series accrues income
(including  dividends),  or accrues  expenses which are denominated in a foreign currency,  and the time the Series  actually  collects  such income or pays such expenses  generally are treated as ordinary  income or loss.  Similarly,  on the disposition  of debt  securities  denominated  in a foreign  currency and on the disposition of certain  options,  futures,  or forward  contracts,  gain or loss attributable to fluctuations in the value of foreign  currency  between the date of acquisition of the security or contract and the date of its  disposition  are also treated as ordinary gain or loss. These gains or losses,  referred to under the Code as "Section  988" gains or losses,  may increase or decrease the amount of the Series' net investment  company  taxable  income,  which,  in turn,  will affect the amount of income to be distributed by the Series.

     If the Series'  Section 988 losses exceed the Series' other net  investment company  taxable income during a taxable year, the Series  generally will not be able to make ordinary  dividend  distributions  for that year, or  distributions made  before the  losses  were  realized  will be  recharacterized  as return of capital  distributions  for  federal  income  tax  purposes,  rather  than as an ordinary dividend or capital gain distribution.  If a distribution is treated as a return of capital,  your tax basis in your Series  shares will be reduced by a like amount (to the extent of such  basis),  and any excess of the  distribution over your tax basis in your  Series  shares  will be treated as capital  gain to you.

     The  Series may be subject  to  foreign  withholding  taxes on income  from certain  foreign  securities.  This,  in turn,  could reduce the Series'  income dividends paid by the Series.

     Most foreign  exchange  gains  realized on the sale of debt  securities are treated as ordinary  income by the Series.  Similarly,  foreign  exchange losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses. These gains when distributed will be treated as ordinary income, and any
losses  will  reduce  a  Series'   ordinary  income   otherwise   available  for
distribution.  This  treatment  could  increase or  decrease a Series'  ordinary income  distributions,  and  may  cause  some  or  all of a  Series'  previously distributed  income to be classified as a return of capital. A return of capital generally  is not  taxable,  but  reduces  the tax  basis of your  shares in the
Series. Any return of capital in excess of your basis,  however, is taxable as a capital gain.

     Investment in Passive Foreign Investment Company Securities--The Series may
invest in shares of foreign  corporations which may be classified under the Code as  passive  foreign  investment  companies  ("PFICs").  In  general,  a foreign corporation  is  classified  as a  PFIC  if at  least  one-half  of  its  assets constitute  investment-type  assets  or  75% or  more  of its  gross  income  is investment-type  income.  If a Series  receives  an "excess  distribution"  with respect to PFIC stock,  the Series itself may be subject to U.S.  federal income tax on a portion of the distribution, whether or not the corresponding income is distributed  by the  Series.  In  general,  under  the  PFIC  rules,  an  excess distribution  is treated as having been realized  ratably over the period during which the Series held the PFIC shares.  The Series itself will be subject to tax on the portion,  if any, of an excess distribution that is so allocated to prior
Series taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted  to claim a  credit  on your  own tax  return  for the tax paid by the
Series.  Certain distributions from a PFIC as well as gain from the sale of PFIC
shares  are  treated  as  excess   distributions.   Excess   distributions   are
characterized  as ordinary  income even though,  absent  application of the PFIC rules,  certain  distributions  might have been classified as capital gain. This may have the  effect of  increasing  Series  distributions  that are  treated as ordinary dividends rather than long-term capital gain dividends.

     The Series may be eligible to elect  alternative tax treatment with respect to  PFIC  shares.  Under  an  election  that  currently  is  available  in  some circumstances,  the Series  generally  would be required to include in its gross income its share of the  earnings of a PFIC on a current  basis,  regardless  of whether  distributions  are received  from the PFIC during such period.  If this election were made, the special rules, discussed above, relating to the taxation of excess  distributions,  would not apply. In addition,  under another election that  involves  marking-to-market  the  Series'  PFIC  shares at the end of each taxable year (and on certain other dates as prescribed in the Code),  unrealized gains would be treated as though they were  realized.  The Series  would also be allowed an ordinary  deduction for the excess,  if any, of the adjusted basis of its  investment  in the PFIC stock over its fair market  value at the end of the taxable  year.  This  deduction  would  be  limited  to the  amount  of any  net mark-to-market  gains  previously  included with respect to that particular PFIC security.  If the Series  were to make this  second  PFIC  election,  tax at the
Series level under the PFIC rules generally would be eliminated.

     The  application  of the PFIC rules may  affect,  among other  things,  the amount of tax payable by the Series (if any), the amounts  distributable  by the
Series,  the time at which these  distributions  must be made, and whether these
distributions   will  be   classified   as  ordinary   income  or  capital  gain
distributions.

     You should be aware that it is not always  possible at the time shares of a foreign  corporation are acquired to ascertain that the foreign corporation is a
PFIC,  and that there is always a possibility  that a foreign  corporation  will become a PFIC after the Series  acquires shares in that  corporation.  While the
Series  generally  will seek to avoid  investing in PFIC shares to avoid the tax consequences  detailed above,  there are no guarantees that it will do so and it reserves  the right to make  such  investments  as a matter  of its  fundamental investment policy.

Disclosure of Portfolio Holdings Information
     The Series have adopted a policy generally  prohibiting providing portfolio holdings to any person  until  after  thirty  calendar  days have  passed.  This information  is available  publicly to any and all VIP Series  investors free of charge by calling 800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.  Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio  holdings only to the extent necessary to perform services under agreements relating to the Funds.

Third-party   rating  agencies  and  consultants  who  have  signed   agreements
("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings  information  more quickly than the thirty-day lag. The  Non-Disclosure
Agreements  require  that  the  receiving  entity  hold the  information  in the strictest  confidence and prohibit the receiving entity hold from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information.  Neither
the  Fund,  the  Manager,   nor,  any  affiliate  receive  any  compensation  or
consideration with respect to these agreements.

Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

The Power of Compounding
     As part of your  variable  contract,  any  earnings  from  your  investment selection  are  automatically  reinvested  to  purchase  additional  shares of a
Series. This gives your investment yet another opportunity to grow and is called the Power of  Compounding.  Each Series may included  illustrations  showing the
Power of Compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

     The respective investment manager for each Series selects banks, brokers or dealers to execute transactions on behalf of the Series for the purchase or sale of  portfolio  securities  on the basis of its  judgment  of their  professional capability to provide the service.  The primary  consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many  factors,  including  the price paid or  received  for a  security,  the
commission   charged,   the  promptness  and   reliability  of  execution,   the
confidentiality and placement accorded the order and other factors affecting the overall  benefit  obtained by the account on the  transaction.  Each Series pays reasonably  competitive  brokerage  commission rates based upon the professional knowledge of the investment  manager's  trading  department as to rates paid and charged for similar  transactions  throughout the securities  industry.  In some instances,  a  Series  may  pay  a  minimal  share  transaction  cost  when  the transaction presents no difficulty.  Some trades are made on a net basis where a
Series either buys the securities  directly from the dealer or sells them to the dealer. In these instances,  there is no direct commission charged, but there is a  spread  (the  difference  between  the buy and  sell  price)  which is in the equivalent of a commission.

     For those Series that paid  brokerage  commissions,  the  aggregate  dollar amounts of such brokerage commissions paid by the Series during the fiscal years ended December 31, 2005, 2004 and 2003 are shown below:

----------------------------------------- ------------ ------------ ------------
                                                 2005         2004         2003
----------------------------------------- ------------ ------------ ------------
Delaware VIP Balanced Series               $[       ]      $84,892      $86,735
----------------------------------------- ------------ ------------ ------------
Delaware VIP Diversified Income Series(1)  $[       ]       $2,147         $111
----------------------------------------- ------------ ------------ ------------
Delaware VIP Emerging Markets Series       $[       ]     $120,549      $57,238
----------------------------------------- ------------ ------------ ------------
Delaware VIP Growth Opportunities Series   $[       ]     $237,960     $268,570
----------------------------------------- ------------ ------------ ------------
Delaware VIP International Value Equity
Series                                     $[       ]      $96,021      $96,009
----------------------------------------- ------------ ------------ ------------
Delaware VIP Value Series                  $[       ]     $972,607     $573,661
----------------------------------------- ------------ ------------ ------------
Delaware VIP REIT Series                   $[       ]     $778,653     $550,954
----------------------------------------- ------------ ------------ ------------
Delaware VIP Select Growth Series          $[       ]      $75,810      $97,888
----------------------------------------- ------------ ------------ ------------
Delaware VIP Small Cap Value Series        $[       ]     $908,248     $782,416
----------------------------------------- ------------ ------------ ------------
Delaware VIP Trend Series                  $[       ]   $1,053,207   $1,008,820
----------------------------------------- ------------ ------------ ------------
Delaware VIP U.S. Growth Series            $[       ]     $139,488      $39,430
----------------------------------------- ------------ ------------ ------------

(1)  Commenced operations on May 9, 2003.

     Delaware VIP Emerging  Markets  Series had an increase in commission due to the increase in assets under management for the year 2004.

     Delaware VIP Value Series had a change in management of the Series in March
2004. Because of this change, the Series had an increase in portfolio  turnover, which contributed to the increase in paid brokerage commissions.

     The  respective  investment  manager  may  allocate  out of all  commission business  generated by all of the funds and  accounts  under  management  by the respective  investment  manager,  brokerage  business  to brokers or dealers who provide brokerage and research services.  These services include advice,  either directly or through publications or writings, as to the value of securities, the advisability  of  investing  in,  purchasing  or  selling  securities,  and  the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports  concerning  issuers;  securities or industries;  providing information on economic factors and trends;  assisting in determining  portfolio strategy;  providing  computer software and hardware used in security  analyses;
and providing  portfolio  performance  evaluation and technical market analyses.
Such services are used by the respective  investment  manager in connection with its  investment  decision-making  process  with respect to one or more funds and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     During the fiscal year ended December 31, 2005,  portfolio  transactions of the  following  Series in the  amounts  listed  below,  resulting  in  brokerage commissions  in the amounts  listed below were directed to brokers for brokerage and research services provided:

----------------------------------------- ---------------------------
                                            Portfolio     Brokerage
                                           Transactions  Commissions
                                             Amounts       Amounts

----------------------------------------- ------------ -------------
Delaware VIP Balanced Series               $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP Diversified Income Series     $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP Emerging Markets              $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP Growth Opportunities Series   $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP International Value Equity
Series                                     $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP Value Series                  $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP REIT Series                   $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP Select Growth                 $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP Small Cap Value Series        $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP Trend Series                  $[       ]    $[       ]
----------------------------------------- ------------ -------------
Delaware VIP U.S. Growth Series            $[       ]    $[       ]
----------------------------------------- ------------ -------------

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Investment Management Agreements, higher commissions are permitted to be paid to
broker/dealers   who  provide   brokerage   and   research   services   than  to
broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services  provided.  Although  transactions are directed to  broker/dealers  who provide  such  brokerage  and research  services,  the Trust  believes  that the commissions  paid to such  broker/dealers  are  not,  in  general,  higher  than commissions that would be paid to broker/dealers not providing such services and that such  commissions  are reasonable in relation to the value of the brokerage and research services provided.  In some instances,  services may be provided to the respective  investment  manager which  constitute in some part brokerage and research services used by the respective  investment  manager in connection with its investment decision-making process and constitute in some part services used by the respective  investment manager in connection with administrative or other functions not related to its investment  decision-making process. In such cases, the respective investment manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the respective  investment  manager in connection with  administrative  or other functions not related to its investment decision-making process. In addition, so long  as  no  fund  is  disadvantaged,  portfolio  transactions  which  generate commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio pricing services to the Trust and to other funds in the Delaware
Investments family. Subject to best execution,  commissions allocated to brokers providing  such  pricing  services  may or may  not be  generated  by the  funds receiving the pricing service.

     The  respective  investment  manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best  execution.  Transactions  involving  commingled  orders are allocated in a manner deemed  equitable to each account or fund. When a combined order is executed in a series of transactions at different prices,  each account participating  in the order that  receives an  allocation  may be  allocated  an average  price  obtained  from the  executing  broker.  It is believed  that the ability of the accounts to participate in volume  transactions will generally be beneficial to the accounts and funds.  Although it is  recognized  that, in some cases,  the joint execution of orders could adversely affect the price or volume of the security that a particular  account or fund may obtain, it is the opinion of the respective  investment manager and the Trust's Board of Trustees that the advantages of combined  orders outweigh the possible  disadvantages  of separate transactions.

     In 2005,  the Series  that invest in domestic  equity  securities  (the VIP
Balanced Series,  VIP Growth  Opportunities  Series, VIP REIT Series, VIP Select
Growth Series,  VIP Small Cap Value Series,  VIP Trend Series,  VIP U.S.  Growth
Series and VIP Value Series) were given the authority to begin  participation in a commission  recapture  program.  Under the program and subject to seeking best execution (as described in the first paragraph in the section "Trading Practices and  Brokerage"),  the Series may direct certain  security trades to brokers who have  agreed to rebate a portion  of the  related  brokerage  commission  to the
Series in cash. Any such commission rebates will be included in realized gain on securities in the appropriate  financial  statements of the Series.  The Manager and its  affiliates  have  previously and may in the future act as an investment advisor to mutual funds or separate  accounts  affiliated with the administrator of the commission recapture program described above. In addition,  affiliates of the  administrator  act as consultants in helping  institutional  clients choose investment  advisors and may also  participate  in other types of businesses and provide other services in the investment management industry.

     Consistent with NASD Regulation,  Inc (the "NASDRsm") rules, and subject to seeking best execution, the Trust may place orders with broker/dealers that have agreed to defray  certain  expenses  of the  funds in the  Delaware  Investments family, such as custodian fees.

Portfolio Turnover
     The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed  appropriate  for each Series.  Given the respective  Series'
investment  objectives,  the Trust  anticipates  that,  ordinarily,  the  annual portfolio  turnover  rates are not  expected to exceed 100% for the Delaware VIP
Emerging Markets,  Delaware VIP Value,  Delaware VIP International Value Equity,
Delaware VIP REIT and Delaware VIP Small Cap Value  Series,  and may exceed 100%
for the  Delaware VIP  Balanced,  Delaware  VIP Capital  Reserves,  Delaware VIP
Diversified Income, Delaware VIP Global Bond, Delaware VIP Growth Opportunities,
Delaware VIP High Yield, Delaware VIP Select Growth, Delaware VIP Technology and
Information,  Delaware  VIP Trend and  Delaware VIP U.S.  Growth  Series.  It is
possible that in any  particular  year market  conditions or other factors might result in portfolio  activity at a greater rate than anticipated.  The portfolio turnover  rate of each Series is  calculated by dividing the lesser of purchases or sales of portfolio  securities for the particular  fiscal year by the monthly average of the value of the portfolio  securities owned by the Series during the particular fiscal year,  exclusive of securities whose maturities at the time of acquisition are one year or less.

     Delaware VIP Capital  Reserves  Series'  portfolio  turnover has  decreased dramatically in 2004 due to lower market  volatility and lower new-issue  volume relative  to the  previous  year.  Delaware  VIP  High-Yield  Series'  portfolio turnover decreased  dramatically in 2004 because the market had stabilized after a rally in 2003,  accompanied  by a decrease in the number of new issues in 2004 relative to 2003.

     Delaware VIP High Yield Series' portfolio turnover decreased in 2004 as the market  stabilized after a furious rally in 2003. The 2003 rally brought with it record new issuance and therefore  caused an increase in turnover,  which slowed in 2003.

     The degree of portfolio  activity may affect  brokerage  costs  incurred by each  Series.  A turnover  rate of 100% would  occur,  for  example,  if all the investments in a Series' portfolio at the beginning of the year were replaced by the end of the year.  In  investing to achieve  their  respective  objective,  a
Series may hold securities for any period of time.  Portfolio turnover will also be  increased  if a Series  writes a large  number  of call  options  which  are subsequently  exercised.  The  turnover  rate  also  may  be  affected  by  cash requirements from redemptions and repurchases of Series' shares.

     The  portfolio  turnover  rates for the Series noted below for the past two fiscal years were as follows:

----------------------------------------- ---------------------------------------------
                                                 Year Ended          Year Ended
                     Series                  December 31, 2005    December 31, 2004
----------------------------------------- ---------------------------------------------
Delaware VIP Balanced Series                    [      ]%                247%
----------------------------------------- ---------------------------------------------
Delaware VIP Capital Reserves Series            [      ]%                252%
----------------------------------------- ---------------------------------------------
Delaware VIP Diversified Income Series          [      ]%                493%
----------------------------------------- ---------------------------------------------
Delaware VIP Emerging Markets Series            [      ]%                 34%
----------------------------------------- ---------------------------------------------
Delaware VIP Global Bond Series                 [      ]%                117%
----------------------------------------- ---------------------------------------------
Delaware VIP Growth Opportunities Series        [      ]%                 94%
----------------------------------------- ---------------------------------------------
Delaware VIP High Yield Series                  [      ]%                429%
----------------------------------------- ---------------------------------------------
Delaware VIP International Value Equity
Series                                          [      ]%                 10%
----------------------------------------- ---------------------------------------------
Delaware VIP Value Series                       [      ]%                124%
----------------------------------------- ---------------------------------------------
Delaware VIP REIT Series                        [      ]%                 38%
----------------------------------------- ---------------------------------------------
Delaware VIP Select Growth Series               [      ]%                 86%
----------------------------------------- ---------------------------------------------
Delaware VIP Small Cap Value Series             [      ]%                 37%
----------------------------------------- ---------------------------------------------
Delaware VIP Trend Series                       [      ]%                 48%
----------------------------------------- ---------------------------------------------
Delaware VIP U.S. Growth Series                 [      ]%                167%
----------------------------------------- ---------------------------------------------

OFFERING PRICE

     The  offering  price of shares is the net asset  value per share next to be determined after an order is received.  The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life  company and after any dividend is declared.  Dividends,  if any,  begin to accrue on the next  business day.  There is no front-end or contingent  deferred sales charge.

     The purchase  will be affected at the net asset value next  computed  after the receipt of Federal Funds  provided they are received by the close of regular trading on the New York Stock  Exchange  (ordinarily,  4 p.m.,  Eastern time) on days when such exchange is open.  The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving and Christmas.  When the New York Stock Exchange is
closed,  the Trust will generally be closed,  pricing  calculations  will not be made and purchase and redemption  orders will not be processed.  In the event of changes in the New York Stock Exchange's time of closing, the Trust reserves the right to price at a  different  time,  to price more often than once daily or to make the offering price effective at a different time.

     An  example  showing  how to  calculate  the net  asset  value per share is included  in  the  Series'  financial  statements,  which  are  incorporated  by reference into this Part B.

     The net  asset  value  per share is  computed  by  adding  the value of all securities and other assets in a Series' portfolio, deducting any liabilities of that  Series and  dividing  by the number of that  Series'  shares  outstanding.
Expenses and fees are accrued  daily.  Each Series' net asset value per share is computed  by adding  the  value of all the  securities  and other  assets in the
Series' portfolio,  deducting any liabilities of the Series, and dividing by the number of Trust  shares  outstanding.  Expenses and fees are accrued  daily.  In determining a Series' total net assets, portfolio securities primarily listed or traded on a  national  or foreign  securities  exchange,  except for bonds,  are valued at the last sale price on that  exchange.  Exchange  traded  options  are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked  prices.  Non-exchange  traded  options are valued at fair value using a mathematical  model.  Futures  contracts are valued at their daily
quoted   settlement   price.   Securities  not  traded  on  a  particular   day,
over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity  of less than 60 days are valued at  amortized  cost.  Debt  securities
(other  than  short-term  obligations)  are  valued on the  basis of  valuations provided by a pricing  service when such prices are believed to reflect the fair value of such  securities.  Foreign  securities,  currencies  and  other  assets denominated  in  foreign  currencies  are  translated  into U.S.  dollars at the exchange rate of these  currencies  against the U.S.  dollar,  as provided by an independent  pricing service.  Use of a pricing service has been approved by the
Board of  Trustees.  Prices  provided  by a pricing  service  take into  account
appropriate  factors  such  as  institutional   trading  in  similar  groups  of
securities,  yield,  quality,  coupon  rate,  maturity,  type of issue,  trading characteristics and other market data. For all other securities,  we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

     In case of a suspension of the determination of the net asset value because the New York Stock  Exchange is closed for other than  weekends or holidays,  or trading  thereon  is  restricted  or an  emergency  exists  as a result of which disposal by a Series of securities owned by it is not reasonably  practical,  or it is not  reasonably  practical for a Series fairly to value its assets,  or in the event that the  Securities  and  Exchange  Commission  has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw  a  request  for  redemption  or leave it  standing  as a  request  for redemption at the net asset value next determined  after the suspension has been terminated.

Money Market Series
     The Board of  Trustees  has  adopted  certain  procedures  to  monitor  and stabilize the price per share of Delaware VIP Cash Reserve Series.  Calculations are made each day to compare part of the Series'  value with the market value of instruments  of  similar  character.  At  regular  intervals  all  issues in the portfolio are valued at market value.  Securities  maturing in more than 60 days are valued more  frequently by obtaining  market  quotations from market makers.
The  portfolio  will also be valued by market  makers at such other  times as is felt  appropriate.  In the event that a deviation  of more than 1/2 of 1% exists between the Series' $10 per share  offering  and  redemption  prices and the net asset value  calculated  by reference to market  quotations,  or if there is any other deviation which the Board of Trustees  believes would result in a material dilution to  shareholders  or  purchasers,  the Board of Trustees  will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $10 per share.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     Dividends for the Delaware VIP Capital  Reserves  Series are declared daily and paid monthly.  Short-term capital gains  distributions,  if any, may be paid with the dividend;  otherwise,  any distributions  from net realized  securities profits normally will be distributed following the close of the fiscal year. The
Trust's fiscal year ends on December 31.

     For the Delaware VIP Balanced and Delaware VIP Value Series, the Trust will make payments from the Series' net  investment  income  annually.  Distributions from the respective Series' net realized  securities  profits,  if any, normally will be made following the close of the fiscal year.

     For the Delaware VIP  Diversified  Income,  Delaware VIP Emerging  Markets,
Delaware VIP Global Bond, Delaware VIP Growth  Opportunities,  Delaware VIP High
Yield, Delaware VIP International Value Equity,  Delaware VIP REIT, Delaware VIP
Select Growth, Delaware VIP Small Cap Value, Delaware VIP Trend and Delaware VIP
U.S. Growth Series, the Trust will make payments from the Series' net income and net realized securities profits, if any, once a year.

     All dividends and distributions are automatically  reinvested in additional
Series shares.

Delaware VIP Cash Reserve Series
     The Trust  declares a dividend of this Series' net  investment  income on a daily basis, to  shareholders of record at the time of the previous  calculation of the Series' net asset  value,  each day that the Trust is open for  business.
Payment of dividends will be made monthly.  The amount of net investment  income will be  determined  at the time the  offering  price  and net  asset  value are determined (see Offering Price),  and shall include  investment  income accrued, less the estimated  expenses of the Series incurred since the last determination of net asset value.  Gross  investment  income consists  principally of interest accrued  and,  where  applicable,  net  pro-rata  amortization  of premiums  and discounts since the last  determination.  The dividend  declared at the time the offering  price and net asset  value are  determined,  as noted  above,  will be deducted  immediately  before  the net  asset  value  calculation  is made.  See
Offering Price. Net investment  income earned on days when the Trust is not open will be  declared  as a dividend on the next  business  day. An investor  begins earning  dividends when payments for shares purchased are converted into Federal
Funds and are available for investment.

     To the extent  necessary  to maintain a $1 per share net asset  value,  the
Board of Trustees will consider  temporarily  reducing or suspending  payment of daily  dividends,  or making a distribution  of realized  securities  profits or other distributions at the time the net asset value per share has changed.

Distribution and Service
     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  distributor  pursuant to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003. LFD is primarily  responsible  for promoting the sale of Fund shares  through  broker/dealers,  financial  advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

     The rate of compensation,  which is calculated and paid monthly, to LFD for the sales of shares of the retail funds of Delaware  Investments Family of Funds
(excluding the shares of Delaware VIP Trust series, money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring  fee equal to the amount shown below:

------------------------------------------------ ---------------------------
                                                   Basis Points on Sales
------------------------------------------------ ---------------------------
Retail Mutual Funds (Class A, B and C Shares)              0.50%
------------------------------------------------ ---------------------------
Merrill Lynch Connect Program                              0.25%
------------------------------------------------ ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                            0.45%
------------------------------------------------ ---------------------------
Citigroup Global Capital Markets, Inc.
(formerly Salomon Smith Barney) and
Delaware International Value Equity
Fund Class I Shares                                           0%
------------------------------------------------ ---------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund  shares  of  the  Delaware   Investments   retail  funds   outstanding  and
beneficially owned by shareholders through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

-------------------------------------------- ---------------------------
                                               Basis Points on Sales
-------------------------------------------- ---------------------------
Retail Mutual Funds (including shares of
money market funds and house accounts and
shares redeemed within 30 days of purchase)            0.04%
-------------------------------------------- ---------------------------
Merrill Lynch Connect Program                            0%
-------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                        0.04%
-------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc.
(formerly Salomon Smith Barney) and
Delaware International Value Equity Fund
Class I Shares                                         0.04%
-------------------------------------------- ---------------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA)
     On May 28,  2003,  President  Bush  signed into law the Jobs and Growth Tax
Relief  Reconciliation Act of 2003 (JGTRRA) .The new law reduces the tax rate on dividends and capital  gains to 15% (5% for  taxpayers  with income in the lower brackets; 0% for those taxpayers in 2008).

Reduction of Tax Rate on Dividends
     Qualifying dividends received by the funds after December 31, 2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower  brackets;  0%
for these taxpayers in 2008). Prior law will apply for tax years beginning after
December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

     The amount of ordinary  dividends  qualifying  for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying  dividends received by the RIC, unless that aggregate is at least 95%
of the RIC gross  income  (as  specially  computed),  in which  case the  entire dividend qualifies.  Obviously,  money market and bond mutual fund distributions will generally not qualify.

     The lower tax rates are not  available for dividends to the extent that the taxpayer is  obligated  to make  related  payments  with respect to positions in substantially  similar or related property (e.g.,  payments in lieu of dividends under a short sale).  The capital gain rates also do not apply to (1)  dividends received from an organization  that was exempt from tax under Section 501 or was a tax-exempt farmers'  cooperative in either the tax year of the distribution or the preceding tax year;  (2) dividends  received from a mutual savings bank that received a deduction  under  Section 591; or (3)  deductible  dividends  paid on employer securities (i.e., under Section 404(k)).

     Owners whose shares are lent in short sales would not qualify for the lower rate.  The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends,"  which are received by someone whose stock is loaned to a short-seller.  Brokerages  have  commonly  lent stock out of margin  accounts to short sellers, but may need to accommodate  investors who do not want to receive unfavorable  dividend  treatment because their stock was lent out.  Depending on the details of  regulations  that may be issued later this year,  brokerages may decide  to limit  any  such  loans  after  2003 to  securities  that are held in
accounts  owned  by  tax-indifferent   parties,   such  as  pension  funds.  The
legislative  history  indicates  that the  Service  is to be  liberal in waiving penalties for failure to report substitute  payments properly for payors who are making good-faith  efforts to comply, but cannot reasonably do so given the time needed to update their systems.

Reduction of Tax Rate on Capital Gains
     Under JGTRRA,  the top individual rate on adjusted net capital gain,  which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to
15% (5% for  taxpayers  with  income in the lower  brackets).  These lower rates apply to both the regular tax and the  alternative  minimum tax. The lower rates apply to assets held more than one year.  For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

     The tax rate on  short-term  capital  gains  is  unchanged,  and they  will continue to be taxed at the ordinary  income  rate.  The capital  gains  changes apply to sales and exchanges (and installment payments received) on or after May
6, 2003, but not with respect to tax years beginning after December 31, 2008.

     The special tax rates for gains on assets held for more than five years (8%
for taxpayers with income in the 10% and 15% brackets;  18% for other  taxpayers with respect to assets purchased after 2000) have been repealed.

Back-up withholding Changes
     Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.

TAXES

     Each Series of the Trust is treated as a single tax entity, and any capital gains and losses for each series are  calculated  separately.  It is the Series'
policy to pay out substantially all net investment income and net realized gains to relieve  the Trust of federal  income tax  liability  on that  portion of its income paid to shareholders under the Code.

     The Series does not have a fixed  policy with  regard to  distributions  of realized  securities profits when such realized securities profits may be offset by capital losses carried  forward.  Presently,  however,  the Series intends to offset realized  securities  profits to the extent of the capital losses carried forward.

     A Series may invest in complex  securities  that may be subject to numerous special and complex tax rules.  These rules could  affect  whether  gain or loss recognized  by the Series is treated as ordinary  or capital,  or as interest or dividend income.  These rules could also accelerate the recognition of income to the Series (possibly causing the Series to sell securities to raise the cash for necessary  distributions)  and/or defer the Series' ability to recognize a loss, and, in limited cases,  subject the Series to U.S.  federal income tax on income from certain foreign securities.  These rules could therefore affect the amount, timing or character of the income distributed by the Series.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

     Delaware Management Company ("Delaware Management"), located at 2005 Market
Street, Philadelphia, PA 19103-7094, furnishes investment management services to
Delaware VIP Balanced, Delaware VIP Capital Reserves, Delaware VIP Cash Reserve,
Delaware VIP Diversified  Income,  Delaware VIP Global Bond, Delaware VIP Value,
Delaware VIP Growth  Opportunities,  Delaware VIP High Yield, Delaware VIP REIT,
Delaware VIP Select  Growth,  Delaware VIP Small Cap Value,  Delaware VIP Trend,
and Delaware VIP U.S. Growth Series.

     Mondrian Investment Partners Limited ("Mondrian"),  located at Third Floor,
80  Cheapside,  London,  England  EC2V  6EE,  acting as  sub-advisor,  furnishes investment  management  services to Delaware VIP International  Value Equity and
Delaware VIP Emerging Markets Series under the terms of a sub-advisory agreement with Delaware  Management  Company.  Such  services are provided  subject to the supervision and direction of the Trust's Board of Trustees.

     The Investment Management Agreements for each Series are dated December 15,
1999 and were approved by the initial  shareholder  on that date. The Agreements remained  in effect  for an  initial  period of two  years  and are  subject  to consideration  for renewal  annually  thereafter.  The Agreements may be renewed only if such renewal and continuance are specifically approved at least annually by the Board of  Trustees  or by vote of a majority  of the  outstanding  voting securities  of the Series,  and only if the terms and the renewal  thereof  have been approved by the vote of a majority of the Trustees of the Trust who are not parties  thereto or  interested  persons of any such party,  cast in person at a meeting  called for the purpose of voting on such  approval.  The Agreements are terminable without penalty on 60 days' notice by the Trustees of the Trust or by the respective  investment manager. The Agreements will terminate  automatically in the event of their assignments.

     Under the Investment Management Agreement,  Delaware Management or Mondrian
is entitled to receive an annual fee equal to the following  percentage rates of the average daily net assets of a Series:

------------------------------------------------ -------------------------------------------
                    Series                                     Management Fee Rate

------------------------------------------------ -------------------------------------------
Delaware VIP Capital Reserves Series             0.50% on the first $500 million
                                                 0.475% on the next $500 million
                                                 0.45% on the next $1.5 billion
                                                 0.425% on assets in excess of $2.5 billion
------------------------------------------------ -------------------------------------------
Delaware VIP Cash Reserve Series                 0.45% on the first $500 million
                                                 0.40% on the next $500 million
                                                 0.35% on the next $1.5 billion
                                                 0.30% on assets in excess of $2.5 billion
------------------------------------------------ -------------------------------------------
Delaware VIP Global Bond Series                  0.75% on the first $500 million
Delaware VIP Growth Opportunities Series         0.70% on the next $500 million
Delaware VIP REIT Series                         0.65% on the next $1.5 billion
Delaware VIP Select Growth Series                0.60% on assets in excess of $2.5 billion
Delaware VIP Small Cap Value Series
Delaware VIP Trend Series
------------------------------------------------ -------------------------------------------
Delaware VIP Balanced Series                     0.65% on the first $500 million
Delaware VIP Diversified Income                  0.60% on the next $500 million
Delaware VIP High Yield Series                   0.55% on the next $1.5 billion
Delaware VIP Value Series                        0.50% on assets in excess of $2.5 billion
Delaware VIP U.S. Growth Series
----------------------------------------------- -------------------------------------------
Delaware VIP Emerging Markets Series             1.25% on the first $500 million
                                                 1.20% on the next $500 million
                                                 1.15% on the next $1.5 billion
                                                 1.10% on assets in excess of $2.5 billion
------------------------------------------------ -------------------------------------------
Delaware VIP International Value Equity Series   0.85% on the first $500 million
                                                 0.80% on the next $500 million
                                                 0.75% on the next $1.5 billion
                                                 0.70% on assets in excess of $2.5 billion
------------------------------------------------ -------------------------------------------

     The  investment  manager  administers  the  affairs  of and  is  ultimately responsible  for the  investment  management  of each of the  Series to which it provides investment management services.  In addition,  Delaware Management pays the salaries of all Trustees,  officers and employees  who are  affiliated  with both it and the Trust.

On December 31,  2005,  the total net assets of the Trust were $[ ], broken down as follows:

--------------------------------------------------- -----------------------
Delaware VIP Balanced Series                                      $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Capital Reserves Series                              $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Cash Reserve Series                                  $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Diversified Income Series                            $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Emerging Markets Series                              $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Global Bond Series                                   $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Growth Opportunities Series                          $[     ]
--------------------------------------------------- -----------------------
Delaware VIP High Yield Series                                    $[     ]
--------------------------------------------------- -----------------------
Delaware VIP International Value Equity Series                    $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Value Series                                         $[     ]
--------------------------------------------------- -----------------------
Delaware VIP REIT Series                                          $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Select Growth Series                                 $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Small Cap Value Series                               $[     ]
--------------------------------------------------- -----------------------
Delaware VIP Trend Series                                         $[     ]
--------------------------------------------------- -----------------------
Delaware VIP U.S Growth Series                                    $[     ]
--------------------------------------------------- -----------------------

Following are the investment  management fees incurred for the last three fiscal years:

----------------------------------------- -------------------- -------------------- --------------------
Series                                    December 31, 2005    December 31, 2004    December 31, 2003
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Balanced Series              $ [     ] earned     $315,088 earned      $335,066 earned
                                          $ [     ] paid       $315,088 paid        $335,066 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Capital Reserves Series      $ [     ] earned     $148,178 earned      $192,857 earned
                                          $ [     ] paid       $148,178 paid        $192,857 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Cash Reserve Series          $ [     ] earned     $162,526 earned      $204,356 earned
                                          $ [     ] paid       $162,526 paid        $204,356 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Diversified Income Series    $ [     ] earned     $109,652 earned      $8,177 earned
                                          $ [     ] paid       $78,810 paid         $-0- paid
                                          $ [     ] waived     $30,842 waived       $8,177 waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Emerging Markets Series      $ [     ] earned     $256,735 earned      $146,975 earned
                                          $ [     ] paid       $229,482 paid        $136,556 paid
                                          $ [     ] waived     $27,253 waived       $10,419 waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Global Bond Series           $ [     ] earned     $669,346 earned      $840,196 earned
                                          $ [     ] paid       $669,346 paid        $799,715 paid
                                          $ [     ] waived     $-0- waived          $40,481 waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Growth Opportunities Series  $ [     ] earned     $546,196 earned      $566,090 earned
                                          $ [     ] paid       $546,196 paid        $566,090 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP High Yield Series            $ [     ] earned     $1,049,652 earned    $646,550 earned
                                          $ [     ] paid       $1,049,652 paid      $646,550 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP International Value Equity   $ [     ] earned     $1,324,306 earned    $1,231,864 earned
Series                                    $ [     ] paid       $1,323,963 paid      $1,216,445 paid
                                          $ [     ] waived     $343 waived          $15,419 waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Value Series                 $ [     ] earned     $2,074,107 earned    $1,763,575 earned
                                          $ [     ] paid       $1,914,181 paid      $1,628,851 paid
                                          $ [     ] waived     $159,926 waived      $134,724 waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP REIT Series                  $ [     ] earned     $4,158,192 earned    $2,328,229 earned
                                          $ [     ] paid       $4,158,192 paid      $2,328,229 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Select Growth Series         $ [     ] earned     $194,310 earned      $220,835 earned
                                          $ [     ] paid       $194,310 paid        $220,835 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Small Cap Value Series       $ [     ] earned     $4,427,012 earned    $2,747,128 earned
                                          $ [     ] paid       $4,427,012 paid      $2,747,128 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP Trend Series                 $ [     ] earned     $4,411,240 earned    $3,628,041 earned
                                          $ [     ] paid       $4,411,240 paid      $3,628,041 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------
Delaware VIP U.S. Growth Series           $ [     ] earned     $225,016 earned      $83,078 earned
                                          $ [     ] paid       $225,016 paid        $83,078 paid
                                          $ [     ] waived     $-0- waived          $-0- waived
----------------------------------------- -------------------- -------------------- --------------------

     Except for those expenses borne by the respective  investment manager under the Investment  Management Agreements and the Distributor under the Distribution
Agreement, each Series is responsible for all of its own expenses. Among others, these  include  the  Series'  proportionate  share  of rent  and  certain  other administrative  expenses;  the investment management fees; transfer and dividend
disbursing  agent  fees  and  costs;  custodian  expenses;   federal  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

     Beginning May 1, 1998 (May 1, 1999 for Delaware VIP Select  Growth  Series,
October  15,  1999 for  Delaware  VIP U.S.  Growth  Series and May 19,  2003 for
Delaware VIP  Diversified  Income Series) through  [date],  Delaware  Management contracted  to waive  its fee and pay the  expenses  of a Series  to the  extent necessary to ensure that a Series' annual operating expenses, exclusive of 12b-1
Plan fees, taxes, interest, brokerage commissions and extraordinary expenses, do not exceed the following percentages of average daily net assets:

        ------------------------------------------------- --------------
        Delaware VIP Balanced Series                      0.80%
        ------------------------------------------------- --------------
        Delaware VIP Capital Reserves Series              0.80%
        ------------------------------------------------- --------------
        Delaware VIP Cash Reserve Series                  0.80%
        ------------------------------------------------- --------------
        Delaware VIP Diversified Income Series            0.80%
        ------------------------------------------------- --------------
        Delaware VIP Growth Opportunities Series          0.90%
        ------------------------------------------------- --------------
        Delaware VIP High Yield Series                    0.80%
        ------------------------------------------------- --------------
        Delaware VIP Value Series                         0.80%
        ------------------------------------------------- --------------
        Delaware VIP REIT Series                          0.95%
        ------------------------------------------------- --------------
        Delaware VIP Select Growth Series                 0.90%
        ------------------------------------------------- --------------
        Delaware VIP Small Cap Value Series               0.95%
        ------------------------------------------------- --------------
        Delaware VIP Trend Series                         0.95%
        ------------------------------------------------- --------------
        Delaware VIP U.S. Growth Series                   0.80%
        ------------------------------------------------- --------------

     Beginning May 1, 1998 through [date],  the investment manager contracted to waive its fee and pay the expenses of a Series to the extent necessary to ensure that a Series' annual operating  expenses,  exclusive of 12b-1 Plan fees, taxes, interest,  brokerage  commissions and extraordinary  expenses, do not exceed the following percentages of average daily net assets:

        ------------------------------------------------- --------------
        Delaware VIP Emerging Markets Series              1.50%
        ------------------------------------------------- --------------
        Delaware VIP Global Bond Series                   1.00%
        ------------------------------------------------- --------------
        Delaware VIP International Value Equity Series    1.00%
        ------------------------------------------------- --------------

     The Fund has formally delegated to Delaware Management Company and Mondrian
Investment  Partners  Limited (each an "Adviser")  the ability to make all proxy voting  decisions in relation to portfolio  securities  held by the Fund. If and when proxies need to be voted on behalf of the Fund,  the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures").
The Adviser has established a Proxy Voting Committee (the "Committee")  which is responsible  for overseeing the Adviser's proxy voting process for the Fund. One of the main  responsibilities  of the  Committee  is to review and  approve  the
Procedures  to ensure that the  Procedures  are designed to allow the Adviser to vote  proxies  in a  manner  consistent  with  the  goal of  voting  in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Adviser has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Fund and other  Adviser  clients  and vote  proxies generally in accordance  with the  Procedures.  The Committee is responsible for overseeing  ISS's  proxy  voting  activities.  If a proxy has been voted for the
Fund,  ISS will create a record of the vote.  Beginning no later than August 31,
2004,  information  (if any)  regarding how the Fund voted  proxies  relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without    charge   (i)    through    the    Fund's    website   at
http://www.delawareinvestments.com;  and  (ii) on the  Commission's  website  at
http://www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Adviser will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Fund has delegated proxy voting to the Adviser, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Adviser does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Adviser receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Adviser to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Adviser or affiliated  persons of the Adviser.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

Distribution and Service
     Delaware  Distributors,  L.P. (the  "Distributor"),  located at 2005 Market
Street, Philadelphia,  PA 19103-7094, serves as the Trust's national distributor pursuant to a Distribution Agreement.

     The  Distributor is an affiliate of Delaware  Management  Company and bears all of the costs of promotion and distribution.  The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     Lincoln  Financial   Distributors,   Inc.  ("LFD"),  an  affiliate  of  the
Distributor and Delaware Management serves as the Trust's financial intermediary distributor pursuant to a Financial Intermediary Distribution Agreement with the
Distributor  dated January 1, 2001. LFD is primarily  responsible  for promoting the sale of Series shares through insurance company sponsors,  brokers,  dealers and other  financial  intermediaries.  The address of LFD is 350 Church  Street,
Hartford, CT 06103. For its services,  LFD receives promotional  allowances from insurance  companies  that sponsor  annuity  products that include the Series as investment options.

     Plan  under Rule 12b-1 -  Pursuant  to Rule 12b-1  under the 1940 Act,  the
Trust has adopted a plan for Service  Class shares of each Series (the  "Plan").
The Plan  permits the Trust to pay for  certain  distribution,  promotional  and related  expenses  involved in the marketing of only the Service Class of shares to which the Plan  applies.  The Plan is  designed  to benefit the Trust and its shareholders and, ultimately the Trust's beneficial contract owners.

     The Plan permits the Trust, pursuant to its Distribution  Agreement, to pay out of the assets of Service Class shares  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors,  brokers, dealers and others. In addition,  the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others,  such as insurance company  sponsors,  who aid in the distribution  of  Service  Class  shares or provide  services  in respect of the
Service Class, pursuant to service agreements with the Trust.

     The maximum  aggregate  fee  payable by the Trust  under the Plan,  and the
Trust's  Distribution  Agreement,  is on an annual basis, up to 0.30% of average daily net assets of Service  Class shares (up to 0.25% of which are service fees to be paid to the Distributor,  insurance company  sponsors,  dealers and others
for  providing  personal  service  and/or  maintaining   shareholder  accounts).
Delaware  Distributors,  L.P.  has  contractually  agreed to limit the fee to an annual rate of 0.25% of Service Class' average daily net assets through [date].

     While payments pursuant to the Plan currently may not exceed 0.25% annually
(and may never exceed 0.30% annually) with respect to Service Class shares,  the
Plan does not limit fees to amounts actually expended by the Distributor.  It is therefore  possible that the  Distributor may realize a profit in any particular year. However, the Distributor  currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor  may, however,  incur such additional expenses and make additional payments to dealers from its own resources to promote the  distribution of shares of the Class.  The monthly  fees paid to the  Distributor  under the Plan are subject to the review and  approval  of  Trust's  unaffiliated  trustees,  who may  reduce the fees or terminate the Plan at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as insurance  company sponsors or  broker/dealers,  in excess of the amount paid on behalf of Service  Class shares  would be borne by such persons  without any reimbursement from such Class.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The Plan and the Distribution  Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested  persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting  duly called for the purpose of voting on the Plan and the  Distribution
Agreement.  Continuation of the Plan and the Distribution Agreement, as amended, must be  approved  annually  by the  Board of  Trustees  in the same  manner  as specified above.

     Each year, the Trustees must determine whether  continuation of the Plan is in the best interest of shareholders of Service Class shares,  and that there is a reasonable  likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution  Agreement,  as amended,  may be terminated with respect to the Service  Class at any time without  penalty by a majority of those  Trustees who are not  "interested  persons" or by a majority  vote of the Service  Class'
outstanding  voting  securities.   Any  amendment   materially   increasing  the
percentage  payable under the Plans must likewise be approved by a majority vote of the Service Class' outstanding  voting  securities,  as well as by a majority vote of  those  Trustees  who are not  "interested  persons."  Also,  any  other material  amendment  to the Plan  must be  approved  by a  majority  vote of the
Trustees including a majority of the noninterested  Trustees of the Trust having no  interest  in the  Plans.  In  addition,  in  order  for the  Plan to  remain effective,  the  selection and  nomination  of Trustees who are not  "interested persons"  of the  Trust  must be made by the  Trustees  who  themselves  are not
"interested  persons" and who have no direct or indirect  financial  interest in the Plan.  Persons  authorized  to make  payments  under  the Plan must  provide written reports at least quarterly to the Board of Trustees for their review.

     Delaware Service Company, Inc. (the "Transfer Agent"), another affiliate of
Delaware Management,  is the Trust's shareholder servicing,  dividend disbursing and  transfer  agent  for  each  Series  pursuant  to  a  Shareholders  Services
Agreement.  The Transfer Agent also provides  accounting  services to the Series pursuant to the terms of a separate  Fund  Accounting  Agreement.  The  Transfer
Agent is also an  indirect,  wholly  owned  subsidiary  of  Delaware  Management
Holdings, Inc.

     The amount  and  purpose  of 12b-1  plan  payments  from each Class were as follows for their last fiscal year:

------------------------------- --------------------------------------------
                     Delaware VIP Trust Service Class Shares
------------------------------- ---------- ---------- ---------- -----------
                                VIP        VIP        VIP        VIP
                                Balanced   Capital    Cash       Emerging
                                Series     Reserves   Reserves   Markets
                                           Series     Series     Series

------------------------------- --------------------------------------------
Advertising                   [To be updated in 485(b) filing]
------------------------------- ---------- ---------- ---------- -----------
Annual/Semiannual Reports
------------------------------- ---------- ---------- ---------- -----------
Broker Trails
------------------------------- ---------- ---------- ---------- -----------
Broker Sales Charges
------------------------------- ---------- ---------- ---------- -----------
Dealer Service Expenses
------------------------------- ---------- ---------- ---------- -----------
Interest on Broker Sales
Charges
------------------------------- ---------- ---------- ---------- -----------
Commissions to Wholesalers
------------------------------- ---------- ---------- ---------- -----------
Promotional-Broker Meetings
------------------------------- ---------- ---------- ---------- -----------
Promotional-Other
------------------------------- ---------- ---------- ---------- -----------
Prospectus Printing
------------------------------- ---------- ---------- ---------- -----------
Telephone
------------------------------- ---------- ---------- ---------- -----------
Wholesaler Expenses
------------------------------- ---------- ---------- ---------- -----------
Other
------------------------------- ---------- ---------- ---------- -----------
Total
------------------------------- ---------- ---------- ---------- -----------

------------------------------- -----------------------------------------------------
                     Delaware VIP Trust Service Class Shares
-------------------------------  ---------- ------------- ------------- -------------
                                 VIP        VIP           VIP High      VIP
                                 Global     Growth        Yield Series  International
                                 Bond       Opportunities               Value
                                 Series     Series                      Equity
                                                                        Series
------------------------------- -----------------------------------------------------
Advertising                   [To be updated in 485(b) filing]
-------------------------------  ---------- ------------- ------------- -------------
Annual/Semiannual Reports
-------------------------------  ---------- ------------- ------------- -------------
Broker Trails
-------------------------------  ---------- ------------- ------------- -------------
Broker Sales Charges
-------------------------------  ---------- ------------- ------------- -------------
Dealer Service Expenses
-------------------------------  ---------- ------------- ------------- -------------
Interest on Broker Sales
Charges
-------------------------------  ---------- ------------- ------------- -------------
Commissions to Wholesalers
-------------------------------  ---------- ------------- ------------- -------------
Promotional-Broker Meetings
-------------------------------  ---------- ------------- ------------- -------------
Promotional-Other
-------------------------------  ---------- ------------- ------------- -------------
Prospectus Printing
-------------------------------  ---------- ------------- ------------- -------------
Telephone
-------------------------------  ---------- ------------- ------------- -------------
Wholesaler Expenses
-------------------------------  ---------- ------------- ------------- -------------
Other
-------------------------------  ---------- ------------- ------------- -------------
Total
-------------------------------  ---------- ------------- ------------- -------------

-------------------------------  ---------- ------------- ------------- -------------
                    Delaware VIP Trust Service Class Shares
-------------------------------  ---------- ------------- ------------- -------------
                                 VIP Value  VIP           VIP REIT      VIP
                                 Series     Diversified   Series        Select
                                            Income                      Growth
                                            Series                      Series
------------------------------- -----------------------------------------------------
Advertising                   [To be updated in 485(b) filing]
-------------------------------  ---------- ------------- ------------- -------------
Annual/Semiannual Reports
-------------------------------  ---------- ------------- ------------- -------------
Broker Trails
-------------------------------  ---------- ------------- ------------- -------------
Broker Sales Charges
-------------------------------  ---------- ------------- ------------- -------------
Dealer Service Expenses
-------------------------------  ---------- ------------- ------------- -------------
Interest on Broker Sales
Charges
-------------------------------  ---------- ------------- ------------- -------------
Commissions to Wholesalers
-------------------------------  ---------- ------------- ------------- -------------
Promotional-Broker Meetings
-------------------------------  ---------- ------------- ------------- -------------
Promotional-Other
-------------------------------  ---------- ------------- ------------- -------------
Prospectus Printing
-------------------------------  ---------- ------------- ------------- -------------
Telephone
-------------------------------  ---------- ------------- ------------- -------------
Wholesaler Expenses
-------------------------------  ---------- ------------- ------------- -------------
Other
-------------------------------  ---------- ------------- ------------- -------------
Total
-------------------------------  ---------- ------------- ------------- -------------

-------------------------------  ---------- ------------- -------------
                    Delaware VIP Trust Service Class Shares
-------------------------------  ---------- ------------- -------------
                                 VIP Small  VIP           VIP U.S.
                                 Cap Value  Trend         Growth
                                 Series     Series        Series

------------------------------- ---------------------------------------
Advertising                   [To be updated in 485(b) filing]
-------------------------------  ---------- ------------- -------------
Annual/Semiannual Reports
-------------------------------  ---------- ------------- -------------
Broker Trails
-------------------------------  ---------- ------------- -------------
Broker Sales Charges
-------------------------------  ---------- ------------- -------------
Dealer Service Expenses
-------------------------------  ---------- ------------- -------------
Interest on Broker Sales
Charges
-------------------------------  ---------- ------------- -------------
Commissions to Wholesalers
-------------------------------  ---------- ------------- -------------
Promotional-Broker Meetings
-------------------------------  ---------- ------------- -------------
Promotional-Other
-------------------------------  ---------- ------------- -------------
Prospectus Printing
-------------------------------  ---------- ------------- -------------
Telephone
-------------------------------  ---------- ------------- -------------
Wholesaler Expenses
-------------------------------  ---------- ------------- -------------
Other
-------------------------------  ---------- ------------- -------------
Total
-------------------------------  ---------- ------------- -------------

Portfolio Managers
     Information about portfolio manager compensation, other accounts managed by the portfolio manager and the portfolio managers' ownership of securities in the
Series is contained in Appendix B.

OFFICERS AND TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees.

     Certain officers and Trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family.

     DMH Corp.,  Delaware  Investments U.S., Inc.,  Delaware General Management,
Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
Distributors,  Inc.,  Delaware  Management  Trust Company,  Delaware  Management
Business Trust,  Delaware  Investment  Advisers (a series of Delaware Management
Business Trust),  Delaware  Management Company (a series of Delaware  Management
Business Trust),  Delaware Capital  Management (a series of Delaware  Management
Business  Trust),  Delaware  Lincoln  Cash  Management  (a  series  of  Delaware
Management Business Trust),  Delaware  Distributors,  L.P., Retirement Financial
Services,  Inc.  and LNC  Administrative  Services  Corporation  are  direct  or indirect,  wholly  owned  subsidiaries  of Delaware  Management  Holdings,  Inc.
("DMH").  DMH is an  indirect,  wholly owned  subsidiary,  and is subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation,
with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations in many aspects of the financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its subsidiaries.

     Trustees and principal officers of Delaware VIP Trust are noted below along with their ages and their business experience for the past five years.

------------ -------------- ------------ ----------------------- -----------   -------------
                                                                 Number of     Other
                                                                 Portfolios    Directorships
                                                                 in Fund       Held
                                                                 Complex       by
Name,                                                            Overseen      Trustee/
Address       Position(s)                      Principal         by Trustee/   Director
and            Held with     Length of    Occupation(s) During   Director      or
Birthdate       Fund(s)     Time Served       Past 5 Years       or Officer    Officer
--------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------
Jude T.        Chairman,      5 Years -     Since August 2000,       87        None
Driscoll(2)    President,     Executive     Mr. Driscoll has
2005           Chief          Officer       served in various
Market         Executive                   executive capacities
Street         Officer        1 Year -     at different times
Philadelphia,  and            Trustee         at Delaware
PA 19103       Trustee                       Investments(1)

March 10,
1963
--------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------
Thomas L.       Trustee       Since        Private Investor -        87        None
Bennett                       March 23,  (March 2004 - Present)
2005                          2005
Market                                    Investment Manager -
Street                                    Morgan Stanley & Co.
Philadelphia,                            (January 1984 - March
PA 19103                                         2004)

October 4,
1947
--------------------------------------------------------------------------------------------
John A. Fry     Trustee       4 Years         President -            87      Director-
2005                                      Franklin & Marshall
Market                                          College                      Community
Street                                   (June 2002 - Present)               Health
Philadelphia,                                                                Systems
PA 19103                                     Executive Vice
                                              President -
May 28,                                      University of
1960                                          Pennsylvania
                                           (April 1995 - June
                                                 2002)

--------------------------------------------------------------------------------------------
Anthony D.      Trustee      12 Years       Founder/Managing         87        None
Knerr                                      Director - Anthony
2005                                       Knerr & Associates
Market                                   (Strategic Consulting)
Street                                      (1990 - Present)
Philadelphia,
PA 19103

December
7, 1938

--------------------------------------------------------------------------------------------
Lucinda S.      Trustee        Since        Chief Financial          87        None
Landreth                     March 23,         Officer -
2005                           2005          Assurant, Inc.
Market                                        (Insurance)
Street                                       (2002 - 2004)
Philadelphia,
PA 19103                                    Chief Investment
                                           Officer - Fortis,
June 24,                                   Inc. (Mutual Fund
1947                                           Insurance)
                                              (1997-2001)
--------------------------------------------------------------------------------------------

Independent Trustees (continued)

--------------------------------------------------------------------------------------------
Ann R.          Trustee      16 Years                                87      Director
Leven                                      Retired since 1999                and
2005                                                                         Audit
Market                                      Treasurer/Chief                  Committee
Street                                      Fiscal Officer -                 Chairperson
Philadelphia,                             National Gallery of                  -
PA 19103                                          Art                        Andy
                                             (1994 - 1999)                   Warhol
November                                                                     Foundation
1, 1940
                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Systemax
                                                                              Inc.

--------------------------------------------------------------------------------------------
Thomas F.       Trustee      11 Years       President/Chief          87      Director
Madison                                   Executive Officer -                  -
2005                                       MLM Partners, Inc.                Banner
Market                                      (Small Business                  Health
Street                                        Investing &
Philadelphia,                                 Consulting)                    Director
PA 19103                                    (January 1993 -                    -
                                                Present)                     Center
February                                                                     Point
25, 1936                                                                     Energy

                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Digital
                                                                             River
                                                                              Inc.

                                                                             Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Rimage
                                                                             Corporation

                                                                             Director
                                                                               -
                                                                             Valmont
                                                                             Industries,
                                                                              Inc.

--------------------------------------------------------------------------------------------
Janet L.        Trustee       6 Years        Vice President          87       None
Yeomans                                        ((January
2005                                       2003-Present) and
Market                                     Treasurer (January
Street                                      2006-Present) -
Philadelphia,                                3M Corporation
PA 19103
                                          Ms. Yeomans has held
July 31,                                   various management
1948                                        positions at 3M
                                           Corporation since
                                                 1983.

--------------------------------------------------------------------------------------------
J. Richard      Trustee        Since           Founder -             87      Director
Zecher                       March 23,     Investor Analytics                and
2005                           2005        (Risk Management)                 Audit
Market                                    (May 1999 - Present)               Committee
Street                                                                       Member
Philadelphia,                                                                  -
PA 19103                                                                     Investor
                                                                             Analytics
July 3,
1940                                                                         Director
                                                                             and
                                                                             Audit
                                                                             Committee
                                                                             Member
                                                                               -
                                                                             Oxigene,
                                                                              Inc.

--------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------
Michael P.    Senior Vice      Chief     Mr. Bishof has served       87      None(3)
Bishof         President     Financial    in various executive
2005           and Chief      Officer        capacities at
Market         Financial       since       different times at
Street          Officer      February     Delaware Investments
Philadelphia,                17, 2005
PA 19103

August 18,
1962

--------------------------------------------------------------------------------------------
David F.         Vice          Since     Mr. Connor has served       87      None(3)
Connor        President,      October    as Vice President and
2005            Deputy       25, 2005        Deputy General
Market          General                   Counsel of Delaware
Street        Counsel and                  Investments since
Philadelphia,  Secretary                         2000.
PA 19103

December
2, 1963

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
David P.      Senior Vice      Since         Mr. O'Connor has        87      None(3)
O'Connor      President,      October       served in various
2005           General        25, 2005      executive and legal
Market        Counsel and                    capacities at
Street        Chief Legal                  different times at
Philadelphia,  Officer                     Delaware Investments.
PA 19103

February
21, 1966

--------------------------------------------------------------------------------------------
John J.       Senior Vice    Treasurer      Mr. O'Connor has         87      None(3)
O'Connor       President       since       served in various
2005         and Treasurer   February     executive capacities
Market                       17, 2005    at different times at
Street                                    Delaware Investments
Philadelphia,
PA 19103

June 16,
1957

--------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and its  subsidiaries,  including  the Series'  investment advisor, principal underwriter and its transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Series' manager and distributor.

(3)  Mr. Bishof,  Mr. Connor, Mr. David P. O'Connor and Mr.John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum  Fund
     Trust, which have the same investment  advisor,  principal  underwriter and transfer  agent as the  registrant.  Mr.John J.  O'Connor  also serves in a similar capacity for Lincoln Variable  Insurance  Products Trust, which has the same investment adviser as the Trust.

------------------------------------------------------------------------------------------------------------------------------------

     Following is  additional  information  regarding  investment  professionals affiliated with the Trust.

Name, Address and Birthdate Position(s) Held with Delaware       Length of Time Served       Principal Occupation(s) During Past 5
                                       VIP Trust                                                             Years
--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Christopher S. Adams           Vice President and Senior                8 Years                 Mr. Adams has served in various
2005 Market Street                  Equity Analyst                                              capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

April 24, 1962

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Robert Akester                 Senior Portfolio Manager                 6 Years                Mr. Akester has served in various
3rd Floor                                                                                       capacities at different times at
80 Cheapside                                                                                                Mondrian
London, England
EC2V 6EE

April 25, 1948

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Damon J. Andres                Vice President and Senior                9 Years                 Mr. Andres has served in various
2005 Market Street                 Portfolio Manager                                            capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

October 24, 1969

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Marshall T. Bassett            Senior Vice President and                6 Years                Mr. Bassett has served in various
2005 Market Street             Senior Portfolio Manager                                         capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

February 8, 1954

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Christopher S. Beck            Senior Vice President and                7 Years                  Mr. Beck has served in various
2005 Market Street             Senior Portfolio Manager                                         capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

December 5, 1957

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Christopher J. Bonavico        Vice President and Senior           Less than 1 Year           Vice President and Senior Portfolio
505 Montgomery Street          Portfolio Manager                                            Manager - Delaware Investment Advisers,
11th Floor                                                                                      a series of Delaware Management
San Francisco, CA 94111                                                                                  Business Trust
                                                                                                        (2005 - Present)

                                                                                               Mr. Bonavico has served in various
                                                                                                capacities at different times at
                                                                                            Transamerica Investment Management, LLC

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Ryan K. Brist                  Executive Vice President,                5 Years                 Mr. Brist has served in various
2005 Market Street            Managing Director and Chief                                       capacities at different times at
Philadelphia, PA 19103-7094    Investment Officer, Fixed                                              Delaware Investments
                                        Income
March 22, 1971

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
                            Position(s) Held with Delaware                                   Principal Occupation(s) During Past 5
Name, Address and Birthdate            VIP Trust                 Length of Time Served                       Years
--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Kenneth F. Broad               Vice President and Senior           Less than 1 Year           Vice President and Senior Portfolio
505 Montgomery Street              Portfolio Manager                                        Manager - Delaware Investment Advisers,
11th Floor                                                                                      a series of Delaware Management
San Francisco, CA 94111                                                                                  Business Trust
                                                                                                        (2005 - Present)
October 6, 1965
                                                                                                Mr. Broad has served in various
                                                                                                capacities at different times at
                                                                                            Transamerica Investment Management, LLC

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Steven G. Catricks           Vice President and Portfolio          Less than 1 Year            Mr. Catricks has served in various
2005 Market Street                      Manager                                                 capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Stephen R. Cianci              Senior Vice President and               10 Years                 Mr. Cianci has served in various
2005 Market Street             Senior Portfolio Manager                                         capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

May 12, 1969

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Christopher M. Ericksen      Vice President and Portfolio          Less than 1 Year          Vice President and Portfolio Manager -
505 Montgomery Street                   Manager                                              Delaware Investment Advisers, a series
11th Floor                                                                                   of Delaware Management Business Trust
San Francisco, CA 94111                                                                                 (2005 - Present)

March 10, 1972                                                                                  Portfolio Manager - Transamerica
                                                                                                   Investment Management, LLC
                                                                                                         (2004 - 2005)

                                                                                               Mr. Ericksen has served in various
                                                                                                capacities at different times at
                                                                                                         Goldman Sachs

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Patrick G. Fortier                 Portfolio Manager               Less than 1 Year         Portfolio Manager - Delaware Investment
505 Montgomery Street                                                                            Advisers, a series of Delaware
11th Floor                                                                                         Management Business Trust
San Francisco, CA 94111                                                                                 (2005 - Present)

                                                                                               Mr. Fortier has served in various
                                                                                                capacities at different times at
                                                                                            Transamerica Investment Management, LLC

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Clive A. Gillmore            Deputy Managing Director and              14 Years                Mr. Gillmore has served in various
3rd Floor                     Senior Portfolio Manager of                                       capacities at different times at
80 Cheapside                 Mondrian Investment Partners                                                   Mondrian
London, England                         Limited
EC2V 6EE

January 14, 1960

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Barry S. Gladstein           Vice President and Portfolio          Less than 1 Year           Mr. Gladstein has served in various
2005 Market Street                      Manager                                                 capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

August 29, 1964

Paul Grillo                    Senior Vice President and               11 Years                 Mr. Grillo has served in various
2005 Market Street             Senior Portfolio Manager                                         capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

May 16, 1959

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Name, Address and Birthdate Position(s) Held with Delaware       Length of Time Served       Principal Occupation(s) During Past 5
                                       VIP Trust                                                             Years
--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Christopher M. Holland       Vice President and Portfolio          Less than 1 Year            Mr. Holland has served in various
2005 Market Street                      Manage                                                  capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

January 23, 1975

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Michael E. Hughes                   Assistant Vice                      2 years                         Equity Analyst -
2005 Market Street              President/Senior Equity                                            Raymond James & Associates
Philadelphia, PA 19103                 Analyst I                                                     (June 2000 - May 2002)

August 30, 1971                                                                                   Investment Limited Partner -
                                                                                                      J.C. Bradford & Co.
                                                                                                     (May 1996 - May 2000)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Jordan L. Irving               Vice President and Senior                1 year                Vice President and Senior Portfolio
2005 Market Street                 Portfolio Manager                                        Manager - Delaware Investment Advisers,
Philadelphia, PA 19103                                                                          a series of Delaware Management
                                                                                                         Business Trust
December 25, 1973                                                                                       (2004 - Present)

                                                                                             Vice President and Portfolio Manager -
                                                                                               U.S. Active Large Cap Value Team,
                                                                                               Merrill Lynch Investment Managers
                                                                                                         (2001 - 2004)

                                                                                             Assistant Vice President and Associate
                                                                                             Portfolio Manager - U.S. Active Large
                                                                                                 Cap Value Team, Merrill Lynch
                                                                                                      Investment Managers
                                                                                                         (2000 - 2001)

                                                                                             Senior Specialist - U.S. Active Large
                                                                                                 Cap Value Team, Merrill Lynch
                                                                                                      Investment Managers
                                                                                                         (1998 - 2000)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Steven T. Lampe              Vice President and Portfolio               8 Years                 Mr. Lampe has served in various
2005 Market Street                      Manager                                                 capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

September 13, 1968

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Emma R.E. Lewis                Senior Portfolio Manager                 8 Years                 Ms. Lewis has served in various
80 Cheapside                                                                                    capacities at different times at
London, England                                                                                             Mondrian
EC2V 6EE

January 23, 1969

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Name, Address and Birthdate Position(s) Held with Delaware       Length of Time Served       Principal Occupation(s) During Past 5
                                       VIP Trust                                                             Years
--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Anthony A. Lombardi            Vice President and Senior                1 year                Vice President and Senior Portfolio
2005 Market Street                 Portfolio Manager                                        Manager - Delaware Investment Advisers,
Philadelphia, PA 19103                                                                          a series of Delaware Management
                                                                                                         Business Trust
October 6, 1965                                                                                         (2004 - Present)

                                                                                             Director and Portfolio Manager - U.S.
                                                                                              Active Large Cap Value Team, Merrill
                                                                                                   Lynch Investment Managers
                                                                                                         (2003 - 2004)

                                                                                             Vice President and Portfolio Manager -
                                                                                               U.S. Active Large Cap Value Team,
                                                                                               Merrill Lynch Investment Managers
                                                                                                         (2000 - 2003)

                                                                                               Vice President and Senior Research
                                                                                             Analyst - U.S. Active Large Cap Value
                                                                                            Team, Merrill Lynch Investment Managers
                                                                                                         (1998 - 2000)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Kent P. Madden                      Equity Analyst                 Less than 1 year                     Equity Analyst -
2005 Market Street                                                                                Gartmore Global Investments
Philadelphia, PA 19130                                                                          (November 2000 - December 2004)

May 22, 1972

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Nigel G. May                  Director, Senior Portfolio               12 Years                  Mr. May has served in various
80 Cheapside                 Manager and Regional Research                                      capacities at different times at
London, England                        Director                                                             Mondrian
EC2V 6EE

September 23, 1962

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Francis X. Morris              Senior Vice President and                6 Years                 Mr. Morris has served in various
2005 Market Street             Senior Portfolio Manager                                         capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

March 28, 1961

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Michael S. Morris              Vice President and Senior                4 Years                 Vice President and Senior Equity
2005 Market Street                  Equity Analyst                                               Analyst of Delaware Investment
Philadelphia, PA 19103                                                                           Advisers, a series of Delaware
                                                                                                   Management Business Trust
September 5, 1968                                                                                       (1999 - Present)

                                                                                               Financial Analyst - Walnut Street
                                                                                                           Associates
                                                                                                         (1998 - 1999)

                                                                                             Senior Equity Analyst - Pilgrim Baxter
                                                                                                          & Associates
                                                                                                         (1997 - 1998)

                                                                                                Equity Analyst - State Teachers
                                                                                                   Retirement Systems of Ohio
                                                                                                         (1996 - 1997)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Name, Address and Birthdate Position(s) Held with Delaware       Length of Time Served       Principal Occupation(s) During Past 5
                                       VIP Trust                                                             Years
--------------------------- -------------------------------- ------------------------------ ----------------------------------------
D. Tysen Nutt, Jr.             Senior Vice President and                1 year                  Senior Vice President and Senior
2005 Market Street             Senior Portfolio Manager                                     Portfolio Manager - Delaware Investment
Philadelphia, PA 19103                                                                           Advisers, a series of Delaware
                                                                                                   Management Business Trust
January 27, 1952                                                                                        (2004 - Present)

                                                                                             Managing Director and Senior Portfolio
                                                                                             Manager - U.S. Active Large Cap Value
                                                                                            Team, Merrill Lynch Investment Managers
                                                                                                          (1998- 2004)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Philip R. Perkins              Senior Vice President and                2 years                 Senior Vice President and Senior
2005 Market Street             Senior Portfolio Manager                                     Portfolio Manager - Delaware Investment
Philadelphia, PA 19103                                                                           Advisers, a series of Delaware
                                                                                                   Management Business Trust
May 20, 1961                                                                                            (2003 - Present)

                                                                                              Chief Operating Officer and Managing
                                                                                                Director in Emerging Markets of
                                                                                                  Deutsche Bank (1998 - 2003)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Daniel J. Prislin           Vice President and Senior        Less than 1 Year                 Vice President and Senior Portfolio
505 Montgomery Street       Portfolio Manager                                               Manager - Delaware Investment Advisers,
11th Floor                                                                                       a series of Delaware Management
Philadelphia, PA 19103-7094                                                                              Business Trust
                                                                                                        (2005 - Present)

                                                                                               Mr. Prislin has served in various
                                                                                               capacities at different times at
                                                                                            Transamerica Investment Management, LLC

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Timothy L. Rabe                Senior Vice President and                4 Years                 Senior Vice President and Senior
2005 Market Street             Senior Portfolio Manager                                          Portfolio Manager of Delaware
Philadelphia, PA 19103                                                                          Investment Advisers, a series of
                                                                                               Delaware Management Business Trust
September 18, 1970                                                                                      (2004 - Present)

                                                                                            Vice President and Portfolio Manager of
                                                                                             Delaware Investment Advisers, a series
                                                                                             of Delaware Management Business Trust
                                                                                                         (2000 - 2004)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Matthew Todorow              Vice President and Portfolio               1 year               Vice President and Portfolio Manager -
2005 Market Street                      Manager                                              Delaware Investment Advisers, a series
Philadelphia, PA 19103                                                                       of Delaware Management Business Trust
                                                                                                        (2003 - Present)
November 22, 1968
                                                                                              Executive Director - Morgan Stanley
                                                                                                     Investment Management
                                                                                                          (2001- 2003)

                                                                                               Portfolio Manager - Morgan Stanley
                                                                                                           Investment

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Name, Address and Birthdate Position(s) Held with Delaware       Length of Time Served       Principal Occupation(s) During Past 5
                                       VIP Trust                                                             Years
--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Rudy D. Torrijos III         Vice President and Portfolio          Less than 1 Year          Vice President and Portfolio Manager -
2005 Market Street                      Manager                                              Delaware Investment Advisers, a series
Philadelphia, PA 19103                                                                       of Delaware Management Business Trust
                                                                                                        (2005 - Present)
May 8, 1970
                                                                                              Technology Analyst - Fiduciary Trust
                                                                                                       Co., International
                                                                                                         (2003 - 2005)

                                                                                             Fund Manager - Neuberger Berman Growth
                                                                                                             Group
                                                                                                         (2000 - 2003)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Jeffrey S. Van Harte          Chief Investment Officer -           Less than 1 year         Chief Investment Officer/Focus Growth -
505 Montgomery Street                Focus Growth                                            Delaware Investment Advisers, a series
11th Floor                                                                                   of Delaware Management Business Trust
San Francisco, CA 94111                                                                                 (2005 - Present)

July 24, 1958                                                                                 Mr. Van Harte has served in various
                                                                                                capacities at different times at
                                                                                            Transamerica Investment Management, LLC

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Robert A. Vogel, Jr.           Vice President and Senior                1 year                Vice President and Senior Portfolio
2005 Market Street                 Portfolio Manager                                        Manager - Delaware Investment Advisers,
Philadelphia, PA 19103                                                                          a series of Delaware Management
                                                                                                         Business Trust
February 22, 1969                                                                                       (2004 - Present)

                                                                                             Director and Portfolio Manager - U.S.
                                                                                              Active Large Cap Value Team, Merrill
                                                                                                   Lynch Investment Managers
                                                                                                         (2003 - 2004)

                                                                                             Vice President and Portfolio Manager -
                                                                                               U.S. Active Large Cap Value Team,
                                                                                               Merrill Lynch Investment Managers
                                                                                                         (1998 - 2003)

--------------------------- -------------------------------- ------------------------------ ----------------------------------------
Lori P. Wachs                Vice President and Portfolio              11 Years                 Ms. Wachs has served in various
2005 Market Street                      Manager                                                 capacities at different times at
Philadelphia, PA 19103                                                                                Delaware Investments

November 8, 1968
--------------------------- -------------------------------- ------------------------------ ----------------------------------------

     The following  table shows each Trustee's  ownership of shares of the Trust and of all Delaware Investments funds as of December 31, 2005.

----------------------- ----------------------- -----------------------------------------
                                                    Aggregate Dollar Range of Equity
                              Dollar Range       Securities in All Registered Investment
                        of Equity Securities in Companies Overseen by Trustee in Family
Name                            the Trust               of Investment Companies
----------------------- ----------------------- -----------------------------------------
Jude T. Driscoll                   $[ ]                           $[ ]
----------------------- ----------------------- -----------------------------------------
Thomas L. Bennett(1)               $[ ]                           $[ ]
----------------------- ----------------------- -----------------------------------------
John A. Fry                        $[ ]                           $[ ]
----------------------------------------------------------------------------------------
Anthony D. Knerr                   $[ ]                           $[ ]
----------------------- ----------------------- -----------------------------------------
Lucinda S. Landreth(1)             $[ ]                           $[ ]
----------------------------------------------------------------------------------------
Ann R. Leven                       $[ ]                           $[ ]
----------------------- ----------------------- -----------------------------------------
Thomas F. Madison                  $[ ]                           $[ ]
----------------------- ----------------------- -----------------------------------------
Janet L. Yeomans                   $[ ]                           $[ ]
----------------------- ----------------------- -----------------------------------------
J. Richard Zecher(1)               $[ ]                           $[ ]
----------------------- ----------------------- -----------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Trust.  Mr. Fry held no shares of the Trust  outside of the Plan as of December 31, 2005.

     The following is a compensation table listing, for each Trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation  received from all Delaware  Investments funds for the fiscal year ended December 31, 2004, and an estimate of annual  benefits to be received
upon   retirement   under  the   Delaware   Investments   Retirement   Plan  for
Directors/Trustees as of December 31, 2004. Only the independent Trustees of the
Trust receive compensation from the Trust.

------------------- --------------------- ------------------------ ----------------------- -------------------------
                                                                                           Total Compensation from
                          Aggregate         Pension or Retirement      Estimated Annual     the Investment
                     Compensation from      Benefits Accrued as        Benefits Upon        Companies in Delaware
Name                 Delaware VIP Trust    Part of Fund Expenses       Retirement(1)            Investments(2)
------------------- --------------------- ------------------------ ----------------------- -------------------------
Thomas L. Bennett           $[ ]                   $[ ]                     $[ ]                     $[ ]
------------------- --------------------- ------------------------ ----------------------- -------------------------
John A. Fry(3)              $[ ]                   $[ ]                     $[ ]                     $[ ]
------------------- --------------------- ------------------------ ----------------------- -------------------------
Anthony D. Knerr            $[ ]                   $[ ]                     $[ ]                     $[ ]
------------------- --------------------- ------------------------ ----------------------- -------------------------
Lucinda S. Landreth         $[ ]                   $[ ]                     $[ ]                     $[ ]
---------------------------------------- ------------------------ ----------------------- -------------------------
Ann R. Leven                $[ ]                   $[ ]                     $[ ]                     $[ ]
------------------- --------------------- ------------------------ ----------------------- -------------------------
Thomas F. Madison           $[ ]                   $[ ]                     $[ ]                     $[ ]
------------------- --------------------- ------------------------ ----------------------- -------------------------
Janet L. Yeomans            $[ ]                   $[ ]                     $[ ]                     $[ ]
------------------- --------------------- ------------------------ ----------------------- -------------------------
J. Richard Zecher           $[ ]                   $[ ]                     $[ ]                     $[ ]
------------------- --------------------- ------------------------ ----------------------- -------------------------

(1)  Under the terms of the Delaware  Investments  Retirement Plan for Trustees,
     each  disinterested  Trustee who, at the time of his or her retirement from the Board,  has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the  Delaware  Investments  family for which he or she serves as
     Trustee  for a period  equal to the lesser of the number of years that such person  served as a Trustee or the  remainder of such  person's  life.  The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees of each investment  company at the time of such person's retirement.  If an eligible Trustee retired as of
     December 31, 2005, he or she would be entitled to annual payments  totaling the amounts  noted  above,  in the  aggregate,  from all of the  investment companies in the Delaware  Investments family for which he or she serves as a trustee or director,  based on the number of investment  companies in the
     Delaware Investments family as of that date.

(2)  Each independent  Trustee currently receives a total annual retainer fee of
     $70,000  for  serving  as a  Trustee  for all 24  investment  companies  in
     Delaware  Investments,  plus $5,000 for each Board  Meeting  attended.  The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting.  Members of the  nominating  committee  receive additional  compensation  of $1,700  for each  meeting.  In  addition,  the chairpersons of the audit and nominating  committees each receive an annual retainer of $10,000 and $1,500,  respectively.  The Coordinating Trustee of the Delaware Investments funds receives an additional retainer of $25,000.

(3)  In addition to this compensation, for the 12-month period ended on December
     31, 2005,  Mr. Fry received $[ ] in  professional  fees from Voyageur Funds for  services  provided  to the Fund's  Board.  Mr.  Babich and Mr.  Durham retired from the Board of Trustees on March 15, 2005.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies  and  practices,  and internal  controls  for the Delaware  Investments funds. It also oversees the quality and objectivity of the Delaware  Investments funds'  financial  statements and the independent  audit thereof,  and acts as a liaison between the Delaware  Investments funds'  Independent  Registered Public
Accounting  Firm and the full  Board of  Trustees.  Three  independent  trustees comprise the committee. The Audit Committee held [ ] meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The committee also monitors the performance of counsel for independent trustees.  Three  independent  trustees and one interested  trustee serve on the committee.  The Nominating  Committee held [ ] meetings  during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the  Board,  its  committees  and its  activities.  The  Independent  Trustee
Committee of the Fund  currently  consists of the  following  eight  independent
Trustees/Directors: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S.
Landreth, Ann R. Leven, Thomas F. Madison, Jan L. Yeomans and J. Richard Zecher.
The  Independent  Trustee  Committee  held [ ] meetings  during the Trust's last fiscal year.

     As a group, the officers and Trustees owned less than 1% of the outstanding shares of each class of each Series.

GENERAL INFORMATION

The Transfer Agent, an affiliate of the Manager, acts as shareholder  servicing, dividend  disbursing and transfer agent for each Series and for the other mutual funds in the Delaware  Investments Family of Funds. The Transfer Agent is paid a fee by each Series for  providing  these  services  consisting  of an annual per account  charge for (i) each open and closed  account on the their  records  and each  account  held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis ("Shareholder Accounts");  and (ii) each account on a retirement  processing system  ("Retirement  Accounts").  These charges are as follows:

Shareholder Accounts          $21.25 Per Annum
Retirement Accounts           $30.00 Per Annum

These charges are assessed  monthly on a pro rata basis and  determined by using the number of  Shareholder  and  Retirement  Accounts  maintained as of the last calendar day of each month.  Compensation is fixed each year and approved by the
Board of Trustees, including a majority of the disinterested trustees.

The Transfer  Agent also  provides  accounting  services to each  Series.  Those services  include  performing all functions  related to calculating each Series'
net asset value and  providing  all  financial  reporting  services,  regulatory compliance testing and other related accounting services.  For its services, the
Transfer  Agent is paid a fee based on total assets of all funds in the Delaware
Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025%  multiplied  by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex  assets are $10 billion or less,  and 0.020% of assets if such aggregate complex  assets exceed $10 billion.  The fees are charged to each Series and the other mutual funds in the Delaware  Investments Family of Funds, on an aggregate pro rata basis.  The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

     The  Trust,  which was  organized  as a  Maryland  corporation  in 1987 and reorganized  as a Delaware  business  trust on December 15, 1999, is an open-end registered management  investment company.  Effective as of May 1, 2002 the name of Delaware Group Premium Fund was changed to Delaware VIP Trust. Also effective as of May 1,  2002,  the name of each  Series  has also been  changed to reflect
Delaware VIP. For example,  "Balanced  Series" has become "Delaware VIP Balanced
Series'.  With the  exception  of Delaware VIP  Emerging  Markets,  Delaware VIP
Global Bond and Delaware VIP REIT Series,  each Series operates as a diversified fund as defined by the 1940 Act.  Delaware  VIP Emerging  Markets,  Delaware VIP
Global Bond and  Delaware  VIP REIT Series  operate as  nondiversified  funds as defined by the 1940 Act.

     The Board of Trustees is responsible for overseeing the performance of each
Series' investment advisor and determining  whether to approve and/or renew each
Series' investment  management  agreements.  When the Board considers whether to renew an investment  management  agreement,  it considers  various  factors that include:

o    The nature,  extent and quality of the services  provided by the investment advisor

o    The  investment  performance of the fund's assets managed by the investment advisor

o    The fair market value of the services provided by the investment advisor

o    Comparative  analysis  of expense  ratios of,  and  advisory  fees paid by, similar funds

o    The extent to which the  investment  advisor has  realized or will  realize economies of scale as the fund grows

o    Other benefits  accruing to the investment  advisor or its affiliates  from its relationship with the fund

     The investment  advisor's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen

     Delaware  Management is the investment  manager of each Series of the Trust other than  Delaware  VIP  International  Value Equity and Delaware VIP Emerging
Markets Series.  Mondrian is the sub-advisor of Delaware VIP International Value
Equity and Delaware VIP  Emerging  Markets  Series.  Delaware  Management,  also manages the other funds in the Delaware Investments family.  Although investment decisions for each Series are made  independently  from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series.

     The  Trust,  the  Manager,  the  Distributor,  the  Financial  Intermediary
Distributor  and the  Sub-Advisor,  in compliance  with SEC Rule 17j-1 under the
1940  Act,  have  adopted  Codes of  Ethics  which  govern  personal  securities transactions.  Under  the  Codes of  Ethics,  persons  subject  to the Codes are permitted to engage in personal securities  transactions,  including  securities that may be purchased  or held by the Series,  subject to the  requirements  set forth in Rule 17j-1 and certain  other  procedures  set forth in the  applicable
Code of Ethics. The Codes of Ethics for the Trust, the Manager, the Distributor,
the Financial  Intermediary  Distributor  and the Sub-advisor are on public file with, and are available from, the SEC.

     The  Distributor  acts as  national  distributor  for the Trust and for the other mutual funds in the Delaware  Investments  family.  The Distributor offers
Trust shares on a continuous basis.

     The JPMorgan Chase Bank, located at Chase Metrotech Center,  Brooklyn,  New
York 11245, serves as the custodian of each Series' assets.

     The  Transfer  Agent,  an  affiliate  of  Delaware   Management,   acts  as
shareholder servicing,  dividend disbursing and transfer agent for the Trust and for the other  mutual  funds in the Delaware  Investments  family.  The Transfer
Agent is paid an annual  fee equal to 0.01% of the  average  daily net assets of each  Series.  Compensation  is  approved  each year by the  Board of  Trustees, including a majority of the  disinterested  Trustees.  The  Transfer  Agent also provides  accounting  services to the Series.  Those services include performing all functions  related to calculating each Series' net asset value and providing all  financial  reporting  services,  regulatory  compliance  testing  and other related accounting services.  For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware  Investments family for which it provides such accounting services.  Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting  services,  where such  aggregate  complex  assets are $10 billion or less, and 0.020% of assets if such aggregate  complex assets exceed $10 billion.
The fees are  charged  to each  fund,  including  the  Series,  on an  aggregate pro-rata basis.  The asset-based fee payable to the Transfer Agent is subject to a  minimum  fee  calculated  by  determining  the  total  number  of  investment portfolios and associated classes.

     Delaware Management and its affiliates own the name "Delaware Group." Under certain  circumstances,  including  the  termination  of  the  Trust's  advisory relationship with Delaware Management or its distribution  relationship with the
Distributor,  Delaware  Management and its  affiliates  could cause the Trust to delete the words "Delaware Group" from the Trust's name.

     Each  Series  also  reserves  the right to refuse the  purchase  side of an exchange  request  by any  person  or group  if,  in  Delaware  Management's  or
Mondrian's  judgment,  the  Series  would be  unable to  invest  effectively  in accordance  with its  investment  objective  and  policies,  or would  otherwise potentially  be adversely  affected.  Purchase  exchanges  may be  restricted or refused  if a Series  receives  or  anticipates  simultaneous  orders  affecting significant portions of the Series' assets.

     The initial public  offering date for the Delaware VIP Value,  Delaware VIP
High  Yield,  Delaware  VIP  Capital  Reserves,  Delaware  VIP Cash  Reserve and
Delaware VIP Balanced Series was July 28, 1988. The initial public offering date for  Delaware  VIP Growth  Opportunities  Series was July 2, 1991.  Delaware VIP
International  Value Equity  Series  commenced  operations  on October 29, 1992.
Delaware VIP Small Cap Value and Delaware VIP Trend Series commenced  operations on December 27, 1993. The initial  public  offering date for Delaware VIP Global
Bond Series was May 1, 1996 and for Delaware VIP Emerging Markets Series was May
1, 1997. Delaware VIP REIT Series commenced  operations on May 4, 1998. Delaware
VIP Select Growth Series commenced  operations on May 3, 1999. Delaware VIP U.S.
Growth Series commenced operations on November 15, 1999.

     The  Delaware  VIP Devon  Series  merged into  Delaware VIP Value Series on
April 25, 2003.  Delaware VIP Diversified Income Series commenced  operations on
May 19, 2003.

Capitalization
     Each Series offers two classes of shares, Standard Class and Service Class.
Additional classes of shares may be offered in the future.

     The  Trust  has  at  present  unlimited  authorized  number  of  shares  of beneficial  interest  with no par value  allocated  to each Class.  Although all shares have equal voting  rights on matters  affecting  the entire  Trust,  each
Series would vote separately on any matter which affects only that Series,  such as certain  material  changes to investment  advisory  contracts or as otherwise prescribed  by the 1940  Act.  Shares of each  Series  have a  priority  in that
Series'  assets,  and in gains on and income from the  portfolio of that Series.
Each Class of each Series  represents a proportionate  interest in the assets of that  Series,  and each has the same  voting and other  rights and  preferences, except the Standard  Class of a Series may not vote on any matter  affecting the
Plan under Rule 12b-1 that applies to the Service  Class of that Series.  Shares have no preemptive  rights,  are fully  transferable and, when issued, are fully paid and nonassessable.  All shares participate  equally in dividends,  and upon liquidation would share equally.

Noncumulative Voting
     Series shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust  voting for the election of Trustees can elect all the  Trustees if they  choose to do so,  and,  in such event,  the holders of the remaining shares will not be able to elect any Trustees.

Record Holders
     As of March 31, 2006, management believes the following accounts held 5% of record or more of the outstanding shares of each Series of the Trust. Management has no knowledge of beneficial ownership of the Trust's shares.

-------------------------------- --------------------------------------------- ----------------- -------------
Series                           Name and Address of Account                       Share Amount    Percentage
-------------------------------- -----------------------------------------------------------------------------
Delaware VIP Balanced Series
(Standard Class)                                       [To be updated in 485(b) filing]
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Capital Reserves
Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Cash Reserve
Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
------------------------------- --------------------------------------------- ----------------- --------------
Delaware VIP Diversified
Income Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Emerging Markets
Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Global Bond Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Growth
Opportunities Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP High Yield Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP International
Value Equity Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Value Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP REIT Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Select Growth
Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Small Cap Value
Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP Trend Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------
(Service Class)
-------------------------------- --------------------------------------------- ----------------- -------------
Delaware VIP U.S. Growth Series
(Standard Class)
-------------------------------- --------------------------------------------- ----------------- -------------

     This  Part B does  not  include  all of the  information  contained  in the
Registration  Statement which is on file with the SEC. Shareholders may obtain a copy of the Registration Statement by contacting the SEC in Washington, DC.

FINANCIAL STATEMENTS

[ ], [ ], serves as the Independent  Registered  Public  Accounting Firm for the
Trust and, in its capacity as such,  audits the annual  financial  statements of the  Series.  Each  Series'  Statement  of Net Assets,  Statement  of Assets and
Liabilities (as  applicable),  Statement of Operations,  Statement of Changes in
Net Assets,  Financial Highlights and Notes to Financial Statements,  as well as the report of [ ], for the fiscal year ended  December  31, 2005 are included in each  Series'  Annual  Report to  shareholders.  The  financial  statements  and financial  highlights,  the notes relating  thereto and the reports of [ ]listed above are [ ] from the Annual Reports into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
     Excerpts from S&P's  description  of its bond ratings:  AAA--highest  grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

     Excerpts from Moody's  description  of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards;  A--possess favorable attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance  of other terms of the contract  over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest;  Ca--represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked  shortcomings;  C--the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

Commercial Paper
     Excerpts  from  S&P's  description  of its  two  highest  commercial  paper ratings:  A-1--degree of safety  regarding  timely payment is strong; a plus (+)
sign denotes extremely strong safety  characteristics;  A-2--capacity for timely payment is  satisfactory;  the  relative  degree of safety is not as high as for issuers designated A-1.

     Excerpts  from  Moody's  description  of its two highest  commercial  paper ratings: P-1--superior quality; P-2--strong quality.

     Excerpts  from  Fitch,  Inc.'s  description  of its highest  ratings:  F-1+
--Exceptionally  strong quality;  F-1 --Very strong  quality;  F-2 --Good credit quality.

APPENDIX B-PORTFOLIO MANAGERS

I. Portfolio Managers - Delaware Management Company

     A.   Except as noted, the following chart lists certain  information  about types of other  accounts for which the portfolio  manager is primarily responsible as of December 31, 2005.

                                                                                                              Total Assets in
                                                                                 No. of Accounts with          Accounts with
                                     No. of                                     Performance-Based Fees          Performance-
                                     Accounts         Total Assets Managed                                       Based Fees

Damon J. Andres
    Registered Investment Companies        7             $2.035 billion                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         6             $109.6 million                    0                         $0

Marshall T. Bassett
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

Christopher S. Beck
    Registered Investment Companies        4              $1.9 billion                     0                         $0
    Other Pooled Investment                1              $3.2 million                     0                         $0
    Vehicles(2)
    Other Accounts(3)                      2             $299.8 million                    0                         $0

Christopher J. Bonavico
    Registered Investment Companies        2              $119 million                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         4               $8 million                      0                         $0

Ryan K. Brist
    Registered Investment Companies        6             $2.364 billion                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        32             $3.709 billion                    1                   $397.8 million

Kenneth F. Broad
    Registered Investment Companies        0                   $0                          0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         3              $5.5 million                     0                         $0

Steven G. Catricks
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

Stephen R. Cianci
    Registered Investment Companies        8             $1.759 billion                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts*                       34             $1.098 billion                    0                         $0

Christopher M. Ericksen
    Registered Investment Companies        2             $119.0 million                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         1              $2.5 million                     0                         $0

Patrick G. Fortier
    Registered Investment Companies        0                   $0                          0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         2              $3.0 million                     0                         $0

Barry S. Gladstein
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

Paul Grillo
    Registered Investment Companies        8             $1.759 billion                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                        34             $1.098 billion                    0                         $0

Christopher M. Holland
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

Michael E. Hughes
    Registered Investment Companies        4              $1.9 billion                     0                         $0
    Other Pooled Investment                1              $3.2 million                     0                         $0
    Vehicles(2)
    Other Accounts(3)                      2             $299.8 million                    0                         $0

Jordan L. Irving
    Registered Investment                  5              $2.4 billion                     0                         $0
    Companies(4)
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts(5)                      6              $820 million                     0                         $0

Steven T. Lampe
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

Anthony A. Lombardi
    Registered Investment                  5              $2.4 billion                     0                         $0
    Companies(4)
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts(5)                      5              $820 million                     0                         $0

Kent Madden
    Registered Investment Companies        4              $1.9 billion                     0                         $0
    Other Pooled Investment                1              $3.2 million                     0                         $0
    Vehicles(2)
    Other Accounts(3)                      2             $299.8 million                    0                         $0

D. Tysen Nutt, Jr.
    Registered Investment                  5              $2.4 billion                     0                         $0
    Companies(4)
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts(5)                      6              $820 million                     0                         $0

Philip R. Perkins
    Registered Investment Companies        5             $789.5 million                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         0                   $0                          0                         $0

Daniel J. Prislin
    Registered Investment Companies        2              $119 million                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         3              $5.5 million                     0                         $0

Timothy L. Rabe
    Registered Investment Companies        4             $654.6 million                    0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         3             $204.8 million                    0                         $0

Matthew Todorow
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

Rudy D. Torrijos III
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

Jeffrey S. Van Harte
    Registered Investment Companies        2              $119 million                     0                         $0
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts                         3              $5.5 million                     0                         $0

Robert A. Vogel, Jr.
    Registered Investment                  5              $2.4 billion                     0                         $0
    Companies(4)
    Other Pooled Investment                0                   $0                          0                         $0
    Vehicles
    Other Accounts(5)                      5              $820 million                     0                         $0

Lori P. Wachs
    Registered Investment Companies       25              $4.4 billion                     0                         $0
    Other Pooled Investment                1                  3.5                          0                         $0
    Vehicles(2)
    Other Accounts(1)                     18              $2.1 billion                     1                   $87.7 million

*    These  accounts  include  wrap  accounts,  representing  a total  of  1,785 underlying accounts.

(1)  These  accounts  include  wrap  accounts,  representing  a total  of  2,058 underlying accounts.

(2)  529 plans.

(3)  These  accounts  include  wrap  accounts,   representing  a  total  of  392
     underlying accounts.

(4)  Totals  include  assets  under  management  as of December 31, 2005 for the
     Delaware VIP Balanced Series,  the Delaware  Balanced Fund and the Delaware
     Large Cap Value Fund. The portfolio  managers  began managing  Delaware VIP
     Balanced  Series and the  Delaware  Balanced  Fund in  February  2005.  The
     portfolio  managers  began  managing the  Delaware  Large Cap Value Fund in
     March 2005.

(5)  These  accounts  include  wrap  accounts,  representing  a total  of  1,907 underlying accounts.

     Conflicts of Interest

     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to these  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the investment would be suitable may not be able to participate.  Delaware has adopted procedures  designed to allocate  investments fairly across multiple accounts.

     Some   of  the   accounts   managed   by  the   portfolio   managers   have
performance-based   fees.  This  compensation  structure  presents  a  potential conflict of  interest.  The  portfolio  manager has an  incentive to manage this account so as to enhance its  performance,  to the  possible  detriment of other accounts for which the investment  manager does not receive a  performance-based fee.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest.  While the investment manager's code of ethics is designed to address these  potential  conflicts,  there is no guarantee  that it will do so.

B.   Compensation Structure

     Each portfolio's manager's compensation consists of the following:

     BASE SALARY - Each named  portfolio  manager  receives a fixed base salary.
     Salaries are  determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

          In  addition,  each Focus  Growth  team  member is entitled to certain payments in the nature of reimbursement payable in three installments.

     BONUS
     Growth Team - Each named portfolio manager is eligible to receive an annual bonus.  The amount  available in the bonus pool is based on the  management
     team's  assets  under  management  minus  any  direct  expenses   (expenses
     associated with product and investment  management team). Certain portfolio managers may receive a guaranteed  quarterly  payment of a portion of their bonus.  The  distribution  of the bonus pool to individual  team members is determined within the discretion of Delaware.

     Focus Growth Team - Each named portfolio  manager is eligible to receive an annual  cash  bonus,  which  is based  upon  quantitative  and  qualitative factors. Generally of the total potential cash compensation for a portfolio manager,  50% or more is in the form of a bonus and is  therefore  at risk.
     The total amount  available for payment of bonuses is based on the revenues associated  with the products  managed by the Focus Growth Team. The amount of this "bonus pool" is determined by taking a pre-determined percentage of such revenues (minus appropriate  expenses associated with this product and the investment management team).

          Various  members of the team have the ability to earn a percentage  of the bonus pool with the most senior  contributors having the largest share.
     The pool is  allotted  based on  subjective  factors  (50%)  and  objective factors  (50%).  The  subjective  portion of the pool is  allocated to team members  within the  discretion  of senior  management.  There is a minimum guaranteed fixed payout amount associated with this portion of the pool for the years ending December 31, 2005 and December 31, 2006.

          The  allocation  of the  remaining  50%  of the  pool  is  based  upon objective  factors.  Performance  is  measured  as a result  of the  team's standing  relative  to  a  large  cap  growth  composite  of  a  nationally recognized publicly available database, for five successive calendar years.
     Performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile. An average is taken of the five year relative  performance  data to determine the multiplier to be applied in  calculating  the  portion of the pool that will be paid out. To the extent there was less than a complete payout of the "objective" portion of the bonus pool over the previous five years,  there is an opportunity to recoup  these  amounts  if the  multiplier  is in  excess  of 100%,  in the discretion of senior management.

          Individual  allocations  of the  bonus  pool are  based on  individual performance  measurements,  both objective and subjective, as determined by senior management.

          In addition, there is a potential one-time value creation payment that may be  allocated  on or about  December  31,  2009 to the extent the value added by the team  exceeds  the  relative  value of their  holdings  in the
     Delaware  Investments U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation  arrangement.  The value creation  payment,  if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

     Other  Equity  Teams  - The  bonus  pool  is  determined  by  the  revenues associated with the products a portfolio manager manages.  Delaware keeps a percentage of the revenues and the remaining  percentage of revenues (minus appropriate direct expenses associated with this product and the investment management team) create the "bonus pool" for a product.  Various members of the team have the ability to earn a  percentage  of the bonus pool with the most senior  contributors  having the largest  share.  The pool is allotted based on subjective  factors (50%) and objective factors (50%). The primary objective  factor is the  performance of the funds managed  relative to the performance of the appropriate Lipper peer groups.  Performance is measured as the result of one's standing in the Lipper peer groups on a one-year and three-year basis. Three-year performance is weighted more heavily and there is no objective award for a fund that falls below the 50th percentile for a given time period.  There is a sliding scale for  performance  achievements above the 50th percentile.

          For the analysts  identified as having  responsibility  for day-to-day management of Delaware VIP Small Cap Value Series,  50% of their  objective bonus is determined as described  immediately  above.  The remaining 50% is determined for each relevant Russell index over a one-year period.

     Fixed  Income  Teams - Each  portfolio  manager is  eligible  to receive an annual cash bonus, which is based on quantitative and qualitative  factors.
     The  amount  of  the  pool  for  bonus  payments  is  first  determined  by mathematical equation based on assets, management fees and direct expenses, including fund waiver expenses, for registered investment companies, pooled vehicles,  and managed separate  accounts.  Generally,  80% of the bonus is quantitatively  determined.  For  investment  companies,  each  manager  is compensated  according the Fund's Lipper peer group percentile ranking on a one-year and three-year  basis. For managed separate accounts the portfolio managers are compensated  according to the composite  percentile ranking in consultant  databases.  There is no  objective  award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for  investment  companies that are ranked above the 50th  percentile.  The managed separate  accounts are compared to Callan and other databases.  The remaining  20%  portion  of the bonus is  discretionary  as  determined  by
     Delaware Investments and takes into account subjective factors.

     DEFERRED  COMPENSATION  - Each  named  portfolio  manager  is  eligible  to
     participate  in  the  Lincoln  National   Corporation   Executive  Deferred
     Compensation Plan, which is available to all employees whose income exceeds a  designated  threshold.  The Plan is a  non-qualified  unfunded  deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     STOCK OPTION INCENTIVE  PLAN/EQUITY  COMPENSATION PLAN - Portfolio managers may be awarded  options to purchase  common shares of Delaware  Investments
     U.S., Inc. pursuant to the terms the Delaware  Investments U.S., Inc. Stock
     Option Plan (non-statutory or "non-qualified"  stock options). In addition, certain  managers may be awarded  restricted  stock units,  or "performance shares", in Lincoln National Corporation.  Delaware Investments U.S., Inc.,
     is an indirect,  wholly-owned  subsidiary of Delaware Management  Holdings,
     Inc.  Delaware  Management  Holdings,  Inc.,  is in  turn  a  wholly-owned, indirect subsidiary of Lincoln National Corporation.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
     2001 in order to provide certain Delaware investment  personnel with a more direct  means of  participating  in the growth of the  investment  manager.
     Under the terms of the plan, stock options typically vest in 25% increments on a four-year  schedule and expire ten years after  issuance.  Options are awarded from time to time by the investment manager in its full discretion.
     Option awards may be based in part on  seniority.  The fair market value of the  shares is  normally  determined  as of each June 30 and  December  31.
     Shares issued upon the exercise of such options must be held for six months and one day,  after  which  time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

          There  is a  contractual  minimum  number  of  options  available  for distribution to Focus Growth Team members for the years 2005-2009.

          Portfolio managers who do not participate in the Delaware  Investments
     U.S.,  Inc.  Stock  Option Plan are  eligible to  participate  in Lincoln's
     Long-Term  Incentive  Plan,  which  is  designed  to  provide  a  long-term incentive  to officers of Lincoln.  Under the plan,  a specified  number of
     performance   shares  are  allocated  to  each  unit  and  are  awarded  to participants  in the  discretion  of  their  managers  in  accordance  with recommended  targets  related to the number of employees in a unit that may receive an award and the number of shares to be  awarded.  The  performance shares  have a three year  vesting  schedule  and,  at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on
     Lincoln's   achievement  of  certain   performance   goals  relative  to  a
     pre-determined peer group.

     OTHER  COMPENSATION  - Portfolio  managers may also  participate in benefit plans and programs available generally to all employees.

C.   Ownership of Securities

          As of December 31, 2005,  none of the portfolio  managers owned shares of the VIP Series they manage.

II.  Portfolio Managers - Mondrian Investment Partners Limited

     The following information was provided by Mondrian,  the sub-advisor to the
     Series.

     A.   Other Accounts Managed.

                                                                                                              Total Assets in
                                                                                 No. of Accounts with          Accounts with
                                     No. of                                     Performance-Based Fees          Performance-
                                     Accounts         Total Assets Managed                                       Based Fees

Clive Gillmore
    Registered Investment                 12             $4,570,000,000                    0                          $0
    Companies
    Other Pooled Investment               0                    $0                          0                          $0
    Vehicles
    Other Accounts                        14             $1,504,000,000                    0                          $0

Robert Akester
    Registered Investment                 4              $1,229,000,000                    0                          $0
    Companies
    Other Pooled Investment               0                    $0                          0                          $0
    Vehicles
    Other Accounts                        5               $614,000,000                     0                          $0

Emma Lewis
    Registered Investment                 5              $2,038,000,000                    0                          $0
    Companies
    Other Pooled Investment               1               $40,000,000                      0                          $0
    Vehicles
    Other Accounts                        4               $511,000,000                     0                          $0

Nigel May
    Registered Investment                 6              $2,597,000,000                    0                          $0
    Companies
    Other Pooled Investment               0                    $0                          0                          $0
    Vehicles
    Other Accounts                        18             $5,825,000,000                    1                     $331,000,000

          Conflicts of Interest

          Mondrian has no material conflicts of interest to report.

     B.   Compensation.

          Mondrian has the following  programs in place to retain key investment staff:

          1.   Competitive Salary - All investment professionals are remunerated with a competitive base salary.

          2.   Profit  Sharing  Bonus  Pool  -  All  Mondrian  staff,  including portfolio managers and senior officers, qualify for participation in an annual  profit  sharing pool  determined  by the  company's profitability (approximately 30% of profits).

          3.   Equity Ownership - Mondrian is majority  management owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.

               All  portfolio  managers  are  members  of the  Mondrian  defined contribution  pension  scheme where  Mondrian  pays a regular  monthly contribution and the member may pay additional voluntary contributions
          if  they  wish.   The  Scheme  is  governed   by  Trustees   who  have
          responsibility for the trust fund and payments of benefits to members.
          In addition,  the Scheme  provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

               Incentives  (Bonus and Equity Programs) focus on the key areas of research  quality,  long-term and  short-term  performance,  teamwork, client service and marketing.  As an individual's ability to influence these  factors  depends on that  individual's  position and  seniority within the firm, so the allocation of  participation in these programs will reflect this.

               At Mondrian,  the investment  management of particular portfolios is not "star  manager"  based but uses a team system.  This means that
          Mondrian's  investment  professionals are primarily  assessed on their contribution  to  the  team's  effort  and  results,  though  with  an important  element of their assessment being focused on the quality of their individual research contribution.

          Compensation Committee

               In  determining   the  amount  of  bonuses  and  equity  awarded,
          Mondrian's Board of Directors consults with the company's Compensation
          Committee,  who will make recommendations based on a number of factors including investment  research,  organization  management,  team work, client servicing and marketing.

          Defined Contribution Pension Scheme

               All  portfolio  managers  are  members  of the  Mondrian  defined contribution  pension  scheme where  Mondrian  pays a regular  monthly contribution and the member may pay additional voluntary contributions
          if  they  wish.   The  Scheme  is  governed   by  Trustees   who  have
          responsibility for the trust fund and payments of benefits to members.
          In addition,  the Scheme  provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

     C.   Ownership of Securities.

               [As of December 31, 2005,  none of the portfolio  managers  owned shares of the Series they manage.]

                                     PART C

                                Other Information

Item 23.       Exhibits. The following exhibits are incorporated by reference to the  Registrant's  previously  filed documents  indicated  below, except as noted:

(a)  Agreement and Declaration of Trust.

     (1)  Executed  Amended and  Restated  Agreement  and  Declaration  of Trust
          (August  22,  2002)  incorporated  into this  filing by  reference  to
          Post-Effective Amendment No. 40 filed May 19, 2003.

     (2)  Executed  Certificate of Trust (December 17, 1998)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 29 filed
          December 14, 1999.

          (i)  Executed  Amendment No. 1 to  Certificate  of Trust  incorporated into this filing by reference to Post-Effective  Amendment No. 36 filed April 30, 2002.

(b)  By-Laws.  Amended and  Restated  By-Laws  incorporated  into this filing by reference to Post-Effective Amendment No. 37 filed February 26, 2003.

(c)  Instruments Defining the Rights of Holders.

     (1)  Agreement and  Declaration  of Trust.  Articles III, V, and VI Amended
          and Restated  Agreement  and  Declaration  of Trust  (August 22, 2002)
          incorporated into this filing by reference to Post-Effective Amendment
          No. 37 filed February 26, 2003.

     (2)  By-Laws.  Article II of  Amended  and  Restated  Article II of By-Laws
          incorporated into this filing by reference to Post-Effective Amendment
          No. 37 filed February 26, 2003.

(d)  Investment Management Agreements.

     (1)  Executed Investment  Management  Agreement (December 15, 1999) between
          Delaware  Management Company (a series of Delaware Management Business
          Trust) and the Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

          (i)  Executed  Amendment  No. 1 (August 21,  2000) to Exhibit A of the
               Investment   Management  Agreement  between  Delaware  Management
               Company  and the  Registrant  incorporated  into  this  filing by reference  to  Post-Effective  Amendment  No. 34 filed  April 30,
               2001.

          (ii) Executed  Amendment  No. 2 (May 20,  2003)  to  Exhibit  A of the
               Investment   Management  Agreement  between  Delaware  Management
               Company  and the  Registrant  incorporated  into  this  filing by reference  to  Post-Effective  Amendment  No. 41 filed  April 29,
               2004.

     (2)  Executed Sub-Advisory  Agreement (September 24, 2004) between Delaware
          Management  Company (a series of Delaware  Management  Business Trust)
          and  Mondrian  Investment  Partners  Limited on behalf of Delaware VIP
          International  Value Equity  Series and Delaware VIP Emerging  Markets
          Series  incorporated  into this filing by reference to  Post-Effective
          Amendment No. 43 filed April 29, 2005.

(e)  Underwriting Contracts.

     (1)  Distribution Agreements.

          (i)  Executed Distribution Agreement (April 19, 2001) between Delaware
               Distributors,  L.P. and the  Registrant  on behalf of each Series incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 35 filed February 8, 2002.

          (ii) Executed  Amendment  No.  1 to  Schedule  I  (May  20,  2003)  to
               Distribution  Agreement between Delaware  Distributors,  L.P. and the  Registrant  incorporated  into this filing by  reference  to
               Post-Effective Amendment No. 41 filed April 29, 2004.

     (2)  Executed   Second   Amended  and   Restated   Financial   Intermediary
          Distribution    Agreement   (August   21,   2003)   between   Delaware
          Distributors,  L.P. and Lincoln Financial Distributors, Inc. on behalf of the  Registrant  incorporated  into  this  filing by  reference  to
          Post-Effective Amendment No. 42 filed March 1, 2005.

(f)  Bonus or Profit Sharing Contracts. Not applicable.

(g)  Custodian Agreements.

     (1)  Global  Custody  Agreement  (May 1, 1996) between  JPMorgan Chase Bank
          (formerly The Chase  Manhattan  Bank) and the Registrant  incorporated into this filing by reference to Post-Effective Amendment No. 18 filed
          October 29, 1996.

          (i)  Executed  Amendment  (July 1, 2001) to Global  Custody  Agreement
               between  JPMorgan Chase Bank and the Registrant on behalf of each
               Series   incorporated   into   this   filing  by   reference   to
               Post-Effective Amendment No. 37 filed February 26, 2003.

          (ii) Letter  (December 27, 1996) adding the  High-Yield  Opportunities
               Series to Global Custody  Agreement  between  JPMorgan Chase Bank and the Registrant  incorporated into this filing by reference to
               Post-Effective Amendment No. 36 filed April 30, 2002.

          (iii) Letter (May 1, 1997) adding Convertible Securities Series, Devon
               Series,  Emerging  Markets Series,  Social  Awareness  Series and
               Strategic Income Series to the Global Custody  Agreement  between
               JPMorgan  Chase Bank and the  Registrant  incorporated  into this filing by reference to  Post-Effective  Amendment No. 24 filed on
               April 27, 1998.

          (iv) Letter (April 30, 1998) adding REIT Series to the Global  Custody
               Agreement   between   JPMorgan  Chase  Bank  and  the  Registrant
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 25 filed on February 12, 1999.

          (v)  Letter  (May 1,  1999)  adding  Aggressive  Growth  Series to the
               Global  Custody  Agreement  between  JPMorgan  Chase Bank and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 28 filed on October 15, 1999.

          (vi) Letter (October 15, 1999) adding U.S. Growth Series to the Global
               Custody  Agreement between JPMorgan Chase Bank and the Registrant incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 34 filed April 30, 2001.

          (vii) Letter  (August 21, 2000) adding the  Technology  and Innovation
               Series to the Global  Custody  Agreement  between  JPMorgan Chase
               Bank  and  the  Registrant   incorporated  into  this  filing  by
               reference  to  Post-Effective  Amendment  No. 34 filed  April 30,
               2001.

          (viii) Letter (January 17, 2002) adding the Trend Series to the Global
               Custody  Agreement between JPMorgan Chase Bank and the Registrant incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 35 filed February 8, 2002.

          (ix) Letter (May 5, 2003) adding the Diversified  Income Series to the
               Global  Custody  Agreement  between  JPMorgan  Chase Bank and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 41 filed April 29, 2004.

          (x)  Executed  Amendment  I  to  Schedule  A  of  the  Global  Custody
               Agreement  between  JPMorgan  and  JPMorgan  Chase  Bank  and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 42 filed March 1, 2005.

     (2)  Executed  Securities  Lending  Agreement  (December  22, 1998) between
          JPMorgan  Chase  Bank  (formerly  The  Chase  Manhattan  Bank) and the
          Registrant  incorporated  into this filing by reference to Post-Effect
          Amendment No. 36 filed April 30, 2002.

          (i)  Executed  Amendment  (October  1,  2002)  to  Securities  Lending
               Agreement   between   JPMorgan  Chase  Bank  and  the  Registrant
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 37 filed February 26, 2003.

          (ii) Executed  Amendment  No. 1 (July 17,  2003) to  Schedule A of the
               Securities  Lending Agreement between JPMorgan Chase Bank and the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 42 filed March 1, 2005.

(h)  Other Material Contracts.

     (1)  Executed  Shareholders  Services  Agreement  (April 19, 2001)  between
          Delaware Service Company,  Inc. and the Registrant  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 35 filed
          February 8, 2002.

          (i)  Executed  Amendment  (August 23,  2002) to  Shareholder  Services
               Agreement   incorporated   into  this  filing  by   reference  to
               Post-Effective Amendment No. 42 filed March 1, 2005.

          (ii) Executed  Schedule  A (May  20,  2003)  to  Shareholder  Services
               Agreement   incorporated   into  this  filing  by   reference  to
               Post-Effective Amendment No. 41 filed April 29, 2004.

          (iii) Executed  Schedule  B (May  15,  2003) to  Shareholder  Services
               Agreement   incorporated   into  this  filing  by   reference  to
               Post-Effective Amendment No. 41 filed April 29, 2004.

     (2)  Executed Delaware Group of Funds Fund Accounting Agreement (August 19,
          1996)  (Module)  between  Delaware  Service  Company,   Inc.  and  the
          Registrant   incorporated   into   this   filing   by   reference   to
          Post-Effective Amendment No. 18 filed October 29, 1996.

          (i)  Executed  Amendment  No. 30 (October  31,  2005) to Schedule A of
               Delaware  Investments  Family of Funds Fund Accounting  Agreement
               attached as Exhibit (h)(2)(i).

          (ii) Executed  Schedule  B (May 16,  2002) to the  Delaware  Group of
               Funds Fund Accounting Agreement  incorporated into this filing by reference to  Post-Effective  Amendment No. 37 filed February 26,
               2003.

(i)  Opinion  of  Counsel.  Opinion  and  Consent  of  Counsel  (May  14,  2003)
     incorporated into this filing by reference to Post-Effective  Amendment No.
     40 filed May 19, 2003.

(j)  Other Opinions.  Consent of Independent  Registered  Public Accounting Firm
     (April 2006) to be filed by amendment.

(k)  Omitted Financial Statements. Not applicable.

(l)  Initial Capital Agreements. Not applicable.

(m)  Plan under Rule 12b-1.

     (1)  Plan under Rule 12b-1 (April 19, 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(n)  Rule 18f-3 Plan.

     (1)  Plan under Rule 18f-3 (October 31, 2005) attached as Exhibit (n).

(o)  Reserved. Not applicable.

(p)  Codes of Ethics.

     (1)  Code of Ethics  for  Delaware  Investments  Family of Funds  (December
          2004)  incorporated  into this filing by reference  to  Post-Effective
          Amendment No. 42 filed March 1, 2005.

     (2)  Code of Ethics for  Delaware  Management  Business  Trust and Delaware
          Distributors,  L.P.  (December 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

     (3)  Code of Ethics for Lincoln Financial  Distributors,  Inc. (April 2005)
          attached as Exhibit (p)(3).

     (4)  Code of Ethics for Mondrian  Investment Partners Limited (September 1,
          2005) attached as Exhibit (p)(4).

(q)  Powers of  Attorney.  Powers of Attorney  incorporated  into this filing by reference to Post-Effective Amendment No. 43 filed April 29, 2005.

Item 24.       Indemnification.  Article VI of the Amended and Restated  By-Laws
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 37 filed February 26, 2003.

Item 26.       Business and Other Connections of Investment Advisor.

               Delaware Management Company (the "Manager"), a series of Delaware
               Management  Business Trust,  serves as investment  manager to the
               Registrant  and also serves as investment  manager or sub-advisor to certain of the other funds in the Delaware  Investments  Funds
               (Delaware  Group  Adviser  Funds,  Delaware  Group Cash  Reserve,
               Delaware  Group Equity Funds I,  Delaware  Group Equity Funds II,
               Delaware Group Equity Funds III,  Delaware Group Equity Funds IV,
               Delaware Group Equity Funds V, Delaware Group  Foundation  Funds,
               Delaware  Group   Government   Fund,   Delaware  Group  Global  &
               International Funds,  Delaware Group Income Funds, Delaware Group
               Limited-Term  Government  Funds,  Delaware  Group State  Tax-Free
               Income  Trust,  Delaware  Group  Tax-Free  Fund,  Delaware  Group
               Tax-Free  Money Fund,  Delaware  Pooled Trust,  Voyageur  Insured
               Funds,  Voyageur Intermediate Tax-Free Funds, Voyageur Investment
               Trust,  Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur
               Mutual Funds III, Voyageur Tax-Free Funds,  Delaware  Investments
               Dividend  and Income  Fund,  Inc.,  Delaware  Investments  Global
               Dividend  and Income Fund,  Inc.,  Delaware  Investments  Arizona
               Municipal  Income  Fund,  Inc.,  Delaware   Investments  Colorado
               Insured Municipal Income Fund, Inc., Delaware Investments Florida
               Insured  Municipal Income Fund,  Delaware  Investments  Minnesota
               Municipal  Income  Fund,  Inc.,  Delaware  Investments  Minnesota
               Municipal Income Fund II, Inc. and Delaware Investments Minnesota
               Municipal   Income  Fund  III,   Inc.)  as  well  as  to  certain
               non-affiliated  registered  investment  companies.  In  addition, certain  officers of the Manager  also serve as trustees of other
               Delaware   Investments  Funds,  and  certain  officers  are  also
               officers of these other funds. A company  indirectly owned by the
               Manager's  parent  company acts as principal  underwriter  to the mutual  funds in the  Delaware  Investments  Funds  (see  Item 27 below) and another such company acts as the shareholder services, dividend disbursing,  accounting servicing and transfer agent for all of the Delaware Investments Funds.

               The  following  persons  serving as  directors or officers of the
               Manager  have held the  following  positions  during the past two years.  Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market  Street,
               Philadelphia, PA 19103-7094.

Name and Principal Business    Positions and Offices with    Positions and Offices with
Address                        Manager                       Registrant                         Other Positions and Offices Held

Jude T. Driscoll               President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                               Officer                       Executive Officer                  executive capacities within Delaware
                                                                                                Investments

                                                                                                President/Chief Executive Officer
                                                                                                and Director -
                                                                                                Lincoln National Investments
                                                                                                Companies, Inc.

                                                                                                Director - HYPPCO Finance Company
                                                                                                Ltd.

Ryan K. Brist                  Executive Vice                Executive Vice                     Mr. Brist has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Co-Head - Fixed      Director/Chief Investment          Investments
                               Income                        Officer - Fixed Income
                                                                                                Vice President - Lincoln National
                                                                                                Income Fund, Inc.

John C.E. Campbell             Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                               Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within Delaware
                               Services                      Income                             Investments

                                                                                                President/Chief Executive Officer -
                                                                                                Optimum Fund Trust

Patrick P. Coyne               Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                               Managing Director/Chief       Managing Director/Chief            executive capacities within Delaware
                               Investment Officer - Fixed    Investment Officer - Fixed Income  Investments
                               Income
                                                                                                Managing Director - Fixed Income -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

Philip N. Russo(1)             Executive Vice                None                               Mr. Russo has served in various
                               President/Chief Financial                                        executive capacities within Delaware
                               Officer                                                          Investments

See Yeng Quek                  Executive Vice                Executive Vice                     Mr. Quek has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Chief Investment     Director/Chief Investment          Investments
                               Officer - Fixed Income        Officer - Fixed Income
                                                                                                Director/Trustee - HYPPCO Finance
                                                                                                Company Ltd.

Douglas L. Anderson            Senior Vice                   None                               Mr. Anderson has served in various
                               President/Operations                                             executive capacities within Delaware
                                                                                                Investments

Marshall T. Bassett            Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                               Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                               Emerging Growth               Growth                             Investments

Joseph Baxter                  Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                               of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                               Investments                                                      Investments

Christopher S. Beck            Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
Michael P. Bishof              Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments

                                                                                                Chief Financial Officer - Lincoln
                                                                                                National Convertible Securities
                                                                                                Fund, Inc. and Lincoln National
                                                                                                Income Fund, Inc.

Michael P. Buckley             Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                               President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                               Municipal Research            Analyst                            Investments

Stephen R. Cianci              Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments

Robert F. Collins              Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments

George E. Deming               Senior Vice                   Senior Vice President/Senior       Mr. Deming has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
Timothy G. Connors             Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                               Investment Officer - Value    Investment Officer - Value         executive capacities within Delaware
                               Investing                     Investing                          Investments

                                                                                                Senior Vice President/Chief
                                                                                                Investment Officer - Value Investing
                                                                                                of Lincoln National Investment
                                                                                                Companies, Inc.

John B. Fields                 Senior Vice                   Senior Vice President/Senior       Mr. Fields has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments

Brian Funk                     Senior Vice                   Vice President/Senior High Yield   Mr. Funk has served in various
                               President/Senior Research     Analyst                            executive capacities within Delaware
                               Analyst                                                          Investments

Brent C. Garrels               Senior Vice                   Vice President/High Yield Analyst  Mr. Garrels has served in various
                               President/Senior Research                                        executive capacities within Delaware
                               Analyst                                                          Investments

Paul Grillo                    Senior Vice                   Vice President/Senior Portfolio    Mr. Grillo has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments

Jonathan Hatcher(2)            Senior Vice                   Senior Vice President/Senior       Mr. Hatcher has served in various
                               President/Senior Research     Research Analyst                   executive capacities within Delaware
                               Analyst                                                          Investments

Carolyn McIntyre(3)            Senior Vice President/Human   None                               Ms. McIntyre has served in various
                               Resources                                                        executive capacities within Delaware
                                                                                                Investments

                                                                                                Senior Vice President/Human
                                                                                                Resources - Lincoln National
                                                                                                Investment Companies, Inc.

Francis X. Morris              Senior Vice                   Director, Fundamental              Mr. Morris has served in various
                               President/Director,           Research/Senior Portfolio Manager  executive capacities within Delaware
                               Fundamental Research/Senior                                      Investments
                               Portfolio Manager

Brian L. Murray, Jr.(4)        Senior Vice President/Chief   Chief Compliance Officer           Mr. Murray has served in various
                               Compliance Officer                                               executive capacities within Delaware
                                                                                                Investments

Susan L. Natalini              Senior Vice                   None                               Ms. Natalini has served in various
                               President/Global Marketing                                       executive capacities within Delaware
                               & Client Services                                                Investments

D. Tysen Nutt(5)               Senior Vice President/Head    Senior Vice President/Head of      Mr. Nutt has served in various
                               of Large Cap Value            Large Cap Value                    executive capacities within Delaware
                                                                                                Investments

David P. O'Connor              Senior Vice President/        Senior Vice President/Associate    Mr. O'Connor has served in various
                               General Counsel/Chief Legal   General Counsel/Assistant          executive capacities within Delaware
                               Officer                       Secretary                          Investments

                                                                                                Vice President/Associate General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

John J. O'Connor               Senior Vice                   Senior Vice President/Treasurer    Mr. O'Connor has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments

Philip R. Perkins(6)           Senior Vice                   Senior Vice President/Senior       Mr. Perkins has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments

Timothy L. Rabe                Senior Vice                   Senior Vice President/Senior       Mr. Rabe has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager/Head of High Yield                                       Investments
James L. Shields               Senior Vice President/Chief   None                               Mr. Shields has served in various
                               Information Officer                                              executive capacities within Delaware
                                                                                                Investments

Jeffrey S. Van Harte(7)        Senior Vice President/Chief   Senior Vice President/Chief        Mr. Van Harte has served in various
                               Investment Officer - Focus    Investment Officer - Focus Growth  executive capacities within Delaware
                               Growth                                                           Investments
Gary T. Abrams                 Vice President/Senior         None                               Mr. Abrams has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
Christopher S. Adams           Vice President/Portfolio      Vice President/Portfolio           Mr. Adams has served in various
                               Manager/Senior Equity         Manager/Senior Equity Analyst      executive capacities within Delaware
                               Analyst                                                          Investments
Renee E. Anderson              Vice President/Senior         Vice President/Senior Equity       Mr. Anderson has served in various
                               Equity Analyst II             Analyst II                         executive capacities within Delaware
                                                                                                Investments

Damon J. Andres                Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Andres has served in various
                               Income Portfolio Manager I    Income Portfolio Manager           executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President - Lincoln National
                                                                                                Convertible Securities Fund, Inc.

Richard E. Biester             Vice President/Equity Trader  None                               Mr. Biester has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments

Christopher J. Bonavico(8)     Vice President/Senior         Vice President/Senior Portfolio    Mr. Bonavico has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Vincent A. Brancaccio          Vice President/Senior         None                               Mr. Brancaccio has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments

Edward J. Brennan              Vice President/Private        Assistant Vice President/Fixed     Mr. Brennan has served in various
                               Placement Analyst             Income Structural Analyst II       executive capacities within Delaware
                                                                                                Investments
Kenneth F. Broad(9)            Vice President/Senior         Vice President/Senior Portfolio    Mr. Broad has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Mary Ellen M. Carrozza         Vice President/Client         Vice President/Client Services     Ms. Carrozza has served in various
                               Services                                                         executive capacities within Delaware
                                                                                                Investments
Stephen G. Catricks            Vice President/Equity         Vice President/Equity Analyst II   Mr. Catricks has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments

David F. Connor                Vice President/Deputy         Vice President/Deputy General      Mr. Connor has served in various
                               General Counsel/Secretary     Counsel/Assistant Secretary        executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Deputy General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

                                                                                                Secretary - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
                                                                                                and Lincoln National Income Fund,
                                                                                                Inc.

Stephen J. Czepiel             Vice President/Senior Fixed   None                               Mr. Czepiel has served in various
                               Income Trader                                                    executive capacities within Delaware
                                                                                                Investments

Joseph F. DeMichele            Vice President/High Grade     None                               Mr. DeMichele has served in various
                               Trading                                                          executive capacities within Delaware
                                                                                                Investments

Christopher M. Ericksen(10)    Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Ericksen has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments

Joel A. Ettinger               Vice President/Taxation       Vice President/Taxation            Mr. Ettinger has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Taxation - Lincoln
                                                                                                National Investment Companies, Inc.

Phoebe W. Figland              Vice President/Investment     Vice President/Investment          Ms. Figland has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments

Joseph Fiorilla                Vice President/Trading        None                               Mr. Fiorilla has served in various
                               Operations                                                       executive capacities within Delaware
                                                                                                Investments

Charles E. Fish                Vice President/Senior         None                               Mr. Fish has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments

Clifford M. Fisher(11)         Vice President/Senior Bond    None                               Mr. Fisher has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments

Patrick G. Fortier(12)         Vice President/Senior         Vice President/Senior Portfolio    Mr. Fortier has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Denise A. Franchetti           Vice President/Portfolio      Vice President/Portfolio           Ms. Franchetti has served in various
                               Manager/Municipal Bond        Manager/Municipal Bond Credit      executive capacities within Delaware
                               Credit Analyst                Analyst                            Investments

James A. Furgele               Vice President/Investment     Vice President/Investment          Mr. Furgele has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments

Daniel V. Geatens              Vice President/Investment     Vice President/Investment          Mr. Geatens has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments

Stuart M. George               Vice President/Equity Trader  None                               Mr. George has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments

Barry S. Gladstein             Vice President/Portfolio      Vice President/Equity Analyst      Mr. Gladstein has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments

Brian T. Hannon                Vice President/Senior         Vice President/Senior Portfolio    Mr. Hannon has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Lisa L. Hansen(13)             Vice President/Head Trader    Vice President/Head Trader of      Ms. Hansen has served in various
                               of Focus Growth Equity        Focus Growth Equity Trading        executive capacities within Delaware
                               Trading                                                          Investments

Gregory M. Heywood(14)         Vice President/Senior         Vice President/Senior Research     Mr. Heywood has served in various
                               Research Analyst              Analyst                            executive capacities within Delaware
                                                                                                Investments

Michael E. Hughes              Vice President/Senior         Vice President/Senior Equity       Mr. Hughes has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments

Jeffrey W. Hynoski             Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Hynoski has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments

Jordan L. Irving(15)           Vice President/Senior         Vice President/Senior Portfolio    Mr. Irving has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Cynthia Isom                   Vice President/Senior         Vice President/Portfolio Manager   Ms. Isom has served in various
                               Portfolio Manager                                                executive capacities within Delaware
                                                                                                Investments
Kenneth R. Jackson             Vice President/Equity         Vice President/Equity Analyst      Mr. Jackson has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments

Andrew Kronschnabel            Vice President/High Grade     None                               Mr. Kronschnabel has served in
                               Trader                                                           various executive capacities within
                                                                                                Delaware Investments

Roseanne L. Kropp              Vice President/Senior Fund    Vice President/Senior Fund         Ms. Kropp has served in various
                               Analyst II/High Yield         Analyst II/High Yield              executive capacities within Delaware
                                                                                                Investments

Nikhil G. Lalvani              Vice President/Senior         Vice President/Senior Equity       Mr. Lalvani has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments

Steven T. Lampe                Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Lampe has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
Alfio Leone IV                 Vice President/High Grade     None                               Mr. Leone has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
Anthony A. Lombardi(16)        Vice President/Senior         Vice President/Senior Portfolio    Mr. Lombardi has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Charles (Tom) T. McClintic     Vice President/High Yield     None                               Mr. McClintic has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments

Andrew M. McCullagh, Jr.       Vice President/Senior         Vice President/Senior Portfolio    Mr. McCullagh has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Michael S. Morris              Vice President/Portfolio      Vice President/Senior Equity       Mr. Morris has served in various
                               Manager                       Analyst                            executive capacities within Delaware
                                                                                                Investments

Scott Moses                    Vice President/Fixed Income   None                               Mr. Moses has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments

John R. Murray                 Vice President/Senior         None                               Mr. Murray has served in various
                               Equity Analyst                                                   executive capacities within Delaware
                                                                                                Investments

Philip O. Obazee               Vice President/Derivatives    Vice President/Derivatives         Mr. Obazee has served in various
                               Manager                       Manager                            executive capacities within Delaware
                                                                                                Investments

Donald G. Padilla              Vice President/Equity         Vice President/Equity Analyst II   Mr. Padilla has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments

Daniel J. Prislin(17)          Vice President/Senior         Vice President/Senior Portfolio    Mr. Prislin has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Craig S. Remsen                Vice President/Research       None                               Mr. Remsen has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments

Joseph T. Rogina               Vice President/Equity Trader  None                               Mr. Rogina has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments

Richard Salus                  Vice President/Deputy         None                               Mr. Salus has served in various
                               Controller                                                       executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Deputy Controller -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

Kevin C. Schildt               Vice President/Senior         Vice President/Senior Research     Mr. Schildt has served in various
                               Municipal Credit Analyst      Analyst                            executive capacities within Delaware
                                                                                                Investments

Richard D. Seidel              Vice President/Assistant      None                               Mr. Seidel has served in various
                               Controller/Manager - Payroll                                     executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Assistant
                                                                                                Controller/Manager - Payroll -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

Thomas Socha                   Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Socha has served in various
                               Income Analyst                Income Analyst                     executive capacities within Delaware
                                                                                                Investments

Brenda L. Sprigman             Vice President/Business       None                               Ms. Sprigman has served in various
                               Manager - Fixed Income                                           executive capacities within Delaware
                                                                                                Investments

Matthew J. Stephens            Vice President/Senior High    Vice President/Senior High Grade   Mr. Stephens has served in various
                               Grade Analyst                 Analyst                            executive capacities within Delaware
                                                                                                Investments

Michael T. Taggart             Vice President/Facilities &   None                               Mr. Taggart has served in various
                               Administrative Services                                          executive capacities within Delaware
                                                                                                Investments

Matthew Todorow(18)            Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Todorow has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments

Spencer M. Tullo               Vice President/Fixed Income   None                               Mr. Tullo has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments

Robert A. Vogel, Jr.(19)       Vice President/Senior         Vice President/Senior Portfolio    Mr. Vogel has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments

Lori P. Wachs                  Vice President/Portfolio      Vice President/Portfolio Manager   Ms. Wachs has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments

Laura A. Wagner                Vice President/Investment     Vice President/Investment          Ms. Wagner has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments

James J. Wright                Vice President/Senior         Vice President/Senior Equity       Mr. Wright has served in various
                               Equity Analyst                Analyst                            executive capacities within Delaware
                                                                                                Investments

--------------------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Information regarding the directors and officers of Mondrian Investment Partners
Limited  (Mondrian) and the positions  held with the Registrant  during the past two years is provided below.  Unless  otherwise  noted,  the principal  business address of each  director and officer of Mondrian is Third Floor,  80 Cheapside,
London, England EC2V 6EE.

-------------------------------------- --------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions and Offices with Mondrian and its affiliates and other Positions and Offices Held
-------------------------------------- --------------------------------------------------------------------------------------------
David G. Tilles                        Managing Director, Chief Investment Officer and Director of Mondrian Investment Partners
                                       Limited

Elizabeth A. Desmond                   Regional Research Director and Director of Mondrian Investment Partners Limited

John Emberson                          Chief Operating Officer, Finance Director and Director of Mondrian Investment Partners
                                       Limited

Clive A. Gillmore                      Deputy Managing Director and Director of Mondrian Investment Partners Limited

John Kirk                              Investment Director and Director of Mondrian Investment Partners Limited

G. Roger H. Kitson                     Director (Non-executive) of Mondrian Investment Partners Limited

Nigel G. May                           Regional Research Director and Director of Mondrian Investment Partners Limited

Christopher A. Moth                    Chief Investment Officer - Global Fixed Income & Currencies and Director of Mondrian
                                       Investment Partners Limited

Hamish O. Parker                       Investment Director and Director of Mondrian Investment Partners Limited

Robert Akester                         Senior Portfolio Manager of Mondrian Investment Partners Limited

Fiona A. Barwick                       Senior Portfolio Manager of Mondrian Investment Partners Limited

Joanna Bates                           Senior Portfolio Manager of Mondrian Investment Partners Limited

Ormala Krishnan                        Senior Portfolio Manager of Mondrian Investment Partners Limited

Emma R. E. Lewis                       Senior Portfolio Manager of Mondrian Investment Partners Limited

Andrew Miller                          Senior Portfolio Manager of Mondrian Investment Partners Limited

Hugh A. Serjeant                       Senior Portfolio Manager of Mondrian Investment Partners Limited

David Wakefield                        Senior Portfolio Manager of Mondrian Investment Partners Limited

James S. Beveridge                     Senior Trading Manager of Mondrian Investment Partners Limited

Len Johnson                            Senior Vice President/Client Services of Mondrian Investment Partners Limited

Nigel A. Bliss                         Portfolio Manager of Mondrian Investment Partners Limited

Ginny Chong                            Portfolio Manager of Mondrian Investment Partners Limited

Ian Cooke                              Interim Finance Manager of Mondrian Investment Partners Limited

Richard J. Ginty                       Portfolio Manager of Mondrian Investment Partners Limited

Frances Lake                           Portfolio Manager of Mondrian Investment Partners Limited

Russell Mackie                         Portfolio Manager of Mondrian Investment Partners Limited

Solomon Peters                         Portfolio Manager of Mondrian Investment Partners Limited

Dan Philps                             Portfolio Manager of Mondrian Investment Partners Limited

Andrew Porter                          Portfolio Manager of Mondrian Investment Partners Limited

Jonathan Spread                        Portfolio Manager of Mondrian Investment Partners Limited

Jason Andrews                          Manager, Investment Administration of Mondrian Investment Partners Limited

John L. Barrett                        Chief Compliance Officer of Mondrian Investment Partners Limited

Graham Evans                           Personnel/Premises Manager of Mondrian Investment Partners Limited

Paul J. Fournel                        IT Manager of Mondrian Investment Partners Limited

Jane Goss                              General Counsel and Company Secretary of Mondrian Investment Partners Limited

Brian Heywood                          Implementation Manager of Mondrian Investment Partners Limited

Jennifer E. Phimister                  Manager, Client Services of Mondrian Investment Partners Limited

Warren D. Shirvell                     Head of Operations of Mondrian Investment Partners Limited

Bilgin Soylu                           Senior Research Analyst of Mondrian Investment Partners Limited

Natalie Stone                          Trader of Mondrian Investment Partners Limited

Arthur van Hoogstraten                 IT Programme Manager of Mondrian Investment Partners Limited

Boris Veselinovich                     Senior Research Analyst of Mondrian Investment Partners Limited

Item 27. Principal Underwriters.

(a)(1)    Delaware Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(b)(1)    Information  with  respect  to  each  officer  and  partner  of the principal  underwriter  and the Registrant is provided  below.  Unless otherwise  noted,  the principal  business address of each officer and
          partner  of  Delaware  Distributors,   L.P.  is  2005  Market  Street,
          Philadelphia, PA 19103-7094.

---------------------------------------- ---------------------------------------------- --------------------------------------------
Name and Principal Business Address      Positions and Offices with Underwriter         Positions and Offices with Registrant
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.              General Partner                                None

Delaware Capital Management              Limited Partner                                None

Delaware Investment Advisers             Limited Partner                                None

Kevin J. Lucey                           President/Chief Executive Officer              None

Philip N. Russo                          Executive Vice President                       None

Douglas L. Anderson                      Senior Vice President/Operations               None

Michael P. Bishof                        Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                                        Officer

Jeffrey M. Kellogg                       Senior Vice President/Senior Product           None
                                         Manager/Communications Manager

Deb Landsman-Yaros                       Senior Vice President/Head of Retail           None
                                         Investor Services

Thomas M. McConnell                      Senior Vice President/Senior 529 Plans         None
                                         Product Manager

Carolyn McIntyre                         Senior Vice President/Human Resources          None

Brian L. Murray, Jr.                     Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                        Officer

David P. O'Connor                        Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                                         Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                                        Counsel/Chief Legal Officer

Daniel J. Perullo                        Senior Vice President/Eastern Director,        None
                                         Institutional Sales

Robert E. Powers                         Senior Vice President/Senior Domestic Sales    None
                                         Manager

Richard Salus                            Senior Vice President/Controller/              None
                                         Treasurer/Financial Operations Principal

James L. Shields                         Senior Vice President/Chief Information        None
                                         Officer

Trevor M. Blum                           Vice President/Senior Consultant               None
                                         Relationship Manager

E. Zoe Bradley                           Vice President/Product Management Manager      None

Mel Carrozza                             Vice President/Client Services                 None

Anthony G. Ciavarelli                    Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                        Counsel/Assistant Secretary

Elisa C. Colkitt                         Vice President/Broker Dealer Operations &      None
                                         Service Support

David F. Connor                          Vice President/Deputy General                  Vice President/Deputy General
                                         Counsel/Assistant Secretary                    Counsel/Secretary

Joel A. Ettinger                         Vice President/Taxation                        Vice President/Taxation

Edward M. Grant                          Vice President/Senior Domestic Sales Manager   None

Audrey Kohart                            Vice President/Financial Planning and          None
                                         Reporting

Josephine O'Brien                        Vice President/RFP Group Manager               None

Robinder Pal                             Vice President/Senior Retail                   None
                                         e-Business/Production Services Manager

Marlene D. Petter                        Vice President/Marketing Communications        None

Christian Reimer                         Vice President/529 Plans Product Manager       None

Richard D. Seidel                        Vice President/Assistant                       None
                                         Controller/Assistant Treasurer

Michael T. Taggart                       Vice President/Facilities & Administrative     None
                                         Services

Molly Thompson                           Vice President/Associate Product Management    None
                                         Manager

Kathryn R. Williams                      Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                         Secretary                                      Counsel/Assistant Secretary

(a)(2)    Lincoln  Financial  Distributors,  Inc.  (LFD)  serves as  financial intermediary  wholesaler  for all the  mutual  funds  in the  Delaware
          Investments Family of Funds.

(b)(2)    Information  with respect to each officer and partner of LFD and the
          Registrant is provided below.  Unless  otherwise  noted, the principal business  address of each  officer  and  partner of LFD is 2001 Market
          Street, Philadelphia, PA 19103-7055.

-------------------------------------------- ----------------------------------------- ------------------------------------------
Name and Principal Business Address          Positions and Office with LFD               Positions and Offices with Registrant
-------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None

David M. Kittredge                           Senior Vice President                                       None

William C. Miller                            Senior Vice President                                       None

Terrance Mullen                              Senior Vice President                                       None

Donald Roberson                              Senior Vice President                                       None

David L. Ahrendt(3)                          Vice President                                              None

Duane L. Bernt(2)                            Vice President and Treasurer                                None

Nancy Briguglio                              Vice President                                              None

Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer

Daniel P. Hickey(2)                          Vice President                                              None

Karina Istvan                                Vice President                                              None

Rochelle Krombolz                            Vice President                                              None

William Lamoin                               Vice President                                              None

Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer

Henry Orvin                                  Vice President                                              None

James Ryan                                   Vice President                                              None

Gregory Smith                                Vice President                                              None

Marjorie Snelling                            Vice President                                              None

Marilyn K. Ondecker(3)                       Secretary                                                   None
-------------------------------------------- ----------------------------------------- ------------------------------------------
(1)  350 Church Street, Hartford, CT 06103

(2)  1500 Market Street, Philadelphia, PA 19103

(3)  1300 Clinton Street, Fort Wayne, IN 46802

                  (c)      Not Applicable.

Item 28.       Location  of  Accounts  and  Records.  All  accounts  and records required  to be  maintained  by Section 31 (a) of the  Investment
               Company  Act of  1940  and  the  rules  under  that  section  are maintained in Philadelphia  at 2005 Market Street,  Philadelphia,
               PA 19103-7094,  in London at Third Floor,  80 Cheapside,  London,
               England EC2V 6EE, in New York at 630 Fifth  Avenue,  New York, NY
               10111, or in Fort Wayne at 200 East Berry Street,  Fort Wayne, IN
               46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  None.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  in this City of Philadelphia  and  Commonwealth of Pennsylvania on this 14th day of
February, 2006.

                                                 DELAWARE VIP TRUST

                                                 By: /s/ Jude T. Driscoll
                                                 Jude T. Driscoll
                                                 Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                                      Title                                 Date
----------------------------------- ----------------------------------- ------------------------------

/s/ Jude T. Driscoll                Chairman/President/                       February 14, 2006
Jude T. Driscoll                    Chief Executive Officer (Principal
                                    (Principal Executive Officer)
                                    and Trustee

/s/ Thomas L. Bennett    *          Trustee                                   February 14, 2006
Thomas L. Bennett

/s/ John A. Fry          *          Trustee                                   February 14, 2006
John A. Fry

/s/ Anthony D, Knerr     *          Trustee                                   February 14, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth  *          Trustee                                   February 14, 2006
Lucinda S. Landreth

/s/ Ann R. Leven         *          Trustee                                   February 14, 2006
Ann R. Leven

/s/ Thomas F. Madison    *          Trustee                                   February 14, 2006
Thomas F. Madison

/s/ Janet L. Yeomans     *          Trustee                                   February 14, 2006
Janet L. Yeomans

/s/ J. Richard Zecher    *          Trustee                                   February 14, 2006
J. Richard Zecher

/s/ Michael P. Bishof    *          Senior Vice President/                    February 14, 2006
Michael P. Bishof                   Chief Financial Officer
                                    (Principal Financial Officer)

               * By: /s/ Jude T. Driscoll
               Jude T. Driscoll
               as Attorney-in-Fact for
               each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits

                                       to

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit

EX-99(h)(2)(i)      Executed Amendment No. 30 to Schedule A (October 1, 2005) of
                    Delaware   Investments   Family  of  Funds  Fund  Accounting
                    Agreement

EX-99.(p)(3)        Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (April 2005)

EX-99.(p)(4)        Code of Ethics  for  Mondrian  Investment  Partners  Limited
                    (September 1, 2005)